Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.4% ¤
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.3%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$43	$56
Preferred Term Securities Ltd.
5.735% (TSFR3M + 0.350%) due 03/22/2038 ~	18,013	16,662
6.482% (US0003M + 0.860%) due 07/03/2033 ~	325	309

		17,027

INDUSTRIALS 0.1%
CVS Pass-Through Trust 5.880% due 01/10/2028	587	581
Times Square Hotel Trust 8.528% due 08/01/2026	1,848	1,844

		2,425

Total Corporate Bonds & Notes (Cost $19,783)		19,452

U.S. GOVERNMENT AGENCIES 58.8%
Fannie Mae
0.548% due 11/25/2049 •(a)	532	78
3.673% due 01/01/2035 •	3	3
3.731% due 02/01/2035 •	2	2
3.990% due 12/01/2036 •	2	2
4.000% due 11/25/2033 - 01/01/2059	260	249
4.065% due 03/01/2035 •	5	5
4.077% due 12/01/2036 •	4	4
4.117% due 02/01/2035 •	3	3
4.173% due 12/01/2035 •	2	2
4.318% due 03/01/2033 •	1	1
4.375% due 03/01/2029 •	3	3
4.383% due 03/01/2035 •	2	2
4.500% due 04/01/2032 •	9	9
4.542% due 01/01/2037 •	3	3
4.670% due 05/01/2036 •	2	2
4.744% due 09/01/2033 •	12	11
4.887% due 07/01/2033 •	2	2
4.991% due 05/01/2034 •	9	9
5.000% due 11/25/2032	433	429
5.007% due 04/01/2033 •	4	4
5.012% due 03/01/2035 •	5	5
5.047% due 06/01/2033 •	3	3
5.080% due 05/01/2036 •	4	4
5.132% due 07/01/2033 •	2	2
5.285% due 11/01/2034 •	5	5
5.465% due 05/01/2033 •	7	7
5.500% due 09/25/2035	2,095	2,151
5.572% due 08/25/2031 •	31	30
5.600% due 11/01/2034 •	1	1
5.622% due 04/01/2034 •	1	1
5.692% due 07/25/2037 •	521	507
5.765% due 03/25/2036 •	7	7
5.824% due 10/01/2034 •	2	2
5.878% due 09/01/2033 •	3	3
6.000% due 09/01/2033 •	5	5
6.053% due 11/18/2031 •	1	1
6.102% due 11/25/2031 •	15	15
6.129% due 03/01/2044 - 10/01/2044 •	19	18
6.191% due 06/01/2033 •	51	51
6.198% due 04/01/2036 •	8	8
6.245% due 09/01/2030 •	5	5
6.247% due 10/01/2032 •	4	4
6.260% due 11/01/2032 •	8	7
6.329% due 10/01/2040 •	10	10
6.375% due 09/01/2032 •	10	10
6.452% due 04/25/2032 •	2	2
6.500% due 06/25/2028	5	5
6.639% due 11/01/2035 •	1	1
6.848% due 02/01/2033 •	14	14
7.000% due 07/25/2042	3	3
7.054% due 07/01/2035 •	2	2

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

7.478% due 04/01/2036 •	1	1
8.500% due 01/25/2025 - 11/01/2030	2	2
Freddie Mac
0.482% due 01/25/2034 ~(a)	86,144	2,901
0.776% due 03/25/2034 ~(a)	67,731	3,588
3.000% due 09/01/2046 - 03/01/2048	10,617	9,578
3.500% due 07/01/2046 - 02/01/2048	130	121
3.927% due 01/01/2035 •	2	2
3.987% due 01/01/2035 •	4	4
4.000% due 10/15/2033	16	15
4.032% due 02/01/2035 •	3	3
4.386% due 03/01/2028 •	1	1
4.454% due 03/01/2034 •	7	7
4.485% due 02/01/2035 •	8	8
4.520% due 02/01/2036 •	1	1
4.583% due 04/01/2032 •	18	18
4.598% due 04/01/2033 •	1	1
4.637% due 02/01/2035 •	7	7
4.843% due 04/01/2034 •	3	3
5.000% due 02/15/2036	92	93
5.500% due 05/15/2036	7	8
5.570% due 12/01/2033 •	12	12
5.585% due 09/01/2035 •	3	3
5.703% due 10/15/2032 •	2	2
5.730% due 08/25/2031 •	26	26
5.803% due 12/15/2029 ~	4	4
5.903% due 12/15/2031 •	1	1
5.940% due 08/01/2031 •	5	5
6.003% due 08/15/2031 •	4	4
6.078% due 01/01/2035 •	2	2
6.081% due 03/01/2032 •	11	11
6.090% due 09/01/2035 •	1	1
6.117% due 07/01/2037 •	1	1
6.208% due 10/01/2034 •	5	5
6.212% due 10/25/2044 - 02/25/2045 •	1,020	928
6.215% due 09/01/2028 •	1	1
6.246% due 05/01/2026 •	1	1
6.319% due 09/01/2033 •	7	7
6.362% due 11/01/2034 •	2	2
6.375% due 11/01/2034 •	9	9
6.412% due 07/25/2044 ~	216	201
6.500% due 07/25/2043	265	274
7.000% due 06/15/2029	3	3
7.500% due 01/15/2031	1	1
Ginnie Mae
2.750% (H15T1Y + 1.500%) due 10/20/2026 ~	3	3
2.750% due 12/20/2027 - 10/20/2033 •	10	10
3.625% due 01/20/2027 - 09/20/2033 •	28	28
3.875% due 05/20/2030 - 05/20/2032 •	13	13
4.000% due 05/20/2030 - 07/20/2030 •	18	18
4.500% due 07/20/2040 - 12/20/2053	7,905	7,771
5.500% due 07/20/2053 - 08/20/2053	48,985	49,357
5.737% due 03/20/2068	1,744	1,730
5.777% due 12/20/2062	1,414	1,405
5.787% due 10/20/2062	1,086	1,080
5.788% due 01/20/2072	577	572
5.887% due 02/20/2061 ~	133	132
6.087% due 02/20/2070	480	478
6.187% due 09/20/2063 ~	112	112
Ginnie Mae, TBA
2.000% due 01/01/2054	3,000	2,541
2.500% due 01/01/2054	3,600	3,150
3.000% due 02/01/2054	2,200	1,994
3.500% due 01/01/2054	57,300	53,370
4.000% due 02/01/2054	6,200	5,926
5.000% due 01/01/2054	2,500	2,483
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 05/01/2052	14,099	12,767
3.500% due 03/01/2040 - 05/01/2052	19,561	18,253
4.000% due 08/01/2038 - 08/01/2053	67,375	64,122
4.500% due 07/01/2052 - 04/01/2053	76,303	74,018
5.000% due 06/01/2053	898	889
5.500% due 11/01/2052 - 05/01/2053	69,763	70,119
6.000% due 12/01/2052 - 08/01/2053	9,295	9,443
6.500% due 04/01/2053	265	272
8.500% due 11/01/2025 - 06/01/2030	4	4
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2039 - 01/01/2054	30,300	25,844
3.000% due 01/01/2039 - 03/01/2054	191,040	172,833
3.500% due 01/01/2054 - 02/01/2054	307,300	282,131
4.000% due 01/01/2054 - 02/01/2054	415,150	392,929
4.500% due 01/01/2054	48,900	47,406
5.000% due 01/01/2054 - 02/01/2054	252,100	249,454
5.500% due 01/01/2054 - 02/01/2054	590,000	592,632
6.000% due 02/01/2054	594,120	603,287

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.500% due 01/01/2054 - 02/01/2054	378,800	388,171

Total U.S. Government Agencies (Cost $3,106,780)		3,158,325

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Bonds
4.000% due 11/15/2042 (g)(i)(k)	49,800	48,413
4.000% due 11/15/2052 (g)(i)	37,800	37,302
U.S. Treasury Notes
2.375% due 05/15/2029 (i)(k)	8,900	8,251

Total U.S. Treasury Obligations (Cost $100,434)		93,966

NON-AGENCY MORTGAGE-BACKED SECURITIES 26.8%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	4,050	3,886
225 Liberty Street Trust 3.597% due 02/10/2036	2,000	1,833
280 Park Avenue Mortgage Trust 6.538% due 09/15/2034 •	1,400	1,346
Adjustable Rate Mortgage Trust
6.010% due 11/25/2035 «•	98	94
6.030% due 11/25/2035 «~	281	265
6.030% due 08/25/2036 ~	31,357	10,172
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	8,666	7,474
American Home Mortgage Investment Trust 7.805% due 06/25/2045 «•	210	202
Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	161	151
4.800% due 11/25/2067 þ	29,000	28,224
6.500% due 12/25/2067 þ	1,020	1,027
AREIT LLC 7.470% due 02/17/2028	3,100	3,104
Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	4,801	3,942
1.483% due 10/25/2048 ~	6,312	5,227
1.637% due 10/25/2048 ~	3,202	2,649
Ashford Hospitality Trust
6.434% due 04/15/2035 •	12,550	12,399
6.984% due 06/15/2035 •	3,100	3,027
7.384% due 06/15/2035 ~	2,300	2,227
8.284% due 06/15/2035 •	3,200	3,092
BAMLL Commercial Mortgage Securities Trust
3.218% due 04/14/2033	1,450	1,386
4.091% due 08/10/2038 ~	1,655	1,530
6.459% due 04/15/2036 ~	3,500	3,486
6.609% due 03/15/2034 •	900	893
Banc of America Alternative Loan Trust 6.000% due 04/25/2037	1,532	1,263
Banc of America Funding Trust
3.395% due 10/20/2046 ~	165	137
4.095% due 01/20/2047 «	406	284
4.222% due 10/26/2036 ~	74,214	70,003
4.718% due 09/20/2046 «	74	60
5.061% due 01/20/2047 ~	5	4
5.652% due 09/20/2046 ~	439	424
5.750% due 08/25/2036 «	85	69
5.852% due 10/20/2036 •	2,551	1,912
6.147% due 04/20/2035 «•	87	84
Banc of America Mortgage Trust
4.733% due 06/25/2035 «~	222	203
4.753% due 10/25/2035 «~	199	180
4.999% due 06/25/2034 «~	97	90
5.617% due 11/25/2033 «~	6	5
6.122% due 12/25/2033 «~	26	25
BankUnited Trust 6.070% due 09/25/2045	61	55
BCAP LLC Trust 7.870% due 10/25/2047 •	13,799	10,693
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~	38	25
3.250% due 02/25/2033 «~	1	1
3.682% due 04/25/2034 «~	36	30
3.877% due 05/25/2047 ~	218	196
4.091% due 05/25/2034 «~	27	23
4.151% due 02/25/2035 «	345	261
4.811% due 05/25/2033 «~	76	67
4.815% due 11/25/2030 ~	43	40
4.957% due 01/25/2035	1,085	987
5.342% due 12/25/2035 «	84	69
5.469% due 11/25/2034 «	256	227
5.652% due 01/25/2034 ~	19	18
5.712% due 08/25/2035 «~	437	388
6.035% due 11/25/2034 ~	87	79
6.881% due 02/25/2036 «~	42	38

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

7.660% due 12/25/2046	1,638	1,420
Bear Stearns ALT-A Trust
4.198% due 04/25/2035 ~	14	14
4.235% due 08/25/2036 ~	954	482
4.255% due 08/25/2036 ~	1,434	938
4.325% due 02/25/2036 ~	2,089	1,452
4.964% due 01/25/2036 ~	593	549
5.050% due 11/25/2035 ~	689	341
5.215% due 07/25/2035 ~	7,225	4,872
5.234% due 08/25/2034 «	499	472
5.341% due 01/25/2034 «	241	219
5.446% due 12/25/2033 «~	136	125
7.195% due 09/25/2034 •	2,668	2,432
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034 þ	20	18
5.500% due 06/25/2034 þ	186	182
5.500% due 12/25/2035 «	48	31
5.720% due 07/25/2036 •	10,607	7,884
5.750% due 10/25/2033 «þ	84	86
Bear Stearns Mortgage Funding Trust
5.630% due 12/25/2046 •	4,467	3,727
5.680% due 01/25/2037 «	307	273
Bear Stearns Mortgage Securities, Inc. 4.844% due 06/25/2030 «~	2	2
Bear Stearns Structured Products, Inc. Trust
3.993% due 12/26/2046 ~	2,390	1,806
4.805% due 01/26/2036 ~	1,684	1,246
Bella Vista Mortgage Trust 7.066% due 11/20/2034	2,074	2,076
BellaVista Mortgage Trust
5.970% due 05/20/2045 •	1,289	834
6.210% due 02/25/2035 •	2,110	1,356
Benchmark Mortgage Trust 2.994% due 04/15/2054 ~	8,809	6,405
BX Commercial Mortgage Trust
6.146% due 06/15/2038 •	1,242	1,223
6.165% due 10/15/2038 •	235	230
6.326% due 11/15/2038 •	13,278	13,104
6.352% due 01/17/2039 •	9,600	9,430
6.375% due 02/15/2039	1,944	1,911
BX Trust
3.202% due 12/09/2041	2,726	2,412
6.276% due 02/15/2036	4,152	4,090
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063	6,601	5,835
3.250% due 09/25/2063	6,621	5,830
3.500% due 06/25/2062	3,759	3,409
Chase Mortgage Finance Trust 4.796% due 12/25/2035 ~	541	471
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.426% due 01/25/2035 «~	258	226
CIM Trust
3.000% due 01/25/2061 ~	3,467	3,190
3.250% due 10/25/2058	1,249	1,107
3.750% due 12/25/2061 ~	11,173	10,503
5.000% due 05/25/2062	1,662	1,648
5.500% due 08/25/2064 ~	23,440	23,691
6.639% due 12/25/2067 þ	1,211	1,223
Citicorp Mortgage Securities Trust 6.000% due 08/25/2036	525	473
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	9,673	9,409
3.209% due 05/10/2049	700	663
6.556% due 12/15/2036 •	9,200	9,117
6.876% due 12/15/2036 •	3,153	3,092
Citigroup Global Markets Mortgage Securities, Inc.
5.970% due 05/25/2032 «•	17	17
8.500% due 05/25/2032 «	64	63
Citigroup Mortgage Loan Trust
4.812% due 05/25/2042 ~	573	523
5.322% due 08/25/2035 ~	79	76
5.600% due 06/25/2036 •	563	528
5.800% due 12/25/2034 «•	55	50
5.970% due 09/25/2036 •	2,786	2,534
6.270% due 08/25/2035 •	56	54
6.277% due 09/25/2035 «•	161	154
6.980% due 05/25/2035 •	26	25
7.780% due 10/25/2035 •	10	9
7.860% due 11/25/2035 •	206	202
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037	906	811
Colony Mortgage Capital Ltd. 6.604% due 11/15/2038 •	8,400	8,257
COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	7,696	7,459
4.550% due 04/25/2067 ~	10,534	10,344

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.467% due 08/25/2067 þ	4,456	4,494
Commercial Mortgage Trust 3.545% due 02/10/2036	3,800	3,549
Community Program Loan Trust 4.500% due 04/01/2029	4	4
Countrywide Alternative Loan Trust
3.926% due 08/25/2035 ~	2,058	1,881
4.915% due 12/25/2034	1,414	1,312
5.500% due 05/25/2035 •	133	112
5.500% due 11/25/2035	736	425
5.500% due 03/25/2036	63	26
5.652% due 02/20/2047 •	1,258	970
5.667% due 12/20/2046 •	5,708	4,911
5.672% due 07/20/2046 •	440	352
5.720% due 05/25/2035 «•	75	54
5.750% due 12/25/2035 •	355	313
5.750% due 04/25/2047	358	200
5.770% due 10/25/2035	1,960	684
5.790% due 02/25/2047 •	4,867	4,535
5.850% due 07/25/2046 •	2,169	1,843
5.850% due 09/25/2046 •	204	190
5.852% due 03/25/2047 •	2,108	1,770
5.870% due 06/25/2037 •	534	472
5.892% due 03/20/2046 •	207	168
5.970% due 06/25/2035 •	1,308	1,139
6.000% due 03/25/2037	959	516
6.000% due 04/25/2037	563	474
6.010% due 02/25/2036 •	69	56
6.012% due 02/25/2036 •	460	415
6.050% due 02/25/2036 •	186	164
6.112% due 11/20/2035 •	123	113
6.130% due 10/25/2035 ~	2,641	1,852
6.250% due 12/25/2033 «	10	10
6.250% due 07/25/2036	3,695	1,136
6.262% due 11/25/2047 ~	3,180	2,586
6.392% due 11/25/2047 •	5,800	4,718
6.457% due 03/25/2037 ~	249	137
6.500% due 11/25/2031 «	20	20
6.500% due 06/25/2036	3,250	1,551
7.000% due 10/25/2035	3,758	1,847
7.010% due 11/25/2035 •	1,601	1,292
Countrywide Home Loan Mortgage Pass-Through Trust
3.455% due 07/19/2033 «~	46	42
4.103% due 05/19/2033 «~	7	6
4.163% due 06/20/2036	615	533
4.198% due 02/25/2034 «~	6	6
4.491% due 04/25/2035	645	500
5.003% due 02/20/2035 ~	30	30
5.258% due 12/19/2033 «	319	297
5.393% due 06/19/2031 «~	1	1
5.500% due 06/25/2034	1,967	1,515
5.500% due 06/25/2035	1,368	799
5.750% due 02/25/2036	3,709	1,794
5.950% due 03/25/2036 •	8,999	8,160
5.970% due 03/25/2036	2,767	2,196
6.000% due 11/25/2037 «	86	34
6.033% due 02/19/2034 «~	7	6
6.050% due 04/25/2035 «~	12	10
6.070% due 03/25/2035 •	23	15
6.090% due 03/25/2035 •	20	17
6.110% due 03/25/2035 •	1,522	1,385
6.150% due 02/25/2035 •	44	37
6.158% due 02/19/2034 «~	7	6
6.170% due 02/25/2035 •	331	288
6.170% due 05/25/2035 •	1,524	882
6.250% due 02/25/2035 •	63	54
6.390% due 09/25/2034 «•	50	41
7.884% due 02/20/2036 •	41	35
7.940% due 02/20/2036 •	109	99
Credit Suisse First Boston Mortgage Securities Corp.
2.693% due 12/25/2032 «~	26	20
4.631% due 06/25/2033 «~	95	87
4.707% due 12/25/2033 «~	253	241
5.750% due 04/25/2033 «	5	5
6.050% due 03/25/2032 ~	49	45
6.250% due 07/25/2035 «	130	126
6.329% due 08/25/2033	941	811
6.620% due 09/25/2034 •	371	511
7.000% due 02/25/2033 «	9	9
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.858% due 07/25/2033 «~	2	2
5.500% due 11/25/2035 «	132	97
5.708% due 10/25/2033 «~	35	33
Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~	4,598	4,428
3.913% due 04/28/2037 ~	327	302

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.448% due 02/27/2036 ~	3,957	2,708
5.750% due 12/26/2035	173	113
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	184	113
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~	10,349	9,938
2.000% due 01/25/2060 ~	6,681	5,745
2.215% due 11/25/2061 ~	687	665
2.257% due 08/15/2037	1,150	1,065
2.750% due 01/25/2060	9,795	7,091
2.750% due 01/25/2060 ~	5,626	4,169
3.090% due 12/26/2059 ~	576	576
3.250% due 01/25/2060 ~	3,775	2,715
3.250% due 01/25/2060	7,373	5,391
3.616% due 01/25/2060 ~	3,343	2,221
3.904% due 04/25/2062	5,828	5,487
7.076% due 10/15/2037 •	1,000	962
Cross Mortgage Trust 6.615% due 03/25/2068 þ	2,262	2,286
DC Commercial Mortgage Trust 6.314% due 09/12/2040	1,200	1,240
DC Office Trust 2.965% due 09/15/2045	2,205	1,844
Deephaven Residential Mortgage Trust 4.300% due 03/25/2067 ~	1,866	1,780
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.830% due 01/25/2047 •	3,790	3,348
Downey Savings & Loan Association Mortgage Loan Trust
5.952% due 04/19/2046 •	254	220
6.070% due 08/19/2045 «	385	175
Extended Stay America Trust 6.556% due 07/15/2038 ~	54,140	53,680
First Horizon Alternative Mortgage Securities Trust
4.067% due 04/25/2036	537	460
5.031% due 09/25/2035 «	427	182
5.207% due 03/25/2035 ~	78	47
5.754% due 09/25/2034 «~	212	200
6.475% due 07/25/2035 ~	3,063	2,787
6.982% due 06/25/2034 ~	681	637
GCAT Trust 4.250% due 05/25/2067	17,200	15,833
GMAC Mortgage Corp. Loan Trust 5.250% due 05/25/2035 «~	6	5
GreenPoint Mortgage Funding Trust
5.890% due 04/25/2036 •	97	83
5.930% due 06/25/2045 •	7,786	5,639
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	3,344
3.924% due 10/10/2032	13,300	12,529
6.734% due 12/15/2036 •	4,500	4,443
GS Mortgage Securities Trust 3.621% due 10/10/2035	2,000	1,884
GSMPS Mortgage Loan Trust
5.820% due 09/25/2035 •	15,258	12,864
5.820% due 01/25/2036 •	19,661	15,849
7.000% due 06/25/2043	342	349
8.000% due 09/19/2027 «~	157	145
GSR Mortgage Loan Trust
4.149% due 04/25/2035 «~	276	248
4.301% due 06/25/2034	776	687
4.630% due 01/25/2036 ~	106	98
5.740% due 09/25/2035	2,722	2,142
5.778% due 09/25/2035 ~	15	15
5.820% due 01/25/2034 «•	3	3
5.939% due 04/25/2035 «~	285	261
5.970% due 07/25/2035 «	363	298
6.000% due 03/25/2032 «	6	6
6.521% due 01/25/2034	1,183	893
HarborView Mortgage Loan Trust
4.841% due 11/19/2034 «~	4	4
4.935% due 06/19/2045 ~	231	114
5.302% due 08/19/2034 «~	61	55
5.850% due 01/19/2038 •	21,769	19,073
5.850% due 02/19/2046 •	182	150
5.880% due 12/19/2036 •	942	753
5.910% due 05/19/2035 •	581	527
5.927% due 12/19/2035 ~	3	3
5.950% due 06/19/2035 •	3,743	3,547
5.950% due 03/19/2036 •	5,766	5,313
5.950% due 12/19/2036 •	6,844	6,425
6.170% due 01/19/2035 •	11	10
6.372% due 06/20/2035 «•	132	116
Hilton USA Trust
2.828% due 11/05/2035	6,500	5,224
3.719% due 11/05/2038	1,000	949

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

HomeBanc Mortgage Trust 6.205% due 10/25/2035 •	9,746	9,532
Impac CMB Trust 6.370% due 10/25/2033 «•	2	2
Impac Secured Assets Trust 6.170% due 05/25/2036 •	12	11
IndyMac Adjustable Rate Mortgage Trust 5.545% due 01/25/2032 «~	2	2
IndyMac INDA Mortgage Loan Trust 5.436% due 01/25/2036 ~	360	336
IndyMac INDX Mortgage Loan Trust
3.355% due 06/25/2036 ~	2,377	1,670
3.668% due 01/25/2036	3,099	2,736
3.700% due 02/25/2036 ~	3,255	2,388
4.106% due 07/25/2037	2,544	1,206
4.690% due 06/25/2034 ~(a)	1,410	1,117
5.650% due 08/25/2037	3,105	2,723
5.710% due 07/25/2036 •	12,989	12,740
5.770% due 06/25/2037 •	102	37
5.830% due 07/25/2037 •	5,923	5,371
5.850% due 09/25/2046 •	354	301
5.930% due 07/25/2046 «•	136	304
5.950% due 04/25/2035 ~	85	70
6.030% due 03/25/2035 «•	10	10
6.110% due 02/25/2035 ~	541	480
6.110% due 07/25/2045 •	3,306	2,642
6.270% due 11/25/2034 •	2,117	1,874
6.690% due 09/25/2034 «•	64	49
JP Morgan Alternative Loan Trust
5.950% due 07/25/2036 •	14,304	12,678
5.950% due 11/25/2036 •	3,766	3,172
5.957% due 06/27/2037 •	1,118	776
6.030% due 06/25/2037 ~	32,719	12,841
6.045% due 06/27/2037 ~	13,682	6,094
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	18,200	14,667
2.713% due 08/15/2049	5,049	4,881
3.648% due 12/15/2049 ~	300	282
4.549% due 07/05/2033	23,176	19,160
6.526% due 02/15/2035 •	6,030	5,987
6.591% due 11/15/2038 •	7,000	6,886
6.859% due 12/15/2031 •	476	389
7.085% due 07/05/2033 •	3,239	2,784
JP Morgan Mortgage Trust
4.292% due 04/25/2037 ~	474	380
4.433% due 06/25/2035 «~	48	37
4.625% due 07/25/2063	1,416	1,338
4.738% due 10/25/2035 «~	27	20
4.794% due 04/25/2035 «~	2	2
5.000% due 07/25/2036 «	214	97
5.109% due 10/25/2035 ~	65	59
5.250% due 11/25/2063	964	948
5.888% due 08/25/2034	1,151	1,098
5.950% due 08/25/2037	2,423	836
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	1,947	1,860
1.750% due 07/25/2061 þ	8,177	7,892
1.875% due 10/25/2068 þ	3,638	3,453
1.892% due 10/25/2066 þ	1,921	1,886
1.991% due 09/25/2060 ~	317	315
2.250% due 07/25/2067 þ	2,192	2,123
Lehman Mortgage Trust 5.500% due 02/25/2036 «	210	103
Lehman XS Trust
5.830% due 11/25/2035 •	4,019	3,868
5.930% due 04/25/2046 •	55	79
6.010% due 12/25/2035 •	2,749	2,549
Luminent Mortgage Trust 5.890% due 05/25/2036 •	2,179	1,903
Lux Trust 8.052% due 08/15/2040	2,800	2,834
Manhattan West Mortgage Trust 2.130% due 09/10/2039	3,400	3,008
MASTR Adjustable Rate Mortgages Trust
4.639% due 07/25/2035 ~	9,623	5,121
5.770% due 03/25/2047 •	6,077	5,383
5.800% due 12/25/2034 «~	216	189
6.000% due 12/25/2033 «~	4	3
6.570% due 09/25/2037 •	3,500	1,536
MASTR Alternative Loan Trust 6.222% due 06/25/2033 «	351	209
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032	1,796	348
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.176% due 11/15/2031 •	20	19

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Merrill Lynch Mortgage Investors Trust
4.326% due 04/25/2035 «~	7	6
5.307% due 05/25/2036	5,872	5,247
5.395% due 08/25/2033 «~	39	1
5.598% due 11/25/2035 ~	2,935	2,817
6.090% due 08/25/2028 •	2	2
6.110% due 10/25/2028 «•	74	67
6.130% due 06/25/2028 •	2	2
6.190% due 08/25/2035 ~	12,000	11,372
6.210% due 03/25/2028 «•	3	3
6.670% due 03/25/2028 «	286	242
MFA Trust
1.947% due 04/25/2065 ~	428	395
3.300% due 08/25/2061 ~	9,431	8,678
4.400% due 03/25/2068 þ	6,135	5,946
6.105% due 12/25/2068 þ	20,800	20,926
6.775% due 10/25/2058 þ	1,384	1,401
Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,400
2.500% due 11/25/2060 ~	5,358	4,388
3.707% due 09/25/2057	120	117
Morgan Stanley Capital Trust 6.476% due 05/15/2036 •	5,347	4,925
Morgan Stanley Mortgage Loan Trust
5.332% due 10/25/2034 «~	15	14
5.730% due 03/25/2036 •	7,192	4,858
Morgan Stanley Re-REMIC Trust 3.450% due 06/26/2047 •	12,154	10,643
MTN Commercial Mortgage Trust 6.767% due 03/15/2039	6,165	6,020
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034	332	299
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	18,196	17,202
3.250% due 02/25/2059 ~	7,794	7,459
3.500% due 12/25/2057 ~	358	343
4.500% due 05/25/2058 ~	527	510
New York Mortgage Trust 1.670% due 08/25/2061 þ	2,276	2,164
NLT Trust 3.200% due 10/25/2062	13,500	12,043
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.754% due 10/25/2034 þ	6,871	6,460
NYO Commercial Mortgage Trust 6.571% due 11/15/2038 •	3,865	3,577
OBX Trust
5.949% due 02/25/2063 þ	7,313	7,321
6.100% due 09/25/2062 þ	15,905	15,971
6.113% due 03/25/2063 þ	3,941	3,966
6.465% due 10/25/2063 þ	3,074	3,114
6.520% due 07/25/2063 þ	2,156	2,177
6.567% due 06/25/2063 þ	3,339	3,375
6.844% due 04/25/2063 þ	1,358	1,386
7.045% due 09/25/2063 þ	2,437	2,490
7.159% due 10/25/2063 þ	4,285	4,397
One Market Plaza Trust 3.614% due 02/10/2032	3,200	2,927
One New York Plaza Trust 6.426% due 01/15/2036 •	9,700	9,248
ONE Park Mortgage Trust 6.176% due 03/15/2036 •	2,600	2,478
OPEN Trust 8.451% due 10/15/2028	7,406	7,444
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.445% due 07/25/2035 •	6,091	6,018
PRET LLC 8.497% due 10/25/2053	21,053	21,228
PRKCM Trust
6.584% due 09/25/2058 þ	2,815	2,861
7.225% due 11/25/2058 þ	1,474	1,514
PRPM LLC
4.000% due 11/25/2053 þ	487	463
6.250% due 08/25/2068 þ	2,455	2,464
PRPM Trust 6.221% due 11/25/2068 þ	7,500	7,539
RCKT Mortgage Trust 6.808% due 09/25/2043	968	983
Residential Accredit Loans, Inc. Trust
5.112% due 09/25/2034 «~	3	3
5.678% due 12/26/2034 «	140	92
5.791% due 10/25/2037 ~	769	649
5.830% due 11/25/2036 •	6,385	3,643
5.850% due 04/25/2046 •	1,071	942
5.870% due 10/25/2046 •	6,945	6,396
6.000% due 12/25/2035	2,845	2,475
6.500% due 10/25/2036	19,649	16,605

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Residential Asset Securitization Trust
5.500% due 04/25/2035 •	519	288
5.820% due 10/25/2048 «•	2	2
5.920% due 02/25/2034 «•	16	14
6.000% due 08/25/2036	6,000	2,884
6.250% due 08/25/2036	1,752	1,009
6.500% due 04/25/2037	4,345	1,178
Residential Funding Mortgage Securities, Inc. Trust
4.842% due 02/25/2036 ~	82	72
5.107% due 09/25/2035 ~	4,719	2,991
5.773% due 02/25/2037	537	459
5.834% due 02/25/2036 «~	32	28
RESIMAC Bastille Trust 6.390% due 09/05/2057 ~	141	141
RiverView HECM Trust 5.340% due 05/25/2047 •	5,584	5,115
SACO Trust 7.000% due 08/25/2036 «	2	2
Sequoia Mortgage Trust
3.701% due 01/20/2047 ~	326	212
5.536% due 06/20/2034 ~	38	34
5.932% due 02/20/2035 ~	391	347
6.092% due 11/20/2034 «•	16	14
6.170% due 10/19/2026 «~	13	12
6.232% due 10/20/2027 «•	3	2
6.272% due 10/20/2027 «•	4	4
6.429% due 02/20/2034 ~	53	47
6.437% due 05/20/2034 •	156	148
6.765% due 08/20/2034 «~	43	40
6.832% due 10/20/2027 «•	110	104
7.247% due 09/20/2032 «~	11	10
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~	1,800	1,689
SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	1,337	1,300
SMRT Commercial Mortgage Trust 6.362% due 01/15/2039 •	25,570	25,055
Structured Adjustable Rate Mortgage Loan Trust
3.440% due 02/25/2036 ~	56	49
4.368% due 07/25/2035 «	32	26
5.806% due 09/25/2034 ~	539	514
6.205% due 06/25/2034 •	193	177
6.412% due 01/25/2035 •	331	283
6.412% due 05/25/2035 •	365	255
6.478% due 02/25/2034 «~	25	23
6.624% due 04/25/2034 «~	7	7
Structured Asset Mortgage Investments Trust
5.660% due 09/25/2047 •	680	608
5.770% due 02/25/2037 •	822	751
6.010% due 08/25/2035 •	4,261	3,757
6.030% due 02/25/2036 •	105	86
6.070% due 07/19/2034 «•	250	220
6.090% due 12/25/2035 •	13,280	10,642
6.170% due 03/19/2034 «•	83	74
6.310% due 10/19/2033 •	38	34
6.670% due 10/19/2033	845	841
6.750% due 05/02/2030 «~	64	1
Structured Asset Securities Corp. Mortgage Loan Trust
5.760% due 10/25/2036 •	204	164
7.500% due 10/25/2036	1,049	632
TBW Mortgage-Backed Pass-Through Certificates 6.500% due 04/25/2036	1,260	379
TBW Mortgage-Backed Trust 7.000% due 07/25/2036	863	358
Thornburg Mortgage Securities Trust 3.826% due 09/25/2037 ~	1,142	1,114
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	39,050	34,718
2.250% due 12/25/2061 ~	8,637	8,159
2.710% due 01/25/2060 ~	33,385	31,406
2.900% due 10/25/2059 ~	12,047	11,329
3.250% due 07/25/2056	1,000	972
6.470% due 10/25/2059 •	372	375
7.170% due 10/25/2059 •	11,615	11,455
TTAN 6.326% due 03/15/2038 •	1,716	1,698
UBS Commercial Mortgage Trust 6.259% due 02/15/2032 •	15,996	15,892
Verus Securitization Trust
0.820% due 10/25/2063 ~	1,510	1,374
1.057% due 10/25/2063 ~	41	37
1.262% due 10/25/2063 ~	61	56
4.130% due 02/25/2067 þ	7,175	6,708
4.260% due 02/25/2067 þ	1,482	1,376
5.811% due 05/25/2068 þ	3,187	3,186
5.999% due 02/25/2068 þ	1,223	1,225

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.443% due 08/25/2068 þ	2,067	2,094
6.476% due 06/25/2068 þ	1,550	1,566
6.665% due 09/25/2068 þ	9,719	9,859
6.876% due 11/25/2068	996	1,015
7.070% due 10/25/2068 þ	5,501	5,611
Visio Trust 6.598% due 10/25/2058 þ	1,171	1,182
Wachovia Bank Commercial Mortgage Trust 0.393% due 10/15/2041 ~(a)	18	0
Wachovia Mortgage Loan Trust LLC 6.182% due 10/20/2035 ~	66	62
WaMu Mortgage Pass-Through Certificates Trust
2.909% due 11/25/2041 ~	3	2
4.009% due 03/25/2033 «~	52	48
4.510% due 06/25/2034 «~	23	21
4.728% due 09/25/2035 ~	3,112	2,823
5.500% due 06/25/2033	917	768
5.584% due 08/25/2033 «~	4	4
5.840% due 05/25/2034 •	16,856	15,074
5.852% due 11/25/2046 •	8,964	7,605
6.010% due 12/25/2045 •	4,630	4,508
6.012% due 08/25/2046 •	4,857	4,405
6.050% due 07/25/2045 •	4,191	3,934
6.060% due 08/25/2046 •	3,234	2,618
6.157% due 01/25/2033 ~	739	717
6.210% due 11/25/2034 •	91	86
6.250% due 10/25/2044 •	242	229
6.310% due 06/25/2044 •	1,132	1,035
6.412% due 06/25/2042 •	64	58
6.412% due 08/25/2042 •	797	749
6.450% due 11/25/2034 •	581	533
6.450% due 10/25/2045 •	812	757
6.470% due 07/25/2044 «•	11	10
WaMu Mortgage-Backed Pass-Through Certificates 4.332% due 12/19/2039 «~	119	108
Washington Mutual Mortgage Pass-Through Certificates Trust
4.427% due 02/25/2033	557	504
5.175% due 12/25/2032 «	90	83
5.371% due 12/25/2032 «~	82	78
5.500% due 05/25/2035	1,292	1,101
5.500% due 06/25/2035 «	115	99
5.750% due 03/25/2033 «	63	53
5.762% due 02/25/2047 •	11,817	10,327
5.842% due 11/25/2046 •	12,918	10,572
5.961% due 11/25/2030 «~	5	5
6.120% due 10/25/2035 «•	322	274
7.500% due 04/25/2033 «	142	62
Wells Fargo Mortgage Loan Trust 3.908% due 09/27/2036 ~	499	483
Wells Fargo Mortgage-Backed Securities Trust 6.355% due 12/25/2036 ~	41	39
WSTN Trust 6.297% due 07/05/2037	4,800	4,896

Total Non-Agency Mortgage-Backed Securities (Cost $1,532,345)		1,439,342

ASSET-BACKED SECURITIES 65.5%
37 Capital CLO Ltd. 7.167% due 01/15/2034	5,000	4,998
510 Asset-Backed Trust 2.240% due 06/25/2061 þ	1,370	1,307
522 Funding CLO Ltd. 6.757% due 04/20/2030	11,953	11,944
Aames Mortgage Investment Trust 6.385% due 10/25/2035 •	1,900	1,790
ABFC Trust
5.750% due 11/25/2036 •	8,562	5,485
5.950% due 09/25/2036 •	4,060	3,939
6.150% due 04/25/2033 «•	471	445
6.490% due 03/25/2032 «~	199	189
ABFS Mortgage Loan Trust 3.485% due 07/15/2033 þ	533	393
ACAS CLO Ltd. 6.547% due 10/18/2028 •	2,210	2,207
Accredited Mortgage Loan Trust
5.730% due 09/25/2036 •	549	541
5.951% due 04/25/2035 «•	279	272
ACE Securities Corp. Home Equity Loan Trust
5.830% due 10/25/2036	15,302	5,256
5.910% due 01/25/2037 •	23,294	5,569
5.910% due 05/25/2037 ~	58,568	10,005
6.370% due 09/25/2033 •	874	849
6.520% due 12/25/2033 •	213	211
6.520% due 07/25/2034 «~	22	20
ACREC LLC 7.592% due 02/19/2038 •	2,900	2,910

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

AFC Home Equity Loan Trust 6.070% due 06/25/2028 «•	106	102
AIMCO CLO 6.755% due 01/15/2032	12,900	12,901
Allegro CLO Ltd. 6.820% due 10/16/2031 ~	5,900	5,906
American Home Mortgage Investment Trust 5.650% due 08/25/2035 «~	4	2
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •	3,290	3,285
Ameriquest Mortgage Securities Trust
5.630% due 10/25/2036 ~	18,676	5,502
5.710% due 10/25/2036 •	3,098	913
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.635% due 06/25/2034 •	1,803	1,682
6.340% due 10/25/2035 ~	14,679	14,226
6.385% due 01/25/2035 ~	364	353
6.415% due 07/25/2035	988	973
6.520% due 11/25/2034 •	10,949	10,690
6.580% due 03/25/2035 •	5,587	5,460
7.525% due 11/25/2034	1,830	1,458
Amortizing Residential Collateral Trust 6.470% due 10/25/2034 •	1,728	1,702
AMSR Trust
1.632% due 07/17/2037	47,000	44,261
2.033% due 07/17/2037	11,000	10,388
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •	3,007	3,004
Apidos CLO
6.594% due 07/17/2030 •	1,710	1,707
6.737% due 04/20/2031	2,383	2,384
Arbor Realty Commercial Real Estate Notes Ltd.
6.446% due 12/15/2035 •	9,800	9,667
7.212% due 05/15/2037 •	33,000	32,580
Ares CLO Ltd.
6.825% due 10/15/2030	6,661	6,667
6.827% due 10/20/2034	8,100	8,083
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.940% due 01/25/2036 •	12,816	12,478
6.205% due 10/25/2035 ~	292	284
6.235% due 10/25/2035 •	37,500	33,354
6.595% due 05/25/2034 •	1,231	960
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	1,045	1,029
Asset-Backed Securities Corp. Home Equity Loan Trust
4.081% due 01/25/2036	7,607	7,276
5.996% due 06/15/2031 •	111	102
6.175% due 11/25/2035 ~	22,672	22,214
6.826% due 04/15/2033 •	17	16
Atlas Senior Loan Fund Ltd. 6.805% due 01/16/2030 •	468	467
Avis Budget Rental Car Funding AESOP LLC
5.490% due 06/20/2029	2,800	2,826
5.810% due 12/20/2029	1,000	1,023
Barings CLO Ltd. 6.807% due 01/18/2035	3,700	3,689
Barings Loan Partners CLO Ltd. 0.000% due 07/20/2033 (b)	24,000	24,000
BDS Ltd. 6.823% due 12/16/2036 •	11,220	10,991
Bear Stearns Asset-Backed Securities Trust
3.598% due 09/25/2034 •	23	22
4.724% due 07/25/2036 «~	27	26
5.031% due 11/25/2035 •	787	765
5.356% due 05/25/2035 •	530	527
5.428% due 12/25/2035 •	5,766	5,745
5.610% due 01/25/2037 •	3,820	3,703
5.725% due 03/25/2035 •	3,000	2,883
5.788% due 01/25/2035 •	3,115	3,154
5.790% due 08/25/2036 •	308	295
5.970% due 05/25/2037 ~	644	617
5.991% due 01/25/2034	1,254	1,216
6.020% due 10/25/2036 ~	17,528	16,149
6.120% due 01/25/2047	6,934	5,395
6.130% due 10/25/2032 «•	6	6
6.205% due 09/25/2035 ~	269	267
6.270% due 10/27/2032 «•	8	7
6.370% due 12/25/2033 «•	221	207
6.470% due 10/25/2037 •	5,397	4,504
6.470% due 11/25/2042 •	65	64
6.650% due 06/25/2043 •	309	310
6.670% due 10/25/2032 «•	4	4
6.720% due 08/25/2037 •	3,354	3,288
6.970% due 11/25/2042 «•	40	39
7.120% due 11/25/2042 «•	10	16

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Benefit Street Partners CLO Ltd. 6.777% due 01/20/2031 •	845	846
Betony CLO Ltd. 6.732% due 04/30/2031	3,002	3,004
BHG Securitization Trust 1.420% due 11/17/2033	1,860	1,754
BNC Mortgage Loan Trust 5.680% due 07/25/2037 •	67,184	60,937
BPCRE Ltd. 7.758% due 01/16/2037 •	4,800	4,803
BSPRT Issuer Ltd. 6.796% due 12/15/2038 •	24,563	24,165
BXMT Ltd. 6.876% due 11/15/2037 •	19,275	18,666
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037	30,000	30,000
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027	15,639	15,248
Carlyle CLO Ltd. 6.682% due 04/30/2031	6,823	6,811
Carlyle Global Market Strategies CLO Ltd.
6.634% due 04/17/2031 •	1,047	1,046
6.691% due 05/15/2031	9,908	9,898
6.699% due 07/27/2031 •	5,757	5,753
6.757% due 01/20/2032	15,345	15,344
6.795% due 07/15/2031	10,879	10,866
Carmax Auto Owner Trust 5.280% due 05/15/2028	4,113	4,160
Carvana Auto Receivables Trust
0.800% due 01/10/2027	1,538	1,451
0.860% due 01/11/2027	1,525	1,460
5.620% due 01/10/2029	9,200	9,310
5.710% due 07/10/2029	1,300	1,323
5.740% due 11/13/2029	7,500	7,629
5.770% due 04/12/2027	20,600	20,682
5.820% due 08/10/2028	1,900	1,925
6.090% due 11/10/2026	1,500	1,503
6.230% due 01/11/2027	1,250	1,255
CBAM Ltd.
6.777% due 07/20/2031	16,439	16,436
6.927% due 07/20/2030 •	6,115	6,116
CDC Mortgage Capital Trust 6.090% due 01/25/2033 «•	2	2
Cedar Funding CLO Ltd.
6.677% due 01/20/2031 •	2,603	2,600
6.705% due 05/29/2032	5,600	5,591
6.764% due 07/17/2031 •	5,000	5,000
Centex Home Equity Loan Trust
4.681% due 06/25/2034 «•	251	236
5.660% due 09/25/2034 «þ	81	82
6.490% due 03/25/2035 •	1,413	1,308
6.505% due 09/25/2034 «•	16	15
Chase Funding Trust
4.537% due 09/25/2032 «	1	1
6.050% due 11/25/2034 «•	2	1
6.370% due 05/25/2033 •	879	860
Chesapeake Funding LLC
0.870% due 08/15/2032	115	114
6.103% due 08/15/2032 •	115	115
CIFC Funding Ltd.
6.610% due 10/24/2030 •	2,447	2,445
6.627% due 04/20/2030 •	896	896
6.657% due 10/18/2030	4,759	4,755
6.657% due 04/18/2031 •	4,201	4,197
6.795% due 07/15/2036	7,000	6,984
CIT Group Home Equity Loan Trust 6.171% due 12/25/2031 «•	28	27
Citigroup Global Markets Mortgage Securities, Inc. 7.000% due 12/25/2027 «	349	114
Citigroup Mortgage Loan Trust
5.550% due 01/25/2037 •	571	396
5.610% due 01/25/2037 •	10,734	9,815
5.790% due 09/25/2036 •	9,824	8,447
5.990% due 03/25/2036 •	4,205	3,783
Citigroup Mortgage Loan Trust, Inc.
5.875% due 06/25/2037 •	24,348	22,541
5.890% due 08/25/2036 •	8,675	8,519
5.935% due 08/25/2036	11,247	10,397
6.050% due 08/25/2035 «þ	211	194
6.129% due 08/25/2035 þ	1,173	1,063
8.845% due 12/25/2033	4,044	4,047
Citizens Auto Receivables Trust 5.830% due 02/15/2028	21,600	21,920
CLNC Ltd. 6.720% due 08/20/2035 •	15	15

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

College Avenue Student Loans LLC
1.600% due 07/25/2051	8,737	7,787
3.280% due 12/28/2048	9,059	8,359
4.130% due 12/26/2047	4,820	4,626
6.571% due 07/25/2051 ~	5,212	5,135
6.670% due 12/26/2047 •	3,532	3,505
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	22,467	5,414
CoreVest American Finance Trust 1.358% due 08/15/2053	7,989	7,412
Countrywide Asset-Backed Certificates Trust
4.306% due 01/25/2037 •	3,584	3,469
4.335% due 12/25/2035 •	8,651	8,364
4.488% due 12/25/2034 •	411	379
4.626% due 01/25/2037 •	3,086	3,055
5.125% due 12/25/2034 ~	1,304	1,282
5.610% due 06/25/2035 •	16,743	14,655
5.690% due 06/25/2047 •	17,064	15,768
5.750% due 03/25/2047 •	469	463
5.760% due 10/25/2047 •	47,529	40,303
5.770% due 09/25/2046 •	2,194	2,174
5.970% due 04/25/2046 •	6,142	5,900
6.055% due 06/25/2036 •	14,975	14,403
6.160% due 04/25/2036 •	5,425	5,204
6.160% due 05/25/2036 •	247	244
6.190% due 05/25/2036 •	50,400	46,834
6.210% due 12/25/2034 •	14	13
6.210% due 08/25/2047 •	563	537
6.250% due 11/25/2034 •	1,773	1,703
6.250% due 05/25/2036 •	32,300	26,610
6.370% due 05/25/2032 «•	166	163
6.370% due 06/25/2034 •	789	775
6.440% due 08/25/2047	3,000	2,392
6.445% due 10/25/2034 •	1,001	992
6.470% due 09/25/2032 •	123	122
6.547% due 05/25/2036 «þ	301	234
6.565% due 04/25/2036 •	5,500	5,200
6.610% due 08/25/2035 •	11,400	11,190
Credit Suisse ABS Trust 2.610% due 10/15/2026	1,787	1,745
Credit Suisse First Boston Mortgage Securities Corp. 5.077% due 01/25/2032 •	17	16
Credit-Based Asset Servicing & Securitization LLC
3.114% due 05/25/2036 •	4,740	3,032
3.786% due 12/25/2035 ~	1,377	1,274
6.780% due 05/25/2035 þ	203	184
Crestline Denali CLO Ltd. 6.715% due 10/15/2031	8,000	7,992
Dewolf Park CLO Ltd. 6.575% due 10/15/2030	952	952
Diameter Capital CLO Ltd. 0.000% due 01/15/2037 (b)	50,000	50,000
Dryden Senior Loan Fund
6.635% due 04/15/2028 •	1,621	1,622
6.675% due 04/15/2029 •	805	805
ECMC Group Student Loan Trust
6.452% due 01/27/2070 ~	7,367	7,314
6.602% due 11/25/2069 •	6,017	6,004
Elevation CLO Ltd. 6.877% due 10/20/2034	9,800	9,751
Ellington Loan Acquisition Trust 6.970% due 05/25/2037 •	2,069	1,996
Elmwood CLO Ltd.
6.717% due 10/20/2034	1,000	1,001
7.044% due 12/11/2033	13,800	13,794
7.054% due 01/17/2034	3,900	3,907
EMC Mortgage Loan Trust 6.970% due 08/25/2040 «•	141	136
Encore Credit Receivables Trust
6.160% due 07/25/2035 •	337	324
6.400% due 11/25/2035 •	11,430	10,559
Ent Auto Receivables Trust
6.220% due 08/16/2027	2,000	2,011
6.240% due 01/16/2029	2,000	2,039
6.260% due 11/15/2029	1,000	1,026
Enterprise Fleet Financing LLC 4.650% due 05/21/2029	14,004	13,913
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 «þ	94	86
Equity One Mortgage Pass-Through Trust 3.002% due 07/25/2034 «•	3	3
Exeter Automobile Receivables Trust 6.310% due 10/15/2027	1,500	1,511
FHF Issuer Trust 6.790% due 10/15/2029	2,500	2,533

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

First Franklin Mortgage Loan Trust
5.590% due 11/25/2036 ~	35,666	31,861
5.690% due 12/25/2037 ~	11,896	10,340
5.690% due 12/25/2037 •	28,687	27,091
5.720% due 06/25/2036 •	1,588	1,569
5.780% due 11/25/2036 •	25,256	20,284
5.790% due 06/25/2036 ~	10,574	10,263
6.145% due 11/25/2035 •	1,355	1,326
6.220% due 12/25/2035 ~	16,816	16,185
7.345% due 07/25/2034 ~	2,703	2,702
First Investors Auto Owner Trust 6.440% due 10/16/2028	2,152	2,174
First NLC Trust
5.610% due 08/25/2037 •	25,918	12,882
5.750% due 08/25/2037 •	1,416	704
FirstKey Homes Trust 1.339% due 08/17/2037	3,065	2,858
Ford Credit Auto Owner Trust
2.040% due 08/15/2031	6,157	5,952
5.530% due 09/15/2028	7,626	7,790
Fremont Home Loan Trust
5.605% due 10/25/2036 •	30,817	27,059
5.610% due 01/25/2037 •	7,996	3,941
6.325% due 07/25/2034 •	3,395	3,104
6.445% due 06/25/2035	12,436	9,497
Gallatin CLO Ltd. 6.745% due 07/15/2031 •	11,133	11,116
Generate CLO Ltd. 7.215% due 10/20/2036	50,000	50,000
GLS Auto Select Receivables Trust 6.370% due 06/15/2028	2,500	2,523
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •	2,096	2,094
Goldentree Loan Management U.S. CLO Ltd.
6.770% due 04/24/2031	9,000	8,998
7.027% due 01/20/2034	7,700	7,700
Goldentree Loan Opportunities Ltd. 6.797% due 07/20/2031	1,600	1,601
Golub Capital Partners CLO Ltd. 6.697% due 04/20/2031	937	938
Greystone Commercial Real Estate Notes Ltd. 6.656% due 09/15/2037 •	271	271
Greywolf CLO Ltd. 6.670% due 04/26/2031	10,486	10,484
GSAMP Trust
2.520% due 10/25/2036 •	5,049	38
5.610% due 12/25/2036 •	809	426
5.920% due 06/25/2036 •	12,961	10,813
6.115% due 11/25/2035 •	27	24
6.205% due 09/25/2035 •	6,918	6,736
Halseypoint CLO Ltd.
6.777% due 07/20/2031 •	9,802	9,790
7.102% due 11/30/2032 •	5,300	5,303
HERA Commercial Mortgage Ltd. 6.523% due 02/18/2038 •	3,860	3,760
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	3,000	2,868
5.570% due 09/25/2029	10,000	10,124
Hertz Vehicle Financing LP 1.680% due 12/27/2027	5,321	4,826
Home Equity Asset Trust
6.070% due 11/25/2032 «•	4	3
6.370% due 12/25/2035 •	9,073	8,914
6.385% due 03/25/2035 ~	4,589	4,498
6.390% due 02/25/2033 «•	1	1
6.670% due 07/25/2035	1,679	1,641
Home Equity Loan Trust 5.660% due 04/25/2037 •	2,788	2,616
Home Equity Mortgage Loan Asset-Backed Trust
4.031% due 07/25/2034 «•	234	220
5.630% due 07/25/2037 •	85	46
HSI Asset Loan Obligation Trust 4.646% due 12/25/2036 •	9	3
HSI Asset Securitization Corp. Trust
5.670% due 07/25/2036 ~	2,144	921
6.010% due 12/25/2035 •	323	321
6.055% due 01/25/2036 •	1,498	1,465
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	45,300	45,874
ICG U.S. CLO Ltd. 6.800% due 01/24/2032	1,000	999
IXIS Real Estate Capital Trust
5.670% due 01/25/2037 •	14,610	5,223
5.790% due 08/25/2036 •	21,981	6,244
5.930% due 01/25/2037 •	41,214	14,734

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Jamestown CLO Ltd. 6.995% due 04/15/2033 •	1,000	1,001
JP Morgan Mortgage Acquisition Corp.
6.100% due 05/25/2035 •	21,779	20,168
6.445% due 12/25/2035 •	5,000	4,564
7.270% due 07/25/2035 •	10,000	8,680
JP Morgan Mortgage Acquisition Trust
5.630% due 08/25/2036 «•	1	1
5.690% due 08/25/2036 •	577	404
5.750% due 03/25/2047 •	3,507	3,243
5.770% due 03/25/2037 ~	3,851	3,540
KKR CLO Ltd.
6.597% due 07/18/2030 •	702	702
6.655% due 04/15/2031	951	950
KKR CLO Trust 6.845% due 10/15/2034	12,000	12,011
LAD Auto Receivables Trust 5.420% due 02/15/2028	600	600
LCCM Trust 6.926% due 11/15/2038 ~	15,457	15,354
LCM Loan Income Fund Ltd. 6.707% due 04/20/2031	14,277	14,272
LCM LP 6.528% due 07/19/2027 •	3,614	3,618
LCM Ltd.
6.516% due 07/20/2030 •	13,293	13,250
6.747% due 10/20/2029	8,644	8,635
6.747% due 01/20/2031 •	3,378	3,382
6.757% due 04/20/2031 •	1,300	1,297
Lehman XS Trust
5.022% due 04/25/2037 «	0	1
5.870% due 06/25/2046	5,154	4,668
5.890% due 04/25/2036	2,259	1,881
5.930% due 03/25/2036 •	6,401	6,195
5.950% due 03/25/2037 •	11,297	10,406
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029	758	752
LendingPoint Pass-Through Trust 5.700% due 07/15/2029	1,136	1,121
Long Beach Mortgage Loan Trust
5.770% due 05/25/2036 •	13,461	7,253
5.770% due 09/25/2036 •	1,213	776
5.790% due 11/25/2036 •	13,407	4,168
5.830% due 05/25/2046 •	41,507	12,567
6.030% due 10/25/2034 •	565	541
6.090% due 08/25/2033 •	823	798
6.175% due 08/25/2045	4,700	3,830
6.325% due 07/25/2034 •	113	111
6.520% due 10/25/2034 «•	4	4
6.520% due 06/25/2035 ~	15,489	14,944
6.895% due 03/25/2032 «•	65	64
Lument Finance Trust, Inc. 6.646% due 06/15/2039 •	1,000	979
Madison Park Funding Ltd.
6.614% due 10/21/2030	3,294	3,290
6.619% due 07/27/2031 •	2,329	2,328
6.707% due 04/20/2030	2,367	2,366
6.735% due 10/15/2032	11,000	10,987
6.852% due 07/29/2030 ~	2,213	2,213
Magnetite Ltd.
6.650% due 07/25/2031	7,955	7,953
6.840% due 01/25/2032	1,000	1,002
6.935% due 10/25/2033	11,000	11,015
Marathon CLO Ltd.
6.805% due 04/15/2029 •	1,698	1,700
6.943% due 11/15/2031	2,900	2,900
Marlette Funding Trust 7.130% due 12/15/2033	4,542	4,596
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •	149	149
MASTR Asset-Backed Securities Trust
5.730% due 08/25/2036 •	11,832	5,929
6.170% due 09/25/2034 •	546	498
6.220% due 12/25/2034 •	288	282
6.295% due 10/25/2034 •	469	449
6.370% due 10/25/2035 •	1,950	1,725
6.570% due 08/25/2037	11,301	8,309
MASTR Specialized Loan Trust 6.745% due 05/25/2037 «•	231	31
Meritage Mortgage Loan Trust 6.265% due 11/25/2035 •	4,118	3,949
Merrill Lynch First Franklin Mortgage Loan Trust 8.470% due 10/25/2037 •	107	102
Merrill Lynch Mortgage Investors Trust
5.590% due 10/25/2037 •	5,965	924
5.630% due 09/25/2037 •	127	26

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

5.650% due 06/25/2037 •	629	155
6.595% due 08/25/2036	3,879	3,904
MF1 LLC 7.506% due 06/19/2037 •	16,500	16,481
MF1 Ltd.
6.553% due 10/16/2036 •	24,788	24,410
6.573% due 07/16/2036 •	27,711	27,313
6.706% due 02/19/2037 •	26,425	26,000
7.176% due 11/15/2035 •	17,941	17,924
MFA Trust 2.363% due 03/25/2060 þ	1,154	1,140
MKS CLO Ltd.
6.677% due 07/20/2030 •	10,579	10,568
6.867% due 01/20/2031	2,268	2,270
Morgan Stanley ABS Capital, Inc. Trust
5.530% due 05/25/2037 •	75	64
5.570% due 11/25/2036 •	7,582	3,535
5.600% due 01/25/2037 •	55,733	22,436
5.770% due 06/25/2036 •	487	402
5.810% due 03/25/2037 •	19,419	8,326
5.950% due 06/25/2036 •	6,098	5,099
5.965% due 03/25/2036 •	19,083	15,853
6.130% due 11/25/2035 ~	6,916	6,614
6.150% due 08/25/2034 •	785	715
6.325% due 07/25/2034	6,138	5,995
6.355% due 11/25/2034 •	1,833	1,744
6.460% due 03/25/2035 •	2,633	2,540
7.470% due 07/25/2037 «•	338	264
Morgan Stanley Capital, Inc. Trust
6.010% due 03/25/2036 ~	5,793	4,610
6.025% due 01/25/2036 •	7,117	5,686
Morgan Stanley Dean Witter Capital, Inc. Trust
6.820% due 02/25/2033 •	33	33
7.945% due 01/25/2032 «•	68	109
Morgan Stanley Mortgage Loan Trust
5.790% due 11/25/2036 •	561	54
5.990% due 10/25/2036 •	1,248	363
Mountain View CLO LLC 6.745% due 10/16/2029 •	386	386
Mountain View CLO Ltd. 6.775% due 07/15/2031 ~	1,471	1,472
Nassau Ltd. 6.905% due 01/15/2030	2,622	2,626
Nationstar Home Equity Loan Trust
5.750% due 03/25/2037 •	5,632	5,264
6.025% due 09/25/2036 •	5,483	5,052
Navient Private Education Loan Trust
3.910% due 12/15/2045	1,871	1,836
6.926% due 07/16/2040 •	2,428	2,438
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	1,437	1,316
1.330% due 04/15/2069	1,519	1,363
1.690% due 05/15/2069	1,089	987
6.476% due 04/15/2069 •	1,709	1,694
Navient Student Loan Trust
6.456% due 12/15/2059 •	3,727	3,696
6.502% due 12/27/2066 •	7,776	7,750
7.038% due 03/15/2072	9,812	9,830
7.230% due 03/15/2072	4,300	4,520
Nelnet Student Loan Trust
6.252% due 09/25/2065 •	8,945	8,897
6.352% due 06/27/2067 •	19,735	19,582
6.640% due 02/20/2041	4,677	4,747
7.538% due 02/20/2041	5,030	5,040
Neuberger Berman Loan Advisers CLO Ltd. 6.957% due 10/24/2032	9,600	9,597
New Century Home Equity Loan Trust
5.830% due 05/25/2036 •	77	75
6.145% due 02/25/2036 •	7,942	7,595
6.250% due 03/25/2035 •	1,980	1,917
Newark BSL CLO Ltd. 6.610% due 07/25/2030 •	891	890
Newcastle Mortgage Securities Trust
6.055% due 03/25/2036 •	1,749	1,773
6.190% due 03/25/2036 •	7,700	7,418
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.965% due 03/25/2036 •	8,211	7,456
Northwoods Capital Ltd.
6.827% due 09/01/2031	36,000	36,044
7.246% due 06/15/2031	976	978
NovaStar Mortgage Funding Trust
4.121% due 05/25/2033 «•	1	1
5.570% due 03/25/2037 •	10	3
6.205% due 01/25/2036 •	25,000	23,698
6.210% due 02/25/2034 •	7,212	7,084
6.570% due 02/25/2034 «	5	5

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

OCP CLO Ltd.
6.721% due 04/26/2031	7,013	7,013
6.797% due 07/20/2029 •	2,032	2,033
Octagon Investment Partners Ltd.
6.605% due 07/15/2029	4,739	4,731
6.625% due 04/15/2031 ~	3,831	3,829
6.867% due 01/20/2031	5,579	5,587
OneMain Financial Issuance Trust
1.750% due 09/14/2035	1,791	1,652
6.839% due 09/15/2036	6,000	6,038
Option One Mortgage Loan Trust
6.010% due 01/25/2036 •	25,000	22,764
6.250% due 02/25/2035 ~	507	476
6.265% due 05/25/2034 •	10	9
6.970% due 02/25/2035	2,932	2,087
Option One Mortgage Loan Trust Asset-Backed Certificates
5.972% due 08/20/2030 «•	1	1
6.370% due 08/25/2033 «	31	30
OSD CLO Ltd. 6.534% due 04/17/2031 •	9,561	9,526
OZLM Ltd.
6.674% due 07/17/2029 •	543	543
6.675% due 04/15/2031 •	4,245	4,244
6.682% due 05/16/2030 •	5,036	5,030
6.777% due 10/20/2031 •	500	500
6.902% due 10/30/2030 •	3,378	3,382
6.927% due 07/20/2030 •	1,296	1,298
Pagaya AI Debt Selection Trust
1.530% due 08/15/2029	1,737	1,730
2.030% due 10/15/2029	1,437	1,415
4.970% due 01/15/2030	1,276	1,269
7.228% due 07/15/2031	775	778
PAGAYA AI Debt Trust 6.664% due 03/15/2030	6,590	6,609
Pagaya AI Debt Trust 7.962% due 12/16/2030	8,778	8,887
Palmer Square CLO Ltd.
6.736% due 04/20/2035	15,600	15,504
6.963% due 10/20/2033	13,200	13,214
Palmer Square Loan Funding Ltd.
6.455% due 10/15/2029 •	3,037	3,018
6.477% due 07/20/2029 •	1,394	1,390
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.520% due 10/25/2034 •	5,178	5,081
Popular ABS Mortgage Pass-Through Trust
3.370% due 01/25/2036 «þ	163	143
3.575% due 11/25/2035	4,197	3,733
PRET LLC
1.744% due 07/25/2051 þ	2,950	2,848
1.843% due 09/25/2051 þ	27,855	26,548
1.868% due 07/25/2051 þ	3,904	3,774
2.240% due 09/27/2060 þ	779	783
2.487% due 07/25/2051 þ	4,425	4,370
2.487% due 10/25/2051 ~	1,178	1,158
2.487% due 10/25/2051 þ	12,298	12,048
3.721% due 07/25/2051 þ	15,336	14,866
5.240% due 04/25/2052 þ	9,443	9,277
8.112% due 11/25/2053 þ	2,958	3,007
8.232% due 09/25/2053 þ	7,618	7,781
PRPM LLC 3.720% due 02/25/2027 þ	10,337	10,001
RAAC Trust 9.220% due 12/25/2035 •	1,447	1,475
Rad CLO Ltd.
6.780% due 07/24/2032 •	14,700	14,692
6.964% due 01/25/2033	7,800	7,764
Ready Capital Mortgage Financing LLC 7.730% due 10/25/2039 •	3,486	3,506
Regatta Funding Ltd.
6.827% due 01/20/2035	11,100	11,112
6.914% due 10/17/2030 •	2,577	2,576
Renaissance Home Equity Loan Trust
5.434% due 08/25/2035 þ	22	22
6.570% due 09/25/2037 •	584	246
6.670% due 08/25/2032 •	539	514
6.710% due 03/25/2033 «•	8	8
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	3,258	3,279
Residential Asset Mortgage Products Trust
6.010% due 02/25/2036 ~	13,295	12,685
6.070% due 02/25/2036 •	893	884
6.070% due 05/25/2036 •	12,208	10,638
6.250% due 09/25/2035 •	2,450	2,283
Residential Asset Securities Corp. Trust
5.730% due 07/25/2036 •	533	532
5.740% due 08/25/2036 •	4,509	4,419

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.050% due 06/25/2033 •	441	400
6.115% due 01/25/2036 ~	9,406	9,154
6.620% due 06/25/2035	3,000	2,948
7.120% due 07/25/2035	1,045	1,034
7.390% due 07/25/2035 •	1,645	1,607
7.420% due 11/25/2034 •	2,653	2,594
Romark WM-R Ltd. 6.707% due 04/20/2031	11,626	11,628
SACO Trust
5.830% due 05/25/2036 «•	84	107
5.990% due 06/25/2036 ~	17	17
6.220% due 07/25/2035 «•	53	49
Santander Drive Auto Receivables Trust 5.870% due 03/16/2026	9,923	9,926
Saxon Asset Securities Trust
2.164% due 03/25/2035 •	1,952	1,758
4.129% due 08/25/2035 •	3,882	3,856
5.710% due 05/25/2047 •	6,226	4,356
5.780% due 09/25/2037 •	782	738
7.220% due 12/25/2037 •	7,539	7,084
SBNA Auto Lease Trust 6.520% due 04/20/2028	1,000	1,024
SCCU Auto Receivables Trust
5.700% due 10/16/2028	1,500	1,511
5.700% due 08/15/2029	700	707
5.850% due 05/17/2027	2,500	2,507
Securitized Asset-Backed Receivables LLC Trust
5.570% due 10/25/2036 •	4,472	1,506
5.650% due 05/25/2037 •	21,496	15,895
5.770% due 12/25/2036 ~	19,115	9,911
5.970% due 03/25/2036 •	3,462	2,121
6.250% due 02/25/2034 •	1,490	1,470
SFS Auto Receivables Securitization Trust 5.890% due 03/22/2027	3,711	3,719
SG Mortgage Securities Trust 5.730% due 07/25/2036 •	48,226	20,595
Shenton Aircraft Investment Ltd. 4.750% due 10/15/2042	6,732	5,875
Signal Peak CLO Ltd. 6.750% due 04/25/2031 •	851	852
Silver Rock CLO Ltd. 7.138% due 10/20/2033	7,700	7,681
SLC Student Loan Trust
6.481% due 11/25/2042 •	529	530
6.513% due 03/15/2024 ~•	2,289	2,246
SLM Private Credit Student Loan Trust 5.976% due 06/15/2039 •	1,260	1,222
SLM Student Loan Trust
6.496% due 07/25/2049 •	7,299	7,182
6.813% due 12/15/2033 •	13,878	13,688
7.296% due 10/25/2024 •	4,474	4,475
SMB Private Education Loan Trust
1.600% due 09/15/2054	16,341	14,713
2.880% due 09/15/2034	563	547
3.940% due 02/16/2055	14,705	14,030
5.380% due 01/15/2053	434	435
6.320% due 09/15/2054 •	6,921	6,833
6.788% due 02/16/2055 •	17,733	17,717
7.188% due 05/16/2050 •	896	902
SoFi Professional Loan Program LLC 2.370% due 11/16/2048	15,469	14,484
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	1,114	1,015
Sound Point CLO Ltd.
6.574% due 01/23/2029 •	190	190
6.620% due 07/25/2030 ~	17,489	17,468
SOUND POINT CLO Ltd. 6.655% due 04/15/2031	15,917	15,889
Sound Point CLO Ltd.
6.657% due 10/20/2030 •	11,985	11,966
6.741% due 07/26/2031 •	8,239	8,233
6.797% due 01/21/2031 ~	6,958	6,952
6.807% due 04/18/2031 •	10,400	10,392
Soundview Home Loan Trust
5.550% due 06/25/2037 •	3,540	2,338
5.640% due 07/25/2037 •	27,140	23,195
5.640% due 08/25/2037 •	22,723	19,188
5.720% due 08/25/2037 •	3,000	2,657
6.085% due 02/25/2036	11,165	9,123
6.175% due 11/25/2035 •	1,390	1,362
6.370% due 10/25/2037 •	63,570	49,940
6.445% due 03/25/2036 ~	2,200	2,003
6.470% due 09/25/2037 •	7,840	5,451
6.770% due 11/25/2033 «•	11	11
Specialty Underwriting & Residential Finance Trust
5.700% due 04/25/2037 •	8,789	6,257

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

5.750% due 06/25/2037 •	27,815	25,443
5.770% due 06/25/2037 ~	18,361	10,563
6.370% due 06/25/2036 •	10,827	10,239
Steele Creek CLO Ltd.
6.744% due 04/21/2031 •	7,974	7,986
6.905% due 10/15/2030	5,825	5,823
Structured Asset Investment Loan Trust
6.235% due 08/25/2035 •	679	651
6.745% due 12/25/2034 •	813	784
8.395% due 04/25/2033	2,096	2,084
Structured Asset Securities Corp. Mortgage Loan Trust
5.625% due 09/25/2036 •	6,670	4,141
5.630% due 01/25/2037 •	4,865	4,567
5.730% due 05/25/2047 •	20,126	16,787
6.595% due 04/25/2035 •	516	514
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031 «	8	8
Symphony CLO Ltd.
6.874% due 01/23/2032	1,000	998
7.002% due 04/25/2034	7,800	7,810
7.159% due 01/20/2037	1,700	1,700
Synchrony Card Funding LLC 3.370% due 04/15/2028	11,500	11,251
TCI-Symphony CLO Ltd. 6.675% due 10/13/2032 •	13,200	13,161
TCW CLO Ltd. 6.610% due 04/25/2031 •	18,560	18,571
Tesla Electric Vehicle Trust
5.380% due 06/20/2028	25,000	25,244
5.380% due 02/20/2029	12,500	12,648
5.540% due 12/21/2026	13,000	13,042
5.858% due 12/21/2026	25,000	25,010
Theorem Funding Trust 1.850% due 02/15/2028	72	71
TIAA CLO Ltd. 6.805% due 01/16/2031 •	594	594
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~	159	158
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	3,248	3,208
TPG Real Estate Finance Issuer Ltd.
6.676% due 03/15/2038 •	5,502	5,372
6.988% due 02/15/2039 ~	6,500	6,368
Trestles CLO Ltd. 6.847% due 10/20/2034	2,400	2,398
Tricon American Homes
1.499% due 07/17/2038	26,402	24,117
2.049% due 07/17/2038	5,280	4,822
2.249% due 07/17/2038	3,300	3,022
Trinitas CLO Ltd. 6.777% due 07/20/2031	2,798	2,800
TruPS Financials Note Securitization Ltd. 7.202% due 09/20/2039 •	11,875	11,608
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ~	50	45
Upstart Pass-Through Trust
3.800% due 04/20/2030	2,496	2,430
7.900% due 10/20/2028	17,401	17,621
Upstart Securitization Trust
3.120% due 03/20/2032	3,213	3,173
4.370% due 05/20/2032	2,854	2,842
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	708	692
Venture CLO Ltd.
6.577% due 10/20/2028 •	3,416	3,413
6.631% due 09/07/2030 •	9,125	9,108
6.678% due 08/28/2029 •	1,936	1,938
6.697% due 04/20/2029 •	558	558
6.715% due 07/15/2031 •	1,970	1,970
6.727% due 07/20/2030 •	8,727	8,722
6.777% due 01/20/2029 ~	7,759	7,762
6.812% due 07/30/2032 •	12,900	12,874
Vibrant CLO Ltd. 6.582% due 06/20/2029 ~	233	233
Voya CLO Ltd.
6.655% due 10/15/2030 •	6,484	6,471
6.715% due 04/15/2031 •	4,295	4,291
6.744% due 10/17/2032	28,900	28,937
Washington Mutual Asset-Backed Certificates Trust 4.290% due 10/25/2036 •	78	28
Wellfleet CLO Ltd.
6.567% due 07/20/2029 •	303	303
6.587% due 04/20/2028 •	5	5
6.737% due 10/20/2029 •	1,865	1,866
6.877% due 10/20/2031	25,250	25,292

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 5.815% due 01/25/2037 •	5,456	5,266
Westlake Automobile Receivables Trust 5.960% due 10/15/2026	4,300	4,314
Wind River CLO Ltd.
6.707% due 07/18/2031 •	905	905
6.735% due 07/15/2031 •	12,300	12,263
6.795% due 01/15/2031 •	980	981

Total Asset-Backed Securities (Cost $3,658,926)		3,519,810

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (f) 0.1%		5,626

U.S. TREASURY BILLS 0.0%
5.457% due 01/25/2024 (c)(d)(i)	2,180	2,173

Total Short-Term Instruments (Cost $7,799)		7,799

Total Investments in Securities (Cost $8,426,067)		8,238,694

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	3,541,650	34,450

Total Short-Term Instruments (Cost $34,449)		34,450

Total Investments in Affiliates (Cost $34,449)		34,450

Total Investments 154.0% (Cost $8,460,516)		$8,273,144
Financial Derivative Instruments (h)(j) (0.0)%(Cost or Premiums, net $24,373)		(1,282)
Other Assets and Liabilities, net (54.0)%		(2,898,886)

Net Assets 100.0%		$5,372,976

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
(e)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$5,626		U.S. Treasury Notes 0.375% due 11/30/2025		$(5,739)	$5,626	$5,627

Total Repurchase Agreements								$(5,739)	$5,626	$5,627

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)		Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOM				5.600%		12/28/2023	01/04/2024	$(59,570)		$(59,616)

Total Reverse Repurchase Agreements										$(59,616)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.6)%
Ginnie Mae, TBA						5.500%	01/01/2054	$36,600	$(36,137)	$(36,869)
Uniform Mortgage-Backed Security, TBA						3.500	01/01/2054	90,529	(82,830)	(83,061)
Uniform Mortgage-Backed Security, TBA						4.000	01/01/2054	136,700	(128,661)	(129,304)
Uniform Mortgage-Backed Security, TBA						4.500	02/01/2054	52,500	(50,678)	(50,927)

Total Short Sales (5.6)%									$(298,306)	$(300,161)

(g)								Securities with an aggregate market value of $58,654 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(1,370) at a weighted average interest rate of 5.553%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2024	809	$166,584		$1,738	$101	$0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	113	$(26,737)	$753		$0	$(1)
3-Month SOFR Active Contract December Futures				03/2025	97	(23,345)	361		0	(9)
3-Month SOFR Active Contract December Futures				03/2026	104	(25,203)	237		0	(9)
3-Month SOFR Active Contract June Futures				09/2024	122	(29,123)	643		0	(6)
3-Month SOFR Active Contract June Futures				09/2025	99	(23,956)	258		0	(10)
3-Month SOFR Active Contract March Futures				06/2024	163	(38,719)	995		0	(4)
3-Month SOFR Active Contract March Futures				06/2025	89	(21,489)	274		0	(9)
3-Month SOFR Active Contract March Futures				06/2026	99	(23,990)	220		0	(7)
3-Month SOFR Active Contract September Futures				12/2024	114	(27,333)	508		0	(9)
3-Month SOFR Active Contract September Futures				12/2025	81	(19,622)	190		0	(8)
U.S. Treasury 5-Year Note March Futures				03/2024	172	(18,709)	(459)		0	(15)
U.S. Treasury 10-Year Note March Futures				03/2024	6,857	(774,091)	(24,267)		0	0
U.S. Treasury Long-Term Bond March Futures				03/2024	748	(93,453)	(7,296)		140	0

							$(27,583)		$140	$(87)

Total Futures Contracts							$(25,845)		$241	$(87)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.000%	Semi-Annual	01/26/2024	$10,800	$(4)	$(103)	$(107)	$0	$(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024	99,000	(92)	(512)	(604)	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024	4,100	(28)	(57)	(85)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	9,800	(60)	(148)	(208)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	3,900	(25)	(53)	(78)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	3,900	(27)	(46)	(73)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	3,900	(27)	(44)	(71)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	3,900	(27)	(43)	(70)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	4,100	(28)	(55)	(83)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	4,200	(29)	(61)	(90)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	4,200	(30)	(49)	(79)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	3,900	(25)	(51)	(76)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	3,900	(26)	(53)	(79)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	2,500	(16)	(36)	(52)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	5,100	(18)	(42)	(60)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	5,100	(18)	(47)	(65)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	7,700	(24)	(70)	(94)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	7,700	(24)	(60)	(84)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	197,400	(14)	4,622	4,608	51	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	98,200	11	2,217	2,228	0	(12)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,800	7	512	519	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	10,100	(11)	823	812	3	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	69,500	(1,301)	(4,779)	(6,080)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	176,400	(2,985)	8,035	5,050	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	70,230	3	1,361	1,364	0	(16)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	2,500	(40)	239	199	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	105,400	2,374	4,502	6,876	10	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	14,500	(21)	(1,171)	(1,192)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	5,300	(7)	(392)	(399)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	10,200	(18)	(794)	(812)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	5,000	(5)	(393)	(398)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	10,400	(20)	(734)	(754)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(634)	(646)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(899)	(923)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(937)	(971)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(645)	(673)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(648)	(676)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	891	1,392	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(1,050)	(1,121)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	13,600	517	579	1,096	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(669)	(719)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(534)	(595)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(59)	(362)	(421)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(135)	(165)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	36,450	(265)	(897)	(1,162)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	62,849	(2,404)	(6,276)	(8,680)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	26,150	(3)	636	633	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	8,100	(10)	(862)	(872)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	35,446	583	(4,333)	(3,750)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	207,390	(314)	2,252	1,938	82	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	7,800	(2)	866	864	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	3,000	(5)	(323)	(328)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	5,100	(10)	(517)	(527)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	102,000	(244)	(12,098)	(12,342)	7	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	15,840	(514)	(81)	(595)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	8,500	(23)	(862)	(885)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	7,400	(19)	(619)	(638)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,100	(165)	(441)	(606)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	6,660	(716)	7	(709)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	5,900	(37)	(145)	(182)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	5,900	(37)	(127)	(164)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	14,800	(22)	1,447	1,425	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	11,800	250	1,196	1,446	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	49,400	(422)	5,998	5,576	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	28,600	(363)	3,122	2,759	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	4,800	(17)	(62)	(79)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	4,000	(14)	(85)	(99)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	1,700	(5)	(17)	(22)	0	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	14,100	(13)	1,345	1,332	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	320,180	9,752	36,754	46,506	131	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	182,090	2,143	5,260	7,403	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	9,102	29	1,518	1,547	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	204,570	1,606	(1,797)	(191)	26	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	17,670	(812)	(115)	(927)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	44,422	(3,235)	(5,493)	(8,728)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	10,100	(44)	1,615	1,571	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	6,100	(14)	(946)	(960)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	6,100	(10)	(930)	(940)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	4,000	(9)	(605)	(614)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	4,000	(8)	(603)	(611)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	4,000	(10)	(565)	(575)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	5,000	(14)	(730)	(744)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	3,800	(11)	(522)	(533)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(999)	(1,023)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	1,900	10	225	235	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	3,100	12	365	377	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(835)	(855)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(908)	(931)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(303)	(313)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(3,236)	(3,351)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(1,584)	(1,645)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(7,782)	(13,065)	0	(53)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(4,908)	(7,411)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(63)	(78)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(62)	(77)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(270)	(344)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	2,500	(10)	(36)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	2,600	(11)	(42)	(53)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	780	(3)	(12)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	2,600	(9)	(67)	(76)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	5,000	(18)	(63)	(81)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,530	(9)	(67)	(76)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,105	141	568	709	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	22,500	(969)	1,016	47	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	30,600	850	(935)	(85)	29	0
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	23,500	(169)	(8,575)	(8,744)	0	(79)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	65,800	12,519	15,290	27,809	239	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	22,900	(173)	6,867	6,694	84	0
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	69,000	(526)	20,686	20,160	249	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	1,000	(8)	(316)	(324)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	1,000	(9)	(305)	(314)	0	(4)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937	32,621	53,558	677	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(71)	(83)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	44,800	4,229	1,118	5,347	186	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	109,800	5,438	(4,135)	1,303	466	0

Total Swap Agreements	$36,705	$72,622	$109,327	$2,357	$(441)

(i)

Securities with an aggregate market value of $33,565 and cash of $44,072 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690%	04/02/2024	2,100	$(17)	$(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	2,100	(16)	(34)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	4,200	(33)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	4,200	(33)	(67)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	4,800	(37)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	4,800	(37)	(72)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	8,300	(65)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	8,300	(65)	(132)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	4,100	(31)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	4,100	(31)	(63)

$(365)	$(375)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$97.891	01/09/2024	1,000	$(4)	$(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.094	02/06/2024	5,500	(22)	(45)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	99.227	02/06/2024	3,500	(19)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.227	02/06/2024	3,500	(13)	(25)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.406	01/09/2024	1,000	(4)	(7)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	10,000	(55)	(45)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	10,000	(52)	(54)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.469	01/09/2024	6,500	(30)	(43)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.906	01/09/2024	9,000	(23)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.813	02/06/2024	10,000	(27)	(19)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	100.813	02/06/2024	10,000	(17)	(18)

$(266)	$(276)

Total Written Options	$(631)	$(651)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
								Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$59	$0	$0	$0	$0
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950	Monthly	11/25/2034	0	0	0	0	0

						$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$9,356	$(2,578)	$2,207	$0	$(371)
DUB	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	113	(45)	27	0	(18)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	35	(1)	1	0	0
FBF	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	328	(278)	251	0	(27)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	4,000	(28)	13	0	(15)
GST	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	231	(282)	0	(51)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	160,600	(84)	(992)	0	(1,076)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,647	(71)	72	1	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/18/2058	81,162	(5,030)	5,079	49	0
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	73	0	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	33	(1)	1	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,253	(3,269)	3,314	45	0
MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(38)	(14)	0	(52)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,900	(5)	(75)	0	(80)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7	0	0	0	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	26	(1)	1	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	61,500	(588)	584	0	(4)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,100	197	(290)	0	(93)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	131,000	(339)	(168)	0	(507)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,000	300	(802)	0	(502)

						$(11,701)	$9,000	$95	$(2,796)

Total Swap Agreements						$(11,701)	$9,000	$95	$(2,796)

(k)

Securities with an aggregate market value of $3,662 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$17,027	$0		$17,027
Industrials			0		2,425	0		2,425
U.S. Government Agencies			0		3,158,325	0		3,158,325
U.S. Treasury Obligations			0		93,966	0		93,966
Non-Agency Mortgage-Backed Securities			0		1,429,200	10,142		1,439,342
Asset-Backed Securities			0		3,516,120	3,690		3,519,810
Short-Term Instruments
Repurchase Agreements			0		5,626	0		5,626
U.S. Treasury Bills			0		2,173	0		2,173

			$0		$8,224,862	$13,832		$8,238,694
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$34,450		$0	$0		$34,450

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Total Investments	$34,450	$8,224,862	$13,832	$8,273,144

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(300,161)	$0	$(300,161)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,598	0	2,598
Over the counter	0	95	0	95

	$0	$2,693	$0	$2,693
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(528)	0	(528)
Over the counter	0	(3,031)	(416)	(3,447)

	$0	$(3,559)	$(416)	$(3,975)

Total Financial Derivative Instruments	$0	$(866)	$(416)	$(1,282)

Totals	$34,450	$7,923,835	$13,416	$7,971,701

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.4% ¤
CORPORATE BONDS & NOTES 9.6%
BANKING & FINANCE 7.4%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		$2,196	$2,155
3.300% due 01/30/2032		2,000	1,741
American Tower Corp.
1.000% due 01/15/2032	EUR	496	449
3.800% due 08/15/2029		$836	794
Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,166
4.375% due 01/30/2024		12	12
5.500% due 12/15/2024		1,660	1,652
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	371
2.528% due 11/18/2027		2,755	2,443
4.250% due 04/15/2026		700	677
Bank of America Corp. 1.734% due 07/22/2027 •		3,000	2,750
Bank of America NA
5.650% due 08/18/2025		9,100	9,216
6.182% due 08/18/2025		4,800	4,813
Barclays PLC
5.875% due 09/15/2024 •(i)(j)	GBP	500	616
6.224% due 05/09/2034		$500	519
Citibank NA 5.488% due 12/04/2026		17,500	17,822
Credit Suisse AG AT1 Claim 0.000% due 12/31/2060		14,166	1,700
Crown Castle, Inc. 4.300% due 02/15/2029		351	338
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,900	2,010
2.129% due 11/24/2026 •(k)		$4,400	4,127
3.035% due 05/28/2032 •(k)		3,100	2,591
3.547% due 09/18/2031 •		4,633	4,069
3.961% due 11/26/2025 •		1,993	1,961
Equinix, Inc. 1.550% due 03/15/2028		222	195
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,303	2,430
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$1,300	1,245
4.063% due 11/01/2024		600	590
4.687% due 06/09/2025		200	197
5.125% due 06/16/2025		1,500	1,482
5.584% due 03/18/2024		600	599
Goldman Sachs Group, Inc.
5.798% due 08/10/2026		8,600	8,687
6.460% due 08/10/2026		1,600	1,600
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~		10,500	10,597
GSPA Monetization Trust 6.422% due 10/09/2029		177	172
Healthcare Realty Holdings LP 2.400% due 03/15/2030		241	198
HSBC Holdings PLC
2.357% due 08/18/2031 •		431	357
2.848% due 06/04/2031 •		300	258
4.000% due 03/09/2026 •(i)(j)		1,500	1,380
4.292% due 09/12/2026 •		309	303
4.950% due 03/31/2030		200	198
5.887% due 08/14/2027		800	811
ING Groep NV
3.875% due 05/16/2027 •(i)(j)		600	488
5.750% due 11/16/2026 •(i)(j)		500	467
JPMorgan Chase & Co.
1.040% due 02/04/2027		800	736
1.578% due 04/22/2027 •		2,200	2,031
2.083% due 04/22/2026		200	192
2.182% due 06/01/2028 •		862	789
2.301% due 10/15/2025 •		2,300	2,242
6.070% due 10/22/2027		2,800	2,881
JPMorgan Chase Bank NA 5.110% due 12/08/2026		6,900	6,965

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Lloyds Banking Group PLC 4.550% due 08/16/2028		266	262
Morgan Stanley
1.512% due 07/20/2027		5,703	5,212
2.188% due 04/28/2026		3,000	2,883
Morgan Stanley Bank NA 5.882% due 10/30/2026		5,300	5,452
NatWest Group PLC
4.269% due 03/22/2025 •		378	377
4.600% due 06/28/2031 •(i)(j)		600	452
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		5,700	5,034
Nomura Holdings, Inc. 2.679% due 07/16/2030		409	349
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	16,115	1,946
Nykredit Realkredit AS 1.500% due 10/01/2053		79,455	9,570
Park Intermediate Holdings LLC 4.875% due 05/15/2029		$1,500	1,390
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	20,752	2,501
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		$991	835
Toyota Motor Credit Corp. 5.920% due 08/22/2024		6,900	6,907
UBS Group AG
3.091% due 05/14/2032 •		1,700	1,449
4.194% due 04/01/2031 •		250	233
VICI Properties LP 4.750% due 02/15/2028		1,650	1,616
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,100	2,111
2.406% due 10/30/2025 •		$100	97
3.000% due 04/22/2026		366	351
3.196% due 06/17/2027 •		1,200	1,148
Wells Fargo Bank NA
5.550% due 08/01/2025		8,700	8,793
6.188% due 08/01/2025		4,700	4,714
Weyerhaeuser Co. 4.000% due 04/15/2030		354	337

			176,101

INDUSTRIALS 1.9%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		4,300	3,874
Broadcom, Inc.
3.137% due 11/15/2035		2,300	1,889
3.419% due 04/15/2033		1,200	1,054
Carrier Global Corp. 4.375% due 05/29/2025	EUR	1,100	1,225
CCO Holdings LLC 4.500% due 06/01/2033		$900	763
Charter Communications Operating LLC
3.900% due 06/01/2052		4,000	2,694
7.289% (US0003M + 1.650%) due 02/01/2024 ~		1,032	1,032
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,229
CVS Health Corp. 4.125% due 04/01/2040		18	15
CVS Pass-Through Trust 6.943% due 01/10/2030		29	29
DAE Funding LLC
1.625% due 02/15/2024		2,100	2,089
2.625% due 03/20/2025		1,800	1,729
3.375% due 03/20/2028		1,800	1,661
Dell International LLC 4.900% due 10/01/2026		22	22
Equinor ASA 3.125% due 04/06/2030		18	17
Expedia Group, Inc.
2.950% due 03/15/2031		189	166
6.250% due 05/01/2025		1,823	1,842
Hyundai Capital America 6.539% due 08/04/2025		6,400	6,399
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		867	846
Imperial Brands Finance PLC
3.125% due 07/26/2024		330	325
3.500% due 07/26/2026		1,527	1,458
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,835	3,035
MPLX LP 2.650% due 08/15/2030		$1,100	950

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Nakilat, Inc. 6.067% due 12/31/2033		424	439
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,856	1,788
4.810% due 09/17/2030		4,600	4,303
NPC Ukrenergo 6.875% due 11/09/2028		400	109
Oracle Corp. 3.600% due 04/01/2040		18	14
Rolls-Royce PLC 1.625% due 05/09/2028	EUR	400	408
Southern Co. 3.700% due 04/30/2030		$123	116
T-Mobile USA, Inc.
2.875% due 02/15/2031		1,800	1,588
3.375% due 04/15/2029		1,300	1,209

			44,317

UTILITIES 0.3%
Consolidated Edison Co. of New York, Inc. 3.350% due 04/01/2030		266	248
DTE Electric Co. 2.625% due 03/01/2031		311	273
Edison International 5.750% due 06/15/2027		54	55
Exelon Corp. 4.050% due 04/15/2030		18	17
Georgia Power Co. 2.650% due 09/15/2029		18	16
Pacific Gas & Electric Co.
2.500% due 02/01/2031		582	481
3.000% due 06/15/2028		2,300	2,098
4.550% due 07/01/2030		1,200	1,144
Rio Oil Finance Trust 8.200% due 04/06/2028		1,815	1,860

			6,192

Total Corporate Bonds & Notes (Cost $237,216)			226,610

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		35	41
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		1,345	1,225
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043		645	776

			2,042

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029		110	118
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		60	63
6.725% due 04/01/2035		120	126
7.350% due 07/01/2035		86	93

			400

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		20	22

OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111		67	64

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		5	6

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		665	726

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $3,738)		3,260

U.S. GOVERNMENT AGENCIES 19.0%
Fannie Mae
0.000% due 08/25/2039 (b)(f)	83	70
0.000% due 11/25/2040 •	1	1
0.398% due 03/25/2041 ~(a)	133	11
0.598% due 03/25/2037 •(a)	39	3
0.648% due 04/25/2037 •(a)	128	11
0.698% due 11/25/2039 •(a)	21	2
0.928% due 03/25/2037 •(a)	52	4
0.948% due 05/25/2037 •(a)	124	9
1.248% due 03/25/2036 ~(a)	45	4
1.338% due 04/25/2037 •(a)	238	28
1.748% due 02/25/2037 •(a)	21	3
2.198% due 07/25/2033 •(a)	12	1
2.242% due 01/25/2031 ~(a)	787	63
4.500% due 09/25/2040	452	440
4.695% due 12/01/2034 •	18	18
4.752% due 12/25/2036 •	2	3
5.555% due 08/01/2035 •	2	2
5.686% due 06/01/2034 •	1	1
5.765% due 03/25/2036 •	1	1
5.782% due 04/25/2037 •	1	1
5.802% due 07/25/2037 •	6	6
5.802% due 09/25/2042 ~	3	3
5.832% due 07/25/2037 •	8	8
5.852% due 09/25/2035 •	15	15
5.862% due 09/25/2035 ~	13	13
5.908% due 10/01/2035 •	1	1
5.972% due 10/25/2040 •	5	5
6.021% due 11/01/2034 •	1	1
6.047% due 03/01/2036 •	1	1
6.172% due 06/25/2037 •	61	61
7.255% due 03/01/2034 •	7	8
Freddie Mac
0.000% due 02/15/2040 •	32	28
0.000% due 09/15/2041 ~	134	121
1.017% due 07/15/2036 •(a)	73	7
1.117% due 09/15/2036 •(a)	46	4
1.247% due 04/15/2036 ~(a)	10	1
3.000% due 11/01/2032	3,326	3,181
3.500% due 07/15/2042 - 05/01/2049	896	825
4.000% due 07/01/2047 - 03/01/2049	606	585
5.000% due 01/01/2028 - 04/15/2041	467	470
5.500% due 03/15/2034 - 03/01/2039	57	57
5.753% due 05/15/2037 •	2	2
5.833% due 03/15/2037 •	26	25
5.853% due 11/15/2043 •	21	20
6.000% due 08/01/2027 - 12/01/2037	2	2
6.003% due 07/15/2041 •	29	29
6.153% due 08/15/2037 •	70	70
6.163% due 10/15/2037 ~	11	11
6.173% due 05/15/2037 ~	38	38
6.173% due 09/15/2037 •	41	41
6.412% due 07/25/2044 ~	2	2
6.500% due 05/01/2035	16	17
Ginnie Mae
2.750% due 11/20/2044 •	121	121
3.500% due 02/15/2045 - 03/15/2045	56	54
4.869% due 04/20/2068 •	432	427
5.000% due 08/15/2033 - 03/15/2042	692	696
5.807% due 08/20/2047 •	186	178
6.000% due 07/15/2037 - 08/15/2037	2	2
U.S. Small Business Administration
4.430% due 05/01/2029	4	4
5.490% due 03/01/2028	4	4
6.020% due 08/01/2028	30	30
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	5,504	5,289
3.500% due 02/01/2043 - 06/01/2052	2,255	2,108
4.000% due 01/01/2025 - 10/01/2030	3	2
4.500% due 03/01/2024 - 10/01/2053	26,192	25,415
5.000% due 07/01/2025 - 06/01/2053	56,983	56,389
5.500% due 02/01/2025 - 10/01/2053	23,134	23,247
6.000% due 10/01/2026 - 05/01/2041	349	364
6.500% due 01/01/2029 - 09/01/2036	25	26
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2054	37,400	36,280
5.000% due 01/01/2054	35,700	35,324
5.500% due 02/01/2054	75,190	75,531
6.000% due 02/01/2054	69,700	70,775

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

6.500% due 02/01/2054	109,910	112,628

Total U.S. Government Agencies (Cost $448,164)		451,228

U.S. TREASURY OBLIGATIONS 8.5%
U.S. Treasury Bonds
1.375% due 11/15/2040 (p)	4,100	2,722
2.250% due 08/15/2049 (p)	146	102
3.000% due 08/15/2048 (p)	473	386
3.000% due 02/15/2049	17,298	14,082
3.125% due 05/15/2048 (p)	124	104
4.125% due 08/15/2053	100	101
4.625% due 02/15/2040 (p)	3,734	4,001
U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2024 (n)	56,883	55,911
0.125% due 10/15/2024 (n)	33,577	32,848
0.125% due 04/15/2025 (n)	5,479	5,284
0.250% due 01/15/2025 (n)	38,450	37,325
0.250% due 02/15/2050	359	234
1.000% due 02/15/2046 (n)	1,950	1,597
1.000% due 02/15/2048 (n)	8,868	7,164
1.000% due 02/15/2049	5,523	4,451
1.375% due 07/15/2033	5,876	5,701
U.S. Treasury Notes
0.375% due 12/31/2025 (n)(p)	1,000	927
0.500% due 02/28/2026 (n)(p)	4,300	3,974
1.500% due 10/31/2024 (n)(p)	2,002	1,948
1.750% due 12/31/2024 (n)	622	603
2.125% due 05/15/2025 (n)(p)	2,485	2,406
2.375% due 05/15/2029 (p)	2,075	1,924
2.625% due 12/31/2025 (n)(p)	1,777	1,723
3.000% due 09/30/2025 (n)	10,043	9,813
3.000% due 10/31/2025 (n)(p)	7,253	7,085

Total U.S. Treasury Obligations (Cost $224,541)		202,416

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.0%
Adjustable Rate Mortgage Trust 4.923% due 01/25/2036 ~	488	383
American Home Mortgage Assets Trust
5.660% due 05/25/2046 •	9	7
5.660% due 10/25/2046 •	34	18
5.932% due 11/25/2046 •	10,536	2,969
6.750% due 11/25/2046 þ	198	171
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	26	19
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	35	32
Banc of America Funding Trust
4.306% due 06/20/2037 «~	9	7
4.443% due 02/20/2035 «~	8	7
4.503% due 09/20/2046 ~	321	282
5.852% due 10/20/2036 •	5	4
5.892% due 04/20/2047 •	3	3
5.932% due 02/20/2047 •	359	311
6.000% due 08/25/2036	7	6
Banc of America Mortgage Trust
4.167% due 02/25/2034 «~	6	5
4.578% due 06/25/2035 ~	4	4
4.999% due 06/25/2034 «~	4	4
5.033% due 01/25/2035 ~	5	5
5.361% due 05/25/2033 «~	3	2
BCAP LLC Trust 5.830% due 03/25/2037 •	1,566	1,348
Bear Stearns Adjustable Rate Mortgage Trust
4.635% due 02/25/2036 ~	44	40
4.695% due 11/25/2034 ~	1	1
4.746% due 07/25/2034 ~	5	5
4.828% due 04/25/2033 «~	1	1
6.055% due 08/25/2033 ~	2	2
6.151% due 01/25/2033 «~	26	24
7.660% due 02/25/2036 •	3	3
Bear Stearns ALT-A Trust
4.097% due 11/25/2035 ~	45	39
4.488% due 05/25/2035 ~	16	15
4.795% due 10/25/2035 ~	42	35
5.215% due 07/25/2035 ~	50	34
5.790% due 08/25/2036 ~	322	280
5.790% due 01/25/2047 ~	34	28
5.810% due 12/25/2046 •	4	3
5.970% due 01/25/2036 ~	5	4
BX Trust 6.773% due 10/15/2036 •	16,000	15,504
Chase Mortgage Finance Trust
4.371% due 09/25/2036 ~	103	84
4.457% due 01/25/2036 ~	5	4

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

4.770% due 12/25/2035 ~	4	4
ChaseFlex Trust 6.070% due 07/25/2037 •	2,442	2,036
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.700% due 05/25/2036 ~	76	68
Citigroup Mortgage Loan Trust
4.523% due 09/25/2037 ~	127	113
5.790% due 01/25/2037 •	90	76
6.170% due 09/25/2062 þ	16,913	16,992
7.110% due 10/25/2035 ~	9	9
7.780% due 10/25/2035 •	8	8
7.860% due 03/25/2036 •	22	21
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 «	36	30
6.000% due 04/25/2037 •	122	104
6.000% due 06/25/2037	50	44
Commercial Mortgage Trust 3.545% due 02/10/2036	1,034	966
Countrywide Alternative Loan Trust
3.526% due 08/25/2035 ~	1,018	796
5.500% due 06/25/2025	163	127
5.500% due 05/25/2035 •	25	19
5.500% due 05/25/2035	90	72
5.500% due 11/25/2035	64	38
5.662% due 09/20/2046 •	2,323	2,337
5.670% due 04/25/2047 ~	1,591	1,492
5.680% due 04/25/2047 ~	1,769	1,437
5.682% due 07/20/2046 ~	7	5
5.682% due 09/20/2046 •	13	11
5.710% due 12/25/2046 •	6,246	5,362
5.750% due 03/25/2037 «	78	42
5.770% due 06/25/2035 •	909	612
5.810% due 05/25/2047 ~	179	152
5.850% due 09/25/2046 •	46	43
5.870% due 05/25/2036 •	67	58
5.870% due 08/25/2037 «•	10	6
5.892% due 03/20/2046 •	12	9
5.932% due 05/20/2046 ~	3	3
5.970% due 11/25/2036 •	12,766	10,505
5.990% due 12/25/2035 •	5	5
6.000% due 12/25/2035	212	157
6.000% due 05/25/2036	35	18
6.000% due 08/25/2036 «•	40	23
6.000% due 05/25/2037	108	51
6.012% due 12/25/2035 •	5	5
6.030% due 02/25/2037 •	280	226
6.070% due 08/25/2035 •	194	178
6.072% due 11/20/2035 •	32	29
6.110% due 11/25/2035 •	195	155
6.112% due 12/20/2035 •	39	35
6.250% due 08/25/2036	585	348
6.412% due 08/25/2035 •	18	16
6.492% due 01/25/2036 •	73	67
7.000% due 10/25/2037	73	27
7.062% due 10/20/2035 ~	4	3
Countrywide Home Loan Mortgage Pass-Through Trust
4.765% due 11/25/2034 ~	10	9
5.750% due 05/25/2037	4	2
5.800% due 02/25/2035 •	7	5
5.930% due 05/25/2035 •	14	11
6.000% due 07/25/2036	239	125
6.000% due 01/25/2037	161	81
6.000% due 02/25/2037	171	88
6.037% due 10/20/2034 ~	14	14
6.050% due 04/25/2035 •	780	713
6.070% due 05/25/2035 •	37	30
6.110% due 03/25/2035 •	1	1
6.500% due 12/25/2037	369	159
7.940% due 02/20/2036 •	2	2
Countrywide Home Loan Reperforming REMIC Trust 5.810% due 06/25/2035 ~	34	32
Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	198	158
Credit Suisse Mortgage Capital Certificates
3.193% due 11/30/2037 ~	14,823	13,444
3.950% due 12/27/2037 ~	5,481	4,652
5.770% due 01/27/2037 •	22	14
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 «	8	6
5.750% due 03/25/2037 «	15	8
6.421% due 10/25/2037 ~	211	129
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~	3,644	3,551
1.926% due 07/27/2061 ~	7,423	7,128
2.215% due 11/25/2061 ~	1,099	1,063
3.090% due 12/26/2059 ~	68	68

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

3.377% due 03/25/2059 ~		2,056	2,047
4.146% due 06/25/2050 ~		444	379
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.850% due 02/25/2037 ~		5,056	4,325
5.970% due 02/25/2035 •		62	60
5.970% due 02/25/2035 «•		29	27
6.130% due 02/25/2036 •		120	117
6.220% due 10/25/2047 •		174	124
Downey Savings & Loan Association Mortgage Loan Trust
5.610% due 04/19/2047 ~		536	443
5.660% due 10/19/2036 •		126	104
5.990% due 08/19/2045 •		3	3
6.290% due 09/19/2044 ~		21	19
Eurohome U.K. Mortgages PLC 5.490% due 06/15/2044 •	GBP	10	12
First Horizon Alternative Mortgage Securities Trust
5.207% due 03/25/2035 ~		$1	0
5.856% due 06/25/2036 ~		235	182
6.107% due 12/25/2035 ~		18	14
First Horizon Mortgage Pass-Through Trust 4.943% due 10/25/2035 ~		54	50
Frost CMBS DAC 5.152% due 11/20/2033 •	EUR	2,564	2,718
FWD Securitization Trust 2.240% due 01/25/2050 ~		$53	49
GreenPoint Mortgage Funding Trust 5.830% due 01/25/2037 •		127	112
GSMSC Pass-Through Trust 5.907% due 12/26/2036 •		74	49
GSR Mortgage Loan Trust
4.489% due 11/25/2035 ~		4	4
4.511% due 11/25/2035 ~		12	10
4.649% due 07/25/2035 ~		2	2
5.478% due 09/25/2035 «~		15	13
5.500% due 01/25/2037 «		13	16
5.778% due 09/25/2035 ~		3	3
6.000% due 02/25/2036		226	99
6.000% due 07/25/2037		60	39
6.970% due 04/25/2032 «•		5	4
HarborView Mortgage Loan Trust
4.041% due 06/19/2036 ~		54	28
5.690% due 07/19/2047 ~		141	131
5.810% due 12/19/2036 •		5	4
5.880% due 12/19/2036 •		244	195
5.910% due 05/19/2035 •		180	163
5.950% due 06/19/2035 •		1,307	1,238
5.950% due 12/19/2036 •		110	103
5.970% due 01/19/2036 •		451	272
6.152% due 06/20/2035 •		93	84
7.012% due 10/19/2035 •		285	156
HomeBanc Mortgage Trust 6.090% due 03/25/2035 •		118	96
Impac CMB Trust 6.110% due 03/25/2035 •		157	139
Impac Secured Assets Trust
5.125% due 07/25/2035 «~		19	17
6.010% due 02/25/2037 •		11,729	10,489
IndyMac INDX Mortgage Loan Trust
3.681% due 06/25/2036 ~		112	98
4.010% due 05/25/2035 ~		160	118
5.770% due 06/25/2037 •		4	2
5.830% due 02/25/2037 •		64	59
5.850% due 09/25/2046 •		54	46
5.870% due 11/25/2046 •		463	420
5.890% due 05/25/2046 •		4,631	4,059
5.950% due 07/25/2035 •		141	128
5.990% due 06/25/2035 •		28	23
6.110% due 07/25/2045 •		3	3
InTown Mortgage Trust 8.648% due 08/15/2039 •		23,700	23,871
JP Morgan Alternative Loan Trust
3.843% due 05/25/2036 ~		55	31
6.000% due 12/27/2036		52	28
6.500% due 03/25/2036		1,779	1,030
JP Morgan Chase Commercial Mortgage Securities Trust 6.859% due 12/15/2031 •		153	125
JP Morgan Mortgage Trust
3.750% due 07/27/2037 ~		54	50
4.136% due 10/25/2036 ~		25	19
4.319% due 04/25/2036 ~		606	536
4.406% due 10/25/2036 ~		4	3
4.661% due 04/25/2037 «~		3	2
5.048% due 08/25/2035 ~		16	13
5.442% due 07/25/2035 «~		63	58
5.528% due 07/25/2035 «~		5	5

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Legacy Mortgage Asset Trust
1.750% due 04/25/2061 þ		3,666	3,551
1.750% due 07/25/2061 þ		5,693	5,495
1.875% due 10/25/2068 þ		3,478	3,301
1.892% due 10/25/2066 þ		3,130	3,074
1.991% due 09/25/2060 ~		208	207
2.250% due 07/25/2067 þ		2,849	2,760
Lehman Mortgage Trust 6.000% due 11/25/2036 •		415	204
Lehman XS Trust
5.870% due 03/25/2047 ~		5,115	4,594
5.920% due 08/25/2046 •		615	589
5.970% due 08/25/2037 •		46	43
7.170% due 09/25/2047 •		45	39
Luminent Mortgage Trust
3.827% due 04/25/2036 ~		1,904	1,295
6.190% due 04/25/2036 •		29	24
MASTR Adjustable Rate Mortgages Trust
3.016% due 07/25/2035 ~		8	7
4.291% due 10/25/2033 ~		39	32
5.386% due 11/21/2034 ~		162	153
5.812% due 12/25/2046 •		11,033	8,141
MASTR Asset Securitization Trust 6.000% due 06/25/2036		79	46
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.916% due 12/15/2030 •		1	1
6.336% due 08/15/2032 •		13	12
Merrill Lynch Alternative Note Asset Trust
5.690% due 03/25/2037 •		125	31
5.870% due 03/25/2037 •		1,950	497
5.890% due 04/25/2037 •		14,182	2,623
6.000% due 03/25/2037 «		37	13
6.070% due 03/25/2037 •		80	20
Merrill Lynch Mortgage Investors Trust
4.326% due 04/25/2035 «~		6	5
4.347% due 05/25/2036 ~		30	27
4.751% due 09/25/2035 ~		45	36
4.756% due 05/25/2033 ~		3	3
7.299% due 02/25/2033 «•		8	7
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		49	47
Morgan Stanley Capital Trust 6.925% due 12/15/2038 •		7,500	6,776
Morgan Stanley Mortgage Loan Trust
3.357% due 07/25/2035 ~		60	52
6.000% due 08/25/2036		58	25
6.815% due 06/25/2036 þ		840	243
7.035% due 06/25/2036 ~		3	3
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		52	26
Mortgage Equity Conversion Asset Trust 5.340% due 05/25/2042 •		65	63
MortgageIT Mortgage Loan Trust 5.990% due 12/25/2035 •		134	131
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		850	803
2.750% due 11/25/2059 ~		1,091	1,026
3.500% due 12/25/2057 ~		554	530
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		21	11
5.660% due 06/25/2037 ~		3,585	2,852
5.769% due 06/25/2036 ~		10,691	2,869
NovaStar Mortgage Funding Trust 0.523% due 09/25/2046 •		1,358	477
PHH Alternative Mortgage Trust 5.790% due 02/25/2037 •		146	108
Precise Mortgage Funding PLC 6.420% due 12/12/2055 •	GBP	1,123	1,432
PRET LLC 8.497% due 10/25/2053		$12,948	13,056
Prime Mortgage Trust 6.000% due 06/25/2036 «		8	7
Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036 «		4	3
5.500% due 08/25/2035 •		429	298
5.770% due 02/25/2037 •		54	49
5.770% due 02/25/2047 •		1,602	1,391
5.790% due 01/25/2037 •		983	862
5.791% due 10/25/2037 ~		208	176
5.810% due 01/25/2037 •		2,345	1,996
5.812% due 09/25/2046 ~		6,486	5,493
5.830% due 07/25/2036 •		202	82
5.830% due 09/25/2036 ~		257	244
5.840% due 08/25/2036 •		97	89
5.850% due 07/25/2036 •		88	82
5.850% due 09/25/2036 •		141	136

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

6.000% due 08/25/2036		12	10
6.000% due 01/25/2037		23	18
6.000% due 03/25/2037		45	37
6.000% due 03/25/2037 «		59	48
6.288% due 11/25/2037 ~		115	94
6.359% due 09/25/2034 ~		41	40
6.500% due 08/25/2036		1,155	903
Residential Asset Securitization Trust
5.500% due 09/25/2035		76	37
6.000% due 03/25/2037		807	269
Residential Funding Mortgage Securities, Inc. Trust 4.657% due 04/25/2037 ~		109	91
Residential Mortgage Securities PLC 6.470% due 06/20/2070 ~	GBP	1,107	1,413
Sequoia Mortgage Trust
3.627% due 09/20/2046 ~		$62	43
6.032% due 07/20/2034 «~		98	84
6.417% due 05/20/2034 «•		3	3
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		89	83
Structured Adjustable Rate Mortgage Loan Trust
4.046% due 11/25/2035 ~		42	38
4.351% due 01/25/2035 ~		17	17
4.520% due 03/25/2036 ~		25	18
5.550% due 08/25/2035 «~		21	12
5.770% due 08/25/2036 •		31	25
6.412% due 01/25/2035 •		2	2
7.770% due 12/25/2037 •		393	339
Structured Asset Mortgage Investments Trust
3.907% due 02/25/2036 •		11	9
5.590% due 08/25/2036 •		125	107
5.850% due 07/25/2046 ~		46	35
5.890% due 04/25/2036 •		15	13
5.910% due 05/25/2046 •		9	3
5.930% due 02/25/2036 •		40	34
6.030% due 02/25/2036 •		3	2
6.170% due 02/19/2035 «•		2	2
SunTrust Adjustable Rate Mortgage Loan Trust 5.467% due 01/25/2037 ~		40	29
Thornburg Mortgage Securities Trust
2.848% due 03/25/2044 ~		30	29
5.243% due 12/25/2044 «~		55	51
6.815% due 06/25/2047 •		152	138
6.815% due 06/25/2047 «~		2	2
Towd Point Mortgage Funding 6.571% due 07/20/2045 ~	GBP	3,424	4,376
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$5,994	5,662
2.900% due 10/25/2059 ~		660	621
3.000% due 01/25/2058 ~		110	107
3.319% due 10/25/2057 ~		1,031	846
6.470% due 05/25/2058 •		31	32
6.470% due 10/25/2059 •		46	46
WaMu Mortgage Pass-Through Certificates Trust
3.224% due 01/25/2037 ~		42	35
3.704% due 02/25/2037 ~		15	13
3.787% due 02/25/2037 ~		114	103
3.834% due 06/25/2037 ~		85	72
4.007% due 06/25/2037 ~		284	247
4.063% due 12/25/2036 ~		25	21
4.185% due 12/25/2046 ~		12	10
4.397% due 12/25/2046 •		11	9
4.615% due 10/25/2035 ~		13	11
4.923% due 12/25/2035 ~		118	107
5.206% due 08/25/2035 «~		14	13
5.240% due 01/25/2035 ~		30	27
5.346% due 06/25/2033 «~		17	16
5.712% due 03/25/2047 •		2,235	1,851
5.762% due 06/25/2047 •		1,636	1,316
5.822% due 07/25/2047 •		30	24
5.892% due 10/25/2046 •		329	275
6.010% due 12/25/2045 •		5,355	4,812
6.012% due 02/25/2046 •		145	127
6.030% due 11/25/2045 •		4	3
6.050% due 10/25/2045 •		9	8
6.050% due 12/25/2045 •		255	228
6.082% due 01/25/2046 •		948	815
6.110% due 01/25/2045 •		1	0
6.250% due 01/25/2045 •		392	363
6.270% due 12/25/2045 •		1,007	981
6.512% due 10/25/2046 ~		513	460
6.512% due 11/25/2046 ~		420	371
6.630% due 11/25/2045 •		1,632	1,491
Washington Mutual Mortgage Pass-Through Certificates Trust
4.052% due 09/25/2036 ~		339	95
4.052% due 09/25/2036 þ		649	191

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

5.762% due 02/25/2047 •		618	540
5.842% due 11/25/2046 •		56	46
5.862% due 10/25/2046 •		84	66
5.952% due 04/25/2046 •		41	32
5.970% due 02/25/2036 ~		340	257
Wells Fargo Alternative Loan Trust
5.332% due 07/25/2037 ~		3	2
6.250% due 07/25/2037		78	67
Wells Fargo Mortgage-Backed Securities Trust
6.132% due 09/25/2036 ~		3	3
6.355% due 12/25/2036 ~		17	16

Total Non-Agency Mortgage-Backed Securities (Cost $281,264)			262,152

ASSET-BACKED SECURITIES 41.4%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		1,188	1,133
Aames Mortgage Investment Trust
6.460% due 07/25/2035 •		186	187
7.495% due 01/25/2035 •		46	43
ABFC Trust 6.205% due 03/25/2035 •		4,108	3,767
ACAS CLO Ltd. 6.547% due 10/18/2028 •		1,885	1,883
Accredited Mortgage Loan Trust 5.730% due 09/25/2036 •		313	309
ACE Securities Corp. Home Equity Loan Trust
5.590% due 10/25/2036 •		1	0
5.690% due 11/25/2036 •		3,680	1,524
5.710% due 12/25/2036 •		304	157
5.750% due 07/25/2036 •		2,339	2,238
5.790% due 03/25/2037 •		29,276	13,083
5.950% due 06/25/2036 •		1,752	1,253
6.085% due 12/25/2035 •		1,158	1,068
6.415% due 05/25/2035 •		4,760	4,285
ACHV ABS Trust
6.810% due 11/25/2030		1,605	1,608
7.240% due 11/25/2030		1,350	1,363
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.175% due 10/25/2035 •		816	762
Ally Auto Receivables Trust 5.460% due 05/15/2028		3,800	3,846
American Credit Acceptance Receivables Trust 6.000% due 03/12/2027		6,037	6,044
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.532% due 11/25/2034 •		847	764
6.050% due 11/25/2035 •		1,300	1,184
6.445% due 07/25/2035 •		2,000	1,839
6.490% due 10/25/2034 •		711	703
6.595% due 11/25/2034 •		84	78
Aqueduct European CLO DAC 4.633% due 07/20/2030 •	EUR	3,747	4,107
Arbor Realty Commercial Real Estate Notes Ltd.
7.762% due 05/15/2037 •		$5,900	5,848
8.262% due 05/15/2037 •		5,900	5,852
AREIT Trust 7.293% due 11/17/2038 ~		3,700	3,592
Argent Mortgage Loan Trust 5.950% due 05/25/2035 •		57	48
Argent Securities Trust
5.580% due 09/25/2036 ~		69	22
5.770% due 07/25/2036 •		474	413
5.830% due 04/25/2036 •		16,369	5,317
5.850% due 03/25/2036 ~		771	687
5.950% due 06/25/2036 •		8,751	2,322
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.683% due 01/25/2034 •		204	188
Asset-Backed Securities Corp. Home Equity Loan Trust
6.280% due 06/25/2034 •		567	556
6.565% due 02/25/2035 •		14	15
Avis Budget Rental Car Funding AESOP LLC 6.120% due 04/20/2027		12,800	13,011
Bank of America Auto Trust 5.830% due 05/15/2026		9,100	9,114
Bear Stearns Asset-Backed Securities Trust
5.602% due 10/25/2036 ~		3	3
5.710% due 06/25/2047 •		173	172
5.790% due 08/25/2036 •		723	692
5.820% due 05/25/2037 ~		13,644	10,621
5.823% due 12/25/2034 •		4,576	4,495
6.145% due 08/25/2036 •		36	35
6.168% due 02/25/2034 •		1,448	1,415
6.520% due 08/25/2037 •		388	338
6.670% due 08/25/2034 •		406	408
Benefit Street Partners CLO Ltd. 7.155% due 10/15/2030 •		8,150	8,121

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Black Diamond CLO DAC 4.982% due 05/15/2032 ~	EUR	8,598	9,372
Blackrock European CLO DAC 4.585% due 10/15/2031 ~		4,419	4,802
BlueMountain Fuji EUR CLO DAC 4.615% due 07/15/2030 •		3,178	3,492
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$3,600	3,640
BSPRT Issuer Ltd. 7.658% due 07/15/2039 ~		10,000	9,927
Cairn CLO DAC
4.552% due 04/30/2031 •	EUR	4,164	4,543
4.618% due 01/31/2030 •		630	690
4.745% due 10/15/2031 •		2,898	3,147
Carlyle Euro CLO DAC 4.892% due 08/15/2032 •		7,900	8,607
Carrington Mortgage Loan Trust
5.730% due 02/25/2037 •		$313	289
6.220% due 10/25/2035 •		1,304	1,257
Carvana Auto Receivables Trust
4.600% due 07/15/2026		3,994	3,967
5.640% due 01/15/2026		2,819	2,818
CBAM Ltd. 6.797% due 10/20/2029 •		1,134	1,135
Centex Home Equity Loan Trust 6.115% due 03/25/2034 «~		178	169
Chase Funding Trust 6.110% due 08/25/2032 •		11	10
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •		7,942	7,859
Citigroup Mortgage Loan Trust
5.650% due 01/25/2037 ~		4,157	2,885
5.660% due 05/25/2037 •		1,415	945
5.670% due 05/25/2037 ~		2,214	1,451
5.770% due 12/25/2036 •		303	121
5.790% due 09/25/2036 •		35	25
5.950% due 08/25/2036 •		3,282	2,944
5.990% due 03/25/2036 •		832	748
6.070% due 10/25/2036 •		94	55
7.250% due 05/25/2036 þ		344	179
Citigroup Mortgage Loan Trust, Inc.
5.890% due 08/25/2036 •		3,595	3,530
5.920% due 10/25/2036 •		104	104
6.370% due 09/25/2035 ~		4,930	4,665
Citizens Auto Receivables Trust
6.130% due 07/15/2026		5,659	5,671
6.288% due 07/15/2026		6,235	6,246
Countrywide Asset-Backed Certificates Trust
4.343% due 05/25/2036 •		2,541	2,443
5.610% due 06/25/2035 •		83	73
5.610% due 07/25/2037 •		268	244
5.650% due 11/25/2047 •		32	30
5.670% due 06/25/2047 •		61	55
5.680% due 05/25/2047 •		100	88
5.690% due 09/25/2037 •		127	129
5.720% due 06/25/2047 •		2,002	1,916
5.750% due 03/25/2037 ~		1,808	1,713
5.750% due 03/25/2037 •		119	114
5.750% due 12/25/2046 •		1,787	1,670
5.750% due 04/25/2047 •		50	48
5.760% due 10/25/2047 •		7,600	6,445
5.770% due 03/25/2047 •		377	367
5.870% due 02/25/2037 ~		96	90
5.930% due 05/25/2037 •		1,756	1,670
5.950% due 04/25/2037 •		209	177
6.010% due 03/25/2036 •		240	210
6.070% due 06/25/2036 •		8	8
6.210% due 08/25/2047 •		188	180
6.430% due 02/25/2036 •		2,179	2,098
6.505% due 12/25/2035 •		145	141
6.867% due 09/25/2046 þ		1,758	1,175
7.420% due 08/25/2035 •		3,000	2,685
Countrywide Partnership Trust 6.370% due 02/25/2035 •		1,037	1,000
CRB Securitization Trust 6.960% due 10/20/2033		4,919	4,978
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,323	249
CVC Cordatus Loan Fund DAC
4.555% due 09/15/2031 •	EUR	3,187	3,465
4.652% due 07/21/2030 •		566	617
DLLAA LLC 5.930% due 07/20/2026		$1,400	1,407
DT Auto Owner Trust 6.290% due 08/16/2027		9,694	9,737

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

ECMC Group Student Loan Trust 6.452% due 07/25/2069 •		289	286
Ellington Loan Acquisition Trust 6.570% due 05/25/2037 •		2,903	2,799
EMC Mortgage Loan Trust 6.770% due 02/25/2041 «•		4	4
Encore Credit Receivables Trust 6.205% due 09/25/2035 •		18	18
Euro-Galaxy CLO DAC 4.589% due 04/24/2034 •	EUR	3,147	3,413
Exeter Automobile Receivables Trust
6.040% due 07/15/2026		$1,700	1,702
6.110% due 09/15/2025		4,213	4,214
FHF Trust 6.570% due 06/15/2028		7,906	7,882
Fieldstone Mortgage Investment Trust
5.850% due 05/25/2036 •		101	71
6.010% due 05/25/2036 •		2,330	1,623
Fifth Third Auto Trust 5.800% due 11/16/2026		4,400	4,408
First Franklin Mortgage Loan Trust
5.575% due 10/25/2036 •		11,527	9,949
5.630% due 11/25/2036 •		73	72
5.780% due 09/25/2036 •		6,636	6,174
5.950% due 04/25/2036 •		2,757	2,496
5.970% due 06/25/2036 •		3,500	3,084
6.190% due 11/25/2035 •		347	321
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		5,800	5,837
Fremont Home Loan Trust
5.605% due 10/25/2036 •		433	380
5.610% due 11/25/2036 •		2,427	1,430
5.620% due 10/25/2036 •		727	294
5.790% due 08/25/2036 •		9,868	3,175
5.810% due 02/25/2037 •		4,631	1,555
6.205% due 01/25/2035 ~		82	80
6.520% due 11/25/2034 •		1,056	975
Galaxy CLO Ltd. 6.625% due 10/15/2030 •		244	243
GE-WMC Asset-Backed Pass-Through Certificates 6.110% due 12/25/2035 •		9,399	8,950
GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		3,378	3,367
6.040% due 03/15/2027		4,763	4,778
GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		5,700	5,709
5.634% due 08/20/2024		575	575
5.788% due 01/20/2026		1,000	1,000
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028		3,700	3,759
GSAA Home Equity Trust
4.895% due 03/25/2036 ~		155	25
5.570% due 05/25/2037 •		179	57
5.610% due 03/25/2036 •		137	47
5.710% due 06/25/2036 •		58	12
5.870% due 03/25/2037 ~		1,360	378
5.995% due 03/25/2046 ~		1,300	486
6.110% due 04/25/2047 •		271	129
6.535% due 06/25/2035 •		62	61
6.795% due 06/25/2036 þ		244	64
GSAMP Trust
5.520% due 12/25/2046 •		136	67
5.560% due 01/25/2037 •		1,034	596
5.570% due 12/25/2046 •		99	49
5.600% due 12/25/2046 •		5,164	2,762
5.610% due 12/25/2036 •		2,405	1,264
5.620% due 12/25/2046 •		491	243
5.640% due 12/25/2036 ~		283	134
5.650% due 11/25/2035 •		1	0
5.700% due 01/25/2037 •		3,394	2,778
5.770% due 09/25/2036 ~		3,812	1,358
5.870% due 01/25/2047 •		1,545	813
5.950% due 03/25/2046 •		99	96
5.970% due 05/25/2046 •		495	463
7.270% due 06/25/2035 •		197	185
GSRPM Mortgage Loan Trust 6.370% due 03/25/2035 ~		911	917
Harvest CLO DAC 4.605% due 10/15/2031 •	EUR	2,442	2,651
HERA Commercial Mortgage Ltd. 6.523% due 02/18/2038 •		$4,231	4,122
Hertz Vehicle Financing LLC
1.990% due 06/25/2026		3,000	2,868
5.490% due 06/25/2027		1,900	1,909
Home Equity Asset Trust 6.145% due 02/25/2036 •		184	178

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Home Equity Loan Trust
5.700% due 04/25/2037 ~		4,809	4,650
5.810% due 04/25/2037 •		314	262
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		7,500	7,524
HSI Asset Securitization Corp. Trust
5.670% due 07/25/2036 ~		110	47
5.690% due 12/25/2036 •		804	214
5.790% due 05/25/2037 •		15	15
5.830% due 04/25/2037 •		800	498
5.950% due 11/25/2035 •		596	544
Hyundai Auto Receivables Trust 5.480% due 04/17/2028		3,800	3,867
Invesco Euro CLO DAC 4.615% due 07/15/2031 •	EUR	1,000	1,087
IXIS Real Estate Capital Trust
5.870% due 03/25/2036 •		$177	92
5.930% due 01/25/2037 •		10,868	3,885
JP Morgan Mortgage Acquisition Trust
5.680% due 10/25/2036 ~		98	96
5.770% due 07/25/2036 ~		57	24
6.070% due 07/25/2036 •		1,874	1,766
Jubilee CLO DAC
4.575% due 04/15/2030 ~	EUR	6,328	6,945
4.615% due 04/15/2031 •		5,700	6,201
KKR CLO Ltd. 7.055% due 04/15/2031 •		$3,850	3,812
KKR Static CLO Ltd. 8.016% due 07/20/2031 •		5,000	5,014
Lehman XS Trust 5.790% due 05/25/2036 •		60	52
Long Beach Mortgage Loan Trust
5.770% due 05/25/2036 •		49	26
5.790% due 12/25/2036 •		363	248
5.810% due 12/25/2036 ~		260	93
5.910% due 02/25/2036 •		325	316
5.990% due 08/25/2045 •		20	19
6.010% due 05/25/2046 ~		330	100
6.070% due 01/25/2036 •		7,560	6,577
6.115% due 11/25/2035 ~		1	1
6.385% due 08/25/2035 ~		5,466	4,832
6.445% due 04/25/2035 •		58	57
M360 Ltd. 7.721% due 11/22/2038 •		6,463	6,258
Man GLG Euro CLO DAC
4.615% due 12/15/2031 •	EUR	6,463	7,054
4.645% due 10/15/2030 •		664	728
Marathon CLO Ltd. 6.805% due 04/15/2029 •		$2,112	2,114
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •		8	8
Master Credit Card Trust 6.188% due 01/21/2027		12,400	12,452
MASTR Asset-Backed Securities Trust
5.520% due 01/25/2037 •		1,197	340
5.670% due 10/25/2036 •		8,319	4,147
5.680% due 05/25/2037 •		1,450	1,379
5.690% due 11/25/2036 •		494	159
5.790% due 10/25/2036 •		262	131
5.950% due 03/25/2036 •		38	24
6.050% due 12/25/2035 ~«		5	5
6.220% due 10/25/2035 •		7,475	6,996
8.170% due 07/25/2034 «•		160	144
MASTR Specialized Loan Trust 6.595% due 11/25/2035 •		549	519
Merrill Lynch Mortgage Investors Trust
4.511% due 03/25/2037 •		62,634	15,858
5.690% due 07/25/2037 •		361	157
5.690% due 08/25/2037 •		2,364	1,218
5.970% due 07/25/2037 •		186	44
5.990% due 02/25/2037 ~		649	195
MF1 Ltd.
6.923% due 10/16/2036 •		12,800	12,433
7.106% due 02/19/2037 •		12,500	12,299
7.223% due 10/16/2036 ~		12,800	12,387
MFA Trust 2.363% due 03/25/2060 þ		713	704
MKS CLO Ltd. 6.677% due 07/20/2030 •		3,787	3,783
Morgan Stanley ABS Capital, Inc. Trust
5.550% due 11/25/2036 •		377	215
5.560% due 01/25/2037 •		273	121
5.580% due 12/25/2036 •		6,612	3,363
5.580% due 03/25/2037 •		548	235
5.600% due 10/25/2036 •		19	17
5.600% due 01/25/2037 •		215	96

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

5.600% due 02/25/2037 ~		2,838	2,075
5.605% due 11/25/2036 •		387	256
5.650% due 03/25/2037 •		878	376
5.680% due 01/25/2037 •		197	88
5.685% due 03/25/2037 •		2,639	1,056
5.700% due 10/25/2036 •		567	297
5.700% due 11/25/2036 •		1,524	869
5.750% due 08/25/2036 ~		362	188
5.790% due 09/25/2036 •		599	256
5.830% due 02/25/2037 •		15,727	5,115
5.970% due 04/25/2036 •		2,212	2,075
6.175% due 12/25/2034 •		21	19
6.325% due 03/25/2034 •		1,021	1,020
6.385% due 03/25/2035 •		16	16
6.400% due 07/25/2035 ~		592	571
9.270% due 02/25/2047 ~		94	76
Morgan Stanley Dean Witter Capital, Inc. Trust 6.450% due 02/25/2033 «•		66	64
Morgan Stanley Home Equity Loan Trust 5.570% due 12/25/2036 ~		961	467
Morgan Stanley Mortgage Loan Trust
5.650% due 12/25/2036 •		3,714	1,317
5.810% due 11/25/2036 ~		29	8
6.190% due 04/25/2037 •		32	9
Nationstar Home Equity Loan Trust 6.010% due 09/25/2036 •		6,180	5,987
Nelnet Student Loan Trust
5.910% due 09/27/2066		5,023	5,005
6.640% due 02/20/2041		1,147	1,164
7.538% due 02/20/2041		1,257	1,260
New Century Home Equity Loan Trust
6.250% due 03/25/2035 •		299	289
6.445% due 11/25/2034 «~		231	229
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.130% due 10/25/2036 •		141	32
6.532% due 10/25/2036 þ		174	41
NovaStar Mortgage Funding Trust
5.670% due 09/25/2037 •		286	277
5.790% due 10/25/2036 •		196	103
6.550% due 06/25/2035 ~		24	24
Oaktree CLO Ltd. 6.815% due 07/15/2034 •		6,500	6,495
OCP CLO Ltd. 6.797% due 07/20/2029 •		203	203
Oportun Issuance Trust 5.940% due 10/09/2029		993	991
Option One Mortgage Loan Trust
5.570% due 07/25/2036 •		3,720	1,718
5.600% due 07/25/2037 •		5,488	3,492
5.610% due 01/25/2037 •		4,484	2,543
5.610% due 03/25/2037 •		1,864	1,646
5.690% due 04/25/2037 •		536	375
5.690% due 05/25/2037 ~		402	238
6.010% due 01/25/2036 •		1,626	1,481
6.250% due 02/25/2035 ~		257	242
Ownit Mortgage Loan Trust
6.295% due 08/25/2036 ~		11,338	10,027
6.370% due 10/25/2036 •		26	25
OZLM Ltd.
6.777% due 10/20/2031 •		3,950	3,952
7.127% due 07/20/2032 ~		6,650	6,612
7.377% due 10/20/2031 •		1,485	1,482
7.377% due 07/20/2032 •		4,050	4,034
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		4,169	4,106
6.060% due 03/15/2030		7,860	7,845
7.128% due 06/16/2031		1,617	1,621
Palmer Square European Loan Funding 5.938% due 04/12/2032 •	EUR	21,310	23,600
Palmer Square European Loan Funding DAC 4.745% due 04/15/2031 •		11,386	12,395
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.520% due 10/25/2034 •		$24	23
7.195% due 02/25/2035 •		7,592	6,636
7.270% due 12/25/2034 ~		28	28
7.345% due 12/25/2034 •		4,101	3,733
Popular ABS Mortgage Pass-Through Trust
5.965% due 07/25/2036 •		273	254
6.340% due 02/25/2036 ~		3,675	3,365
PRET LLC
1.744% due 07/25/2051 þ		3,364	3,248
1.843% due 09/25/2051 þ		8,841	8,426
1.868% due 07/25/2051 þ		2,327	2,250
1.992% due 02/25/2061 þ		2,136	2,089
2.240% due 09/27/2060 þ		1,054	1,060
2.487% due 10/25/2051 ~		1,039	1,022

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

2.487% due 10/25/2051 þ		5,958	5,836
3.721% due 07/25/2051 þ		8,344	8,088
5.240% due 04/25/2052 þ		5,542	5,445
PRPM LLC 3.720% due 02/25/2027 þ		5,852	5,662
RAAC Trust 6.175% due 02/25/2036 •		6,592	6,254
Reach ABS Trust 7.050% due 02/18/2031		1,529	1,533
Ready Capital Mortgage Financing LLC 6.987% due 01/25/2037 •		10,515	10,538
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		2,157	753
5.612% due 04/25/2037 þ		368	100
6.570% due 09/25/2037 •		162	68
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		2,417	2,201
4.320% due 09/25/2030		1,598	1,528
5.380% due 11/25/2030		7,154	7,084
Residential Asset Mortgage Products Trust
5.656% due 08/25/2034 •		2,963	2,913
5.910% due 12/25/2035 •		15	14
6.070% due 03/25/2036 •		121	118
6.160% due 10/25/2035 •		64	63
6.720% due 10/25/2034 •		1,010	921
Residential Asset Securities Corp. Trust
5.740% due 08/25/2036 •		338	331
6.050% due 06/25/2033 •		45	41
6.130% due 12/25/2035 ~		2,760	2,653
6.355% due 12/25/2035 ~		17,408	15,275
6.715% due 02/25/2035 •		4,966	4,702
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		2,700	2,751
6.180% due 02/16/2027		17,361	17,411
Saxon Asset Securities Trust 5.920% due 09/25/2036 ~		8,365	6,739
Sculptor European CLO DAC 5.015% due 10/15/2034 •	EUR	10,510	11,408
Securitized Asset-Backed Receivables LLC Trust
5.570% due 10/25/2036 •		$23,821	8,023
5.630% due 08/25/2036 •		2,162	702
5.810% due 08/25/2036 ~		17	6
5.950% due 07/25/2036 •		767	306
6.115% due 10/25/2035 •		2,185	1,730
6.130% due 08/25/2035 •		38	31
6.190% due 10/25/2035 •		1,317	1,088
6.430% due 01/25/2036 •		243	221
6.520% due 03/25/2035 ~		40	39
SG Mortgage Securities Trust
5.610% due 10/25/2036 •		107	94
6.355% due 10/25/2035 ~		5,879	4,585
Shelter Growth CRE Issuer Ltd.
7.652% due 06/17/2037 •		12,717	12,751
8.549% due 06/17/2037 •		8,658	8,571
SMB Private Education Loan Trust
1.310% due 07/17/2051		5,846	5,284
4.550% due 02/16/2055		11,220	10,630
6.888% due 11/15/2052		1,365	1,368
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		661	617
Sound Point CLO Ltd. 6.620% due 07/25/2030 ~		3,498	3,494
Soundview Home Loan Trust
5.550% due 06/25/2037 •		50	33
5.640% due 07/25/2037 •		221	189
5.640% due 08/25/2037 •		680	575
5.650% due 02/25/2037 ~		2,109	590
5.670% due 06/25/2037 •		776	547
5.730% due 02/25/2037 •		121	34
5.935% due 02/25/2036 •		811	743
6.370% due 10/25/2037 •		3,904	3,067
6.770% due 10/25/2037 •		1,168	855
Specialty Underwriting & Residential Finance Trust
5.076% due 12/25/2036 •		228	217
5.610% due 11/25/2037 •		2,256	1,224
5.770% due 06/25/2037 ~		37	21
5.770% due 09/25/2037 ~		280	192
5.820% due 04/25/2037 •		2,763	1,922
Structured Asset Investment Loan Trust
5.600% due 07/25/2036 ~		27	19
5.620% due 09/25/2036 •		11	11
5.650% due 09/25/2036 •		6,342	3,922
6.090% due 01/25/2036 ~		63	58
6.250% due 02/25/2035 ~		704	685
6.400% due 06/25/2035 •		252	239
6.420% due 08/25/2033 •		161	158

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

8.620% due 08/25/2033 •		120	109
Structured Asset Securities Corp. Mortgage Loan Trust
5.605% due 07/25/2036 •		11	11
5.630% due 03/25/2036 •		8	7
5.780% due 08/25/2046 •		3,290	2,868
5.810% due 12/25/2036 •		22	21
5.890% due 02/25/2037 •		300	289
6.957% due 04/25/2035 •		1	1
Theorem Funding Trust 1.850% due 02/15/2028		200	200
Tikehau CLO DAC 4.844% due 08/04/2034 ~	EUR	9,000	9,821
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~		$17	17
Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		5,900	5,911
5.604% due 08/15/2024		2,366	2,366
Upstart Pass-Through Trust 3.800% due 04/20/2030		4,218	4,106
Upstart Securitization Trust
3.120% due 03/20/2032		7,017	6,930
4.370% due 05/20/2032		1,336	1,330
5.500% due 06/20/2032		9,257	9,091
Venture CLO Ltd.
6.535% due 04/15/2027 •		37	37
6.577% due 10/20/2028 •		4,405	4,402
6.678% due 08/28/2029 •		51	51
6.697% due 04/20/2029 •		281	281
6.727% due 07/20/2030 •		3,959	3,956
Vibrant CLO Ltd. 7.377% due 07/20/2032 •		9,125	9,083
WaMu Asset-Backed Certificates WaMu Trust
5.695% due 05/25/2037 •		95	88
5.710% due 05/25/2037 •		396	341
Washington Mutual Asset-Backed Certificates Trust
5.590% due 11/25/2036 •		701	232
5.780% due 08/25/2036 •		1,767	1,673
Wellfleet CLO Ltd. 6.567% due 04/20/2029 •		1,380	1,381
Wells Fargo Home Equity Asset-Backed Securities Trust 6.220% due 12/25/2035 •		422	416
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		7,420	7,445
6.008% due 10/15/2026		7,050	7,051
World Omni Auto Receivables Trust 5.570% due 12/15/2026		1,900	1,903

Total Asset-Backed Securities (Cost $1,039,904)			981,385

SOVEREIGN ISSUES 0.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (f)	BRL	10,800	2,223
0.000% due 07/01/2024 (f)		53,500	10,481
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	63,873	3,322
3.000% due 12/03/2026 (h)		7,186	393
4.000% due 11/30/2028 (h)		21,238	1,223
Russia Government International Bond 5.250% due 06/23/2047 ^(d)		$200	71

Total Sovereign Issues (Cost $17,101)			17,713

		SHARES
COMMON STOCKS 2.0%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (e)		161,800	24,584

INFORMATION TECHNOLOGY 1.0%
Advanced Micro Devices, Inc. (e)		17,894	2,638
Apple, Inc.		45,158	8,694
Intel Corp.		50,168	2,521

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Microsoft Corp.		22,564	8,485

			22,338

Total Common Stocks (Cost $45,020)			46,922

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 34.1%
COMMERCIAL PAPER 3.1%
Arrow Electronics, Inc.
5.850% due 01/02/2024		$1,250	1,249
5.850% due 01/10/2024		1,150	1,148
5.850% due 01/11/2024		1,750	1,746
5.850% due 01/16/2024		900	897
5.900% due 01/19/2024		1,350	1,345
5.900% due 01/22/2024		1,400	1,394
Bacardi-Martini BV
5.950% due 01/18/2024		400	399
5.950% due 01/23/2024		1,100	1,096
Cigna Corp.
5.650% due 01/16/2024		950	947
5.680% due 01/17/2024		1,550	1,546
Conagra Foods, Inc.
5.820% due 01/11/2024		2,200	2,195
5.850% due 01/18/2024		1,450	1,445
Constellation Brands, Inc.
5.680% due 01/08/2024		400	399
5.700% due 01/09/2024		250	250
Constellation Energy Generation LLC 5.660% due 01/09/2024		2,800	2,795
Energy Transfer Partners LP 5.850% due 01/04/2024		1,600	1,598
ERAC USA Finance LLC 5.600% due 01/08/2024		550	549
Fidelity National Information Services, Inc.
5.650% due 01/05/2024		4,050	4,046
5.700% due 01/16/2024		2,150	2,144
5.710% due 01/16/2024		1,650	1,645
Global Payments, Inc.
6.030% due 01/05/2024		10,000	9,988
6.030% due 01/17/2024		1,300	1,296
Intercontinental Exchange, Inc.
5.600% due 01/02/2024		350	350
5.600% due 01/05/2024		250	250
Kinder Morgan, Inc. 5.700% due 01/22/2024		5,300	5,279
L3Harris Technologies, Inc. 5.800% due 01/16/2024		1,500	1,496
Marathon Oil Corp. 6.050% due 01/03/2024		7,900	7,894
Penske Truck Leasing Co. LP 5.700% due 01/11/2024		700	699
Quanta Storage, Inc.
5.850% due 01/04/2024		250	250
5.900% due 01/08/2024		1,400	1,398
5.900% due 01/09/2024		1,250	1,248
5.900% due 01/10/2024		1,100	1,098
5.900% due 01/16/2024		1,450	1,446
5.900% due 01/17/2024		5,850	5,832
Southern California Edison Co.
5.730% due 01/16/2024		1,200	1,197
5.730% due 01/17/2024		2,150	2,144
5.800% due 01/02/2024		1,200	1,199
5.800% due 01/04/2024		596	595
5.800% due 01/08/2024		850	849
VF Corp. 6.100% due 01/17/2024		550	548

			73,889

REPURCHASE AGREEMENTS (l) 30.8%			730,900

SHORT-TERM NOTES 0.1%
Fifth Third Auto Trust 5.618% due 08/15/2024		1,155	1,155

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (f)(g)	HUF	1,055,000	3,039

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

U.S. TREASURY BILLS 0.0%
5.428% due 01/11/2024 (f)(g)	$466	465

Total Short-Term Instruments (Cost $809,516)		809,448

Total Investments in Securities (Cost $3,106,464)		3,001,134

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short Asset Portfolio	959,593	9,304

Total Short-Term Instruments (Cost $9,266)		9,304

Total Investments in Affiliates (Cost $9,266)		9,304

Total Investments 126.8% (Cost $3,115,730)		$3,010,438
Financial Derivative Instruments (m)(o) (0.7)%(Cost or Premiums, net $18,064)		(16,228)
Other Assets and Liabilities, net (26.1)%		(620,655)

Net Assets 100.0%		$2,373,555

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$4,400	$4,127	0.17%
Deutsche Bank AG	3.035	05/28/2032	05/27/2021 - 06/16/2021	3,103	2,591	0.11

$7,503	$6,718	0.28%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.450%	01/02/2024	01/03/2024	$100	U.S. Treasury Notes 3.500% due 01/31/2028	$(103)	$100	$100
5.460	01/02/2024	01/03/2024	342,300	U.S. Treasury Notes 4.000% - 4.750% due 07/31/2025 - 12/15/2025	(349,291)	342,300	342,300
5.600	12/29/2023	01/02/2024	321,200	U.S. Treasury Notes 4.000% due 12/15/2025	(328,169)	321,200	321,400
5.630	12/29/2023	01/02/2024	100	U.S. Treasury Notes 3.250% due 06/30/2029	(101)	100	100
FICC	5.330	12/29/2023	01/02/2024	67,200	U.S. Treasury Bonds 4.625% due 02/15/2040	(68,544)	67,200	67,240

Total Repurchase Agreements	$(746,208)	$730,900	$731,140

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(1,280) at a weighted average interest rate of 5.392%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	4,685	$1,112,863	$4,262	$117	$0
U.S. Treasury 2-Year Note March Futures	03/2024	1,399	288,074	2,526	175	0
U.S. Treasury 10-Year Note March Futures	03/2024	2,266	255,810	4,048	0	0
U.S. Treasury Long-Term Bond March Futures	03/2024	295	36,857	2,653	0	(56)

$13,489	$292	$(56)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	4,685	$(1,118,368)	$(7,346)	$0	$(234)
Euro-Bund March Futures	03/2024	64	(9,695)	(293)	100	0
Euro-Buxl 30-Year Bond March Futures	03/2024	24	(3,755)	(303)	105	0
U.S. Treasury 5-Year Note March Futures	03/2024	139	(15,120)	(371)	0	(12)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	266	(35,536)	(3,238)	141	0

$(11,551)	$346	$(246)

Total Futures Contracts	$1,938	$638	$(302)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.565%	$500	$6	$(2)	$4	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.608	7,100	114	(46)	68	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750	2,200	(12)	35	23	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.286	5,100	34	54	88	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.313	500	6	4	10	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919	4,890	970	(407)	563	4	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345	5,855	705	163	868	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.508	EUR	200	(19)	21	2	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451	$2,900	9	7	16	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.535	EUR	13,300	160	(23)	137	4	0

$1,973	$(194)	$1,779	$9	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-41 5-Year Index	(1.000)%	Quarterly	12/20/2028	$26,200	$(310)	$(208)	$(518)	$7	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-41 5-Year Index	0.000%	Quarterly	12/20/2028	$0	$0	$0	$0	$7	$0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	800	$(4)	$89	$85	$0	$(8)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	9,780,000	(67)	(770)	(837)	40	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$416,500	(16,552)	1,453	(15,099)	0	(177)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		270,300	5,046	(154)	4,892	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		417,300	(4,646)	5,701	1,055	73	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		71,900	(5,442)	(455)	(5,897)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		109,250	1,089	1,543	2,632	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		18,650	(64)	244	180	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		131,750	2,455	2,846	5,301	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		1,600	(5)	25	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		119,200	2,574	17,684	20,258	61	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		106,530	888	(1,029)	(141)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		99,200	10,326	3,994	14,320	71	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		177,000	11,319	(2,547)	8,772	159	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		4,100	(16)	89	73	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,800	(7)	46	39	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		4,600	(16)	154	138	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		16,700	912	(1,498)	(586)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		4,400	(18)	256	238	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		2,700	(10)	154	144	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		3,100	(12)	182	170	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		3,900	(14)	181	167	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		2,100	(8)	124	116	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		1,700	(6)	105	99	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		2,000	(7)	126	119	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		800	(3)	52	49	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		1,100	(4)	73	69	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		600	(2)	47	45	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		1,400	(5)	117	112	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		200	(1)	17	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		900	(4)	(53)	(57)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		2,700	(12)	(113)	(125)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		1,200	(5)	(43)	(48)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		4,200	(89)	101	12	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		600	(3)	(16)	(19)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		1,800	(8)	(50)	(58)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		1,000	(4)	(20)	(24)	0	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Receive(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		900	(4)	(22)	(26)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,100	(5)	(15)	(20)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		44,400	8,570	10,061	18,631	147	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		2,100	(516)	(123)	(639)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		26,400	1,424	1,641	3,065	117	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		1,400	(8)	138	130	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		800	(4)	86	82	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		600	(3)	63	60	0	(3)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	2,700	(5)	(59)	(64)	10	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		2,200	(4)	(45)	(49)	8	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		1,200	(2)	(29)	(31)	5	0
Receive(6)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,600	(3)	(24)	(27)	0	(27)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		900	(4)	(50)	(54)	10	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		1,100	(4)	(55)	(59)	12	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,300	(5)	(56)	(61)	15	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		1,400	(5)	(58)	(63)	16	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		1,700	(6)	(58)	(64)	20	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(37)	(40)	12	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	122,000	(123)	2,384	2,261	97	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	2,600	(6)	118	112	0	(8)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		2,400	(5)	120	115	0	(8)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		2,100	(5)	(78)	(83)	7	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		1,100	(2)	(42)	(44)	4	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		1,200	(3)	(40)	(43)	4	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		1,300	(5)	97	92	0	(14)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		4,300	(16)	335	319	0	(47)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		1,500	(7)	(99)	(106)	17	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,500	(6)	(86)	(92)	17	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		600	(3)	(42)	(45)	7	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		600	(3)	(43)	(46)	7	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		51,900	(699)	3,419	2,720	0	(579)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		22,100	214	(2,513)	(2,299)	624	0

							$16,319	$43,551	$59,870	$1,620	$(983)

Total Swap Agreements							$17,982	$43,149	$61,131	$1,643	$(986)

(n)

Securities with an aggregate market value of $40,821 and cash of $21,393 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(o)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2024	AUD	20,169		$13,361	$0	$(386)
BOA	01/2024	GBP	1,472		1,869	0	(7)
	01/2024	JPY	3,755,799		25,451	0	(1,202)
	01/2024	NOK	8,572		806	0	(38)
	01/2024	PLN	10,566		2,423	0	(261)
	01/2024		$150	MXN	2,543	0	0
	01/2024		1,447	PLN	5,690	0	(1)
	03/2024	IDR	40,702,005		$2,572	0	(71)
	03/2024		$2,015	INR	168,632	4	0
	06/2024	KRW	1,360,817		$1,046	0	(15)
BPS	01/2024	DKK	57,159		8,431	0	(36)
	01/2024	GBP	5,610		7,116	0	(35)
	01/2024	HUF	341,249		971	0	(13)
	01/2024	JPY	2,359,933		16,095	0	(653)
	01/2024	KRW	980,100		750	0	(7)
	01/2024		$13,378	AUD	19,924	202	0
	01/2024		300	BRL	1,474	3	0
	01/2024		5,255	EUR	4,805	50	0
	01/2024		800	IDR	12,374,043	4	0
	01/2024		17,544	JPY	2,530,200	412	0
	01/2024		5	KRW	6,140	0	0
	01/2024		6,853	ZAR	127,006	81	0
	02/2024		714	TWD	22,667	35	0
	03/2024	CNH	364,524		$50,424	0	(1,027)
	03/2024		$10,457	CNH	73,923	0	(23)
	03/2024		7,003	INR	585,735	11	0
	03/2024		131	TWD	4,137	6	0
	06/2024	KRW	7,339,353		$5,618	0	(104)
BRC	01/2024	EUR	196,588		216,203	0	(870)
	01/2024	MXN	17,314		992	0	(23)
	01/2024	NZD	18,868		11,607	0	(320)
	01/2024	PLN	878		201	0	(22)
	01/2024		$4,530	CHF	3,916	129	0
	01/2024		1,258	GBP	985	0	(2)
	01/2024		695	ZAR	12,940	12	0
	03/2024		551	IDR	8,572,510	5	0
	06/2024	KRW	7,558,693		$5,791	0	(101)
BSH	01/2024	BRL	41,000		8,226	0	(214)
	01/2024		$6,027	BRL	29,800	108	0
	07/2024	BRL	31,400		$6,226	0	(125)
CBK	01/2024	AUD	5,900		3,926	0	(95)
	01/2024	DKK	7,325		1,069	0	(16)
	01/2024	EUR	709		767	0	(16)
	01/2024	HUF	135,667		387	0	(4)
	01/2024	IDR	10,799,976		702	0	0
	01/2024	KRW	904,897		700	0	0
	01/2024	MXN	224,324		12,586	0	(566)
	01/2024	NOK	2,073		194	0	(10)
	01/2024		$1,318	AUD	1,960	18	0
	01/2024		10,279	BRL	50,048	24	0
	01/2024		16,518	CAD	22,103	165	0
	01/2024		1,257	EUR	1,165	30	0
	01/2024		6,139	GBP	4,832	20	0
	01/2024		709	HUF	244,779	0	(4)
	01/2024		800	IDR	12,303,600	0	(1)
	01/2024		149	MXN	2,564	1	0
	01/2024	ZAR	14,802		$785	0	(23)
	02/2024		$16,724	BRL	85,783	907	0
	03/2024	ILS	3,996		$1,098	0	(9)
	03/2024		$3,000	IDR	46,448,864	17	0
	03/2024		1,376	PLN	5,466	12	0
	04/2024	BRL	50,555		$10,279	0	(43)
	06/2024	KRW	63,684		49	0	0
GLM	01/2024	BRL	21,000		4,145	0	(178)
	01/2024	CAD	103,067		75,860	1	(1,934)
	01/2024	CHF	22,237		25,375	0	(1,078)
	01/2024	DKK	75,724		11,170	0	(47)
	01/2024	JPY	226,700		1,546	0	(63)
	01/2024		$2,989	BRL	14,500	0	(4)
	01/2024		32,751	MXN	574,470	929	0
	01/2024		4,785	NOK	49,555	94	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	11,409	NZD	18,300	159	0
01/2024	ZAR	7,596	$399	0	(16)
02/2024	BRL	388	78	0	(1)
03/2024	CNH	74,028	10,247	0	(202)
03/2024	$2,891	CNH	20,991	72	0
03/2024	4	IDR	57,194	0	0
07/2024	BRL	15,200	$3,069	0	(5)
JPM	01/2024	32,621	6,666	29	(78)
01/2024	HUF	558,570	1,592	0	(18)
01/2024	MXN	15,642	908	0	(9)
01/2024	$1,418	BRL	6,900	2	0
01/2024	351	KRW	453,655	0	0
02/2024	5,012	BRL	24,579	40	0
02/2024	8,240	INR	688,400	13	0
03/2024	CNH	38	$5	0	0
03/2024	IDR	76,957,799	4,964	0	(34)
03/2024	SGD	3,767	2,841	0	(24)
03/2024	$180	CNH	1,299	3	0
03/2024	2,100	INR	175,561	2	0
03/2024	650	TWD	20,219	19	0
04/2024	4,563	BRL	22,248	0	(21)
06/2024	KRW	7,749,235	$5,979	0	(62)
07/2024	BRL	6,900	1,389	0	(7)
MBC	01/2024	AUD	8,215	5,447	0	(152)
01/2024	EUR	5,951	6,476	0	(95)
01/2024	HUF	227,595	622	0	(32)
01/2024	JPY	109,800	770	0	(9)
01/2024	$2,488	CAD	3,345	37	0
01/2024	12,766	ZAR	243,985	556	0
03/2024	1,048	CNH	7,436	2	0
03/2024	13	TWD	412	1	0
MYI	01/2024	BRL	8,027	$1,639	0	(13)
01/2024	HUF	1,759	5	0	0
01/2024	JPY	1,426,698	9,677	0	(448)
03/2024	IDR	963,568	63	0	0
03/2024	$755	IDR	11,724,389	6	0
03/2024	1,477	TWD	45,973	46	0
06/2024	KRW	3,637,741	$2,797	0	(39)
RBC	04/2024	$47	MXN	831	1	0
SCX	01/2024	SEK	137,648	$13,253	0	(397)
01/2024	$346	ZAR	6,555	12	0
03/2024	HKD	35,200	$4,516	0	0
03/2024	IDR	14,111,075	899	0	(18)
03/2024	$2	IDR	37,323	0	0
03/2024	4,570	INR	382,218	7	0
06/2024	KRW	3,897,997	$3,003	0	(36)
SOG	03/2024	$140	TWD	4,399	6	0
TOR	02/2024	TWD	1,185,822	$37,255	0	(1,923)
03/2024	$19,211	IDR	297,610,817	117	0
UAG	01/2024	AUD	6,641	$4,406	0	(120)
01/2024	GBP	30,481	38,575	0	(279)
01/2024	JPY	150,307	1,026	0	(41)
01/2024	MXN	38,377	2,168	0	(82)
01/2024	NOK	47,682	4,470	0	(224)
01/2024	$6,749	SEK	68,885	83	0
01/2024	2,254	ZAR	43,027	95	0

Total Forward Foreign Currency Contracts	$4,588	$(14,032)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	1,400	$(6)	$(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	1,400	(6)	(3)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	1,800	(8)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	1,800	(8)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	1,100	(5)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	1,100	(5)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	1,100	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	1,100	(5)	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	1,200	(4)	(14)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	1,200	(4)	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	900	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	900	(4)	(3)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	500	(2)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	2,300	(10)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	900	(4)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	2,300	(10)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	900	(4)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	2,000	(9)	(32)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	1,700	(9)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	2,000	(10)	(26)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	1,700	(9)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	2,000	(10)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	2,100	(8)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	2,100	(9)	(7)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	2,000	(5)	(7)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	2,000	(5)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	2,000	(9)	(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	2,000	(9)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	900	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	900	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	1,300	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	1,300	(5)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	800	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	1,600	(6)	(25)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	1,600	(6)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	1,200	(5)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	1,200	(5)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	1,700	(8)	(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	1,700	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	2,100	(10)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	2,100	(10)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	900	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	900	(4)	(2)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	1,000	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	1,000	(5)	(2)

Total Written Options							$(288)	$(325)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.599%	EUR	1,600	$370	$(217)	$153	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	RADMFENT Index	26,925	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	$42,083	$0	$(138)	$0	$(138)
Receive	RADMFENT Index	16,192	5.720% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	25,307	0	(82)	0	(82)
Receive	RADMFENT Index	20,263	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	31,670	0	(102)	0	(102)
Receive	RADMFXNT Index	16,944	5.425% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	28,714	0	(90)	0	(90)
Receive	RADMFXNT Index	15,135	5.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	25,649	0	(80)	0	(80)
Receive	RADMFXNT Index	24,248	5.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	41,092	0	(128)	0	(128)
Receive	RADMFENT Index	24,966	5.820% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	39,021	0	(129)	0	(129)
Receive	RADMFENT Index	3,580	5.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	6,067	0	(19)	0	(19)
Receive	RADMFENT Index	3,984	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	6,227	0	(21)	0	(21)
Receive	RADMFENT Index	34,347	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	53,683	0	(178)	0	(178)
CBK	Receive	ERADXULT Index	6,549	5.915% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	16,075	0	(73)	0	(73)
Receive	ERAUSST Index	7,468	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	46,506	0	(194)	0	(194)
Receive	NDUEEGF Index	72,402	5.410% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	38,618	0	(152)	0	(152)
JPM	Receive	RADMFENT Index	8,152	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	12,741	0	(41)	0	(41)
Receive	ERADXULT Index	33,638	5.935% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	82,565	0	(379)	0	(379)
Receive	RADMFENT Index	30	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	47	0	0	0	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

	Receive	RADMFXNT Index	35,374	5.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	59,947	0	(188)	0	(188)
	Receive	RADMFXNT Index	8,924	5.090% (1-Month USD-LIBOR less a specified spread)	Monthly	07/10/2024	17,815	0	(69)	0	(69)
	Receive	RADMFXNT Index	7,720	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	13,083	0	(41)	0	(41)
	Receive	RADMFENT Index	97,269	5.800% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	152,028	0	(528)	0	(528)
MBC	Receive	ERADXULT Index	886	5.980% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/04/2024	2,038	0	87	87	0
MEI	Receive	ERAEMLT Index	4,713	6.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	20,608	0	(95)	0	(95)
	Receive	ERAEMLT Index	333	6.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/14/2024	1,456	0	(7)	0	(7)
	Receive	ERAEMLT Index	13,447	6.250% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	58,798	0	(277)	0	(277)
	Receive	ERAEMLT Index	44,551	6.260% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	194,802	0	(918)	0	(918)
	Receive	NDDUEAFE Index	15,244	5.375% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/14/2024	118,660	0	(489)	0	(489)
MYI	Receive	RU20INTR Index	1,365	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	14,759	0	(57)	0	(57)
	Receive	RU20INTR Index	1,734	5.550% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	18,749	0	(75)	0	(75)
	Receive	ERADXULT Index	11,019	5.865% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	27,046	0	(123)	0	(123)
	Receive	ERADXULT Index	3,092	5.895% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	7,589	0	(35)	0	(35)
	Receive	NDDUEAFE Index	5,494	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	42,765	0	(175)	0	(175)
	Receive	ERAUSLT Index	50,976	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	27,018	0	(115)	0	(115)
	Receive	NDDUEAFE Index	1,373	5.375% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	10,687	0	(66)	0	(66)
	Receive	NDDUEAFE Index	13,382	5.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	104,166	0	(428)	0	(428)
	Receive	NDDUEAFE Index	9,812	5.365% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	76,377	0	(314)	0	(314)
	Receive	ERAUSST Index	2,384	5.560% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	14,846	0	(57)	0	(57)
UAG	Receive	RU20INTR Index	1,240	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	13,408	0	(51)	0	(51)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

	Receive	ERAUSST Index	2,030	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/24/2024	12,641	0	(50)	0	(50)

								$0	$(5,877)	$87	$(5,964)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	161,800	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$23,853	$0	$(646)	$0	$(646)
FAR	Pay	Advanced Micro Devices, Inc.	17,894	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	2,090	0	(539)	0	(539)
	Pay	Apple, Inc.	45,158	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	8,685	0	27	27	0
	Pay	Intel Corp.	50,168	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	2,070	0	(442)	0	(442)
	Pay	Microsoft Corp.	22,564	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	8,322	0	(128)	0	(128)

								$0	$(1,728)	$27	$(1,755)

Total Swap Agreements								$370	$(7,822)	$267	$(7,719)

(p)

Securities with an aggregate market value of $11,749 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$176,101	$0		$176,101
Industrials						0	44,317	0		44,317
Utilities						0	6,192	0		6,192
Municipal Bonds & Notes
California						0	2,042	0		2,042
Illinois						0	400	0		400
Nebraska						0	22	0		22
Ohio						0	64	0		64
Pennsylvania						0	6	0		6
Washington						0	726	0		726
U.S. Government Agencies						0	451,228	0		451,228
U.S. Treasury Obligations						0	202,416	0		202,416

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	261,576	576	262,152
Asset-Backed Securities	0	980,770	615	981,385
Sovereign Issues	0	17,713	0	17,713
Common Stocks
Consumer Discretionary	24,584	0	0	24,584
Information Technology	22,338	0	0	22,338
Short-Term Instruments
Commercial Paper	0	73,889	0	73,889
Repurchase Agreements	0	730,900	0	730,900
Short-Term Notes	0	1,155	0	1,155
Hungary Treasury Bills	0	3,039	0	3,039
U.S. Treasury Bills	0	465	0	465

	$46,922	$2,953,021	$1,191	$3,001,134
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,304	$0	$0	$9,304

Total Investments	$56,226	$2,953,021	$1,191	$3,010,438

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	205	2,076	0	2,281
Over the counter	0	4,855	0	4,855

	$205	$6,931	$0	$7,136
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,288)	0	(1,288)
Over the counter	0	(22,076)	0	(22,076)

	$0	$(23,364)	$0	$(23,364)

Total Financial Derivative Instruments	$205	$(16,433)	$0	$(16,228)

Totals	$56,431	$2,936,588	$1,191	$2,994,210

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 168.4% ¤
CORPORATE BONDS & NOTES 1.8%
BANKING & FINANCE 1.8%
Ally Financial, Inc. 8.000% due 11/01/2031		$176	$193
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		46	41
3.950% due 07/01/2024		157	155
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	274	352
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	8,218	986
1.000% due 10/01/2050		10,473	1,216
1.000% due 10/01/2053		24,730	2,671
1.500% due 10/01/2053		17,023	2,038
2.000% due 10/01/2053		3,961	485
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		3,353	404
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		40,959	4,675
Nykredit Realkredit AS
0.500% due 10/01/2043		37,104	4,451
1.000% due 10/01/2050		5,706	662
1.000% due 10/01/2053		9	1
1.500% due 10/01/2053		76,640	9,231
2.000% due 10/01/2053		24,228	2,727
Realkredit Danmark AS
1.000% due 10/01/2050		3,423	397
1.000% due 10/01/2053		3,663	420
1.500% due 10/01/2053		91,175	10,718
2.000% due 10/01/2053		8,358	943
2.500% due 04/01/2047		2	0
3.000% due 10/01/2053		10,274	1,428
UBS Group AG
1.000% due 06/24/2027 •	EUR	100	104
2.125% due 11/15/2029 •	GBP	100	113
2.875% due 04/02/2032 •	EUR	100	103
4.965% (EUR003M + 1.000%) due 01/16/2026 ~		400	442
7.750% due 03/01/2029 •		200	255

			45,211

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$39	38

UTILITIES 0.0%
Verizon Communications, Inc.
2.355% due 03/15/2032		46	38
4.016% due 12/03/2029		285	276

			314

Total Corporate Bonds & Notes (Cost $59,313)			45,563

U.S. GOVERNMENT AGENCIES 11.2%
Fannie Mae
2.125% due 04/24/2026		705	674
5.456% due 05/01/2038 •		213	219
5.702% due 06/25/2048 ~		3,431	3,329
5.882% due 10/25/2036 •		1	1
5.902% due 08/25/2037 •		44	44
6.129% due 09/01/2044 - 10/01/2044 •		2	2
Freddie Mac
2.920% due 01/25/2026		3,000	2,920
5.771% due 09/01/2036 •		2	2
5.833% due 07/15/2036 •		16	16
5.903% due 05/15/2032 - 09/15/2042 •		119	118
5.929% due 10/01/2036 •		3	3
6.053% due 12/15/2037 •		21	21
6.073% due 10/15/2037 ~		35	34
7.396% due 07/01/2036 •		6	7

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

Ginnie Mae
0.083% due 10/16/2053 ~(a)	90	0
5.757% due 10/20/2043 •	249	236
5.872% due 02/20/2049 ~	375	365
6.246% due 08/20/2068 •	594	582
U.S. Small Business Administration
4.840% due 05/01/2025	1	1
4.990% due 09/01/2024	1	1
5.160% due 02/01/2028	2	2
5.310% due 05/01/2027	2	2
5.510% due 11/01/2027	1	1
5.820% due 06/01/2026	1	1
5.870% due 07/01/2028	1	1
6.770% due 11/01/2028	2	2
Uniform Mortgage-Backed Security
3.500% due 02/01/2045 - 05/01/2052	366	336
4.000% due 09/01/2048 - 08/01/2052	2,065	1,955
4.500% due 07/01/2052 - 09/01/2052	978	949
6.500% due 10/01/2053	287	295
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2054 - 02/01/2054	44,400	42,030
4.500% due 02/01/2054	43,400	42,100
5.000% due 02/01/2054	27,500	27,221
5.500% due 02/01/2054	38,000	38,172
6.000% due 02/01/2054	63,100	64,074
6.500% due 02/01/2054	54,300	55,643

Total U.S. Government Agencies (Cost $278,340)		281,359

U.S. TREASURY OBLIGATIONS 107.3%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024	27,528	27,058
0.125% due 10/15/2024 (j)	75,549	73,908
0.125% due 04/15/2025 (j)	80,401	77,539
0.125% due 10/15/2025 (j)	88,103	84,729
0.125% due 04/15/2026 (l)	22,842	21,746
0.125% due 07/15/2026 (j)	115,579	110,151
0.125% due 10/15/2026 (j)	65,530	62,241
0.125% due 04/15/2027	71,375	67,086
0.125% due 01/15/2030 (j)(n)	121,796	110,445
0.125% due 07/15/2030 (j)	67,081	60,633
0.125% due 01/15/2031	97,188	86,798
0.125% due 07/15/2031 (j)	120,201	106,925
0.125% due 01/15/2032 (j)	112,878	99,201
0.125% due 02/15/2051 (n)	18,447	11,436
0.125% due 02/15/2052 (n)	16,358	10,043
0.250% due 01/15/2025 (j)	79,498	77,171
0.250% due 07/15/2029 (j)	106,810	98,754
0.250% due 02/15/2050	24,652	16,094
0.375% due 07/15/2025 (j)	96,916	93,909
0.375% due 01/15/2027 (j)	101,895	96,854
0.375% due 07/15/2027 (j)	86,502	82,219
0.500% due 04/15/2024 (n)	104	102
0.500% due 01/15/2028 (j)	86,806	82,167
0.625% due 01/15/2026 (j)(n)	113,631	109,654
0.625% due 07/15/2032 (j)	141,261	129,138
0.625% due 02/15/2043	42,068	32,898
0.750% due 07/15/2028	82,241	78,734
0.750% due 02/15/2042	15,755	12,783
0.750% due 02/15/2045 (n)	66,504	52,056
0.875% due 01/15/2029 (j)(n)	93,570	89,582
0.875% due 02/15/2047	49,971	39,428
1.000% due 02/15/2046	49,732	40,730
1.000% due 02/15/2048	38,179	30,843
1.000% due 02/15/2049	20,374	16,421
1.125% due 01/15/2033	141,812	134,254
1.250% due 04/15/2028 (j)	41,030	39,974
1.375% due 07/15/2033	54,299	52,686
1.375% due 02/15/2044	59,748	53,461
1.500% due 02/15/2053	20,908	18,976
1.625% due 10/15/2027 (j)(n)	156,625	155,483
1.750% due 01/15/2028 (l)(n)	5,540	5,507
2.000% due 01/15/2026 (l)(n)	4,410	4,376
2.125% due 02/15/2040	17,016	17,492
2.125% due 02/15/2041 (n)	20,355	20,923
3.375% due 04/15/2032 (n)	127	142
3.875% due 04/15/2029 (n)	874	964

Total U.S. Treasury Obligations (Cost $2,839,936)		2,693,714

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Adjustable Rate Mortgage Trust 5.871% due 07/25/2035 «~	3	3
Alliance Bancorp Trust 5.950% due 07/25/2037 •	1,408	1,191

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

BAMLL Commercial Mortgage Securities Trust 6.526% due 09/15/2038 •		700	663
Banc of America Funding Trust 4.427% due 05/20/2036 «~		23	20
Bear Stearns Adjustable Rate Mortgage Trust
4.213% due 07/25/2036 ~		12	10
4.635% due 02/25/2036 ~		26	23
5.052% due 01/25/2035 «~		6	5
6.289% due 01/25/2035 ~		7	7
Bear Stearns ALT-A Trust 5.238% due 07/25/2035 ~		56	39
BX Trust 6.111% due 04/15/2039 •		3,959	3,847
Chase Mortgage Finance Trust
4.726% due 02/25/2037 «~		7	7
4.770% due 12/25/2035 ~		1	1
5.342% due 02/25/2037 ~		7	7
Citigroup Mortgage Loan Trust
4.318% due 03/25/2034 ~		6	6
7.860% due 11/25/2035 •		2	2
Countrywide Alternative Loan Trust
5.500% due 04/25/2035		1,070	878
5.500% due 11/25/2035		9	7
6.000% due 03/25/2037		656	251
6.500% due 09/25/2037		168	65
Countrywide Home Loan Mortgage Pass-Through Trust
4.392% due 08/20/2035 ~		111	104
4.446% due 11/20/2034 ~		18	17
5.500% due 01/25/2035		17	17
6.000% due 04/25/2036		40	21
Countrywide Home Loan Reperforming REMIC Trust 5.810% due 06/25/2035 ~		4	4
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.170% due 10/25/2035 «•		39	19
Credit Suisse Mortgage Capital Certificates 5.401% due 10/26/2036 ~		2	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.782% due 04/25/2047 ~		126	107
Eurosail PLC 6.289% due 06/13/2045 •	GBP	82	104
First Horizon Alternative Mortgage Securities Trust
5.850% due 04/25/2035 ~		$16	15
6.000% due 02/25/2037		59	24
Ginnie Mae
6.238% due 07/20/2073		19,072	18,984
6.438% due 05/20/2073		407	409
GSR Mortgage Loan Trust
4.489% due 11/25/2035 ~		5	5
4.630% due 01/25/2036 ~		6	6
4.836% due 09/25/2035 ~		1	1
5.778% due 09/25/2035 ~		1	1
HarborView Mortgage Loan Trust
5.730% due 03/19/2037 •		65	58
5.880% due 12/19/2036 •		806	644
5.910% due 05/19/2035 •		43	39
6.090% due 11/19/2035 •		27	18
6.152% due 06/20/2035 •		35	31
IndyMac INDA Mortgage Loan Trust 3.432% due 11/25/2035 ~		14	11
IndyMac INDX Mortgage Loan Trust
5.890% due 07/25/2036 •		78	75
6.030% due 07/25/2035 ~		341	246
JP Morgan Alternative Loan Trust
5.870% due 06/25/2037 •		870	346
6.810% due 08/25/2036 þ		122	116
JP Morgan Mortgage Trust
5.528% due 07/25/2035 «~		1	1
MASTR Adjustable Rate Mortgages Trust 5.386% due 11/21/2034 ~		9	8
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.216% due 09/15/2030 «•		3	3
Merrill Lynch Mortgage Investors Trust
4.407% due 06/25/2035 ~		12	12
4.757% due 12/25/2034 ~		4	4
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		504	477
OPEN Trust 8.451% due 10/15/2028		3,654	3,672
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.230% due 12/25/2035 •		392	365
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036		16	12
6.000% due 09/25/2036 «		41	30
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		141	90
5.750% due 03/25/2037		50	16

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

6.500% due 09/25/2036		886	304
Structured Adjustable Rate Mortgage Loan Trust
4.520% due 03/25/2036 ~		20	15
6.407% due 11/25/2034 «•		54	47
Structured Asset Mortgage Investments Trust
5.890% due 05/25/2036 •		6	4
6.150% due 05/19/2035 •		3	3
Thornburg Mortgage Securities Trust 6.865% due 03/25/2037 ~		193	158
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	695	887
WaMu Mortgage Pass-Through Certificates Trust
4.337% due 08/25/2036 ~		$1	1
4.510% due 06/25/2034 «~		3	2
5.240% due 01/25/2035 ~		3	3
5.966% due 10/25/2034 ~		2	2
6.210% due 11/25/2034 •		16	15
6.210% due 01/25/2045 ~		22	22
6.270% due 01/25/2045 •		19	18
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035 «		10	8
Wells Fargo Mortgage-Backed Securities Trust 4.773% due 04/25/2036 ~		15	14

Total Non-Agency Mortgage-Backed Securities (Cost $35,725)			34,649

ASSET-BACKED SECURITIES 10.5%
522 Funding CLO Ltd. 6.717% due 10/20/2031 •		1,000	997
ACAS CLO Ltd. 6.547% due 10/18/2028 •		3,380	3,375
ACE Securities Corp. Home Equity Loan Trust
6.340% due 05/25/2035 •		88	88
6.370% due 12/25/2034 •		44	40
6.595% due 04/25/2035 •		2,000	1,705
Adagio CLO DAC 4.685% due 10/15/2031 ~	EUR	1,000	1,089
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •		$487	487
Anchorage Capital CLO Ltd.
6.705% due 07/15/2030 •		2,273	2,271
6.814% due 07/22/2032 •		5,600	5,577
Anchorage Capital Europe CLO DAC 4.745% due 01/15/2031	EUR	3,194	3,490
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •		$4,009	4,005
Apidos CLO 6.557% due 07/18/2029 •		485	484
Aqueduct European CLO DAC 4.633% due 07/20/2030 •	EUR	1,842	2,019
Arbor Realty Commercial Real Estate Notes Ltd.
6.546% due 08/15/2034 •		$6,000	5,893
6.826% due 11/15/2036 •		4,600	4,554
Argent Mortgage Loan Trust 5.950% due 05/25/2035 •		72	61
Armada Euro CLO DAC 4.685% due 07/15/2031 •	EUR	2,387	2,607
Asset-Backed Securities Corp. Home Equity Loan Trust 5.930% due 11/25/2036 •		$496	476
Bain Capital Euro CLO DAC 4.733% due 01/20/2032 •	EUR	1,967	2,145
Barings CLO Ltd. 6.747% due 01/20/2032 •		$1,600	1,595
Bear Stearns Asset-Backed Securities Trust
6.090% due 02/25/2036 •		946	916
6.470% due 09/25/2046 •		30	27
Birch Grove CLO Ltd. 6.776% due 06/15/2031 •		4,064	4,060
Blackrock European CLO DAC 4.585% due 10/15/2031 ~	EUR	1,571	1,707
BlueMountain Fuji EUR CLO DAC
4.615% due 07/15/2030 •		1,382	1,518
4.875% due 01/15/2033 •		1,700	1,849
BNC Mortgage Loan Trust 5.790% due 11/25/2036 •		$672	645
BSPDF Issuer Ltd. 6.676% due 10/15/2036 ~		7,816	7,570
Cairn CLO DAC
4.552% due 04/30/2031 •	EUR	3,028	3,304
4.745% due 10/15/2031 •		2,298	2,496
Carlyle Euro CLO DAC 4.665% due 01/15/2031 •		3,074	3,360
Carlyle Global Market Strategies CLO Ltd. 6.589% due 08/14/2030 •		$1,255	1,253
Carlyle Global Market Strategies Euro CLO DAC 4.752% due 11/15/2031 •	EUR	3,893	4,238

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

Carlyle U.S. CLO Ltd.
6.677% due 04/20/2031 •		$2,092	2,093
6.835% due 01/15/2030 •		434	434
CIFC Funding Ltd. 6.657% due 04/18/2031 •		1,374	1,373
Citigroup Mortgage Loan Trust
5.740% due 05/25/2037 •		2,400	2,185
6.175% due 03/25/2037 •		4,100	3,682
Citigroup Mortgage Loan Trust, Inc. 5.965% due 10/25/2036 •		254	245
Countrywide Asset-Backed Certificates Trust
4.348% due 11/25/2034 •		2,920	2,458
5.610% due 07/25/2037 •		71	65
5.660% due 11/25/2037 •		2,521	2,336
5.670% due 09/25/2037 •		19	17
5.750% due 05/25/2035 •		265	254
5.805% due 04/25/2036 ~		74	65
5.950% due 05/25/2036 •		774	644
5.970% due 03/25/2037 •		200	191
6.250% due 11/25/2034 •		19	18
6.325% due 08/25/2034 •		2	2
6.505% due 12/25/2035 •		286	277
Crestline Denali CLO Ltd.
6.707% due 04/20/2030 •		3,039	3,037
6.814% due 10/23/2031 •		3,147	3,148
Cumulus Static CLO DAC 5.499% due 04/25/2033	EUR	6,700	7,392
CVC Cordatus Loan Fund DAC
4.555% due 09/15/2031 •		996	1,083
4.615% due 10/15/2031 •		998	1,087
4.782% due 08/15/2032 •		1,587	1,736
Dryden CLO Ltd. 6.651% due 05/15/2031 •		$483	483
Dryden Euro CLO DAC
4.625% due 04/15/2033 •	EUR	1,492	1,623
4.862% due 05/15/2034 •		1,897	2,062
Dryden Senior Loan Fund 6.635% due 04/15/2028 •		$1,440	1,442
Elevation CLO Ltd. 6.590% due 10/25/2030 •		6,588	6,576
Elmwood CLO Ltd. 7.044% due 12/11/2033		3,900	3,898
Euro-Galaxy CLO DAC 4.589% due 04/24/2034 •	EUR	300	325
First Franklin Mortgage Loan Trust
6.175% due 11/25/2036 •		$461	442
6.340% due 09/25/2035 •		378	374
Fremont Home Loan Trust
5.605% due 10/25/2036 •		106	93
5.610% due 01/25/2037 •		186	91
5.710% due 10/25/2036 •		657	266
6.310% due 03/25/2035 •		1,701	1,370
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •		1,711	1,709
GSAMP Trust
5.670% due 11/25/2036 •		87	42
6.205% due 09/25/2035 •		6	5
6.445% due 03/25/2035 •		101	94
Halseypoint CLO Ltd. 6.777% due 07/20/2031 •		713	712
Harvest CLO DAC
4.605% due 10/15/2031 •	EUR	2,931	3,182
4.673% due 10/20/2031 •		1,771	1,926
Hayfin Emerald CLO 0.000% due 01/25/2037 (b)		4,400	4,857
Home Equity Mortgage Loan Asset-Backed Trust
4.986% due 11/25/2034 «•		$22	20
5.690% due 04/25/2037 •		89	68
HSI Asset Securitization Corp. Trust 6.010% due 02/25/2036 •		49	48
ICG U.S. CLO Ltd. 6.754% due 07/22/2031 •		742	742
IndyMac INDB Mortgage Loan Trust 5.610% due 07/25/2036 •		856	266
Jubilee CLO DAC
4.565% due 04/15/2030 •	EUR	2,567	2,809
4.575% due 04/15/2030 ~		3,117	3,421
4.615% due 04/15/2031 •		800	870
KKR CLO Ltd.
6.605% due 07/15/2030 •		$678	678
6.835% due 01/15/2031 ~		1,391	1,391
LCM LP 6.677% due 07/20/2030 •		1,106	1,104
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		812	708

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

Lehman XS Trust 4.719% due 06/25/2036 þ		189	178
LoanCore Issuer Ltd. 6.776% due 07/15/2036 •		717	708
Long Beach Mortgage Loan Trust 5.710% due 08/25/2036 •		72	29
Man GLG Euro CLO DAC
4.615% due 12/15/2031 •	EUR	2,216	2,418
4.645% due 10/15/2030 •		1,021	1,120
Marathon CLO Ltd. 6.805% due 04/15/2029 •		$803	804
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •		34	34
MASTR Asset-Backed Securities Trust 5.810% due 06/25/2036 •		204	178
Merrill Lynch Mortgage Investors Trust
5.890% due 02/25/2037 •		1,333	401
6.190% due 10/25/2035 •		1,223	1,170
6.190% due 05/25/2036 •		6	6
MF1 Ltd. 6.553% due 10/16/2036 •		12,493	12,303
MidOcean Credit CLO
6.679% due 02/20/2031 ~		259	259
6.682% due 01/29/2030 •		425	425
MKS CLO Ltd. 6.867% due 01/20/2031		354	355
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 10/25/2036 •		541	471
6.370% due 05/25/2034 •		1,473	1,396
6.505% due 07/25/2035 •		444	430
Mountain View CLO LLC 6.695% due 01/16/2031 •		6,062	6,060
Neuberger Berman Loan Advisers CLO Ltd. 6.957% due 10/24/2032		6,700	6,698
NovaStar Mortgage Funding Trust 6.175% due 01/25/2036 •		77	76
Octagon Investment Partners Ltd. 6.639% due 02/14/2031 ~		1,000	999
Option One Mortgage Loan Trust
5.610% due 01/25/2037 •		205	128
5.610% due 03/25/2037 •		166	111
5.710% due 04/25/2037 •		2,813	1,343
Ownit Mortgage Loan Trust 5.750% due 09/25/2037 •		4,586	3,954
OZLM Ltd.
6.682% due 05/16/2030 •		340	339
6.777% due 10/20/2031 •		300	300
Palmer Square CLO Ltd. 6.664% due 10/17/2031 •		500	499
Palmer Square European Loan Funding DAC 5.472% due 05/15/2033	EUR	1,500	1,652
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		$7,262	2,442
6.330% due 06/25/2033 •		1,512	1,350
6.570% due 09/25/2037 •		754	317
Residential Asset Securities Corp. Trust
5.750% due 09/25/2036 •		1,625	1,587
5.950% due 08/25/2036 •		304	275
Romark CLO Ltd. 6.704% due 10/23/2030 •		734	732
Saranac CLO Ltd. 6.781% due 08/13/2031 •		3,711	3,712
Saxon Asset Securities Trust 5.780% due 09/25/2037 •		59	55
Securitized Asset-Backed Receivables LLC Trust
5.970% due 05/25/2036 •		875	459
6.145% due 10/25/2035 •		2,142	2,030
Sound Point CLO Ltd. 6.620% due 07/25/2030 ~		745	745
Soundview Home Loan Trust
5.670% due 06/25/2037 •		708	499
6.420% due 10/25/2037 ~		94	69
Specialty Underwriting & Residential Finance Trust
5.670% due 04/25/2037 •		2,772	1,906
5.790% due 09/25/2037 •		10,468	5,697
Starwood Commercial Mortgage Trust 6.673% due 04/18/2038 •		6,788	6,627
Structured Asset Securities Corp. Mortgage Loan Trust
6.040% due 10/25/2036 ~		166	161
6.957% due 04/25/2035 •		4	4
TCI-Symphony CLO Ltd. 6.675% due 10/13/2032 •		7,200	7,179
TCW CLO Ltd. 6.610% due 04/25/2031 •		4,447	4,450
Tikehau CLO DAC 4.844% due 08/04/2034 ~	EUR	1,500	1,637

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

Venture CLO Ltd.
6.535% due 04/15/2027 •		$290	290
6.577% due 10/20/2028 •		330	330
6.631% due 09/07/2030 •		670	668
6.667% due 07/20/2030 •		5,064	5,055
6.727% due 07/20/2030 •		3,149	3,147
6.777% due 01/20/2029 ~		1,574	1,574
Vibrant CLO Ltd. 6.717% due 09/15/2030 •		1,117	1,115
VMC Finance LLC 7.238% due 02/18/2039 •		9,189	8,950
Voya CLO Ltd. 6.655% due 10/15/2030 •		810	809
Wellfleet CLO Ltd. 6.567% due 07/20/2029 •		379	379
Wells Fargo Home Equity Asset-Backed Securities Trust 7.870% due 12/25/2034 ~		137	135
Wind River CLO Ltd. 6.707% due 07/18/2031 •		724	724

Total Asset-Backed Securities (Cost $272,974)			263,373

SOVEREIGN ISSUES 4.8%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2024 (e)	BRL	55,820	11,202
0.000% due 07/01/2024 (e)		73,000	14,301
Canada Government Real Return Bond 4.250% due 12/01/2026 (g)	CAD	1,203	985
France Government International Bond
0.100% due 07/25/2031 (g)	EUR	5,205	5,666
0.250% due 07/25/2024 (g)		11,079	12,150
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (g)		4,198	4,332
1.400% due 05/26/2025 (g)		32,337	35,137
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	1,442,998	10,756
0.100% due 03/10/2029 (g)		3,339,835	24,954
Peru Government International Bond 5.940% due 02/12/2029	PEN	159	43

Total Sovereign Issues (Cost $128,218)			119,526

		SHARES
COMMON STOCKS 0.6%
CONSUMER DISCRETIONARY 0.3%
Hilton Worldwide Holdings, Inc.		25,014	4,555
Marriott International, Inc. 'A'		18,754	4,229

			8,784

REAL ESTATE 0.3%
Howard Hughes Holdings, Inc. (c)		86,434	7,394

Total Common Stocks (Cost $13,797)			16,178

PREFERRED SECURITIES 0.0%
FINANCIALS 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(h)		223,000	214

Total Preferred Securities (Cost $235)			214

REAL ESTATE INVESTMENT TRUSTS 15.2%
REAL ESTATE 15.2%
Alexandria Real Estate Equities, Inc.		53,727	6,811
American Assets Trust, Inc.		245,453	5,525
American Homes 4 Rent 'A'		77,153	2,774
American Tower Corp.		4,450	961
Americold Realty Trust, Inc.		326,096	9,871
Apartment Income REIT Corp.		84,278	2,927
AvalonBay Communities, Inc.		12,603	2,360
Boston Properties, Inc.		88,697	6,224
Brixmor Property Group, Inc.		141,146	3,284
Camden Property Trust		127,701	12,679
COPT Defense Properties		98,359	2,521
Crown Castle, Inc.		75,271	8,670
CubeSmart		171,157	7,933
DiamondRock Hospitality Co.		456,137	4,283

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

Digital Realty Trust, Inc.	160,345	21,579
Equinix, Inc.	58,142	46,827
Equity LifeStyle Properties, Inc.	1,110	78
Equity Residential	2,247	137
Essex Property Trust, Inc.	27,638	6,853
Extra Space Storage, Inc.	71,678	11,492
First Industrial Realty Trust, Inc.	139,945	7,371
Gaming & Leisure Properties, Inc.	69,950	3,452
Healthpeak Properties, Inc.	638,361	12,640
Host Hotels & Resorts, Inc.	555,341	10,813
InvenTrust Properties Corp.	155,102	3,930
Invitation Homes, Inc.	203,313	6,935
Kilroy Realty Corp.	179,797	7,163
Kimco Realty Corp.	282,147	6,013
Mid-America Apartment Communities, Inc.	17,782	2,391
National Storage Affiliates Trust	128,032	5,309
Park Hotels & Resorts, Inc.	585,406	8,957
Prologis, Inc.	153,506	20,462
Public Storage	25,622	7,815
Realty Income Corp.	356,173	20,451
Regency Centers Corp.	81,704	5,474
Retail Opportunity Investments Corp.	449,262	6,303
Rexford Industrial Realty, Inc.	37,486	2,103
RLJ Lodging Trust	1,191,307	13,962
Ryman Hospitality Properties, Inc.	126,282	13,899
SBA Communications Corp.	8,170	2,073
Simon Property Group, Inc.	12,189	1,739
SITE Centers Corp.	478,325	6,520
Sun Communities, Inc.	2,077	278
Sunstone Hotel Investors, Inc.	596,285	6,398
Terreno Realty Corp.	107,789	6,755
UDR, Inc.	247,507	9,477
Ventas, Inc.	235,386	11,732
VICI Properties, Inc.	155,799	4,967
WP Carey, Inc.	25,306	1,640

Total Real Estate Investment Trusts (Cost $354,848)		380,811

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.6%
COMMERCIAL PAPER 1.6%
Arrow Electronics, Inc.
5.850% due 01/02/2024	$300	300
5.850% due 01/04/2024	250	250
5.850% due 01/10/2024	300	299
5.850% due 01/11/2024	800	798
5.850% due 01/16/2024	350	349
5.900% due 01/19/2024	500	498
5.900% due 01/22/2024	500	498
AT&T, Inc. 5.700% due 03/19/2024	6,200	6,122
Bacardi-Martini BV
5.950% due 01/18/2024	250	249
5.950% due 01/24/2024	600	597
Cigna Corp.
5.650% due 01/16/2024	350	349
5.680% due 01/17/2024	700	698
Conagra Foods, Inc. 5.820% due 01/11/2024	1,050	1,048
Constellation Brands, Inc. 5.700% due 01/09/2024	250	249
Constellation Energy Generation LLC 5.750% due 02/12/2024	2,050	2,034
Energy Transfer Partners LP 5.850% due 01/04/2024	450	450
ERAC USA Finance LLC 5.600% due 01/08/2024	750	749
Fidelity National Information Services, Inc.
5.700% due 01/16/2024	650	648
5.710% due 01/16/2024	850	848
Global Payments, Inc.
6.030% due 01/03/2024	400	400
6.030% due 01/05/2024	1,000	999
Intercontinental Exchange, Inc.
5.600% due 01/02/2024	550	550
5.600% due 01/03/2024	450	450
5.600% due 01/05/2024	250	250
Kinder Morgan, Inc. 5.700% due 01/22/2024	2,700	2,689

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

L3Harris Technologies, Inc.
5.770% due 02/20/2024		1,250	1,240
5.800% due 01/16/2024		1,200	1,197
Marathon Oil Corp. 6.050% due 01/03/2024		3,250	3,247
Penske Truck Leasing Co. LP 5.700% due 01/11/2024		300	299
Quanta Storage, Inc.
5.850% due 01/04/2024		250	250
5.900% due 01/02/2024		1,000	999
5.900% due 01/08/2024		600	599
5.900% due 01/09/2024		400	399
5.900% due 01/10/2024		400	399
5.900% due 01/16/2024		700	698
5.900% due 01/17/2024		550	548
5.900% due 01/18/2024		400	399
Southern California Edison Co.
5.730% due 01/16/2024		2,800	2,792
5.730% due 01/17/2024		2,350	2,343
5.800% due 01/04/2024		250	250
5.800% due 01/08/2024		250	250
VF Corp. 6.100% due 01/17/2024		300	299
VW Credit, Inc.
5.640% due 01/03/2024		1,300	1,299
5.700% due 01/04/2024		250	250
5.710% due 01/05/2024		300	300

			40,428

REPURCHASE AGREEMENTS (i) 11.1%			278,500

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (e)(f)	HUF	925,000	2,665

U.S. TREASURY BILLS 2.8%
5.434% due 01/04/2024 - 02/29/2024 (d)(e)(l)(n)		$71,084	70,804

Total Short-Term Instruments (Cost $392,441)			392,397

Total Investments in Securities (Cost $4,375,827)			4,227,784

		SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III		1,441,845	14,025

Total Short-Term Instruments (Cost $14,023)			14,025

Total Investments in Affiliates (Cost $14,023)			14,025

Total Investments 168.9% (Cost $4,389,850)			$4,241,809
Financial Derivative Instruments (k)(m) (0.7)%(Cost or Premiums, net $(1,940))			(18,781)
Other Assets and Liabilities, net (68.2)%			(1,711,769)

Net Assets 100.0%			$2,511,259

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.450%	12/29/2023	01/02/2024	$11,300	U.S. Treasury Notes 3.875% due 11/30/2027	$(11,542)	$11,300	$11,307
5.460	01/02/2024	01/03/2024	100	U.S. Treasury Notes 4.000% due 12/15/2025	(102)	100	100
5.490	01/02/2024	01/03/2024	132,700	U.S. Treasury Notes 0.750% due 04/30/2026	(135,400)	132,700	132,700
5.600	12/29/2023	01/02/2024	100	U.S. Treasury Notes 4.000% due 12/15/2025	(103)	100	100
5.630	12/29/2023	01/02/2024	134,300	U.S. Treasury Notes 3.250% due 06/30/2029	(134,636)	134,300	134,384

Total Repurchase Agreements	$(281,783)	$278,500	$278,591

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

CIB	5.470%	11/21/2023	01/04/2024	$(95,471)	$(96,080)
5.470	12/14/2023	01/04/2024	(58,625)	(58,794)
5.470	12/15/2023	01/04/2024	(103,008)	(103,290)
5.470	12/19/2023	01/04/2024	(54,062)	(54,178)
RCY	5.500	12/12/2023	01/11/2024	(172,247)	(172,800)
STR	5.540	01/02/2024	01/03/2024	(742,228)	(742,228)
5.660	12/29/2023	01/02/2024	(740,513)	(740,978)

Total Reverse Repurchase Agreements	$(1,968,348)

(j)	Securities with an aggregate market value of $1,251,767 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(1,344,172) at a weighted average interest rate of 5.279%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE 3-Month Euribor April 2024 Futures	96.750	04/12/2024	909	$2,273	$(613)	$(615)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

Total Written Options	$(613)	$(615)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude March Futures	01/2024	107	$8,243	$88	$0	$(12)
California Carbon Allowance December Futures	12/2024	1,682	71,182	4,727	17	0
Euro-BTP March Futures	03/2024	222	29,201	1,101	0	(485)
European Climate Exchange March Futures	03/2024	113	9,738	(41)	43	0
Gold 100 oz. February Futures	02/2024	12	2,486	14	0	(14)
Hard Red Winter Wheat March Futures	03/2024	10	321	(74)	0	(1)
Iron Ore March Futures	03/2024	1,307	17,910	1,196	197	0
Natural Gas April Futures	03/2024	10	230	(92)	0	(5)
Natural Gas March Futures	02/2024	110	2,560	(60)	0	(55)
Natural Gas May Futures	04/2024	18	426	(122)	0	(8)
New York Harbor June Futures	05/2024	71	7,157	(880)	0	(41)
U.S. Treasury 10-Year Note March Futures	03/2024	1,023	115,487	3,240	0	0
WTI Crude December Futures	11/2025	58	3,879	(407)	0	(12)

$8,690	$257	$(633)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude December Futures	10/2025	20	$(1,440)	$139	$4	$0
Brent Crude June Futures	04/2024	71	(5,441)	275	13	0
Euro-Bobl March Futures	03/2024	215	(28,311)	(460)	111	0
Euro-Bund March Futures	03/2024	3	(454)	(2)	5	0
Euro-Buxl 30-Year Bond March Futures	03/2024	194	(30,352)	(2,453)	844	0
Euro-Oat March Futures	03/2024	74	(10,743)	(303)	129	0
Euro-Schatz March Futures	03/2024	2,780	(326,985)	(1,810)	199	(138)
New York Harbor March Futures	02/2024	107	(11,213)	1,023	51	0
Short Euro-BTP March Futures	03/2024	143	(16,836)	(143)	32	0
U.S. Treasury 2-Year Note March Futures	03/2024	334	(68,775)	(403)	0	(42)
U.S. Treasury 5-Year Note March Futures	03/2024	993	(108,012)	(2,380)	0	(85)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	130	(15,342)	(577)	12	0
U.S. Treasury Long-Term Bond March Futures	03/2024	25	(3,123)	(251)	5	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	668	(89,241)	(7,957)	355	0
WTI Crude December Futures	11/2025	38	(2,541)	78	8	0

$(15,224)	$1,768	$(265)

Total Futures Contracts	$(6,534)	$2,025	$(898)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550%	Annual	09/14/2028	JPY	2,480,000	$(65)	$(57)	$(122)	$4	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	2,165,000	275	(33)	242	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.606	Annual	10/31/2025	$123,100	290	462	752	33	0
Pay	1-Day USD-SOFR Compounded-OIS	4.611	Annual	10/31/2025	13,600	33	51	84	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.645	Annual	10/31/2025	5,600	17	21	38	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	195,800	471	(948)	(477)	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	4.868	Annual	12/22/2025	51,550	(203)	(536)	(739)	0	(18)
Pay(3)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026	51,550	0	86	86	23	0
Pay(3)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	78,300	(3,967)	1,658	(2,309)	0	(39)
Receive(3)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	34,900	4,216	(1,439)	2,777	135	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	4,000	(284)	11	(273)	0	(5)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		7,300	(531)	19	(512)	0	(10)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		6,600	(489)	41	(448)	0	(11)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		8,700	(540)	76	(464)	0	(14)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,800	(237)	36	(201)	0	(6)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		27,900	484	366	850	0	(254)
Pay(3)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		189,320	6,246	3,674	9,920	0	(2,111)
Receive(3)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		62,920	(4,241)	(2,304)	(6,545)	1,775	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		7,400	200	(21)	179	0	(4)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		2,900	(602)	(12)	(614)	8	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,600	186	(31)	155	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,200	(13)	(12)	(25)	0	(1)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		3,900	84	(17)	67	0	(1)
Pay	CPTFEMU	2.356	Maturity	11/15/2033		9,800	156	69	225	0	(5)
Pay	CPTFEMU	2.362	Maturity	11/15/2033		5,400	90	38	128	0	(3)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		5,500	107	40	147	0	(3)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		500	(33)	13	(20)	0	(1)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(119)	49	(70)	0	(3)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	(95)	38	(57)	0	(4)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		4,600	246	148	394	0	(33)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		4,600	345	157	502	0	(34)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		1,500	73	48	121	0	(10)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		2,400	161	81	242	0	(18)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		1,300	(7)	(38)	(45)	6	0
Pay	CPURNSA	2.560	Maturity	09/12/2024		$9,400	10	4	14	0	(4)
Pay	CPURNSA	2.565	Maturity	09/12/2024		7,100	8	3	11	0	(3)
Receive	CPURNSA	2.419	Maturity	03/05/2026		4,400	414	(2)	412	1	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		8,500	616	(2)	614	4	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	231	0	231	2	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	167	0	167	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	304	0	304	1	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	278	14	292	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	152	8	160	0	(1)
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	(1,072)	(43)	(1,115)	3	0

Total Swap Agreements							$3,362	$1,716	$5,078	$2,008	$(2,649)

(l)

Securities with an aggregate market value of $19,918 and cash of $10,332 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	Future styled option variation margin asset of $75 and liability of $(31) is outstanding at period end.
(2)	Unsettled variation margin asset of $25 and liability of $(68) for closed futures is outstanding at period end.
(3)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month				Currency to be Delivered		Currency to be Received		Asset		Liability

BOA	01/2024			JPY	2,076,829		$14,074		$0		$(665)
	01/2024				$100		MXN	1,702	0		0
	03/2024			CNH	154,112		$21,437		0		(315)
	03/2024			IDR	176,993		11		0		0
	06/2024			KRW	13,867,370		10,659		0		(151)
BPS	01/2024			DKK	181,906		26,810		0		(136)
	01/2024			EUR	5,891		6,385		0		(120)
	01/2024			GBP	196		249		0		(1)
	01/2024			HUF	259,285		738		0		(9)
	01/2024			JPY	1,339,459		9,139		0		(367)
	01/2024			KRW	392,171		300		0		(3)
	01/2024				$100		BRL	491	1		0
	01/2024				4,770		DKK	32,305	19		(4)
	01/2024				2,246		EUR	2,048	18		(2)
	01/2024				2		HUF	809	0		0
	01/2024				400		IDR	6,187,022	2		0
	01/2024				9,855		ZAR	182,701	119		0
BRC	01/2024				5,015		DKK	33,895	6		0
	01/2024				5,587		MXN	98,029	160		0
	01/2024				298		ZAR	5,546	5		0
	03/2024				5,915		IDR	91,959,723	57		0
CBK	01/2024			EUR	424		$459		0		(10)
	01/2024			HUF	126,452		361		0		(3)
	01/2024			IDR	5,399,988		351		0		0
	01/2024			KRW	387,813		300		0		0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	$2,614	CAD	3,496	24	0
01/2024	1,545	EUR	1,411	14	0
01/2024	350	IDR	5,382,825	0	0
01/2024	99	MXN	1,730	3	0
01/2024	ZAR	6,272	$333	0	(10)
03/2024	$351	IDR	5,401,374	0	0
06/2024	23	KRW	29,678	0	0
GLM	01/2024	CAD	38,938	$28,660	1	(730)
01/2024	DKK	210,420	31,039	0	(131)
01/2024	JPY	51,500	351	0	(14)
01/2024	$8	MXN	135	0	0
01/2024	ZAR	3,799	$200	0	(8)
04/2024	BRL	55,820	11,182	0	(214)
07/2024	9,000	1,799	0	(21)
JPM	01/2024	HUF	300,403	857	0	(9)
01/2024	$150	KRW	194,424	0	0
02/2024	8,099	BRL	39,719	65	0
06/2024	KRW	192,758	$150	0	0
07/2024	BRL	64,000	12,767	0	(177)
MBC	01/2024	EUR	7,857	8,591	0	(84)
01/2024	$1,657	CAD	2,185	0	(8)
01/2024	695	EUR	635	6	0
MYI	01/2024	HUF	236,235	$671	0	(10)
01/2024	JPY	788,916	5,351	0	(248)
01/2024	$6,255	DKK	42,280	8	0
01/2024	102	ZAR	1,869	0	0
03/2024	350	IDR	5,427,278	3	0
SCX	01/2024	3,033	MXN	53,259	89	0
03/2024	TWD	503,035	$16,173	0	(490)
03/2024	$5,409	INR	452,463	9	0
UAG	01/2024	EUR	101,232	$111,352	0	(429)
01/2024	GBP	1,118	1,414	0	(10)
01/2024	$455	MXN	7,989	14	0
03/2024	5,144	INR	430,386	10	0

Total Forward Foreign Currency Contracts	$633	$(4,379)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.700%	02/13/2024	100,400	$(438)	$(1,486)
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	29,300	(354)	(683)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	29,300	(354)	(160)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.760	01/16/2024	89,400	(416)	(1,262)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.900	03/20/2024	103,100	(498)	(574)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	18,400	(239)	(403)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	18,400	(239)	(92)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	35,300	(426)	(562)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	35,300	(426)	(301)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	39,700	(501)	(809)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	39,700	(500)	(220)
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.758	01/16/2024	9,100	(42)	(128)

Total Written Options	$(4,433)	$(6,680)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	50,337	0.120%	Monthly	02/15/2024	$6,444	$0	$(3)	$0	$(3)
Receive	AMZX Index	2,512	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	4,739	0	(22)	0	(22)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

CIB	Receive	PIMCODB Index	658,340	0.000%	Monthly	02/15/2024	125,151	0	(803)	0	(803)
FAR	Receive	Alerian Midstream Energy Total Return Index	42,045	5.890% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/14/2024	79,315	0	(370)	0	(370)
GST	Receive	BCOMAG Index	76,079	0.180%	Monthly	02/15/2024	4,863	0	(112)	0	(112)
	Receive	BCOMF1NTC Index	14,108	5.460% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	4,806	0	(11)	0	(11)
	Receive	BCOMIN Index	35,887	0.100%	Monthly	02/15/2024	5,013	0	106	106	0
	Receive	PIMCODB Index	2,802,108	0.000%	Monthly	02/15/2024	276,294	0	(1,731)	0	(1,731)
JPM	Receive	BCOMAG Index	76,079	0.150%	Monthly	02/15/2024	4,863	0	(112)	0	(112)
	Receive	BCOMIN Index	35,887	0.110%	Monthly	02/15/2024	5,013	0	106	106	0
	Receive	JMABNIC5 Index	1,296,607	0.000%	Monthly	02/15/2024	233,374	0	(2,090)	0	(2,090)
	Receive	Alerian Midstream Energy Total Return Index	133,604	5.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	105,616	0	(493)	0	(493)
	Receive	AMZX Index	11,921	5.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	22,488	0	(107)	0	(107)
MAC	Receive	PIMCODB Index	1,617,952	0.000%	Monthly	02/15/2024	297,524	(256)	(2,104)	0	(2,360)
MYI	Receive	DWRTFT Index	5,362	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/24/2024	67,348	0	(273)	0	(273)
	Receive	DWRTFT Index	1,319	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	16,567	0	(152)	0	(152)
	Receive	DWRTFT Index	8,094	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	101,663	0	(416)	0	(416)

								$(256)	$(8,587)	$212	$(9,055)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	Alexandria Real Estate Equities, Inc.	80,100	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	$10,154	$0	$64	$64	$0
	Receive	American Homes 4 Rent	523,400	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	18,821	0	(71)	0	(71)
	Receive	American Tower Corp.	70,748	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	15,273	0	62	62	0
	Receive	Apartment Income REIT Corp.	127,369	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	4,424	0	(16)	0	(16)
	Receive	AvalonBay Communities, Inc.	136,400	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	25,537	0	132	132	0
	Receive	Digital Realty Trust, Inc.	90,100	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	12,126	0	63	63	0
	Receive	Equinix, Inc.	17,500	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	14,094	0	(55)	0	(55)
	Receive	Equity LifeStyle Properties, Inc.	282,400	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	19,921	0	48	48	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

	Receive	Equity Residential	329,000	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	20,122	0	144	144	0
	Receive	First Industrial Realty Trust, Inc.	214,600	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	11,303	0	28	28	0
	Receive	Gaming and Leisure Properties, Inc.	228,300	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	11,267	0	(42)	0	(42)
	Receive	Invitation Homes, Inc.	691,731	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	23,595	0	105	105	0
	Receive	Prologis, Inc.	515,663	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	68,738	0	(238)	0	(238)
	Receive	PSA Treasury Pte Ltd.	97,057	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	29,602	0	(102)	0	(102)
	Receive	Rexford Industrial Realty, Inc.	180,200	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	10,109	0	32	32	0
	Receive	SBA Communications Corp.	53,601	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	13,598	0	(52)	0	(52)
	Receive	Simon Property Group, Inc.	318,900	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	45,488	0	(163)	0	(163)
	Receive	Sun Communities, Inc.	130,882	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	17,492	0	56	56	0
	Receive	Vici Properities, Inc.	797,379	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	25,420	0	237	237	0
	Receive	WP Carey, Inc.	167,700	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	10,869	0	102	102	0

								$0	$334	$1,073	$(739)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(3)		4.203%	Maturity	10/22/2025	$67,785	$0	$326	$326	$0

Total Swap Agreements								$(256)	$(7,927)	$1,611	$(9,794)

(n)

Securities with an aggregate market value of $13,313 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)							Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)							Variance Swap
FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$45,211	$0	$45,211
Industrials	0	38	0	38
Utilities	0	314	0	314
U.S. Government Agencies	0	281,359	0	281,359
U.S. Treasury Obligations	0	2,693,714	0	2,693,714
Non-Agency Mortgage-Backed Securities	0	34,504	145	34,649
Asset-Backed Securities	0	263,353	20	263,373
Sovereign Issues	0	119,526	0	119,526
Common Stocks
Consumer Discretionary	8,784	0	0	8,784
Real Estate	7,394	0	0	7,394
Preferred Securities
Financials	0	214	0	214
Real Estate Investment Trusts
Real Estate	380,811	0	0	380,811
Short-Term Instruments
Commercial Paper	0	40,428	0	40,428
Repurchase Agreements	0	278,500	0	278,500
Hungary Treasury Bills	0	2,665	0	2,665
U.S. Treasury Bills	0	70,804	0	70,804

	$396,989	$3,830,630	$165	$4,227,784
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,025	$0	$0	$14,025

Total Investments	$411,014	$3,830,630	$165	$4,241,809

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,653	2,380	0	4,033
Over the counter	0	2,244	0	2,244

	$1,653	$4,624	$0	$6,277
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,386)	(2,776)	0	(4,162)
Over the counter	0	(20,853)	0	(20,853)

	$(1,386)	$(23,629)	$0	$(25,015)

Total Financial Derivative Instruments	$267	$(19,005)	$0	$(18,738)

Totals	$411,281	$3,811,625	$165	$4,223,071

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.7% ¤
CORPORATE BONDS & NOTES 8.7%
BANKING & FINANCE 8.1%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$600	$589
Bank of America Corp. 6.766% (SOFRRATE + 1.330%) due 04/02/2026 ~		300	301
Bank of America NA
5.650% due 08/18/2025		1,400	1,418
6.182% due 08/18/2025		700	702
Barclays PLC 6.224% due 05/09/2034		1,000	1,038
Citibank NA 5.488% due 12/04/2026		1,900	1,935
Credit Suisse AG 7.950% due 01/09/2025		400	409
Credit Suisse AG AT1 Claim 0.000% due 12/31/2060		400	48
Equinix, Inc. 1.550% due 03/15/2028		100	88
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	150	158
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		$200	184
3.500% due 11/16/2026		500	482
3.615% due 03/15/2028 •		800	767
5.798% due 08/10/2026		1,000	1,010
6.460% due 08/10/2026		200	200
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	404
HSBC Holdings PLC 5.887% due 08/14/2027		200	203
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		800	802
JPMorgan Chase & Co.
0.969% due 06/23/2025 •		100	98
1.040% due 02/04/2027		200	184
1.578% due 04/22/2027 •		300	277
3.782% due 02/01/2028 •		300	290
3.960% due 01/29/2027		400	391
JPMorgan Chase Bank NA 5.110% due 12/08/2026		400	404
Morgan Stanley 5.050% due 01/28/2027 •		2,100	2,103
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	7,317	881
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		$200	204
Societe Generale SA 6.447% due 01/12/2027 •		1,500	1,527
Toyota Motor Credit Corp. 5.920% due 08/22/2024		1,000	1,001
VICI Properties LP 4.750% due 02/15/2028		100	98
Wells Fargo & Co.
2.188% due 04/30/2026		200	192
2.393% due 06/02/2028 •		100	91
3.196% due 06/17/2027 •		400	382
Wells Fargo Bank NA
5.550% due 08/01/2025		1,100	1,112
6.188% due 08/01/2025		500	501

			20,474

INDUSTRIALS 0.6%
Carrier Global Corp. 4.375% due 05/29/2025	EUR	100	111
CVS Pass-Through Trust 6.943% due 01/10/2030		$60	61
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		500	500

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Hyundai Capital America 6.539% due 08/04/2025	800	800

		1,472

Total Corporate Bonds & Notes (Cost $21,458)		21,946

MUNICIPAL BONDS & NOTES 0.2%
WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	350	382

Total Municipal Bonds & Notes (Cost $371)		382

U.S. GOVERNMENT AGENCIES 17.3%
Fannie Mae
4.000% due 04/25/2041	470	450
5.802% due 07/25/2037 •	3	3
5.802% due 09/25/2042 ~	2	2
5.832% due 07/25/2037 •	6	6
5.852% due 09/25/2035 •	12	12
5.862% due 09/25/2035 ~	27	27
6.172% due 06/25/2037 •	52	52
Freddie Mac
5.833% due 03/15/2037 •	54	53
6.153% due 08/15/2037 •	76	76
6.163% due 10/15/2037 ~	12	12
6.173% due 05/15/2037 ~	42	41
6.173% due 09/15/2037 •	45	45
U.S. Small Business Administration 4.430% due 05/01/2029	7	7
Uniform Mortgage-Backed Security
4.500% due 10/01/2052 - 02/01/2053	9,526	9,240
5.000% due 02/01/2053 - 12/01/2053	8,608	8,519
5.500% due 02/01/2053 - 07/01/2053	4,151	4,172
6.500% due 07/01/2026 - 12/01/2026	8	8
Uniform Mortgage-Backed Security, TBA
5.000% due 02/01/2054	4,500	4,454
6.000% due 02/01/2054	6,900	7,006
6.500% due 01/01/2054 - 02/01/2054	9,000	9,224

Total U.S. Government Agencies (Cost $42,484)		43,409

U.S. TREASURY OBLIGATIONS 10.9%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024 (i)	8,034	7,896
0.125% due 10/15/2024	3,957	3,871
0.125% due 04/15/2025 (g)	715	689
0.125% due 02/15/2052 (i)	221	136
0.250% due 01/15/2025	4,287	4,161
0.625% due 07/15/2032 (g)(i)	1,377	1,259
0.625% due 02/15/2043 (i)	117	92
1.375% due 07/15/2033 (i)	2,533	2,457
U.S. Treasury Notes
0.375% due 09/30/2027 (i)	800	702
0.500% due 10/31/2027 (i)	300	264
0.625% due 11/30/2027 (g)(i)	1,300	1,146
0.625% due 12/31/2027 (i)	100	88
0.750% due 01/31/2028 (g)(i)	5,200	4,585

Total U.S. Treasury Obligations (Cost $27,538)		27,346

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.3%
Ashford Hospitality Trust 6.434% due 04/15/2035 •	680	672
Atrium Hotel Portfolio Trust 7.159% due 12/15/2036 ~	5,000	4,593
Banc of America Mortgage Trust
5.217% due 07/25/2035 ~	18	17
Bear Stearns Adjustable Rate Mortgage Trust
4.695% due 11/25/2034 ~	3	3
Bear Stearns ALT-A Trust
4.730% due 09/25/2035 ~	52	31
4.795% due 10/25/2035 ~	88	74
BX Commercial Mortgage Trust 6.352% due 01/17/2039 •	3,000	2,947
BX Trust 6.111% due 04/15/2039 •	915	889
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063	692	609
Chase Mortgage Finance Trust
4.371% due 09/25/2036 ~	19	15
4.770% due 12/25/2035 ~	9	8
6.000% due 12/25/2036 «	23	10

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Citigroup Mortgage Loan Trust 6.170% due 09/25/2062 þ	1,357	1,363
Colony Mortgage Capital Ltd. 6.953% due 11/15/2038 •	2,900	2,769
Countrywide Alternative Loan Trust
5.850% due 09/25/2046 •	97	90
6.030% due 02/25/2037 •	36	29
Countrywide Home Loan Mortgage Pass-Through Trust
4.765% due 11/25/2034 ~	21	19
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.130% due 02/25/2036 •	252	245
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ	5,102	5,103
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~	2,800	2,823
GSR Mortgage Loan Trust
4.511% due 11/25/2035 ~	1	0
4.579% due 11/25/2035 ~	33	28
4.836% due 09/25/2035 ~	1	1
6.000% due 02/25/2036	473	208
6.000% due 07/25/2037	125	81
HarborView Mortgage Loan Trust
4.041% due 06/19/2036 ~	114	59
5.810% due 12/19/2036 •	10	9
5.950% due 06/19/2035 •	77	73
5.950% due 12/19/2036 •	232	217
Hilton Orlando Trust 6.709% due 12/15/2034 •	290	288
IndyMac INDX Mortgage Loan Trust
3.681% due 06/25/2036 ~	236	205
5.830% due 02/25/2037 •	135	124
JP Morgan Alternative Loan Trust 3.843% due 05/25/2036 ~	116	65
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	3,561	2,870
4.248% due 07/05/2033	1,500	1,321
6.526% due 02/15/2035 •	899	892
6.679% due 11/15/2035 •	261	248
6.785% due 07/05/2033 ~	765	709
JP Morgan Mortgage Trust
4.136% due 10/25/2036 ~	53	39
4.406% due 10/25/2036 ~	8	5
4.625% due 07/25/2063	1,039	981
5.250% due 11/25/2063	867	853
5.528% due 07/25/2035 «~	1	1
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ	268	254
Lehman Mortgage Trust 6.000% due 09/25/2037	90	84
MAD Mortgage Trust 3.366% due 08/15/2034 ~	1,600	1,344
MASTR Adjustable Rate Mortgages Trust 3.016% due 07/25/2035 ~	17	14
Merrill Lynch Alternative Note Asset Trust 6.070% due 03/25/2037 •	168	42
Merrill Lynch Mortgage Investors Trust
4.751% due 09/25/2035 ~	46	37
4.756% due 05/25/2033 ~	1	1
MFA Trust 5.750% due 11/25/2067 þ	4,507	4,487
Mortgage Equity Conversion Asset Trust 5.340% due 05/25/2042 •	137	132
New Orleans Hotel Trust 6.398% due 04/15/2032 •	2,300	2,221
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ	5	3
OBX Trust 6.120% due 11/25/2062 ~	2,119	2,132
Prime Mortgage Trust 6.000% due 06/25/2036 «	2	2
PRKCM Trust 6.584% due 09/25/2058 þ	1,165	1,184
Residential Accredit Loans, Inc. Trust
5.770% due 02/25/2037 •	114	103
5.810% due 01/25/2037 •	186	158
5.830% due 07/25/2036 •	425	171
5.840% due 08/25/2036 •	203	186
5.850% due 09/25/2036 •	296	285
Structured Adjustable Rate Mortgage Loan Trust
6.412% due 01/25/2035 •	2	2
6.478% due 02/25/2034 ~	1	1
Thornburg Mortgage Securities Trust 6.815% due 06/25/2047 •	89	75
Towd Point Mortgage Trust
3.750% due 03/25/2058 ~	1,674	1,604
3.750% due 05/25/2058 ~	875	847

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

3.750% due 09/25/2062		1,255	1,179
UBS Commercial Mortgage Trust 6.259% due 02/15/2032 •		434	432
Visio Trust 6.598% due 10/25/2058 þ		1,367	1,379
WaMu Mortgage Pass-Through Certificates Trust
3.704% due 02/25/2037 ~		32	27
Wells Fargo Commercial Mortgage Trust 6.816% due 02/15/2037 •		930	912
Wells Fargo Mortgage-Backed Securities Trust 6.355% due 12/25/2036 ~		35	34

Total Non-Agency Mortgage-Backed Securities (Cost $50,955)			50,918

ASSET-BACKED SECURITIES 31.2%
ACE Securities Corp. Home Equity Loan Trust 5.590% due 10/25/2036 •		1	0
American Express Credit Account Master Trust 4.870% due 05/15/2028		1,000	1,008
BA Credit Card Trust
4.790% due 05/15/2028		1,000	1,004
4.980% due 11/15/2028		1,300	1,316
Bank of America Auto Trust 5.830% due 05/15/2026		1,100	1,102
Bear Stearns Asset-Backed Securities Trust 5.710% due 06/25/2047 •		135	135
BHG Securitization Trust
5.320% due 10/17/2035		529	526
5.930% due 10/17/2035		1,700	1,692
Black Diamond CLO DAC 4.853% due 01/20/2032 •	EUR	3,023	3,318
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037		$900	900
Carvana Auto Receivables Trust 5.620% due 01/10/2029		300	304
CBAM Ltd. 6.684% due 04/17/2031 ~		2,571	2,567
Citigroup Mortgage Loan Trust
5.650% due 01/25/2037 ~		972	675
5.790% due 12/25/2036 •		760	425
Citizens Auto Receivables Trust
6.130% due 07/15/2026		863	865
6.288% due 07/15/2026		671	673
Contego CLO DAC 4.986% due 01/25/2034 ~	EUR	2,230	2,424
Countrywide Asset-Backed Certificates Trust
5.750% due 04/25/2047 •		$106	102
6.010% due 03/25/2036 •		149	130
DLLAA LLC 5.930% due 07/20/2026		500	502
Dryden CLO Ltd. 7.055% due 01/15/2031 •		1,600	1,584
DT Auto Owner Trust 6.290% due 08/16/2027		1,332	1,338
Euro-Galaxy CLO DAC 4.952% due 02/15/2034 •	EUR	2,500	2,712
Exeter Automobile Receivables Trust 6.070% due 12/15/2025		$2,000	2,001
Fifth Third Auto Trust 5.800% due 11/16/2026		700	701
First Franklin Mortgage Loan Trust 5.790% due 04/25/2036 •		15	15
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		500	503
Fremont Home Loan Trust 5.790% due 08/25/2036 •		1,905	613
GLS Auto Receivables Issuer Trust 6.040% due 03/15/2027		600	602
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		600	610
6.270% due 08/16/2027		1,258	1,263
GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		800	801
5.634% due 08/20/2024		67	67
GSAMP Trust 5.520% due 12/25/2046 •		285	141
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		1,400	1,352
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		1,200	1,204
LL ABS Trust 6.630% due 05/15/2030		501	501
Long Beach Mortgage Loan Trust
5.770% due 05/25/2036 •		103	55
6.010% due 05/25/2046 ~		692	210

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Madison Park Funding Ltd. 6.760% due 04/25/2032 •		2,150	2,150
Marlette Funding Trust
5.180% due 11/15/2032		596	594
5.950% due 11/15/2032		600	599
6.070% due 04/15/2033		1,242	1,241
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •		16	16
Master Credit Card Trust 6.188% due 01/21/2027		1,400	1,406
MASTR Asset-Backed Securities Trust
5.520% due 01/25/2037 •		2,510	713
5.680% due 05/25/2037 •		672	639
6.050% due 12/25/2035 ~«		10	9
Merrill Lynch Mortgage Investors Trust 5.970% due 07/25/2037 •		390	93
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 02/25/2037 ~		917	568
5.605% due 11/25/2036 •		812	538
5.680% due 01/25/2037 •		412	183
Morgan Stanley Home Equity Loan Trust 5.570% due 12/25/2036 ~		427	207
Navient Private Education Loan Trust
4.100% due 12/16/2058		1,000	964
6.926% due 07/16/2040 •		2,125	2,134
Nelnet Student Loan Trust
5.910% due 09/27/2066		595	593
6.212% due 04/20/2062 •		1,236	1,217
6.640% due 02/20/2041		309	313
7.538% due 02/20/2041		309	310
Oportun Issuance Trust 7.451% due 01/08/2030		677	678
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		71	70
4.970% due 01/15/2030		61	60
PRET LLC
1.744% due 07/25/2051 þ		207	200
1.868% due 07/25/2051 þ		225	218
PRPM LLC 3.720% due 02/25/2027 þ		304	294
Reach ABS Trust 7.050% due 02/18/2031		318	319
Regatta Funding Ltd. 6.734% due 07/17/2031 •		1,915	1,915
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		748	261
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		296	283
Santander Drive Auto Receivables Trust
6.080% due 08/17/2026		1,122	1,124
6.180% due 02/16/2027		2,548	2,555
Securitized Asset-Backed Receivables LLC Trust
5.630% due 08/25/2036 •		366	119
5.950% due 07/25/2036 •		199	79
6.430% due 01/25/2036 •		253	230
SG Mortgage Securities Trust 5.610% due 10/25/2036 •		223	198
SLM Private Education Loan Trust 10.226% due 10/15/2041 •		2,199	2,315
SMB Private Education Loan Trust
1.070% due 01/15/2053		1,480	1,297
3.500% due 12/16/2041		1,100	1,020
5.380% due 01/15/2053		695	696
6.206% due 01/15/2053 •		1,640	1,613
6.320% due 09/15/2054 •		1,044	1,029
7.188% due 05/16/2050 •		523	526
Soundview Home Loan Trust 6.370% due 10/25/2037 •		586	461
St Paul's CLO DAC 4.745% due 07/17/2030 ~	EUR	1,987	2,176
Starwood Mortgage Trust 6.688% due 11/15/2038 •		$2,230	2,166
Structured Asset Securities Corp. Mortgage Loan Trust
5.605% due 07/25/2036 •		23	23
5.810% due 12/25/2036 •		19	19
Theorem Funding Trust 7.600% due 04/15/2029		1,230	1,239
Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		900	902
5.604% due 08/15/2024		266	266
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~		1,800	1,764
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		900	903

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

6.008% due 10/15/2026		900	900

Total Asset-Backed Securities (Cost $76,975)			78,346

SOVEREIGN ISSUES 1.0%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (b)	BRL	3,300	679
0.000% due 07/01/2024 (b)		6,000	1,175
Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	7,266	378
3.000% due 12/03/2026 (d)		798	44
4.000% due 11/30/2028 (d)		2,156	124

Total Sovereign Issues (Cost $2,318)			2,400

		SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (a)		17,200	2,614

INFORMATION TECHNOLOGY 0.9%
Advanced Micro Devices, Inc. (a)		1,732	255
Apple, Inc.		4,632	892
Intel Corp.		5,131	258
Microsoft Corp.		2,256	848

			2,253

Total Common Stocks (Cost $4,673)			4,867

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 27.2%
COMMERCIAL PAPER 4.5%
Arrow Electronics, Inc.
5.850% due 01/02/2024		$250	250
5.850% due 01/04/2024		400	400
5.850% due 01/11/2024		250	250
5.900% due 01/22/2024		250	249
Bank Of Nova Scotia 5.272% due 02/01/2024	CAD	2,800	2,103
Canadian Imperial Bank of Commerce 5.229% due 01/02/2024		400	302
Cigna Corp.
5.650% due 01/16/2024		$250	249
5.680% due 01/17/2024		250	249
Conagra Foods, Inc. 5.820% due 01/11/2024		250	250
Constellation Energy Generation LLC 5.660% due 01/09/2024		950	948
Energy Transfer Partners LP 5.850% due 01/04/2024		250	250
Fidelity National Information Services, Inc.
5.700% due 01/16/2024		250	249
5.710% due 01/16/2024		250	249
Global Payments, Inc.
6.030% due 01/16/2024		250	249
6.030% due 01/18/2024		750	748
Kinder Morgan, Inc. 5.700% due 01/22/2024		400	398
L3Harris Technologies, Inc. 5.800% due 01/16/2024		250	249
Marathon Oil Corp. 6.050% due 01/03/2024		850	849
Quanta Storage, Inc.
5.900% due 01/02/2024		250	250
5.900% due 01/08/2024		250	250
5.900% due 01/18/2024		250	249
Royal Bank of Canada
5.250% due 02/07/2024	CAD	1,000	750
5.318% due 02/02/2024		200	150
Southern California Edison Co. 5.730% due 01/17/2024		$250	249
Toronto-Dominion Bank 5.259% due 02/02/2024	CAD	300	225
VF Corp. 6.100% due 01/17/2024		$250	249

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

VW Credit, Inc.
5.640% due 01/03/2024		300	300
5.700% due 01/04/2024		250	250

			11,413

REPURCHASE AGREEMENTS (e) 22.2%			55,600

SHORT-TERM NOTES 0.4%
Fifth Third Auto Trust 5.618% due 08/15/2024		188	188
Westlake Automobile Receivables Trust 5.781% due 08/15/2024		807	807

			995

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (b)(c)	HUF	112,000	323

Total Short-Term Instruments (Cost $68,226)			68,331

Total Investments in Securities (Cost $294,998)			297,945

Total Investments 118.7% (Cost $294,998)			$297,945
Financial Derivative Instruments (f)(h) (0.3)%(Cost or Premiums, net $2,913)			(731)
Other Assets and Liabilities, net (18.4)%			(46,232)

Net Assets 100.0%			$250,982

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.410%	12/29/2023	01/02/2024	$29,400	U.S. Treasury Notes 3.750% due 05/31/2030	$(30,005)	$29,400	$29,418
5.470	01/02/2024	01/03/2024	26,100	U.S. Treasury Notes 1.250% due 08/15/2031	(26,626)	26,100	26,100
5.510	01/02/2024	01/03/2024	100	U.S. Treasury Notes 2.125% due 05/15/2025	(102)	100	100

Total Repurchase Agreements	$(56,733)	$55,600	$55,618

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	5.500%	02/01/2054	$400	$(401)	$(402)

Total Short Sales (0.2)%	$(401)	$(402)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(367) at a weighted average interest rate of 5.420%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	559	$132,783	$509	$14	$0
U.S. Treasury 2-Year Note March Futures	03/2024	40	8,237	78	5	0
U.S. Treasury 5-Year Note March Futures	03/2024	253	27,520	592	22	0
U.S. Treasury 10-Year Note March Futures	03/2024	129	14,563	161	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	17	2,271	208	0	(9)

$1,548	$41	$(9)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	559	$(133,440)	$(877)	$0	$(28)
Euro-Bund March Futures	03/2024	4	(606)	(18)	6	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Euro-Buxl 30-Year Bond March Futures				03/2024	2		(313)	(25)		9	0

								$(920)		$15	$(28)

Total Futures Contracts								$628		$56	$(37)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunic ations PLC	1.000%	Quarterly	06/20/2028	0.686%	EUR	600	$1	$8	$9	$0	$0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345		$400	57	2	59	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.933	EUR	300	(3)	4	1	0	0

							$55	$14	$69	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly		06/20/2027		$300	$1	$5	$6	$0	$0
CDX.IG-39 5-Year Index	1.000	Quarterly		12/20/2027		300	0	6	6	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		500	2	8	10	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		47,900	580	367	947	0	(13)

							$583	$386	$969	$0	$(13)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	100	$(1)	$12	$11	$0	$(1)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	1,110,000	(9)	(86)	(95)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$10,900	204	(7)	197	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		44,800	(499)	612	113	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		25,400	373	239	612	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		5,900	(21)	78	57	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		10,600	230	197	427	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		17,800	143	(167)	(24)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		22,400	1,464	(354)	1,110	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		400	(2)	8	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		500	(2)	11	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		400	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,800	(6)	69	63	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		500	(2)	29	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		400	(2)	24	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		700	(2)	32	30	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		400	(1)	23	22	0	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		200	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		200	(1)	16	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		200	(1)	17	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		400	(2)	34	32	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		400	(2)	(24)	(26)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		300	(1)	(11)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,200	164	(170)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		200	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		200	(1)	(5)	(6)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	0	(2)	(2)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		5,500	339	300	639	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	11	10	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		100	(1)	11	10	0	(1)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	200	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		300	(1)	(6)	(7)	1	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(3)	(3)	1	0
Receive(5)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	(2)	(2)	0	(2)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(6)	(6)	1	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		200	(1)	(8)	(9)	2	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		200	(1)	(7)	(8)	3	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(4)	(4)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	13,800	(15)	271	256	11	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	400	(1)	18	17	0	(1)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	10	10	0	(1)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		300	(1)	(11)	(12)	1	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		200	(1)	15	14	0	(2)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		400	(1)	31	30	0	(5)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		200	(1)	(13)	(14)	2	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		200	(1)	(11)	(12)	2	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(7)	(7)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(8)	(8)	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		4,600	(46)	287	241	0	(51)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		2,200	21	(250)	(229)	62	0

							$2,306	$1,231	$3,537	$159	$(75)

Total Swap Agreements							$2,944	$1,631	$4,575	$159	$(88)

(g)

Securities with an aggregate market value of $2,709 and cash of $3,673 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(h)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2024	AUD	625		$413	$0	$(13)
	01/2024	GBP	104		132	0	0
	01/2024	JPY	237,448		1,609	0	(76)
	01/2024	NZD	66		40	0	(1)
	01/2024		$315	GBP	249	2	0
	03/2024	IDR	1,375,269		$86	0	(3)
	03/2024		$326	INR	27,302	1	0
	06/2024	KRW	129,602		$100	0	(1)
BPS	01/2024	DKK	4,532		668	0	(3)
	01/2024	EUR	481		523	0	(8)
	01/2024	GBP	395		501	0	(2)
	01/2024	HUF	21,335		61	0	(1)
	01/2024	JPY	138,451		944	0	(38)
	01/2024	KRW	130,724		100	0	(1)
	01/2024		$326	EUR	299	4	0
	01/2024		2	HUF	759	0	0
	01/2024		100	IDR	1,546,618	0	0
	01/2024		251	JPY	35,700	3	0
	01/2024	ZAR	2,296		$124	0	(1)
	02/2024		$51	TWD	1,624	3	0
	03/2024	CNH	40,350		$5,552	0	(143)
	03/2024		$1,134	INR	94,832	2	0
	06/2024	KRW	892,934		$683	0	(13)
BRC	01/2024	JPY	29,900		206	0	(6)
	01/2024	MXN	2,149		123	0	(3)
	01/2024		$281	AUD	417	3	0
	01/2024		50	ZAR	924	1	0
	03/2024		50	IDR	779,320	0	0
	06/2024	KRW	920,383		$705	0	(12)
BSH	01/2024	BRL	6,000		1,204	0	(31)
	01/2024		$708	BRL	3,500	13	0
	07/2024	BRL	3,700		$734	0	(15)
CBK	01/2024	AUD	665		443	0	(11)
	01/2024	EUR	348		375	0	(9)
	01/2024	HUF	1,751		5	0	0
	01/2024	IDR	1,542,854		100	0	0
	01/2024	KRW	129,271		100	0	0
	01/2024	MXN	4,407		243	0	(16)
	01/2024	NOK	332		31	0	(2)
	01/2024		$1,306	BRL	6,358	3	0
	01/2024		100	IDR	1,537,950	0	0
	01/2024		2,479	MXN	43,698	83	0
	01/2024		2,550	ZAR	47,144	24	0
	01/2024	ZAR	2,017		$110	0	(1)
	02/2024		$172	BRL	885	9	0
	03/2024	IDR	2,233,699		$144	0	(1)
	03/2024	ILS	451		124	0	(1)
	03/2024		$436	CNH	3,134	6	0
	03/2024		123	IDR	1,888,501	0	0
	04/2024	BRL	6,423		$1,306	0	(5)
	06/2024		$113	KRW	144,126	0	(1)
GLM	01/2024	BRL	3,000		$592	0	(25)
	01/2024	CAD	8,502		6,257	0	(160)
	01/2024	CHF	1,809		2,065	0	(88)
	01/2024	DKK	6,004		886	0	(4)
	01/2024	JPY	42,800		294	0	(10)
	01/2024	MXN	3,539		202	0	(6)
	01/2024		$322	AUD	486	9	0
	01/2024		309	BRL	1,500	0	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	0	MXN	3	0	0
01/2024	ZAR	951	$50	0	(2)
02/2024	BRL	1	0	0	0
03/2024	CNH	573	81	0	0
03/2024	$272	CNH	1,964	5	0
03/2024	15	IDR	232,030	0	0
07/2024	BRL	1,600	$323	0	(1)
JPM	01/2024	2,189	453	3	0
01/2024	CAD	400	293	0	(9)
01/2024	HUF	85,753	244	0	(3)
01/2024	$144	BRL	700	0	0
01/2024	50	KRW	64,807	0	0
02/2024	CAD	3,300	$2,416	0	(75)
02/2024	$1,965	BRL	9,637	16	0
03/2024	SGD	417	$314	0	(3)
03/2024	TWD	117,771	3,788	0	(113)
03/2024	$1,558	IDR	24,145,070	10	0
03/2024	340	INR	28,424	0	0
03/2024	85	TWD	2,625	2	0
04/2024	453	BRL	2,211	0	(2)
06/2024	KRW	953,070	$735	0	(8)
07/2024	BRL	700	141	0	(1)
MYI	01/2024	862	176	0	(1)
01/2024	EUR	16,041	17,631	0	(81)
01/2024	GBP	112	140	0	(3)
01/2024	HUF	3,518	10	0	0
01/2024	JPY	90,198	612	0	(28)
03/2024	IDR	451,438	29	0	0
03/2024	$105	IDR	1,628,442	1	0
06/2024	KRW	161,869	$124	0	(2)
06/2024	$39	KRW	50,742	1	0
RBC	04/2024	MXN	5	$0	0	0
SCX	01/2024	SEK	7,691	741	0	(22)
03/2024	HKD	4,381	562	0	0
03/2024	TWD	3,872	125	0	(4)
03/2024	$2	IDR	38,438	0	0
03/2024	740	INR	61,882	1	0
06/2024	KRW	474,638	$366	0	(4)
SSB	02/2024	CAD	1,000	726	0	(29)
UAG	01/2024	AUD	1,563	1,037	0	(28)
01/2024	GBP	2,146	2,715	0	(20)
01/2024	MXN	4,646	262	0	(10)
01/2024	NOK	1,486	139	0	(7)

Total Forward Foreign Currency Contracts	$205	$(1,167)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545%	01/16/2024	200	$(1)	$(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	200	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	400	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	400	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	300	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	100	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	200	(1)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	200	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	200	(1)	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	100	0	0
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	300	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	300	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	200	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	200	(1)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	100	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	100	0	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	100	(1)	0

Total Written Options	$(31)	$(34)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	5,809	5.890% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	$59,994	$0	$273	$273	$0
BPS	Receive	RADMFENT Index	503	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	786	0	(3)	0	(3)
Receive	RADMFENT Index	2,615	5.720% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	4,087	0	(13)	0	(13)
Receive	RADMFENT Index	2,090	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	3,267	0	(11)	0	(11)
Receive	RADMFXNT Index	9,351	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	15,847	0	(52)	0	(52)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

	Receive	RADMFENT Index	672	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	1,050	0	(4)	0	(4)
	Receive	RADMFENT Index	1,992	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	3,113	0	(10)	0	(10)
GST	Pay	S&P 500 Total Return Index	9,220	5.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	95,223	0	450	450	0
	Pay	S&P 500 Total Return Index	1,946	5.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024	20,098	0	92	92	0
JPM	Receive	ERADXULT Index	4,942	5.935% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	12,130	0	(58)	0	(58)
	Receive	RADMFENT Index	8,708	5.800% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	13,610	0	(51)	0	(51)
MEI	Receive	ERAEMLT Index	1,073	6.230% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	4,692	0	(22)	0	(22)
	Receive	ERAEMLT Index	3,606	6.250% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	15,768	0	(79)	0	(79)
MYI	Receive	RU20INTR Index	177	5.550% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	1,914	0	(8)	0	(8)
	Receive	ERADXULT Index	186	5.865% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	457	0	(1)	0	(1)
	Receive	NDDUEAFE Index	3,431	5.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	26,707	0	(108)	0	(108)
	Receive	NDDUEAFE Index	563	5.365% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	4,382	0	(22)	0	(22)
UAG	Receive	ERAUSST Index	836	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/24/2024	5,206	0	(22)	0	(22)

								$0	$351	$815	$(464)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	17,200	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$2,536	$0	$(69)	$0	$(69)
FAR	Pay	Advanced Micro Devices, Inc.	1,732	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	202	0	(52)	0	(52)
	Pay	Apple, Inc.	4,632	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	891	0	3	3	0
	Pay	Intel Corp.	5,131	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	212	0	(45)	0	(45)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	Microsoft Corp.	2,256	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	832	0	(13)	0	(13)

							$0	$(176)	$3	$(179)

Total Swap Agreements							$0	$175	$818	$(643)

(i)

Securities with an aggregate market value of $8,079 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)							Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$20,474	$0		$20,474
Industrials					0	1,472	0		1,472
Municipal Bonds & Notes
Washington					0	382	0		382
U.S. Government Agencies					0	43,409	0		43,409
U.S. Treasury Obligations					0	27,346	0		27,346
Non-Agency Mortgage-Backed Securities					0	50,905	13		50,918
Asset-Backed Securities					0	78,337	9		78,346
Sovereign Issues					0	2,400	0		2,400
Common Stocks
Consumer Discretionary					2,614	0	0		2,614
Information Technology					2,253	0	0		2,253
Short-Term Instruments
Commercial Paper					0	11,413	0		11,413
Repurchase Agreements					0	55,600	0		55,600
Short-Term Notes					0	995	0		995
Hungary Treasury Bills					0	323	0		323

Total Investments					$4,867	$293,056	$22		$297,945

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0	$(402)	$0		$(402)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					15	200	0		215
Over the counter					0	1,023	0		1,023

					$15	$1,223	$0		$1,238
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					0	(125)	0		(125)
Over the counter					0	(1,844)	0		(1,844)

					$0	$(1,969)	$0		$(1,969)

Total Financial Derivative Instruments					$15	$(746)	$0		$(731)

Totals					$4,882	$291,908	$22		$296,812

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.4% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Provincia de Buenos Aires 129.126% due 04/12/2025	ARS	61,009	$51

Total Argentina (Cost $2,912)			51

BRAZIL 5.8%
CORPORATE BONDS & NOTES 2.6%
Banco BTG Pactual SA 4.500% due 01/10/2025		$1,400	1,377
Braskem Netherlands Finance BV 4.500% due 01/10/2028		5,000	4,096
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		5,700	5,616
Centrais Eletricas Brasileiras SA 3.625% due 02/04/2025		400	388
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (c)(f)		3,151	108

			11,585

SOVEREIGN ISSUES 3.2%
Banco Nacional de Desenvolvimento Economico e Social 4.750% due 05/09/2024		200	199
Brazil Government International Bond
2.875% due 06/06/2025		500	483
4.250% due 01/07/2025		2,300	2,273
6.000% due 04/07/2026		200	206
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2024 (c)	BRL	55,600	11,158

			14,319

Total Brazil (Cost $27,027)			25,904

CAYMAN ISLANDS 1.1%
CORPORATE BONDS & NOTES 1.1%
QNB Finance Ltd.
1.125% due 06/17/2024		$2,300	2,249
3.500% due 03/28/2024		2,800	2,785

Total Cayman Islands (Cost $5,082)			5,034

CHILE 3.4%
CORPORATE BONDS & NOTES 0.6%
Banco del Estado de Chile 2.704% due 01/09/2025		$800	775
Banco Santander Chile 2.700% due 01/10/2025		700	681
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		500	461
4.700% due 05/07/2050		1,000	829

			2,746

SOVEREIGN ISSUES 2.8%
Chile Government International Bond
1.625% due 01/30/2025	EUR	7,000	7,569
3.100% due 01/22/2061		$500	337

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.340% due 03/07/2042		5,000	4,483

			12,389

Total Chile (Cost $16,111)			15,135

COLOMBIA 4.4%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol SA 5.375% due 06/26/2026		$560	549

SOVEREIGN ISSUES 4.3%
Colombia Government International Bond
3.125% due 04/15/2031		200	163
3.875% due 04/25/2027		19,800	18,932

			19,095

Total Colombia (Cost $19,036)			19,644

DOMINICAN REPUBLIC 1.1%
SOVEREIGN ISSUES 1.1%
Dominican Republic International Bond
4.875% due 09/23/2032		$2,500	2,282
5.500% due 01/27/2025		2,000	1,993
5.950% due 01/25/2027		200	201
6.875% due 01/29/2026		400	408

Total Dominican Republic (Cost $5,320)			4,884

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		$876	689
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		1,000	918

Total India (Cost $1,917)			1,607

INDONESIA 3.3%
CORPORATE BONDS & NOTES 0.5%
Pelabuhan Indonesia Persero PT 4.250% due 05/05/2025		$2,000	1,963

SOVEREIGN ISSUES 2.8%
Indonesia Government International Bond
3.500% due 02/14/2050		2,000	1,621
4.750% due 07/18/2047		755	749
5.125% due 01/15/2045		1,865	1,930
5.250% due 01/17/2042		500	522
5.250% due 01/08/2047		1,249	1,303
5.950% due 01/08/2046		918	1,037
6.750% due 01/15/2044		2,400	2,961
7.750% due 01/17/2038		1,025	1,317
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		1,000	964

			12,404

Total Indonesia (Cost $15,990)			14,367

ISRAEL 1.7%
SOVEREIGN ISSUES 1.7%
Israel Government International Bond
3.375% due 01/15/2050		$5,400	3,849
3.875% due 07/03/2050		5,000	3,877

Total Israel (Cost $11,729)			7,726

IVORY COAST 1.0%
SOVEREIGN ISSUES 1.0%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	2,288
5.875% due 10/17/2031		2,000	1,985

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Total Ivory Coast (Cost $4,731)			4,273

LUXEMBOURG 2.4%
		SHARES
COMMON STOCKS 1.0%
Drillco Holding Lux SA «(a)		43,876	1,090
Drillco Holding Lux SA «(a)(g)		123,735	3,072
Forsea Holding SA «(a)		4,874	121

			4,283

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.4%
FORESEA Holding SA 7.500% due 06/15/2030		$2,149	1,991
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038		2,000	2,089
TMS Issuer SARL 5.780% due 08/23/2032		2,000	2,091

			6,171

Total Luxembourg (Cost $8,068)			10,454

MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Petronas Capital Ltd.
3.500% due 04/21/2030		$2,300	2,161
4.550% due 04/21/2050		500	460
4.800% due 04/21/2060		200	190
Petronas Energy Canada Ltd. 2.112% due 03/23/2028		500	454

Total Malaysia (Cost $3,576)			3,265

MAURITIUS 1.1%
CORPORATE BONDS & NOTES 1.1%
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		$3,000	2,943
5.950% due 07/29/2026		2,000	1,939

Total Mauritius (Cost $5,047)			4,882

MEXICO 6.6%
CORPORATE BONDS & NOTES 1.7%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.125% due 06/06/2024		$2,000	1,981
Coca-Cola Femsa SAB de CV 1.850% due 09/01/2032		2,000	1,593
Petroleos Mexicanos
6.700% due 02/16/2032		498	414
7.690% due 01/23/2050		500	356
10.000% due 02/07/2033		3,000	3,016

			7,360

SOVEREIGN ISSUES 4.9%
Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	310
2.750% due 11/27/2031 (e)	MXN	146,590	7,623
3.000% due 12/03/2026 (e)		27,306	1,494
4.000% due 11/30/2028 (e)		50,300	2,897
4.750% due 04/27/2032		$3,000	2,894

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

5.000% due 04/27/2051		7,300	6,355

			21,573

Total Mexico (Cost $30,121)			28,933

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond 4.950% due 04/28/2031		$1,000	979

Total Paraguay (Cost $1,129)			979

PERU 1.1%
SOVEREIGN ISSUES 1.1%
Peru Government International Bond
2.783% due 01/23/2031		$1,000	873
5.625% due 11/18/2050		2,680	2,798
6.350% due 08/12/2028	PEN	3,500	969

Total Peru (Cost $6,204)			4,640

QATAR 4.6%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$700	597

SOVEREIGN ISSUES 4.5%
Qatar Government International Bond
3.375% due 03/14/2024		2,400	2,390
3.400% due 04/16/2025		3,200	3,142
3.750% due 04/16/2030		4,100	4,008
4.000% due 03/14/2029		3,200	3,179
4.400% due 04/16/2050		2,000	1,848
4.500% due 04/23/2028		2,000	2,026
4.817% due 03/14/2049		1,200	1,171
5.103% due 04/23/2048		2,000	2,029

			19,793

Total Qatar (Cost $21,127)			20,390

ROMANIA 1.8%
SOVEREIGN ISSUES 1.8%
Romania Government International Bond
2.000% due 01/28/2032	EUR	3,000	2,570
2.000% due 04/14/2033		3,000	2,486
3.624% due 05/26/2030		3,000	3,051

Total Romania (Cost $7,679)			8,107

SAUDI ARABIA 3.0%
SOVEREIGN ISSUES 3.0%
Saudi Government International Bond
3.250% due 10/26/2026		$400	386
4.000% due 04/17/2025		1,000	986
4.750% due 01/18/2028		5,000	5,058
4.875% due 07/18/2033		5,000	5,113
5.000% due 01/18/2053		2,000	1,888

Total Saudi Arabia (Cost $13,242)			13,431

SERBIA 3.9%
SOVEREIGN ISSUES 3.9%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	3,000	2,803
1.500% due 06/26/2029		5,400	5,043
1.650% due 03/03/2033		150	123
2.050% due 09/23/2036		2,500	1,926
3.125% due 05/15/2027		6,900	7,302

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Total Serbia (Cost $21,293)			17,197

SOUTH AFRICA 9.9%
SOVEREIGN ISSUES 9.9%
South Africa Government International Bond
4.875% due 04/14/2026		$200	198
5.750% due 09/30/2049		400	321
10.500% due 12/21/2026	ZAR	760,400	43,517

Total South Africa (Cost $52,433)			44,036

UNITED ARAB EMIRATES 2.2%
SOVEREIGN ISSUES 2.2%
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031		$2,100	1,783
2.700% due 09/02/2070		4,500	2,860
3.125% due 04/16/2030		4,900	4,621
3.875% due 04/16/2050		793	667

Total United Arab Emirates (Cost $12,625)			9,931

UNITED STATES 1.6%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust 6.070% due 03/25/2037 •		$180	71
Morgan Stanley Mortgage Loan Trust 6.190% due 04/25/2037 •		205	57

			128

CORPORATE BONDS & NOTES 1.5%
DAE Funding LLC 1.625% due 02/15/2024		3,000	2,984
Rio Oil Finance Trust
8.200% due 04/06/2028		450	461
9.750% due 01/06/2027		3,141	3,273

			6,718

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 3.887% due 02/25/2036 ~		4	4
Chase Mortgage Finance Trust 4.114% due 03/25/2037 ~		13	12
Citigroup Mortgage Loan Trust
4.318% due 03/25/2034 ~		2	2
4.816% due 07/25/2046 ~		8	8
Countrywide Home Loan Mortgage Pass-Through Trust
3.701% due 10/20/2035 «~		2	2
4.430% due 09/25/2047 ~		5	5
Luminent Mortgage Trust 5.830% due 12/25/2036 •		6	6
MASTR Adjustable Rate Mortgages Trust 5.950% due 05/25/2037 •		87	37
Merrill Lynch Alternative Note Asset Trust
6.070% due 03/25/2037 •		219	54
11.715% due 06/25/2037 ~		85	47
Merrill Lynch Mortgage-Backed Securities Trust 3.628% due 04/25/2037 ~		15	13
Morgan Stanley Mortgage Loan Trust 7.035% due 06/25/2036 ~		3	3
Sequoia Mortgage Trust 3.701% due 01/20/2047 ~		6	4
WaMu Mortgage Pass-Through Certificates Trust
3.270% due 01/25/2037 ~		16	13
3.315% due 05/25/2037 ~		20	15
3.325% due 04/25/2037 ~		11	9
3.918% due 12/25/2036 ~		33	29
4.272% due 12/25/2036 ~		10	9

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.469% due 09/25/2036 ~		15	12

			284

Total United States (Cost $7,524)			7,130

SHORT-TERM INSTRUMENTS 64.1%
REPURCHASE AGREEMENTS (h) 61.9%			274,900

HUNGARY TREASURY BILLS 1.2%
10.900% due 01/04/2024 (c)(d)	HUF	1,881,000	5,419

U.S. TREASURY BILLS 1.0%
5.384% due 01/25/2024 - 03/28/2024 (b)(c)(k)		$4,385	4,354

Total Short-Term Instruments (Cost $284,710)			284,673

Total Investments in Securities (Cost $584,633)			556,673

		SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III		943,628	9,179

Total Short-Term Instruments (Cost $9,231)			9,179

Total Investments in Affiliates (Cost $9,231)			9,179

Total Investments 127.5% (Cost $593,864)			$565,852
Financial Derivative Instruments (i)(j) (0.5)%(Cost or Premiums, net $(1,592))			(2,147)
Other Assets and Liabilities, net (27.0)%			(119,738)

Net Assets 100.0%			$443,967

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description							Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA							06/08/2023		$2,475	$3,072	0.69%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.490%	01/02/2024	01/03/2024	$126,100		U.S. Treasury Notes 4.125% due 06/15/2026			$(128,703)	$126,100	$126,100
BRC	5.590	12/29/2023	01/02/2024	126,400		U.S. Treasury Notes 3.625% due 05/15/2026			(129,029)	126,400	126,479
FICC	2.600	12/29/2023	01/02/2024	900		U.S. Treasury Notes 0.375% due 11/30/2025			(918)	900	900
JPS	5.450	12/29/2023	01/02/2024	21,500		U.S. Treasury Bonds 1.875% due 02/15/2041			(21,916)	21,500	21,513

Total Repurchase Agreements									$(280,566)	$274,900	$274,992

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

iTraxx Asia Ex-Japan 39 5-Year Index		1.000%	Quarterly	12/20/2028		$2,700	$(31)	$44	$13	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	10.665%	Maturity	01/02/2024	BRL	81,600	$0	$(641)	$(641)	$0	$(1)
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		312,600	0	(2,346)	(2,346)	0	(2)
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		62,700	0	(453)	(453)	0	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		178,800	0	(1,168)	(1,168)	0	(1)
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		120,000	0	(739)	(739)	0	(1)
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2024		3,900	0	(24)	(24)	0	0
Pay	1-Year BRL-CDI	10.853	Maturity	01/02/2025		30,900	0	(164)	(164)	0	(3)
Pay	1-Year BRL-CDI	11.038	Maturity	01/02/2025		82,800	0	(360)	(360)	0	(7)
Pay	1-Year BRL-CDI	11.108	Maturity	01/02/2025		93,300	0	(372)	(372)	0	(8)
Pay	1-Year BRL-CDI	11.228	Maturity	01/02/2025		90,800	0	(307)	(307)	0	(8)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Year BRL-CDI	12.255	Maturity	01/02/2025	290,000	0	284	284	0	(24)
Pay	1-Year BRL-CDI	12.420	Maturity	01/02/2025	40,000	0	67	67	0	(3)
Pay	1-Year BRL-CDI	12.649	Maturity	01/02/2025	85,000	0	231	231	0	(7)
Pay	1-Year BRL-CDI	10.145	Maturity	01/04/2027	32,100	0	(179)	(179)	0	(4)
Pay	1-Year BRL-CDI	10.231	Maturity	01/04/2027	132,400	0	(654)	(654)	0	(18)
Pay	1-Year BRL-CDI	12.198	Maturity	01/04/2027	30,000	0	246	246	0	(4)
Pay	1-Year BRL-CDI	12.350	Maturity	01/04/2027	101,000	0	924	924	0	(13)

$0	$(5,655)	$(5,655)	$0	$(104)

Total Swap Agreements	$(31)	$(5,611)	$(5,642)	$1	$(104)

Cash of $4,122 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	03/2024	CNH	26,757	$3,712	$0	$(64)
BOA	01/2024	$10,341	JPY	1,525,982	489	0
01/2024	249	MXN	4,238	0	(1)
01/2024	1,637	TRY	48,320	0	(1)
03/2024	CNH	130,828	$18,063	0	(403)
03/2024	IDR	40,415,280	2,570	0	(54)
03/2024	$352	IDR	5,487,721	5	0
03/2024	10,015	INR	838,074	20	0
06/2024	KRW	2,268,028	$1,743	0	(25)
BPS	01/2024	HUF	20,357	58	0	(1)
01/2024	KRW	722,579	550	0	(8)
01/2024	$7,984	BRL	39,018	48	0
01/2024	3	HUF	1,149	0	0
01/2024	1,350	IDR	20,880,991	6	0
01/2024	7	KRW	9,649	0	0
01/2024	8,891	ZAR	164,829	108	0
02/2024	TWD	606,506	$19,081	0	(957)
03/2024	CNH	79,520	11,049	0	(175)
03/2024	TWD	793	26	0	(1)
03/2024	$156	CNH	1,130	3	0
03/2024	4,333	IDR	66,507,201	1	(15)
03/2024	34,803	INR	2,911,014	56	0
03/2024	4,820	TWD	151,871	210	0
06/2024	KRW	9,143,246	$6,999	0	(129)
BRC	01/2024	1,550,760	1,200	1	0
01/2024	$15,985	MXN	272,807	9	0
01/2024	6,512	TRY	192,956	0	(1)
01/2024	1,191	ZAR	22,183	20	0
03/2024	850	IDR	13,207,577	8	0
03/2024	19	THB	652	0	0
03/2024	6,424	TRY	203,174	42	(33)
04/2024	12,009	386,445	0	(151)
06/2024	KRW	9,414,452	$7,213	0	(126)
CBK	01/2024	BRL	102,555	21,063	0	(49)
01/2024	HUF	336,192	960	0	(9)
01/2024	IDR	18,514,245	1,203	0	0
01/2024	MXN	248,071	14,072	0	(472)
01/2024	$14,711	MXN	270,243	1,132	0
01/2024	ZAR	63,125	$3,330	0	(117)
03/2024	PEN	4,747	1,261	0	(19)
03/2024	$1,203	IDR	18,518,996	0	0
03/2024	35	ILS	127	0	0
04/2024	21,063	BRL	103,594	88	0
06/2024	KRW	63,683	$49	0	0
DUB	01/2024	909,790	700	0	(3)
01/2024	$20,497	BRL	101,372	372	0
01/2024	18,980	MXN	330,318	385	0
01/2024	ZAR	104	$6	0	0
03/2024	CNH	62,265	8,641	0	(148)
03/2024	IDR	15,952	1	0	0
03/2024	SGD	49,237	37,197	0	(243)
03/2024	$392	IDR	6,129,482	6	0
06/2024	KRW	10,177,841	$7,819	0	(115)
GLM	01/2024	CAD	126,793	93,323	2	(2,378)
01/2024	JPY	176,600	1,205	0	(49)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

01/2024	MXN	228	12	0	(1)
01/2024	$28,894	MXN	506,690	812	0
01/2024	ZAR	13,296	$698	0	(27)
02/2024	BRL	242	50	0	0
02/2024	$26,966	BRL	137,730	1,341	0
02/2024	11,792	TRY	361,290	0	(92)
03/2024	CNH	40,485	$5,611	0	(103)
03/2024	$9,040	IDR	139,217,746	6	(5)
03/2024	4,571	THB	160,575	165	0
03/2024	1,795	TRY	56,412	0	(16)
04/2024	BRL	55,600	$11,078	0	(274)
JPM	01/2024	37,712	7,810	48	(1)
01/2024	HUF	853,695	2,440	0	(21)
01/2024	$1,350	IDR	20,772,450	0	(1)
01/2024	551	KRW	712,886	0	0
01/2024	5,057	TRY	149,769	0	0
02/2024	9,932	BRL	48,712	80	0
02/2024	1,614	TRY	49,261	0	(5)
03/2024	IDR	123,306,580	$7,954	0	(54)
03/2024	TWD	1,559,397	50,156	0	(1,497)
03/2024	$261	BRL	1,283	1	0
03/2024	9,628	IDR	148,652,945	26	0
03/2024	10,436	INR	872,511	12	0
03/2024	11	SGD	15	0	0
04/2024	7,549	BRL	36,805	0	(34)
06/2024	KRW	9,798,363	$7,561	0	(78)
MBC	01/2024	HUF	665,916	1,892	0	(27)
03/2024	CNH	733	101	0	(2)
03/2024	$11,745	IDR	181,061,785	13	0
MYI	01/2024	EUR	31,094	$34,176	0	(158)
01/2024	$3,932	JPY	579,668	182	0
01/2024	2,585	ZAR	47,493	8	0
03/2024	CNH	88,701	$12,300	0	(220)
03/2024	IDR	154,050,607	10,009	4	0
03/2024	$6,582	IDR	101,419,743	11	(6)
06/2024	KRW	5,955,086	$4,579	0	(64)
NGF	03/2024	$4,114	TWD	129,291	169	0
RBC	04/2024	41	MXN	719	1	0
SCX	01/2024	3,629	TRY	107,437	0	(1)
01/2024	ZAR	102,421	$5,399	0	(192)
03/2024	CNH	87,083	12,029	0	(263)
03/2024	IDR	20,389,444	1,299	0	(25)
03/2024	$3,223	IDR	50,185,339	41	(5)
03/2024	22,714	INR	1,899,563	33	0
03/2024	43,466	THB	1,502,404	843	0
03/2024	2,612	TWD	82,446	119	0
06/2024	KRW	4,855,006	$3,740	0	(45)
SSB	01/2024	$1,111	CLP	981,909	3	0
TOR	01/2024	6,499	JPY	953,269	266	0
03/2024	CNH	42,115	$5,833	0	(111)
03/2024	IDR	17,979,382	1,139	0	(28)
UAG	01/2024	MXN	37,290	2,106	0	(80)
01/2024	ZAR	92,684	4,855	0	(205)

Total Forward Foreign Currency Contracts	$7,195	$(9,388)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.121%	$6,000	$142	$(39)	$103	$0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	400	(18)	16	0	(2)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	2,800	(134)	136	2	0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	700	(62)	58	0	(4)
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.782	3,000	(31)	59	28	0
BRC	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.051	5,000	16	8	24	0
Chile Government International Bond	1.000	Quarterly	12/20/2025	0.121	5,700	136	(38)	98	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.769	2,110	(100)	114	14	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.769	2,300	(116)	132	16	0
Petroleos Mexicanos	1.000	Quarterly	06/20/2024	1.637	3,000	(93)	85	0	(8)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	3,500	(312)	294	0	(18)
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.080	1,200	(27)	27	0	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	4,500	(401)	377	0	(24)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	12,700	(561)	481	0	(80)

Total Swap Agreements	$(1,561)	$1,710	$285	$(136)

(k)

Securities with an aggregate market value of $4,354 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$51	$0	$51
Brazil
Corporate Bonds & Notes	0	11,585	0	11,585
Sovereign Issues	0	14,319	0	14,319
Cayman Islands
Corporate Bonds & Notes	0	5,034	0	5,034
Chile
Corporate Bonds & Notes	0	2,746	0	2,746
Sovereign Issues	0	12,389	0	12,389
Colombia
Corporate Bonds & Notes	0	549	0	549
Sovereign Issues	0	19,095	0	19,095
Dominican Republic
Sovereign Issues	0	4,884	0	4,884
India
Corporate Bonds & Notes	0	1,607	0	1,607
Indonesia
Corporate Bonds & Notes	0	1,963	0	1,963
Sovereign Issues	0	12,404	0	12,404
Israel
Sovereign Issues	0	7,726	0	7,726
Ivory Coast
Sovereign Issues	0	4,273	0	4,273
Luxembourg
Common Stocks	0	0	4,283	4,283
Corporate Bonds & Notes	0	6,171	0	6,171
Malaysia
Corporate Bonds & Notes	0	3,265	0	3,265
Mauritius
Corporate Bonds & Notes	0	4,882	0	4,882
Mexico
Corporate Bonds & Notes	0	7,360	0	7,360
Sovereign Issues	0	21,573	0	21,573
Paraguay
Sovereign Issues	0	979	0	979
Peru
Sovereign Issues	0	4,640	0	4,640
Qatar
Corporate Bonds & Notes	0	597	0	597
Sovereign Issues	0	19,793	0	19,793
Romania
Sovereign Issues	0	8,107	0	8,107
Saudi Arabia
Sovereign Issues	0	13,431	0	13,431
Serbia
Sovereign Issues	0	17,197	0	17,197
South Africa
Sovereign Issues	0	44,036	0	44,036
United Arab Emirates
Sovereign Issues	0	9,931	0	9,931
United States
Asset-Backed Securities	0	128	0	128

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Corporate Bonds & Notes	0	6,718	0	6,718
Non-Agency Mortgage-Backed Securities	0	282	2	284
Short-Term Instruments
Repurchase Agreements	0	274,900	0	274,900
Hungary Treasury Bills	0	5,419	0	5,419
U.S. Treasury Bills	0	4,354	0	4,354

	$0	$552,388	$4,285	$556,673
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,179	$0	$0	$9,179

Total Investments	$9,179	$552,388	$4,285	$565,852

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	7,480	0	7,480

	$0	$7,481	$0	$7,481
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(104)	0	(104)
Over the counter	0	(9,524)	0	(9,524)

	$0	$(9,628)	$0	$(9,628)

Total Financial Derivative Instruments	$0	$(2,147)	$0	$(2,147)

Totals	$9,179	$550,241	$4,285	$563,705

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.5%
Amsurg
10.110% due 11/03/2026 «		$1,056	$1,056
13.258% due 09/15/2028 «		4,674	4,674
Cerba Healthcare SAS 7.843% (EUR001M + 4.000%) due 02/16/2029 ~	EUR	2,200	2,192
CQP Holdco LP 8.360% due 12/31/2030		$1,814	1,820
Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK) 18.000% due 08/02/2027 (a)		629	560
Lifepoint Health, Inc. 11.168% due 11/16/2028		200	200
Medline Borrower LP 8.470% due 10/23/2028		589	592
MPH Acquisition Holdings LLC 9.900% due 09/01/2028		1,510	1,460
Worldpay LLC TBD% due 09/20/2030		200	201

Total Loan Participations and Assignments (Cost $12,975)			12,755

CORPORATE BONDS & NOTES 69.5%
BANKING & FINANCE 10.8%
Alliant Holdings Intermediate LLC 7.000% due 01/15/2031		400	422
Armor Holdco, Inc. 8.500% due 11/15/2029		1,000	908
Banca Monte dei Paschi di Siena SpA 8.500% due 09/10/2030 •	EUR	400	445
BGC Group, Inc. 8.000% due 05/25/2028		$100	105
BNP Paribas SA 8.500% due 08/14/2028 (d)(e)		200	210
Brandywine Operating Partnership LP 4.550% due 10/01/2029		1,000	877
Burford Capital Global Finance LLC
6.250% due 04/15/2028		750	721
9.250% due 07/01/2031		750	798
Cantor Fitzgerald LP 7.200% due 12/12/2028		100	103
Credit Acceptance Corp. 9.250% due 12/15/2028		125	133
Curo Group Holdings Corp. 7.500% due 08/01/2028		700	236
Freedom Mortgage Corp. 6.625% due 01/15/2027		3,000	2,866
Greystar Real Estate Partners LLC 7.750% due 09/01/2030		100	105
HAT Holdings LLC 8.000% due 06/15/2027		1,275	1,329
Intesa Sanpaolo SpA 4.198% due 06/01/2032		400	330
Jane Street Group 4.500% due 11/15/2029		1,350	1,260
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		400	362
5.500% due 08/15/2028		1,975	1,901
OneMain Finance Corp. 9.000% due 01/15/2029		1,425	1,508
PennyMac Financial Services, Inc.
5.750% due 09/15/2031		500	463
7.875% due 12/15/2029		100	103
Provident Funding Associates LP 6.375% due 06/15/2025		2,653	2,448
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2025 (a)		225	24
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2026 (a)		225	18
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)		451	36
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)		676	31

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)		676	37
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)		318	12
UBS Group AG 9.250% due 11/13/2028 (d)(e)		100	108
USI, Inc. 7.500% due 01/15/2032		226	232
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(b)		293	159

			18,290

INDUSTRIALS 54.3%
Acushnet Co. 7.375% due 10/15/2028		25	26
ADT Security Corp. 4.125% due 08/01/2029		400	369
Altice Financing SA
5.000% due 01/15/2028		175	159
5.750% due 08/15/2029		250	222
Altice France SA 5.500% due 10/15/2029		2,700	2,121
AMC Networks, Inc. 4.250% due 02/15/2029		900	688
American Airlines Pass-Through Trust 3.375% due 11/01/2028		58	53
American Airlines, Inc.
5.500% due 04/20/2026		417	414
5.750% due 04/20/2029		1,300	1,269
Axalta Coating Systems Dutch Holding B BV 7.250% due 02/15/2031		700	735
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,125	1,038
4.000% due 10/15/2030		1,050	943
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028		1,500	1,584
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,225	1,182
Bombardier, Inc.
7.125% due 06/15/2026		233	232
8.750% due 11/15/2030		900	959
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		950	871
Carnival Corp. 7.000% due 08/15/2029		2,500	2,612
CCO Holdings LLC
4.250% due 01/15/2034		850	692
4.750% due 02/01/2032		500	442
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		1,000	990
Central Parent LLC 8.000% due 06/15/2029		100	104
Cheplapharm Arzneimittel GmbH 3.500% due 02/11/2027	EUR	1,000	1,071
Chobani LLC
4.625% due 11/15/2028		$1,000	936
7.500% due 04/15/2025		400	398
Churchill Downs, Inc.
4.750% due 01/15/2028		1,000	959
5.750% due 04/01/2030		900	879
Cinemark USA, Inc.
5.250% due 07/15/2028		25	23
5.875% due 03/15/2026		25	24
Cloud Software Group, Inc. 6.500% due 03/31/2029		525	500
CNX Resources Corp. 7.250% due 03/14/2027		111	112
Community Health Systems, Inc.
5.250% due 05/15/2030		1,200	1,005
6.000% due 01/15/2029		800	721
Comstock Resources, Inc.
5.875% due 01/15/2030		100	87
6.750% due 03/01/2029		100	92
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (a)		2,634	1,916
Diamond Foreign Asset Co. 8.500% due 10/01/2030		75	77
Diamond Sports Group LLC 5.375% due 08/15/2026 ^(b)		500	26
DISH Network Corp. 11.750% due 11/15/2027		1,500	1,567
Dufry One BV 2.000% due 02/15/2027	EUR	1,500	1,553
Embecta Corp. 5.000% due 02/15/2030		$300	255

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

EQM Midstream Partners LP
4.500% due 01/15/2029		100	95
4.750% due 01/15/2031		100	93
First Student Bidco, Inc. 4.000% due 07/31/2029		1,000	868
Frontier Communications Holdings LLC 5.000% due 05/01/2028		400	370
Gap, Inc.
3.625% due 10/01/2029		1,050	899
3.875% due 10/01/2031		25	21
Garda World Security Corp. 6.000% due 06/01/2029		1,100	987
GFL Environmental, Inc.
3.500% due 09/01/2028		450	416
6.750% due 01/15/2031		275	284
GN Bondco LLC 9.500% due 10/15/2031		525	513
goeasy Ltd. 9.250% due 12/01/2028		600	641
Gray Television, Inc. 5.875% due 07/15/2026		300	292
Grifols SA 3.875% due 10/15/2028	EUR	3,000	3,034
GTCR W-2 Merger Sub LLC 7.500% due 01/15/2031		$300	317
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026		100	94
Hertz Corp. 4.625% due 12/01/2026		100	90
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		800	699
Hologic, Inc. 3.250% due 02/15/2029		100	91
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)		300	288
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)		1,000	983
Ingevity Corp. 3.875% due 11/01/2028		100	90
Jaguar Land Rover Automotive PLC 4.500% due 10/01/2027		1,000	944
Kaiser Aluminum Corp.
4.500% due 06/01/2031		100	86
4.625% due 03/01/2028		100	93
Kinetik Holdings LP 6.625% due 12/15/2028		300	306
LABL, Inc.
5.875% due 11/01/2028		675	613
6.750% due 07/15/2026		1,000	974
Las Vegas Sands Corp. 3.900% due 08/08/2029		1,400	1,292
Legacy LifePoint Health LLC 4.375% due 02/15/2027		25	23
Level 3 Financing, Inc.
3.625% due 01/15/2029		2,500	1,312
4.250% due 07/01/2028		925	550
LifePoint Health, Inc. 11.000% due 10/15/2030		600	633
Light & Wonder International, Inc. 7.500% due 09/01/2031		100	104
Lindblad Expeditions Holdings, Inc. 9.000% due 05/15/2028		1,500	1,558
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		100	94
Madison IAQ LLC 4.125% due 06/30/2028		500	455
Medline Borrower LP 3.875% due 04/01/2029		800	724
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		500	448
Murphy Oil USA, Inc. 3.750% due 02/15/2031		100	87
Nabors Industries, Inc. 9.125% due 01/31/2030		100	100
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028		525	565
NextEra Energy Operating Partners LP
3.875% due 10/15/2026		50	48
4.500% due 09/15/2027		300	289
7.250% due 01/15/2029		400	419
Novelis Corp. 3.250% due 11/15/2026		100	94
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		1,075	969
7.125% due 10/01/2027		175	175

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Organon & Co.
4.125% due 04/30/2028	900	829
5.125% due 04/30/2031	1,325	1,135
Parkland Corp.
4.500% due 10/01/2029	100	92
4.625% due 05/01/2030	100	92
Permian Resources Operating LLC
7.000% due 01/15/2032	600	619
8.000% due 04/15/2027	100	104
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044	700	553
Petroleos de Venezuela SA
5.375% due 04/12/2037	1,250	139
5.500% due 04/12/2047	1,250	141
PetSmart, Inc.
4.750% due 02/15/2028	1,000	944
7.750% due 02/15/2029	1,400	1,363
Post Holdings, Inc. 5.625% due 01/15/2028	1,000	992
Prime Security Services Borrower LLC 3.375% due 08/31/2027	350	325
PTC, Inc. 4.000% due 02/15/2028	200	190
Rackspace Technology Global, Inc. 5.375% due 12/01/2028	500	180
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	100	107
Rand Parent LLC 8.500% due 02/15/2030	1,000	957
Resorts World Las Vegas LLC 8.450% due 07/27/2030	225	232
Rolls-Royce PLC 5.750% due 10/15/2027	100	100
Royal Caribbean Cruises Ltd.
5.500% due 08/31/2026	3,000	2,972
5.500% due 04/01/2028	2,000	1,976
Sabre Global, Inc.
8.625% due 06/01/2027	371	338
11.250% due 12/15/2027	320	315
Scotts Miracle-Gro Co. 4.375% due 02/01/2032	225	190
Seadrill Finance Ltd. 8.375% due 08/01/2030	300	313
Sealed Air Corp. 7.250% due 02/15/2031	400	425
Simmons Foods, Inc. 4.625% due 03/01/2029	1,000	866
Spirit AeroSystems, Inc.
9.375% due 11/30/2029	100	110
9.750% due 11/15/2030	800	861
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025	1,000	720
Standard Industries, Inc. 4.375% due 07/15/2030	1,600	1,471
Sunoco LP 4.500% due 05/15/2029	100	93
Tapestry, Inc. 7.700% due 11/27/2030	800	843
TopBuild Corp. 4.125% due 02/15/2032	100	89
TransDigm, Inc.
4.625% due 01/15/2029	2,000	1,879
6.750% due 08/15/2028	1,000	1,024
6.875% due 12/15/2030	1,200	1,237
U.S. Foods, Inc. 7.250% due 01/15/2032	600	626
United Airlines, Inc. 4.625% due 04/15/2029	1,500	1,404
United Rentals North America, Inc. 4.875% due 01/15/2028	800	782
Univision Communications, Inc.
6.625% due 06/01/2027	600	599
8.000% due 08/15/2028	150	155
Valaris Ltd. 8.375% due 04/30/2030	550	564
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	800	727
3.875% due 11/01/2033	800	679
4.125% due 08/15/2031	900	794
Venture Global LNG, Inc. 9.875% due 02/01/2032	1,000	1,042
Victoria's Secret & Co. 4.625% due 07/15/2029	100	84
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029	1,000	976

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Virgin Media Secured Finance PLC 4.500% due 08/15/2030		1,925	1,716
Vital Energy, Inc. 9.750% due 10/15/2030		125	130
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		1,500	1,341
WMG Acquisition Corp. 3.000% due 02/15/2031		750	644
Yum! Brands, Inc. 4.625% due 01/31/2032		800	749
Ziggo BV 4.875% due 01/15/2030		100	89
ZipRecruiter, Inc. 5.000% due 01/15/2030		100	87

			92,030

UTILITIES 4.4%
Antero Midstream Partners LP 5.750% due 03/01/2027		400	397
Blue Racer Midstream LLC 7.625% due 12/15/2025		275	279
Calpine Corp.
3.750% due 03/01/2031		400	351
5.000% due 02/01/2031		700	643
Electricite de France SA 9.125% due 03/15/2033 (d)		1,000	1,119
EP Infrastructure AS 1.698% due 07/30/2026	EUR	1,500	1,491
FORESEA Holding SA 7.500% due 06/15/2030		$234	217
Genesis Energy LP 8.250% due 01/15/2029		500	515
NSG Holdings LLC 7.750% due 12/15/2025		93	92
PBF Holding Co. LLC
6.000% due 02/15/2028		100	97
7.875% due 09/15/2030		200	204
Telecom Italia SpA 7.875% due 07/31/2028	EUR	1,300	1,598
Vistra Operations Co. LLC 7.750% due 10/15/2031		$500	520

			7,523

Total Corporate Bonds & Notes (Cost $119,988)			117,843

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (a)		678	53

Total Convertible Bonds & Notes (Cost $83)			53

MUNICIPAL BONDS & NOTES 0.2%
FLORIDA 0.2%
Sunrise, Florida Special Assessment Notes, Series 2015 4.800% due 05/01/2025		255	251

Total Municipal Bonds & Notes (Cost $254)			251

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Notes
4.625% due 11/15/2026		7,000	7,112

Total U.S. Treasury Obligations (Cost $6,990)			7,112

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Adjustable Rate Mortgage Trust 4.907% due 10/25/2035 «~		56	40
Banc of America Funding Trust 3.896% due 03/20/2036 ~		44	35
Bear Stearns ALT-A Trust 5.190% due 01/25/2035 «~		2	1
Citigroup Mortgage Loan Trust 7.860% due 11/25/2035 •		26	26
Countrywide Alternative Loan Trust
4.014% due 10/25/2035 «~		18	15
5.830% due 05/25/2047 ~		11	9
5.892% due 03/20/2046 •		19	15
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 05/25/2036		41	19

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Downey Savings & Loan Association Mortgage Loan Trust 5.970% due 02/19/2045 •	3	3
First Horizon Alternative Mortgage Securities Trust 6.000% due 05/25/2036	42	18
GSR Mortgage Loan Trust
4.489% due 11/25/2035 ~	6	6
5.939% due 04/25/2035 «~	1	1
HarborView Mortgage Loan Trust 5.850% due 01/19/2038 •	12	10
IndyMac INDX Mortgage Loan Trust 3.767% due 09/25/2035 ~	28	23
JP Morgan Mortgage Trust
4.538% due 07/25/2035 ~	20	19
6.000% due 08/25/2037	57	28
Residential Asset Securitization Trust 6.000% due 05/25/2037	49	26
Structured Asset Mortgage Investments Trust 5.910% due 05/25/2036 •	13	10
WaMu Mortgage Pass-Through Certificates Trust 3.792% due 10/25/2036 ~	54	49

Total Non-Agency Mortgage-Backed Securities (Cost $367)		353

ASSET-BACKED SECURITIES 0.1%
Carrington Mortgage Loan Trust 5.620% due 08/25/2036 •	33	32
Morgan Stanley ABS Capital, Inc. Trust 5.610% due 05/25/2037 •	53	45
Option One Mortgage Loan Trust Asset-Backed Certificates 6.445% due 08/25/2033 «•	10	10

Total Asset-Backed Securities (Cost $45)		87

	SHARES
COMMON STOCKS 6.2%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (c)	163,228	297
iHeartMedia, Inc. 'B' «(c)	30,332	73

		370

CONSUMER DISCRETIONARY 0.5%
Caesars Entertainment, Inc. (c)	19,463	912

		912

ENERGY 0.7%
California Resources Corp.	14,960	818
Constellation Oil 'B' «(c)(f)	2,866,681	311

		1,129

FINANCIALS 0.6%
Hipotecaria Su Casita SA de CV «(c)	78,886	0
Intelsat Emergence SA «(c)(f)	26,145	745
Mr Cooper Group, Inc. (c)	4,374	285

		1,030

HEALTH CARE 3.0%
Amsurg Equity «(c)(f)	78,042	4,003
NVHL SA 'A' «(c)(f)	197,572	104
NVHL SA 'B' «(c)(f)	197,572	104
NVHL SA 'C' «(c)(f)	197,572	104
NVHL SA 'D' «(c)(f)	197,572	105
NVHL SA 'E' «(c)(f)	197,572	105
NVHL SA 'F' «(c)(f)	197,572	105
NVHL SA 'G' «(c)(f)	197,572	105
NVHL SA 'H' «(c)(f)	197,572	105
NVHL SA 'I' «(c)(f)	197,572	105
NVHL SA 'J' «(c)(f)	197,572	105

		5,050

INDUSTRIALS 1.0%
Drillco Holding Lux SA «(c)	20,389	507
Forsea Holding SA «(c)	2,264	56
Neiman Marcus Group Ltd. LLC «(c)(f)	7,513	1,126

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Voyager Aviation Holdings LLC «(c)	136	0

		1,689

REAL ESTATE 0.2%
Stearns Holding LLC 'B' «(c)	720,949	0
Sunac Services Holdings Ltd.	1,818,082	435

		435

Total Common Stocks (Cost $16,482)		10,615

WARRANTS 0.3%
ENERGY 0.3%
California Resources Corp. - Exp. 10/27/2024	24,765	480
Constellation Oil 'D' - Exp. 06/10/2071 «(f)	3	0

		480

FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	3,454	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	60,750	0

Total Warrants (Cost $845)		480

PREFERRED SECURITIES 0.2%
FINANCIALS 0.2%
First Citizens BancShares, Inc. 9.618% (US0003M + 3.972%) due 01/04/2027 ~(d)	350,000	357

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «	814	0

Total Preferred Securities (Cost $617)		357

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (g) 0.2%		352

Total Short-Term Instruments (Cost $352)		352

Total Investments in Securities (Cost $158,998)		150,258

INVESTMENTS IN AFFILIATES 7.5%
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Xfit Brands, Inc. «(c)	68,040,639	120

Total Common Stocks (Cost $4,074)		120

SHORT-TERM INSTRUMENTS 7.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short-Term Floating NAV Portfolio III	1,296,441	12,610

Total Short-Term Instruments (Cost $12,604)		12,610

Total Investments in Affiliates (Cost $16,678)		12,730

Total Investments 96.1% (Cost $175,676)		$162,988
Financial Derivative Instruments (h)(i) (0.0)%(Cost or Premiums, net $4)		(39)
Other Assets and Liabilities, net 3.9%		6,586

Net Assets 100.0%		$169,535

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$3,261	$4,003	2.36%
Constellation Oil 'B'	06/10/2022	311	311	0.19
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	09/05/2018 - 07/03/2023	2,449	745	0.44
NVHL SA 'A'	03/09/2012 - 05/01/2013	0	104	0.06
NVHL SA 'B'	03/09/2012 - 05/01/2013	0	104	0.06
NVHL SA 'C'	03/09/2012 - 05/01/2013	0	104	0.06
NVHL SA 'D'	03/09/2012 - 05/01/2013	0	105	0.06
NVHL SA 'E'	03/09/2012 - 05/01/2013	0	105	0.06
NVHL SA 'F'	03/09/2012 - 05/01/2013	0	105	0.06
NVHL SA 'G'	03/09/2012 - 05/01/2013	0	105	0.06
NVHL SA 'H'	03/09/2012 - 05/01/2013	0	105	0.06
NVHL SA 'I'	03/09/2012 - 05/01/2013	0	105	0.06
NVHL SA 'J'	03/09/2012 - 05/01/2013	0	105	0.07
Neiman Marcus Group Ltd. LLC	09/25/2020	242	1,126	0.67

$6,263	$7,232	4.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$352	U.S. Treasury Notes 0.375% due 11/30/2025	$(359)	$352	$352

Total Repurchase Agreements	$(359)	$352	$352

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(27) at a weighted average interest rate of 5.350%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2024	86	$17,709	$187	$11	$0
U.S. Treasury 5-Year Note March Futures	03/2024	13	1,414	31	1	0
U.S. Treasury 10-Year Note March Futures	03/2024	66	7,451	272	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	17	2,006	87	0	(2)

Total Futures Contracts	$577	$12	$(2)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2028	3.088%	EUR	800	$4	$64	$68	$0	$0

Total Swap Agreements	$4	$64	$68	$0	$0

Cash of $1,257 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

MBC	01/2024	EUR	10,453	$11,493	$0	$(49)

Total Forward Foreign Currency Contracts	$0	$(49)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,025	$5,730	$12,755
Corporate Bonds & Notes
Banking & Finance	0	18,131	159	18,290
Industrials	0	92,030	0	92,030
Utilities	0	7,523	0	7,523
Convertible Bonds & Notes
Banking & Finance	0	53	0	53
Municipal Bonds & Notes
Florida	0	251	0	251
U.S. Treasury Obligations	0	7,112	0	7,112
Non-Agency Mortgage-Backed Securities	0	296	57	353
Asset-Backed Securities	0	77	10	87
Common Stocks
Communication Services	297	0	73	370
Consumer Discretionary	912	0	0	912
Energy	818	0	311	1,129
Financials	285	0	745	1,030
Health Care	0	0	5,050	5,050
Industrials	0	0	1,689	1,689
Real Estate	435	0	0	435
Warrants
Energy	480	0	0	480
Preferred Securities
Financials	0	357	0	357
Short-Term Instruments
Repurchase Agreements	0	352	0	352

$3,227	$133,207	$13,824	$150,258
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	0	0	120	120
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,610	0	0	12,610

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

					$12,610	$0		$120	$12,730

Total Investments					$15,837	$133,207		$13,944	$162,988

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					$0	$12		$0	$12

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					0	(2)		0	(2)
Over the counter					0	(49)		0	(49)

					$0	$(51)		$0	$(51)

Total Financial Derivative Instruments					$0	$(39)		$0	$(39)

Totals					$15,837	$133,168		$13,944	$162,949

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,590	$0	$5	$0	$135	$0	$0	$5,730	$135
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	0	159	0	159	0
Industrials	1,017	0	(999)	7	0	(25)	0	0	0	0
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	57	0	57	0
Asset-Backed Securities	0	0	0	0	0	0	10	0	10	0
Common Stocks
Communication Services(2)	107	0	0	0	0	(34)	0	0	73	(34)
Energy	311	0	0	0	0	0	0	0	311	0
Financials	639	0	0	0	0	106	0	0	745	106
Health Care	1,328	3,261	0	0	0	461	0	0	5,050	461
Industrials	1,161	453	0	0	0	75	0	0	1,689	75
Rights
Industrials	17	0	(25)	0	25	(17)	0	0	0	0
Warrants
Industrials	19	0	(26)	0	26	(19)	0	0	0	0
Preferred Securities
Industrials	189	0	0	0	0	(189)	0	0	0	0

Totals	$4,788	$9,304	$(1,050)	$12	$51	$493	$226	$0	$13,824	$743

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	41	0	0	0	0	79	0	0	120	79

Totals	$4,829	$9,304	$(1,050)	$12	$51	$572	$226	$0	$13,944	$822

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$5,730	Comparable Companies			EBITDA Multiple		X	14.500	—
Corporate Bonds & Notes
Banking & Finance		159	Expected Recovery			Recovery Rate			54.375	—
Non-Agency Mortgage-Backed Securities		57	Fair Valuation of odd lot positions			Adjustment Factor			2.500	—
Asset-Backed Securities		10	Fair Valuation of odd lot positions			Adjustment Factor			2.500	—
Common Stocks
Communication Services		73	Reference Instrument			Stock Price W/Liquidity Discount			10.000	—
Energy		311	Comparable Companies			EBITDA Multiple		X	4.300	—
Financials		745	Comparable Companies			EBITDA Multiple		X	4.000	—
Health Care		4,003	Comparable Companies			EBITDA Multiple		X	14.500	—
		1,047	Discounted Cash Flow			Discount Rate			20.000	—
Industrials		1,126	Comparable Companies / Discounted Cash Flow			Revenue Multiple/ EBITDA Multiple/ Discount Rate		X/X /%	0.550/6.500/10.000	—

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

	563	Indicative Market Quotation	Broker Quote		$24.833	—
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	120	Reference Instrument / Discounted Cash Flow	Stock Price W/Liquidity Discount /Discount Rate	%/ %	0.000/15.000	—

Total	$13,944

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)			Sector type updated from Consumer Discretionary to Communication Services since prior fiscal year end.

Consolidated Schedule of Investments PIMCO International Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.7% ¤
CANADA 1.3%
SOVEREIGN ISSUES 1.3%
Province of Quebec 6.250% due 06/01/2032	CAD	8,000	$7,126

Total Canada (Cost $6,661)			7,126

UNITED STATES 2.5%
ASSET-BACKED SECURITIES 0.7%
ABFC Trust 6.170% due 06/25/2034 ~		$242	238
Amortizing Residential Collateral Trust 6.170% due 10/25/2031 •		97	94
Argent Securities Trust 5.650% due 07/25/2036 •		1,205	304
Asset-Backed Securities Corp. Home Equity Loan Trust 5.550% due 05/25/2037 •		35	24
Bear Stearns Asset-Backed Securities Trust 6.130% due 10/25/2032 «•		5	4
Countrywide Asset-Backed Certificates Trust 6.210% due 05/25/2032 «•		21	20
Credit Suisse First Boston Mortgage Securities Corp. 5.077% due 01/25/2032 •		39	38
Credit-Based Asset Servicing & Securitization Trust
3.311% due 01/25/2037 •		253	80
5.590% due 11/25/2036 •		29	13
Home Equity Asset Trust 6.070% due 11/25/2032 «•		1	1
HSI Asset Securitization Corp. Trust 5.570% due 10/25/2036 •		21	8
Lehman XS Trust 5.022% due 04/25/2037 «		0	1
Long Beach Mortgage Loan Trust 6.030% due 10/25/2034 •		28	27
Merrill Lynch Mortgage Investors Trust 5.630% due 09/25/2037 •		22	4
Morgan Stanley ABS Capital, Inc. Trust
5.530% due 05/25/2037 •		39	33
5.570% due 11/25/2036 •		4,261	1,987
5.570% due 11/25/2036 ~		1,252	712
Soundview Home Loan Trust 5.590% due 11/25/2036 •		225	68
Structured Asset Securities Corp. Mortgage Loan Trust 6.957% due 04/25/2035 •		2	2
Washington Mutual Asset-Backed Certificates Trust 4.290% due 10/25/2036 •		22	8

			3,666

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Bear Stearns ALT-A Trust
4.255% due 08/25/2036 ~		19	12
4.964% due 01/25/2036 ~		244	226
Citigroup Mortgage Loan Trust 5.322% due 08/25/2035 ~		7	7
Countrywide Alternative Loan Trust
5.652% due 02/20/2047 •		2,717	2,094
5.750% due 12/25/2035 •		147	130
5.790% due 02/25/2047 •		56	52
5.892% due 03/20/2046 •		218	177
5.990% due 12/25/2035 •		23	20
6.030% due 02/25/2037 •		71	57
6.070% due 08/25/2035 •		178	164
6.070% due 12/25/2035 ~		618	465
6.170% due 09/25/2035 •		603	539
Countrywide Home Loan Mortgage Pass-Through Trust
5.930% due 05/25/2035 •		77	62
6.050% due 03/25/2035 •		269	221
6.050% due 04/25/2035 «~		2	2
6.070% due 03/25/2035 •		29	19
6.110% due 03/25/2035 •		1,525	1,316

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.130% due 02/25/2035 •		5	5
6.230% due 09/25/2034 «•		3	3
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033 «		2	2
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.570% due 10/25/2036 «•		1	1
Downey Savings & Loan Association Mortgage Loan Trust
5.890% due 03/19/2045 •		110	105
5.990% due 08/19/2045 •		79	66
6.130% due 09/19/2045 ~		977	519
GreenPoint Mortgage Funding Trust 5.930% due 06/25/2045 •		711	515
HarborView Mortgage Loan Trust
5.800% due 09/19/2035 •		8	6
5.950% due 06/19/2035 •		102	97
5.950% due 01/19/2036 •		11	10
5.950% due 03/19/2036 •		712	656
5.970% due 01/19/2036 •		1,210	731
6.090% due 11/19/2035 •		67	45
6.152% due 06/20/2035 •		32	29
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.389% due 10/25/2035 ~		11	6
Residential Accredit Loans, Inc. Trust 5.890% due 04/25/2046 ~		117	33
Sequoia Mortgage Trust
6.170% due 10/19/2026 «~		2	2
6.172% due 07/20/2033 ~		201	183
6.614% due 10/20/2034 «•		112	97
Structured Asset Mortgage Investments Trust 6.050% due 07/19/2034 «•		1	1
Thornburg Mortgage Securities Trust 6.010% due 03/25/2044 «•		34	31
WaMu Mortgage Pass-Through Certificates Trust
4.335% due 02/27/2034 •		2	2
4.397% due 12/25/2046 •		55	47
6.050% due 10/25/2045 •		8	7
6.090% due 01/25/2045 •		4	4
6.110% due 01/25/2045 •		5	5
6.110% due 07/25/2045 •		5	4
6.212% due 11/25/2042 •		1	1
6.412% due 08/25/2042 •		3	3
6.512% due 10/25/2046 ~		17	15
6.512% due 11/25/2046 ~		212	187

			8,981

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
5.563% due 03/25/2034 •		1	1
5.620% due 12/01/2034 •		2	2
5.802% due 09/25/2042 ~		15	15
5.852% due 06/25/2029 •		1	1
6.000% due 07/25/2044		8	8
6.021% due 11/01/2034 •		6	7
6.633% due 12/01/2030 •		1	1
Freddie Mac
5.361% due 10/01/2036 •		9	9
5.620% due 09/25/2035 •		539	518
5.732% due 09/25/2031 •		8	8
6.212% due 10/25/2044 - 02/25/2045 •		41	37
6.412% due 07/25/2044 ~		8	7
6.500% due 07/15/2028		51	52
Ginnie Mae
2.750% (H15T1Y + 1.500%) due 10/20/2024 ~		2	2
3.000% due 11/20/2024 •		4	4
3.625% (H15T1Y + 1.500%) due 02/20/2025 - 09/20/2025 ~		7	6
3.875% (H15T1Y + 1.500%) due 04/20/2026 - 05/20/2026 ~		6	5
4.000% (H15T1Y + 1.500%) due 09/20/2024 ~		3	3
4.000% due 04/20/2030 - 06/20/2030 •		113	112
6.000% due 08/20/2034		162	165
U.S. Small Business Administration
4.625% due 02/01/2025		2	2
5.090% due 10/01/2025		1	1

			966

Total United States (Cost $20,287)			13,613

SHORT-TERM INSTRUMENTS 91.9%
REPURCHASE AGREEMENTS (d) 83.4%			462,605

FRANCE TREASURY BILLS 5.9%
3.859% due 02/14/2024 (b)(c)	EUR	30,000	32,979

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2023 (Unaudited)

SWITZERLAND TREASURY BILLS 0.8%
1.631% due 02/29/2024 (b)(c)	CHF	3,900	4,626

U.S. TREASURY BILLS 1.8%
5.388% due 01/11/2024 - 03/28/2024 (a)(b)(f)(h)		$10,156	10,084

Total Short-Term Instruments (Cost $509,510)			510,294

Total Investments in Securities (Cost $536,458)			531,033

		SHARES
INVESTMENTS IN AFFILIATES 16.4%
SHORT-TERM INSTRUMENTS 16.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.4%
PIMCO Short-Term Floating NAV Portfolio III		9,350,194	90,949

Total Short-Term Instruments (Cost $91,937)			90,949

Total Investments in Affiliates (Cost $91,937)			90,949

Total Investments 112.1% (Cost $628,395)			$621,982
Financial Derivative Instruments (e)(g) (0.7)%(Cost or Premiums, net $(13,343))			(3,842)
Other Assets and Liabilities, net (11.4)%			(63,450)

Net Assets 100.0%			$554,690

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.600%	12/29/2023	01/02/2024	$211,200	U.S. Treasury Notes 4.750% due 07/31/2025	$(215,599)	$211,200	$211,332
FICC	2.600	12/29/2023	01/02/2024	193	U.S. Treasury Notes 4.875% due 11/30/2025	(197)	193	193
5.330	12/29/2023	01/02/2024	37,600	U.S. Treasury Bonds 4.625% due 02/15/2040	(38,352)	37,600	37,622
JPS	5.490	01/02/2024	01/03/2024	212,500	U.S. Treasury Notes 4.125% due 01/31/2025	(216,843)	212,500	212,500
SSB	2.600	12/29/2023	01/02/2024	1,112	U.S. Treasury Notes 0.250% due 10/31/2025(2)	(1,134)	1,112	1,112

Total Repurchase Agreements	$(472,125)	$462,605	$462,759

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2024	749	$70,194	$1,781	$17	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2024	64	$(17,024)	$1	$1	$(1)
Euro-Bund March Futures	03/2024	710	(107,554)	(3,406)	1,113	0
Japan Government 10-Year Bond March Futures	03/2024	143	(148,791)	(1,170)	345	(223)

$(4,575)	$1,459	$(224)

Total Futures Contracts	$(2,794)	$1,476	$(224)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550%	Annual	09/14/2028	JPY	4,610,000	$146	$80	$226	$0	$(6)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033	2,320,000	48	(130)	(82)	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	1,000,000	72	273	345	17	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	13,613,900	4,250	7,405	11,655	445	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	6,450,000	313	6,326	6,639	480	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	132,500	(999)	(397)	(1,396)	128	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	50,600	(941)	1,879	938	40	0
Pay(1)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	300	(3)	5	2	0	0
Pay(1)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	25,400	(412)	863	451	21	0
Pay	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	535,500	(4,326)	1,377	(2,949)	0	(190)
Pay(1)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026	108,000	357	1,761	2,118	25	0
Pay(1)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029	25,700	(2)	1,187	1,185	0	(92)
Pay(1)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	61,850	(1,223)	4,464	3,241	0	(690)
Receive(1)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	68,200	1,883	(8,977)	(7,094)	1,924	0
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	459,200	(5,838)	4,963	(875)	144	0
Pay	CAONREPO Index	4.750	Semi-Annual	07/14/2025	466,000	(278)	3,034	2,756	199	0
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025	325,100	(5,306)	3,367	(1,939)	123	0
Receive(1)	CAONREPO Index	3.500	Semi-Annual	06/01/2032	52,000	(609)	(810)	(1,419)	0	(66)
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033	36,700	(475)	(1,091)	(1,566)	0	(40)

Total Swap Agreements	$(13,343)	$25,579	$12,236	$3,553	$(1,084)

(f)

Securities with an aggregate market value of $1,214 and cash of $22,104 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	$68,293	AUD	103,096	$1,975	$0
BOA	01/2024	GBP	2,338	$2,970	0	(11)
01/2024	JPY	395,194	2,678	0	(127)
01/2024	NZD	5,258	3,204	0	(120)
BPS	01/2024	DKK	1,697	250	0	(1)
01/2024	EUR	38,285	42,007	0	(268)
01/2024	GBP	8,914	11,307	0	(56)
01/2024	JPY	1,286,102	8,863	0	(263)
01/2024	$697	AUD	1,055	22	0
01/2024	2,293	CAD	3,106	51	0
01/2024	132,133	EUR	118,775	0	(981)
01/2024	2,139	JPY	307,800	45	0
03/2024	JPY	2,579,034	$17,519	0	(941)
BRC	01/2024	EUR	169,137	186,013	0	(748)
01/2024	$4,089	JPY	587,900	83	0
03/2024	JPY	3,000,966	$20,379	0	(1,102)
CBK	01/2024	EUR	6,876	7,584	0	(8)
01/2024	$1,947	AUD	2,880	18	(2)
01/2024	1,372	CAD	1,856	29	0
01/2024	827	EUR	747	0	(2)
GLM	01/2024	CAD	25,598	$18,837	0	(484)
01/2024	MXN	4,863	277	0	(8)
01/2024	$1,078	NZD	1,732	17	0
JPM	04/2024	GBP	11,195	$13,995	0	(282)
MBC	01/2024	JPY	1,056,100	7,388	0	(107)
01/2024	$27,844	AUD	41,993	778	0
01/2024	1,195	CAD	1,617	25	0
02/2024	JPY	5,583,476	$37,900	0	(2,022)
RBC	04/2024	MXN	7	0	0	0
RYL	01/2024	$793	CAD	1,061	7	0
01/2024	56,552	GBP	44,198	0	(213)
02/2024	CHF	3,900	$4,480	0	(184)
02/2024	JPY	5,583,019	37,862	0	(2,020)
SCX	02/2024	GBP	32,808	40,998	0	(831)
UAG	01/2024	DKK	2,251	330	0	(3)
01/2024	GBP	48,432	61,291	0	(444)
01/2024	$22,522	AUD	33,946	615	0

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2023 (Unaudited)

Total Forward Foreign Currency Contracts			$3,665	$(11,228)

(h)

Securities with an aggregate market value of $7,032 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Canada
Sovereign Issues	$0	$7,126	$0	$7,126
United States
Asset-Backed Securities	0	3,640	26	3,666
Non-Agency Mortgage-Backed Securities	0	8,842	139	8,981
U.S. Government Agencies	0	966	0	966
Short-Term Instruments
Repurchase Agreements	0	462,605	0	462,605
France Treasury Bills	0	32,979	0	32,979
Switzerland Treasury Bills	0	4,626	0	4,626
U.S. Treasury Bills	0	10,084	0	10,084

	$0	$530,868	$165	$531,033
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$90,949	$0	$0	$90,949

Total Investments	$90,949	$530,868	$165	$621,982

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,476	3,553	0	5,029
Over the counter	0	3,665	0	3,665

	$1,476	$7,218	$0	$8,694
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(224)	(1,084)	0	(1,308)
Over the counter	0	(11,228)	0	(11,228)

	$(224)	$(12,312)	$0	$(12,536)

Total Financial Derivative Instruments	$1,252	$(5,094)	$0	$(3,842)

Totals	$92,201	$525,774	$165	$618,140

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Avolon TLB Borrower (U.S.) LLC TBD% due 06/22/2028	$1,564	$1,569
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	6,370	5,733
Charter Communications Operating LLC 7.360% due 12/07/2030	7,000	6,988

Total Loan Participations and Assignments (Cost $14,892)		14,290

CORPORATE BONDS & NOTES 78.9%
BANKING & FINANCE 40.6%
ABN AMRO Bank NV 6.575% due 10/13/2026	5,000	5,085
AerCap Ireland Capital DAC
1.750% due 10/29/2024	7,700	7,439
3.650% due 07/21/2027	300	285
4.450% due 04/03/2026	10,275	10,096
4.875% due 01/16/2024	2,500	2,498
Agree LP 2.900% due 10/01/2030	3,400	2,918
AIA Group Ltd.
3.200% due 03/11/2025	540	529
3.900% due 04/06/2028	540	523
Aircastle Ltd. 2.850% due 01/26/2028	8,600	7,681
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031	1,600	1,443
3.450% due 04/30/2025	300	293
3.950% due 01/15/2028	300	288
Ally Financial, Inc.
6.848% due 01/03/2030	1,500	1,542
6.992% due 06/13/2029	1,700	1,757
8.000% due 11/01/2031	6,050	6,635
American Assets Trust LP 3.375% due 02/01/2031	6,900	5,632
American Express Co. 4.420% due 08/03/2033 •	455	438
American Homes 4 Rent LP
3.625% due 04/15/2032	9,000	8,066
4.250% due 02/15/2028	2,000	1,943
4.900% due 02/15/2029	400	396
American International Group, Inc. 3.875% due 01/15/2035	1,000	907
American Tower Corp.
1.300% due 09/15/2025	2,100	1,966
2.700% due 04/15/2031	4,000	3,437
2.750% due 01/15/2027	13,800	12,946
3.950% due 03/15/2029	3,052	2,916
5.550% due 07/15/2033	7,000	7,248
5.900% due 11/15/2033	1,200	1,271
Antares Holdings LP
2.750% due 01/15/2027	6,000	5,320
3.750% due 07/15/2027	6,100	5,501
3.950% due 07/15/2026	5,400	5,026
Arch Capital Group Ltd. 3.635% due 06/30/2050	1,235	944
Ares Capital Corp. 2.875% due 06/15/2027	5,000	4,572
Ares Finance Co. LLC 4.125% due 06/30/2051 •	100	85
Ares Management Corp. 6.375% due 11/10/2028	8,200	8,603
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028	6,000	6,305
Aviation Capital Group LLC
3.500% due 11/01/2027	3,100	2,859
4.125% due 08/01/2025	943	916
4.375% due 01/30/2024	5,527	5,518
4.875% due 10/01/2025	1,500	1,471
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	21,478	19,048

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

3.950% due 07/01/2024	4,500	4,441
4.250% due 04/15/2026	1,573	1,520
5.250% due 05/15/2024	1,786	1,777
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027	1,700	1,645
Banco Santander SA 6.607% due 11/07/2028	18,700	19,925
Bangkok Bank PCL 3.466% due 09/23/2036 •(g)	200	168
Bank of America Corp.
1.319% due 06/19/2026 •	15,000	14,126
1.898% due 07/23/2031 •	3,200	2,619
1.922% due 10/24/2031 •	4,000	3,249
2.299% due 07/21/2032 •	1,200	980
2.456% due 10/22/2025 •	10,000	9,740
2.572% due 10/20/2032 •	200	166
3.705% due 04/24/2028 •	6,500	6,211
3.824% due 01/20/2028 •	5,000	4,807
4.571% due 04/27/2033 •	1,800	1,717
5.015% due 07/22/2033 •	900	891
5.819% due 09/15/2029	8,600	8,883
5.872% due 09/15/2034	1,700	1,781
5.933% due 09/15/2027	2,000	2,042
6.775% due 09/15/2027	2,000	2,012
Bank of New York Mellon Corp. 4.543% due 02/01/2029 •	5,500	5,462
Bank of Nova Scotia 5.767% (SOFRRATE + 0.380%) due 07/31/2024 ~	7,000	7,000
Banque Federative du Credit Mutuel SA 0.650% due 02/27/2024	1,480	1,469
Barclays PLC
2.645% due 06/24/2031 •	14,600	12,322
4.375% due 01/12/2026	5,500	5,426
5.088% due 06/20/2030 •	2,800	2,714
5.200% due 05/12/2026	1,300	1,292
6.224% due 05/09/2034	10,500	10,896
6.490% due 09/13/2029	5,000	5,211
7.301% due 09/13/2027	20,000	20,072
BGC Group, Inc. 4.375% due 12/15/2025	6,200	5,955
Blackstone Holdings Finance Co. LLC
1.600% due 03/30/2031	800	626
1.625% due 08/05/2028	7,200	6,269
2.500% due 01/10/2030	1,200	1,029
Blackstone Private Credit Fund 2.350% due 11/22/2024	4,100	3,968
Blue Owl Capital Corp. 2.875% due 06/11/2028	200	176
Blue Owl Finance LLC
3.125% due 06/10/2031	100	83
4.125% due 10/07/2051	2,300	1,535
BNP Paribas SA
2.219% due 06/09/2026 •	14,400	13,754
4.705% due 01/10/2025 •	14,800	14,799
6.625% due 03/25/2024 •(f)(g)	5,250	5,230
8.500% due 08/14/2028 (f)(g)	3,500	3,674
BPCE SA
4.500% due 03/15/2025	3,700	3,632
4.625% due 07/11/2024	3,000	2,968
Brandywine Operating Partnership LP 3.950% due 11/15/2027	100	89
Brookfield Capital Finance LLC 6.087% due 06/14/2033	7,400	7,728
Brookfield Finance, Inc. 3.900% due 01/25/2028	2,300	2,217
Cantor Fitzgerald LP
4.500% due 04/14/2027	700	672
7.200% due 12/12/2028	5,000	5,130
Capital One Financial Corp.
6.312% due 06/08/2029	5,100	5,234
6.377% due 06/08/2034	5,000	5,149
Carlyle Finance LLC 5.650% due 09/15/2048	150	140
CBRE Services, Inc. 5.950% due 08/15/2034	1,200	1,262
CI Financial Corp.
3.200% due 12/17/2030	2,100	1,661
4.100% due 06/15/2051	1,500	882
Citibank NA
3.650% due 01/23/2024	500	499
5.488% due 12/04/2026	3,400	3,462
Citigroup, Inc.
3.057% due 01/25/2033 •(h)	5,000	4,268
3.668% due 07/24/2028 •	9	9
6.270% due 11/17/2033 •(h)	4,600	4,924

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Citizens Bank NA
2.250% due 04/28/2025	1,000	957
3.750% due 02/18/2026	1,170	1,115
CK Hutchison International Ltd. 3.250% due 04/11/2024	600	597
CNA Financial Corp. 5.500% due 06/15/2033	5,600	5,779
Consumers 2023 Securitization Funding LLC 5.550% due 03/01/2027	5,000	5,023
Corporate Office Properties LP 2.250% due 03/15/2026	5,600	5,226
Credit Agricole SA 4.125% due 01/10/2027	9,800	9,514
Credit Suisse AG
3.625% due 09/09/2024	2,600	2,564
7.500% due 02/15/2028	20,100	22,026
Crown Castle, Inc.
2.100% due 04/01/2031	200	163
4.800% due 09/01/2028	4,400	4,346
CubeSmart LP
3.000% due 02/15/2030	2,100	1,857
3.125% due 09/01/2026	2,600	2,468
4.000% due 11/15/2025	2,183	2,125
4.375% due 02/15/2029	7,650	7,421
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	7,900	7,604
Deutsche Bank AG
3.547% due 09/18/2031 •	2,100	1,844
3.961% due 11/26/2025 •	1,800	1,771
6.819% due 11/20/2029	600	632
7.079% due 02/10/2034 •	1,400	1,440
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	5,200	4,147
EPR Properties
3.600% due 11/15/2031	200	166
3.750% due 08/15/2029	2,000	1,761
4.500% due 04/01/2025	3,500	3,436
4.500% due 06/01/2027	1,200	1,133
4.750% due 12/15/2026	8,200	7,852
4.950% due 04/15/2028	700	665
Equitable Financial Life Global Funding 1.800% due 03/08/2028	7,000	6,140
Essex Portfolio LP
3.000% due 01/15/2030	4,200	3,750
3.875% due 05/01/2024	2,890	2,874
Extra Space Storage LP
2.350% due 03/15/2032	1,600	1,305
3.875% due 12/15/2027	2,700	2,581
4.000% due 06/15/2029	1,475	1,408
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,136
5.625% due 08/16/2032	1,000	1,000
6.000% due 12/07/2033	2,100	2,158
Federal Realty OP LP 3.500% due 06/01/2030	1,693	1,535
Fidelity National Financial, Inc. 2.450% due 03/15/2031	900	746
First American Financial Corp. 2.400% due 08/15/2031	2,268	1,796
FMR LLC
4.950% due 02/01/2033	1,600	1,548
5.150% due 02/01/2043	300	281
Ford Motor Credit Co. LLC
4.542% due 08/01/2026	1,865	1,807
5.584% due 03/18/2024	13,000	12,984
FS KKR Capital Corp.
1.650% due 10/12/2024	7,100	6,853
2.625% due 01/15/2027	100	90
GA Global Funding Trust
1.625% due 01/15/2026	1,500	1,382
3.850% due 04/11/2025	2,000	1,961
Global Atlantic Fin Co. 4.400% due 10/15/2029	200	184
GLP Capital LP
3.350% due 09/01/2024	2,380	2,351
4.000% due 01/15/2030	2,700	2,466
4.000% due 01/15/2031	6,200	5,591
5.300% due 01/15/2029	2,800	2,786
5.375% due 04/15/2026	100	99
5.750% due 06/01/2028	1,200	1,212
6.750% due 12/01/2033	1,300	1,404
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •	18,200	17,894
3.800% due 03/15/2030	100	94
6.484% due 10/24/2029	15,000	15,926
6.811% (US0003M + 1.170%) due 05/15/2026 ~	5,000	5,033

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	606
Golub Capital BDC, Inc. 2.050% due 02/15/2027	3,400	2,987
Goodman HK Finance 4.375% due 06/19/2024	900	893
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	2,125	1,818
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	15,600	14,535
Guardian Life Global Funding
1.625% due 09/16/2028	100	88
2.900% due 05/06/2024	3,100	3,073
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,500	1,231
Healthcare Realty Holdings LP 3.875% due 05/01/2025	160	155
Highwoods Realty LP
2.600% due 02/01/2031	1,000	778
3.050% due 02/15/2030	3,500	2,897
Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,325
3.500% due 09/15/2030	1,700	1,518
4.000% due 06/15/2025	400	391
HSBC Capital Funding Dollar LP 10.176% due 06/30/2030 •(f)	3,200	4,070
HSBC Holdings PLC
2.013% due 09/22/2028 •	1,200	1,069
2.099% due 06/04/2026 •	4,700	4,476
2.848% due 06/04/2031 •	500	430
4.600% due 12/17/2030 •(f)(g)	600	502
4.700% due 03/09/2031 •(f)(g)	4,900	4,003
6.500% due 09/15/2037	500	524
6.846% (SOFRRATE + 1.430%) due 03/10/2026 ~	2,000	2,007
Hudson Pacific Properties LP
3.250% due 01/15/2030	1,100	809
3.950% due 11/01/2027	7,700	6,455
4.650% due 04/01/2029	3,600	2,925
5.950% due 02/15/2028	1,000	885
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030	2,400	2,172
ING Groep NV
3.875% due 05/16/2027 •(f)(g)	200	163
4.250% due 05/16/2031 •(f)(g)	5,800	4,233
Intesa Sanpaolo SpA
3.250% due 09/23/2024	3,200	3,143
5.017% due 06/26/2024	1,660	1,643
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,521
2.300% due 11/15/2028	1,800	1,597
5.500% due 08/15/2033	1,000	1,002
Jackson National Life Global Funding 3.050% due 04/29/2026	440	415
JPMorgan Chase & Co.
1.764% due 11/19/2031 •	1,500	1,216
2.083% due 04/22/2026	300	287
2.301% due 10/15/2025 •	15,100	14,717
2.545% due 11/08/2032 •	7,800	6,511
2.580% due 04/22/2032 •	1,100	931
3.509% due 01/23/2029 •	200	190
3.960% due 01/29/2027	10,700	10,457
4.851% due 07/25/2028 •	9,621	9,628
5.546% due 12/15/2025 •	1,600	1,602
6.070% due 10/22/2027	10,600	10,909
6.260% (SOFRRATE + 0.885%) due 04/22/2027 ~	1,000	999
6.702% (SOFRRATE + 1.320%) due 04/26/2026 ~	4,300	4,322
8.750% due 09/01/2030	75	90
JPMorgan Chase Bank NA 5.110% due 12/08/2026	5,000	5,047
Kilroy Realty LP
3.050% due 02/15/2030	7,533	6,414
4.375% due 10/01/2025	4,300	4,185
LeasePlan Corp. NV 2.875% due 10/24/2024	3,400	3,324
Legg Mason, Inc. 5.625% due 01/15/2044	1,000	1,027
Lloyds Bank PLC 0.000% due 04/02/2032 þ	2,400	1,552
Lloyds Banking Group PLC
3.750% due 01/11/2027	12,600	12,103
4.550% due 08/16/2028	1,100	1,083
5.985% due 08/07/2027	700	713
Loews Corp. 3.200% due 05/15/2030	1,900	1,736
LXP Industrial Trust 2.700% due 09/15/2030	2,400	1,992

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Macquarie Group Ltd. 1.935% due 04/14/2028 •	1,000	892
MassMutual Global Funding 2.750% due 06/22/2024	700	691
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •	600	587
Metropolitan Life Global Funding 5.733% (SOFRRATE + 0.300%) due 09/27/2024 ~	550	550
Mid-America Apartments LP
1.100% due 09/15/2026	4,600	4,175
3.750% due 06/15/2024	1,000	990
Mitsubishi HC Capital, Inc. 3.559% due 02/28/2024	340	339
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	12,000	11,327
2.494% due 10/13/2032 •	3,100	2,602
4.080% due 04/19/2028 •	600	584
5.063% due 09/12/2025 •	5,200	5,182
5.354% due 09/13/2028 •	1,100	1,116
5.406% due 04/19/2034	1,800	1,866
Mizuho Financial Group Cayman Ltd. 4.600% due 03/27/2024 (g)	5,850	5,829
Mizuho Financial Group, Inc.
2.839% due 09/13/2026	5,000	4,744
2.869% due 09/13/2030 •	800	708
Morgan Stanley
6.356% (SOFRRATE + 0.950%) due 02/18/2026 ~	2,500	2,501
6.407% due 11/01/2029	3,000	3,181
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	2,000	1,929
Nasdaq, Inc. 5.350% due 06/28/2028	1,800	1,855
National Health Investors, Inc. 3.000% due 02/01/2031	2,600	2,082
National Securities Clearing Corp. 0.750% due 12/07/2025	600	556
Nationwide Building Society
3.960% due 07/18/2030 •	8,500	7,947
4.302% due 03/08/2029 •	12,200	11,699
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	1,509
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039	100	132
NatWest Group PLC
4.269% due 03/22/2025 •	16,389	16,334
5.076% due 01/27/2030 •	23,000	22,667
NatWest Markets PLC 6.196% (SOFRRATE + 0.760%) due 09/29/2026 ~	2,100	2,067
Neuberger Berman Group LLC 4.500% due 03/15/2027	884	848
Nippon Life Insurance Co.
2.750% due 01/21/2051 •	200	166
6.250% due 09/13/2053	2,000	2,100
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024	16,000	15,851
2.750% due 03/09/2028	200	177
Nomura Holdings, Inc.
1.653% due 07/14/2026	10,300	9,422
1.851% due 07/16/2025	4,900	4,642
2.679% due 07/16/2030	5,000	4,265
3.103% due 01/16/2030	3,200	2,830
6.181% due 01/18/2033 (j)	7,000	7,506
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/2059	3,000	2,228
Omega Healthcare Investors, Inc. 4.500% due 04/01/2027	2,650	2,545
Pacific Life Global Funding
1.600% due 09/21/2028	4,900	4,206
6.035% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,700	1,686
Pacific Life Insurance Co. 9.250% due 06/15/2039	600	784
Pacific LifeCorp 3.350% due 09/15/2050	1,000	723
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024	191	191
Physicians Realty LP 3.950% due 01/15/2028	1,800	1,717
Pricoa Global Funding 0.800% due 09/01/2025	1,530	1,429
Principal Life Global Funding 1.250% due 06/23/2025	1,000	947
Prologis LP 4.375% due 02/01/2029	800	788
Protective Life Global Funding
1.170% due 07/15/2025	1,500	1,414
1.646% due 01/13/2025	2,000	1,924

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

1.737% due 09/21/2030	4,800	3,891
Rayonier LP 2.750% due 05/17/2031	4,873	4,070
Regency Centers LP 2.950% due 09/15/2029	1,800	1,616
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028	1,600	1,683
Rexford Industrial Realty LP 2.125% due 12/01/2030	200	164
RGA Global Funding 6.000% due 11/21/2028	4,000	4,153
Sabra Health Care LP
3.200% due 12/01/2031	2,950	2,416
3.900% due 10/15/2029	2,300	2,072
Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	7,748
3.450% due 06/02/2025	6,500	6,320
5.807% due 09/09/2026 •	500	502
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	3,000	2,564
3.823% due 11/03/2028 •	500	470
6.833% due 11/21/2026 •	1,600	1,631
Santander U.K. PLC 2.875% due 06/18/2024	5,500	5,432
SBA Tower Trust 1.631% due 05/15/2051	15,600	13,945
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024	4,955	4,922
Societe Generale SA
1.792% due 06/09/2027 •	9,800	8,927
6.221% due 06/15/2033 •	4,500	4,497
6.425% (SOFRRATE + 1.050%) due 01/21/2026 ~	1,200	1,192
6.691% due 01/10/2034 •	3,500	3,700
Spirit Realty LP
2.100% due 03/15/2028	5,100	4,533
3.200% due 02/15/2031	1,300	1,148
4.000% due 07/15/2029	1,700	1,615
Standard Chartered PLC
0.991% due 01/12/2025 •	6,500	6,492
2.678% due 06/29/2032 •	200	163
6.170% due 01/09/2027 •	15,600	15,845
6.296% due 07/06/2034	15,000	15,764
6.301% due 01/09/2029 •	10,000	10,271
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027	2,500	2,272
Stifel Financial Corp. 4.000% due 05/15/2030	100	91
STORE Capital Corp. 2.750% due 11/18/2030	1,000	782
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025	14,300	13,536
1.902% due 09/17/2028	9,700	8,497
5.716% due 09/14/2028	11,000	11,398
5.808% due 09/14/2033	5,000	5,346
6.796% (SOFRRATE + 1.430%) due 01/13/2026 ~	4,800	4,838
Sun Communities Operating LP
2.700% due 07/15/2031	100	83
4.200% due 04/15/2032	1,900	1,735
SVB Financial Group 4.345% due 04/29/2028 ^(b)	2,300	1,525
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	3,000	2,620
4.375% due 09/15/2054 •	2,800	2,735
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •	1,040	903
Trust Fibra Uno 4.869% due 01/15/2030 (j)	4,500	4,079
Trustage Financial Group, Inc. 4.625% due 04/15/2032	9,600	8,379
UBS Group AG
2.095% due 02/11/2032 •	200	160
2.593% due 09/11/2025 •	13,300	13,015
2.746% due 02/11/2033 •	900	739
3.091% due 05/14/2032 •	11,600	9,885
3.750% due 03/26/2025	13,650	13,384
3.869% due 01/12/2029 •	2,200	2,076
4.282% due 01/09/2028	15,000	14,541
4.375% due 02/10/2031 •(f)(g)	1,700	1,347
4.550% due 04/17/2026	600	592
4.875% due 02/12/2027 •(f)(g)	1,400	1,265
5.959% due 01/12/2034 •	15,800	16,348
6.301% due 09/22/2034	7,600	8,051
6.442% due 08/11/2028 •	2,900	3,014
6.537% due 08/12/2033 •	550	587
9.250% due 11/13/2033 (f)(g)	3,300	3,666

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

UDR, Inc.
3.000% due 08/15/2031	790	698
3.100% due 11/01/2034	2,200	1,821
UniCredit SpA
5.459% due 06/30/2035 •	8,800	8,287
7.296% due 04/02/2034 •	6,509	6,700
Unum Group 3.875% due 11/05/2025	4,760	4,624
WEA Finance LLC 3.750% due 09/17/2024	6,950	6,827
Wells Fargo & Co.
2.393% due 06/02/2028 •	4,000	3,665
2.406% due 10/30/2025 •	11,400	11,092
3.196% due 06/17/2027 •	1,800	1,721
3.526% due 03/24/2028 •	4,300	4,104
3.584% due 05/22/2028 •	1,600	1,525
4.808% due 07/25/2028 •	1,750	1,738
5.389% due 04/24/2034	4,000	4,020
5.557% due 07/25/2034	5,000	5,093
5.574% due 07/25/2029	5,000	5,108
6.303% due 10/23/2029	6,600	6,960
Wells Fargo Bank NA
5.450% due 08/07/2026	1,000	1,017
6.600% due 01/15/2038	720	803
Weyerhaeuser Co.
4.000% due 04/15/2030	12,500	11,913
4.750% due 05/15/2026	4,100	4,083
WP Carey, Inc.
4.000% due 02/01/2025	2,600	2,562
4.250% due 10/01/2026	2,900	2,836

		1,403,777

INDUSTRIALS 26.6%
AbbVie, Inc.
2.950% due 11/21/2026	1,100	1,055
3.200% due 11/21/2029	3,480	3,255
4.050% due 11/21/2039	4,400	3,975
4.550% due 03/15/2035	1,100	1,079
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026	1,600	1,469
Air Canada Pass-Through Trust 3.300% due 07/15/2031	3,571	3,212
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	5,392	5,247
Alcon Finance Corp. 2.600% due 05/27/2030	7,700	6,678
Allegion PLC 3.500% due 10/01/2029	3,000	2,775
American Airlines Pass-Through Trust
2.875% due 01/11/2036	95	80
3.000% due 04/15/2030	4,367	3,947
3.150% due 08/15/2033	4,562	4,000
3.200% due 12/15/2029	1,801	1,642
3.350% due 04/15/2031	6,461	5,843
3.375% due 11/01/2028	690	633
3.575% due 07/15/2029	2,934	2,739
3.600% due 03/22/2029	4,892	4,584
3.700% due 04/01/2028	396	369
Amgen, Inc.
4.050% due 08/18/2029	400	392
5.250% due 03/02/2025	7,600	7,620
5.250% due 03/02/2030	6,400	6,582
5.600% due 03/02/2043	2,100	2,171
5.650% due 03/02/2053	6,500	6,844
Ashtead Capital, Inc. 4.000% due 05/01/2028	4,000	3,768
Bacardi Ltd.
4.450% due 05/15/2025	9,100	8,980
5.150% due 05/15/2038	200	191
BAE Systems PLC 3.400% due 04/15/2030	800	739
Baxter International, Inc.
1.322% due 11/29/2024	2,500	2,409
2.272% due 12/01/2028	700	627
Bayer U.S. Finance LLC
4.250% due 12/15/2025	8,500	8,287
4.375% due 12/15/2028	2,300	2,188
6.125% due 11/21/2026	5,800	5,899
6.500% due 11/21/2033	6,200	6,412
Becton Dickinson & Co. 4.298% due 08/22/2032	1,200	1,159
Berry Global, Inc. 4.875% due 07/15/2026	14,400	14,160
Boardwalk Pipelines LP 3.600% due 09/01/2032	700	621

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Boeing Co.
2.196% due 02/04/2026	23,400	22,114
2.800% due 03/01/2024	1,080	1,074
2.950% due 02/01/2030	300	270
5.705% due 05/01/2040	4,500	4,657
5.930% due 05/01/2060	10,000	10,373
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	5,889	5,553
5.950% due 08/04/2033	1,000	1,058
British Airways Pass-Through Trust
2.900% due 09/15/2036	92	79
3.300% due 06/15/2034	84	75
3.350% due 12/15/2030	3,448	3,126
3.800% due 03/20/2033	1,345	1,260
4.125% due 03/20/2033	1,678	1,529
4.250% due 05/15/2034	250	234
Broadcom, Inc.
2.450% due 02/15/2031	37,220	31,848
2.600% due 02/15/2033	9,200	7,584
3.419% due 04/15/2033	7,343	6,453
3.469% due 04/15/2034	20,567	17,902
4.150% due 11/15/2030	7,422	7,093
4.300% due 11/15/2032	8,002	7,681
4.926% due 05/15/2037	13,049	12,636
Cameron LNG LLC 3.402% due 01/15/2038	100	85
CDW LLC 2.670% due 12/01/2026	2,500	2,341
Centene Corp.
2.625% due 08/01/2031	1,600	1,329
3.000% due 10/15/2030	2,100	1,821
CGI, Inc.
1.450% due 09/14/2026	9,500	8,621
2.300% due 09/14/2031	100	82
Charter Communications Operating LLC
2.800% due 04/01/2031	2,850	2,406
3.500% due 06/01/2041	8,500	6,015
3.850% due 04/01/2061	500	312
3.900% due 06/01/2052	8,600	5,792
5.125% due 07/01/2049	2,000	1,627
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	700	662
5.875% due 03/31/2025	1,400	1,404
ConocoPhillips Co. 5.550% due 03/15/2054	5,200	5,526
Constellation Brands, Inc.
2.250% due 08/01/2031	100	84
4.750% due 11/15/2024	900	895
Continental Resources, Inc.
4.375% due 01/15/2028	1,000	969
5.750% due 01/15/2031	1,000	996
CoStar Group, Inc. 2.800% due 07/15/2030	3,000	2,553
Cox Communications, Inc.
1.800% due 10/01/2030	4,400	3,580
3.150% due 08/15/2024	552	543
3.500% due 08/15/2027	300	286
5.450% due 09/15/2028	5,200	5,311
Crown Castle Towers LLC 4.241% due 07/15/2048	900	855
CVS Health Corp. 5.250% due 01/30/2031	1,900	1,950
CVS Pass-Through Trust 7.507% due 01/10/2032	1,200	1,262
DAE Funding LLC
2.625% due 03/20/2025	4,200	4,034
3.375% due 03/20/2028	400	370
Daimler Truck Finance North America LLC 1.625% due 12/13/2024	2,000	1,928
DCP Midstream Operating LP
3.250% due 02/15/2032	2,600	2,258
5.375% due 07/15/2025	15,150	15,168
5.600% due 04/01/2044	1,070	1,053
Dell International LLC
3.450% due 12/15/2051	45	33
6.100% due 07/15/2027	855	889
Delta Air Lines, Inc.
2.900% due 10/28/2024	11,345	11,051
3.750% due 10/28/2029	6,500	5,956
7.375% due 01/15/2026	1,104	1,142
Devon Energy Corp. 5.250% due 09/15/2024	6,300	6,290
Ecopetrol SA 4.625% due 11/02/2031	100	85
Elevance Health, Inc. 2.250% due 05/15/2030	10,124	8,770

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Enbridge, Inc. 6.000% due 11/15/2028	3,000	3,152
Energy Transfer LP
3.900% due 07/15/2026	900	875
4.900% due 03/15/2035	50	48
5.750% due 02/15/2033	1,800	1,858
5.950% due 12/01/2025	1,100	1,112
6.050% due 12/01/2026	6,900	7,098
EnLink Midstream LLC 6.500% due 09/01/2030	1,100	1,124
EQM Midstream Partners LP 4.000% due 08/01/2024	898	890
Equifax, Inc. 5.100% due 06/01/2028	3,000	3,027
Expedia Group, Inc.
2.950% due 03/15/2031	2,116	1,863
3.250% due 02/15/2030	3,000	2,752
6.250% due 05/01/2025	12,213	12,339
Experian Finance PLC 2.750% due 03/08/2030	500	438
FactSet Research Systems, Inc.
2.900% due 03/01/2027	2,500	2,342
3.450% due 03/01/2032	500	448
Ferguson Finance PLC 3.250% due 06/02/2030	1,100	985
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	9,700	7,947
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	8,500	7,683
Georgia-Pacific LLC 3.600% due 03/01/2025	600	590
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038	1,900	1,984
Haleon U.S. Capital LLC 3.375% due 03/24/2027	3,250	3,129
HCA, Inc.
3.500% due 09/01/2030	16,400	14,871
5.500% due 06/01/2033	6,800	6,910
5.500% due 06/15/2047	100	96
5.625% due 09/01/2028	2,000	2,048
HF Sinclair Corp. 5.875% due 04/01/2026	4,500	4,547
Humana, Inc.
5.500% due 03/15/2053	6,710	6,973
5.875% due 03/01/2033	7,032	7,495
Hyatt Hotels Corp.
1.800% due 10/01/2024	9,900	9,610
5.750% due 04/23/2030	7,100	7,342
Hyundai Capital America
0.875% due 06/14/2024	500	489
1.500% due 06/15/2026	2,000	1,827
6.000% due 07/11/2025	5,100	5,142
6.539% due 08/04/2025	4,000	3,999
Imperial Brands Finance PLC
3.125% due 07/26/2024	9,330	9,179
3.500% due 07/26/2026	1,700	1,623
4.250% due 07/21/2025	4,174	4,102
Infor, Inc. 1.750% due 07/15/2025	3,800	3,585
Jabil, Inc. 5.450% due 02/01/2029	700	716
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,124	1,798
Kaiser Foundation Hospitals 2.810% due 06/01/2041	100	75
Kenvue, Inc. 5.500% due 03/22/2025	2,400	2,421
Kinder Morgan, Inc. 8.050% due 10/15/2030	7,150	8,256
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,200	2,116
3.200% due 08/08/2024	19,150	18,790
Lockheed Martin Corp. 5.700% due 11/15/2054	4,200	4,730
Marriott International, Inc.
4.625% due 06/15/2030	3,900	3,832
5.550% due 10/15/2028	3,800	3,922
Mattel, Inc. 3.375% due 04/01/2026	1,000	952
MDC Holdings, Inc. 3.966% due 08/06/2061	200	131
Meta Platforms, Inc. 5.600% due 05/15/2053	1,900	2,061
Microchip Technology, Inc. 0.983% due 09/01/2024	300	291

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Mileage Plus Holdings LLC 6.500% due 06/20/2027	4,620	4,636
MMK International Capital DAC 4.375% due 06/13/2024 ^«(b)	1,400	84
Moody's Corp. 3.250% due 05/20/2050	600	443
National Fuel Gas Co.
2.950% due 03/01/2031	1,600	1,342
5.500% due 10/01/2026	1,600	1,604
Netflix, Inc.
4.375% due 11/15/2026	3,700	3,685
4.875% due 04/15/2028	2,800	2,839
4.875% due 06/15/2030	3,000	3,041
5.375% due 11/15/2029	3,525	3,645
5.875% due 11/15/2028	700	739
Newmont Corp. 5.750% due 11/15/2041	100	103
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	8,400	8,042
4.810% due 09/17/2030	7,811	7,307
Norfolk Southern Corp.
4.100% due 05/15/2121	100	76
5.350% due 08/01/2054	200	208
Northern Natural Gas Co.
4.100% due 09/15/2042	580	462
4.300% due 01/15/2049	200	168
Northern Star Resources Ltd. 6.125% due 04/11/2033	1,000	1,006
Northwest Pipeline LLC 4.000% due 04/01/2027	5,770	5,701
NVR, Inc. 3.000% due 05/15/2030	2,760	2,460
NXP BV 5.000% due 01/15/2033	700	702
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (d)(f)	408	14
ONEOK Partners LP 4.900% due 03/15/2025	800	796
Oracle Corp. 1.650% due 03/25/2026 (h)	6,800	6,345
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	900	844
Packaging Corp. of America 3.650% due 09/15/2024	400	394
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	4,550	4,470
Petroleos Mexicanos 10.000% due 02/07/2033	4,100	4,121
Prosus NV 3.680% due 01/21/2030	1,700	1,489
PulteGroup, Inc. 6.375% due 05/15/2033	100	109
Quanta Services, Inc. 2.900% due 10/01/2030	200	176
RELX Capital, Inc.
3.000% due 05/22/2030	100	92
4.750% due 05/20/2032	800	807
Renesas Electronics Corp. 1.543% due 11/26/2024	5,600	5,391
Royalty Pharma PLC
1.750% due 09/02/2027	3,900	3,499
3.550% due 09/02/2050	148	105
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	686
4.500% due 05/15/2030	15,700	15,350
5.625% due 03/01/2025	3,667	3,676
5.750% due 05/15/2024	793	793
5.875% due 06/30/2026	9,300	9,472
Sands China Ltd.
3.100% due 03/08/2029	4,500	3,927
5.375% due 08/08/2025	1,000	987
Santos Finance Ltd. 3.649% due 04/29/2031	5,700	4,968
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,400	2,226
Southern Co.
3.700% due 04/30/2030	2,500	2,357
4.250% due 07/01/2036	100	92
Spectra Energy Partners LP 3.375% due 10/15/2026	3,598	3,466
Spirit AeroSystems, Inc. 3.850% due 06/15/2026	200	192
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,718	2,232
4.100% due 10/01/2029	113	104

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Sprint Spectrum Co. LLC 4.738% due 03/20/2025	344	341
Suntory Holdings Ltd. 2.250% due 10/16/2024	3,500	3,408
Sutter Health 5.547% due 08/15/2053	2,400	2,556
Syngenta Finance NV 4.892% due 04/24/2025	3,169	3,128
T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	8,331
2.400% due 03/15/2029	4,300	3,862
2.700% due 03/15/2032	7,900	6,737
3.875% due 04/15/2030	14,800	14,039
4.500% due 04/15/2050	700	619
4.800% due 07/15/2028	6,600	6,659
4.950% due 03/15/2028	7,300	7,402
5.050% due 07/15/2033	5,900	5,948
5.750% due 01/15/2054	2,600	2,754
Tapestry, Inc. 7.000% due 11/27/2026	2,900	3,008
Targa Resources Corp. 6.125% due 03/15/2033	6,700	7,058
TD SYNNEX Corp.
1.250% due 08/09/2024	16,000	15,599
1.750% due 08/09/2026	7,225	6,554
2.375% due 08/09/2028	100	86
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	4,406
Textron, Inc. 3.375% due 03/01/2028	1,500	1,415
Time Warner Cable LLC
6.550% due 05/01/2037	1,900	1,874
6.750% due 06/15/2039	1,200	1,192
Trimble, Inc. 6.100% due 03/15/2033	300	321
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,303	2,802
2.875% due 04/07/2030	619	554
2.900% due 11/01/2029	2,827	2,466
3.500% due 09/01/2031	1,426	1,302
4.000% due 10/11/2027	642	614
4.150% due 10/11/2025	3,158	3,144
4.150% due 02/25/2033	1,381	1,276
4.300% due 02/15/2027	664	644
5.800% due 07/15/2037	7,000	7,126
5.875% due 04/15/2029	13,328	13,509
United Parcel Service, Inc. 4.875% due 03/03/2033	700	727
United Rentals North America, Inc. 3.875% due 11/15/2027	1,700	1,624
VMware, Inc.
1.400% due 08/15/2026	3,700	3,385
4.700% due 05/15/2030	5,780	5,705
Warnermedia Holdings, Inc. 4.279% due 03/15/2032	7,450	6,821
Weir Group PLC 2.200% due 05/13/2026	20,300	18,883
Western Midstream Operating LP 6.350% due 01/15/2029	700	732
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	3,677	3,558
4.700% due 09/15/2028	8,003	7,920
Woodside Finance Ltd.
3.650% due 03/05/2025	1,300	1,273
3.700% due 09/15/2026	2,500	2,405
Yale University 1.482% due 04/15/2030	2,000	1,673
Yara International ASA
3.148% due 06/04/2030	810	703
3.800% due 06/06/2026	3,600	3,477
4.750% due 06/01/2028	2,700	2,637

		921,907

UTILITIES 11.7%
AEP Texas, Inc. 5.400% due 06/01/2033	1,800	1,829
AES Corp.
3.300% due 07/15/2025	2,000	1,928
3.950% due 07/15/2030	2,000	1,851
5.450% due 06/01/2028	14,431	14,680
American Electric Power Co., Inc. 5.625% due 03/01/2033	4,250	4,430
American Transmission Systems, Inc. 2.650% due 01/15/2032	2,200	1,863

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

AT&T, Inc.
3.800% due 12/01/2057	407	303
5.400% due 02/15/2034	900	929
Atmos Energy Corp. 5.900% due 11/15/2033	5,000	5,429
Avangrid, Inc. 3.800% due 06/01/2029	800	755
Baltimore Gas & Electric Co. 2.400% due 08/15/2026	5,900	5,572
Black Hills Corp.
1.037% due 08/23/2024	600	583
2.500% due 06/15/2030	2,200	1,852
6.150% due 05/15/2034	2,700	2,815
Boston Gas Co. 4.487% due 02/15/2042	1,400	1,175
CenterPoint Energy Houston Electric LLC 4.950% due 04/01/2033	300	306
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	300	285
Duke Energy Corp. 3.250% due 01/15/2082 •	1,002	780
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	5,221	5,343
Edison International 6.950% due 11/15/2029	2,500	2,716
EDP Finance BV 6.300% due 10/11/2027	3,700	3,884
Electricite de France SA
4.875% due 09/21/2038	2,500	2,316
6.950% due 01/26/2039	1,400	1,597
9.125% due 03/15/2033 (f)	2,400	2,685
Enel Finance America LLC 7.100% due 10/14/2027	1,200	1,281
Enel Finance International NV
1.375% due 07/12/2026	7,200	6,562
2.650% due 09/10/2024	1,960	1,915
4.750% due 05/25/2047	200	175
Entergy Corp.
1.900% due 06/15/2028	9,900	8,776
2.400% due 06/15/2031	3,500	2,932
3.750% due 06/15/2050	2,900	2,193
Entergy Mississippi LLC 5.000% due 09/01/2033	900	907
Exelon Corp. 3.400% due 04/15/2026	700	678
Fells Point Funding Trust 3.046% due 01/31/2027	3,400	3,206
FirstEnergy Transmission LLC 2.866% due 09/15/2028	8,300	7,534
Florida Power & Light Co. 4.800% due 05/15/2033	3,000	3,036
FORESEA Holding SA 7.500% due 06/15/2030	266	246
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	6,500	3,737
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	506	498
4.250% due 05/01/2030	3,787	3,506
Jersey Central Power & Light Co. 4.300% due 01/15/2026	8,684	8,502
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	400	387
Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	3,616	3,596
4.625% due 04/01/2029	1,200	1,156
Mississippi Power Co. 3.950% due 03/30/2028	100	97
Monongahela Power Co. 3.550% due 05/15/2027	3,195	3,061
National Rural Utilities Cooperative Finance Corp.
1.000% due 06/15/2026	3,953	3,626
5.450% due 10/30/2025	5,313	5,369
New York State Electric & Gas Corp. 3.300% due 09/15/2049	200	137
NGPL PipeCo LLC 4.875% due 08/15/2027	1,295	1,273
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	10,000	9,825
4.278% due 12/15/2028	5,000	4,800
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,240
Oklahoma Gas & Electric Co. 5.400% due 01/15/2033	900	937
ONEOK, Inc.
2.750% due 09/01/2024	4,000	3,923
4.550% due 07/15/2028	900	890

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

5.550% due 11/01/2026	3,100	3,155
6.000% due 06/15/2035	100	104
6.050% due 09/01/2033	11,500	12,190
6.100% due 11/15/2032	4,500	4,785
Pacific Gas & Electric Co.
2.100% due 08/01/2027	3,700	3,337
2.950% due 03/01/2026	3,800	3,602
3.000% due 06/15/2028	9,500	8,665
3.150% due 01/01/2026	3,400	3,263
3.250% due 06/01/2031	3,500	3,034
3.300% due 12/01/2027	1,500	1,401
3.400% due 08/15/2024	3,800	3,738
3.450% due 07/01/2025	9,765	9,456
3.500% due 06/15/2025	20,300	19,683
3.750% due 02/15/2024	12,900	12,861
3.750% due 07/01/2028	3,015	2,827
4.200% due 03/01/2029	10,000	9,463
4.500% due 12/15/2041	4,969	3,904
4.550% due 07/01/2030	503	479
4.650% due 08/01/2028	400	384
4.950% due 06/08/2025	3,400	3,380
5.450% due 06/15/2027	2,500	2,522
6.150% due 01/15/2033	4,600	4,773
6.400% due 06/15/2033	18,500	19,484
6.700% due 04/01/2053	1,000	1,088
6.750% due 01/15/2053	7,500	8,179
6.950% due 03/15/2034	30,200	33,211
PacifiCorp 4.150% due 02/15/2050	1,700	1,380
Public Service Co. of Oklahoma
2.200% due 08/15/2031	4,700	3,899
6.625% due 11/15/2037	2,200	2,435
Rio Oil Finance Trust 9.750% due 01/06/2027	628	655
San Diego Gas & Electric Co.
3.000% due 03/15/2032	3,000	2,662
6.000% due 06/01/2026	597	614
Sempra
4.125% due 04/01/2052 •	1,200	1,036
5.500% due 08/01/2033	4,500	4,668
6.000% due 10/15/2039	800	845
Southern California Edison Co.
2.850% due 08/01/2029	2,000	1,825
3.900% due 12/01/2041	400	327
4.875% due 03/01/2049	4,277	3,932
5.650% due 10/01/2028	1,700	1,773
5.850% due 11/01/2027	4,900	5,120
5.950% due 11/01/2032	3,200	3,440
6.266% (SOFRINDX + 0.830%) due 04/01/2024 ~	2,700	2,701
6.650% due 04/01/2029	4,500	4,801
Southern California Gas Co.
3.950% due 02/15/2050	2,100	1,671
5.200% due 06/01/2033	6,200	6,380
Southern Co. Gas Capital Corp. 4.400% due 05/30/2047	300	255
System Energy Resources, Inc. 2.140% due 12/09/2025	3,300	3,074
Toledo Edison Co. 2.650% due 05/01/2028	2,833	2,555
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	400	392
Verizon Communications, Inc.
2.850% due 09/03/2041	150	111
2.987% due 10/30/2056	669	445
5.050% due 05/09/2033	2,200	2,245
Vistra Operations Co. LLC 6.950% due 10/15/2033	2,700	2,845
Xcel Energy, Inc. 3.400% due 06/01/2030	1,100	1,018

		403,979

Total Corporate Bonds & Notes (Cost $2,841,167)		2,729,663

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Southwest Airlines Co. 1.250% due 05/01/2025	1,000	1,014

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Total Convertible Bonds & Notes (Cost $1,247)		1,014

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	121
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	124
Los Angeles Department of Water & Power Water System, California Revenue Bonds, (BABs), Series 2009 6.008% due 07/01/2039	600	647
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	345
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	376

		1,613

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,249	9,398

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	680

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	309

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	300	309

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	6,210	8,413

Total Municipal Bonds & Notes (Cost $22,893)		20,722

U.S. GOVERNMENT AGENCIES 9.8%
Ginnie Mae 8.500% due 08/15/2030	5	5
Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	2,916	2,720
4.000% due 08/01/2049	933	895
4.500% due 10/01/2052 - 01/01/2053	28,137	27,294
Uniform Mortgage-Backed Security, TBA
3.000% due 01/01/2054 - 03/01/2054	10,600	9,394
3.500% due 02/01/2054	19,200	17,634
4.000% due 01/01/2054 - 02/01/2054	114,381	108,288
5.000% due 01/01/2054	29,700	29,387
6.000% due 02/01/2054	136,500	138,606
6.500% due 02/01/2054	5,900	6,046

Total U.S. Government Agencies (Cost $337,312)		340,269

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024	9,329	9,170
0.125% due 10/15/2024 (l)(n)	4,797	4,693
0.125% due 04/15/2025 (n)	5,241	5,054
0.250% due 01/15/2025 (l)	42,997	41,738
0.750% due 02/15/2045	15,156	11,864
1.500% due 02/15/2053 (n)	8,591	7,797
2.375% due 01/15/2025	5,876	5,830

Total U.S. Treasury Obligations (Cost $87,347)		86,146

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
245 Park Avenue Trust 3.508% due 06/05/2037	3,100	2,851
Atrium Hotel Portfolio Trust 6.589% due 12/15/2036 ~	2,422	2,305
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063	3,953	3,481
COLT Mortgage Loan Trust 4.550% due 04/25/2067 ~	6,718	6,597
Credit Suisse Mortgage Capital Trust
3.904% due 04/25/2062	878	826
6.876% due 07/15/2038 •	1,000	885

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

DC Office Trust 2.965% due 09/15/2045	10,500	8,783
JP Morgan Chase Commercial Mortgage Securities Trust 5.958% due 04/15/2037 •	976	900
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	247	234
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	4,875	4,608
6.864% due 10/25/2063 þ	2,124	2,158
PRKCM Trust 7.225% due 11/25/2058 þ	983	1,009
PRPM LLC 6.250% due 08/25/2068 þ	491	493
Structured Asset Mortgage Investments Trust 6.170% due 03/19/2034 «•	217	196
Verus Securitization Trust
6.193% due 03/25/2068 þ	1,740	1,746
6.876% due 11/25/2068	996	1,015
7.070% due 10/25/2068 þ	491	501
VNDO Mortgage Trust 3.805% due 01/10/2035	200	188

Total Non-Agency Mortgage-Backed Securities (Cost $40,324)		38,776

ASSET-BACKED SECURITIES 2.2%
37 Capital CLO Ltd. 7.167% due 01/15/2034	8,000	7,996
Allegro CLO Ltd. 6.827% due 07/20/2032	4,000	3,992
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •	1,219	1,216
Barings Loan Partners CLO Ltd. 0.000% due 07/20/2033 (a)	1,000	1,000
Betony CLO Ltd. 6.732% due 04/30/2031	938	939
BPCRE Ltd. 7.758% due 01/16/2037 •	3,000	3,002
Carlyle Global Market Strategies CLO Ltd. 6.757% due 01/20/2032	2,491	2,491
Carlyle U.S. CLO Ltd. 6.817% due 10/20/2032	3,000	2,999
CIFC Funding Ltd.
6.627% due 04/20/2030 •	896	896
6.784% due 01/22/2031	929	929
Dewolf Park CLO Ltd. 6.575% due 10/15/2030	1,428	1,428
Elmwood CLO Ltd. 7.044% due 12/11/2033	8,300	8,296
FHF Trust 6.570% due 06/15/2028	2,842	2,834
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •	2,737	2,735
Goldentree Loan Management U.S. CLO Ltd. 7.027% due 01/20/2034	3,300	3,300
KKR CLO Ltd. 6.655% due 04/15/2031	1,426	1,424
Magnetite Ltd.
6.777% due 10/18/2031 ~	2,300	2,301
6.840% due 01/25/2032	1,000	1,002
MF1 Ltd. 6.706% due 02/19/2037 •	3,000	2,952
Neuberger Berman Loan Advisers CLO Ltd. 6.957% due 10/24/2032	5,000	4,999
Northwoods Capital Ltd. 7.246% due 06/15/2031	976	978
Octagon Investment Partners Ltd. 6.628% due 07/19/2030	873	872
Rad CLO Ltd. 6.964% due 01/25/2033	6,600	6,569
RBSSP Resecuritization Trust 5.615% due 11/26/2036 •	179	176
Silver Rock CLO Ltd. 7.138% due 10/20/2033	7,100	7,082
Start Ltd. 4.089% due 03/15/2044	439	399
Symphony CLO Ltd. 6.874% due 01/23/2032	1,000	998
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	4,200	3,940

Total Asset-Backed Securities (Cost $77,932)		77,745

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030	2,500	2,358

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Russia Government International Bond
5.250% due 06/23/2047 ^(b)	400	142
5.625% due 04/04/2042 ^(b)	200	135
5.875% due 09/16/2043 ^(b)	200	126
Saudi Government International Bond
2.250% due 02/02/2033	9,300	7,721
4.875% due 07/18/2033	1,600	1,636
South Africa Government International Bond 4.850% due 09/30/2029	6,000	5,641

Total Sovereign Issues (Cost $19,760)		17,759

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Drillco Holding Lux SA «(c)	23,240	577
Forsea Holding SA «(c)	2,582	64

Total Common Stocks (Cost $516)		641

CONVERTIBLE PREFERRED SECURITIES 0.5%
FINANCIALS 0.5%
Wells Fargo & Co. 7.500%	13,190	15,770

Total Convertible Preferred Securities (Cost $10,405)		15,770

PREFERRED SECURITIES 3.2%
BANKING & FINANCE 0.2%
Goldman Sachs Group, Inc. 7.500% due 02/10/2029 (f)	2,500,000	2,612
Wells Fargo & Co. 7.625% due 09/15/2028 (f)	3,000,000	3,146

		5,758

FINANCIALS 3.0%
AGFC Capital Trust 7.405% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	1,566
American Express Co. 3.550% due 09/15/2026 •(f)	2,000,000	1,718
Bank of America Corp.
5.125% due 06/20/2024 •(f)	3,200,000	3,166
5.875% due 03/15/2028 •(f)	14,085,000	13,518
Capital One Financial Corp. 3.950% due 09/01/2026 •(f)	4,900,000	3,945
Charles Schwab Corp.
4.000% due 12/01/2030 •(f)	10,100,000	8,017
5.000% due 12/01/2027 •(f)	700,000	591
Citigroup, Inc. 3.875% due 02/18/2026 •(f)	12,500,000	11,094
CoBank ACB
4.250% due 01/01/2027 •(f)	4,200,000	3,358
6.200% (US0003M + 3.744%) due 01/01/2025 ~(f)	30,000	2,915
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(f)	2,000,000	1,568
HSBC Capital Funding Dollar LP 10.176% due 06/30/2030 •(f)	1,650,000	2,099
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)	2,700,000	2,482
4.000% due 04/01/2025 •(f)	11,800,000	11,146
4.200% due 09/01/2026 (f)	250,000	4,752
4.600% due 02/01/2025 •(f)	1,792,000	1,730
4.625% due 06/01/2026 (f)	110,000	2,297
5.000% due 08/01/2024 •(f)	6,200,000	6,115
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(f)	2,900,000	2,336
6.000% due 05/15/2027 •(f)	2,500,000	2,379
6.250% due 03/15/2030 •(f)	1,000,000	935
State Street Corp. 8.185% due 03/15/2024 •(f)	1,000,000	991
SVB Financial Group 4.100% due 02/15/2031 ^(b)(f)	5,700,000	62
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	3,600,000	3,288

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

USB Capital 6.675% due 01/29/2024 •(f)	14,250,000	11,352

		103,420

UTILITIES 0.0%
Sempra 4.875% due 10/15/2025 •(f)	1,000,000	980

Total Preferred Securities (Cost $129,106)		110,158

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
COMMERCIAL PAPER 0.5%
AT&T, Inc. 5.700% due 03/19/2024	$10,000	9,874
Southern California Edison Co.
5.700% due 01/08/2024	750	749
5.800% due 01/02/2024	4,100	4,097
5.800% due 01/04/2024	1,500	1,499
5.800% due 01/08/2024	1,500	1,498

		17,717

REPURCHASE AGREEMENTS (i) 0.1%		3,535

Total Short-Term Instruments (Cost $21,260)		21,252

Total Investments in Securities (Cost $3,604,161)		3,474,205

	SHARES
INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III	20,566,670	200,052

Total Short-Term Instruments (Cost $199,935)		200,052

Total Investments in Affiliates (Cost $199,935)		200,052

Total Investments 106.1% (Cost $3,804,096)		$3,674,257
Financial Derivative Instruments (k)(m) (0.0)%(Cost or Premiums, net $7,864)		(563)
Other Assets and Liabilities, net (6.1)%		(212,110)

Net Assets 100.0%		$3,461,584

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.057%	01/25/2033	10/19/2022	$3,931	$4,268	0.13%
Citigroup, Inc.	6.270	11/17/2033	11/09/2022	4,600	4,924	0.14
Oracle Corp.	1.650	03/25/2026	03/22/2021	6,798	6,345	0.18

$15,329	$15,537	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$3,535	U.S. Treasury Notes 0.375% due 11/30/2025	$(3,606)	$3,535	$3,536

Total Repurchase Agreements	$(3,606)	$3,535	$3,536

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	4.500%	09/28/2023	TBD(3)	$(199)	$(201)
NOM	4.250	11/16/2023	TBD(3)	(3,905)	(3,927)

Total Reverse Repurchase Agreements	$(4,128)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	4.000%	01/01/2054	$3,631	$(3,448)	$(3,435)

Total Short Sales (0.1)%	$(3,448)	$(3,435)

(j)	Securities with an aggregate market value of $4,294 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(1,566) at a weighted average interest rate of 2.460%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

(3)								Open maturity reverse repurchase agreement.
(k)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note March Futures				03/2024	291	$31,653	$95		$25	$0
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note March Futures				03/2024	523	$(59,042)	$(1,856)		$0	$0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2024	536	(63,256)	(2,386)		50	0

							$(4,242)		$50	$0

Total Futures Contracts							$(4,147)		$75	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.850%	$5,000	$204	$(261)	$(57)	$0	$(3)
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.129	2,500	0	(22)	(22)	0	0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.644	7,500	161	(364)	(203)	3	0

						$365	$(647)	$(282)	$3	$(3)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.681%	$5,000	$1,022	$(506)	$516	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	1.222	1,000	124	45	169	1	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.498	2,500	(15)	62	47	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.400	5,800	24	(6)	18	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.473	16,200	206	(118)	88	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.535	1,770	(45)	57	12	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.608	8,500	164	(83)	81	0	(2)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750	16,800	(91)	267	176	0	(6)
Boeing Co.	1.000	Quarterly	12/20/2024	0.261	9,900	(174)	248	74	2	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.410	800	(6)	17	11	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.444	17,300	(84)	360	276	5	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286	61,400	473	585	1,058	0	(8)
General Electric Co.	1.000	Quarterly	12/20/2026	0.313	7,800	92	61	153	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919	3,710	702	(275)	427	3	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345	6,450	811	146	957	1	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.523	4,200	867	(333)	534	2	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.342	17,700	302	(184)	118	2	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.483	2,600	59	(27)	32	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.561	2,400	54	(28)	26	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.580	5,200	121	(58)	63	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.650	200	(2)	5	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.700	10,500	(40)	172	132	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.739	2,600	(6)	37	31	1	0

						$4,558	$444	$5,002	$20	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index		1.000%	Quarterly	12/20/2027	$200	$1	$3	$4	$0	$0
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028	3,100	45	18	63	0	(1)
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028	270,500	3,411	1,935	5,346	0	(70)

						$3,457	$1,956	$5,413	$0	$(71)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.250%	Annual	11/22/2033	$3,000	$(14)	$(177)	$(191)	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	3,200	(14)	(135)	(149)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	3,000	(13)	(107)	(120)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	1,600	(7)	(43)	(50)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	2,900	(12)	(82)	(94)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	1,500	(7)	(29)	(36)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	1,500	(6)	(37)	(43)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	1,400	(6)	(20)	(26)	0	(26)

						$(79)	$(630)	$(709)	$9	$(26)

Total Swap Agreements						$8,301	$1,123	$9,424	$32	$(117)

(l)

Securities with an aggregate market value of $5,795 and cash of $69,380 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600%	12/13/2024	22,900	$260	$159
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.975	05/29/2024	39,600	44	15

Total Purchased Options							$304	$174

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	900	$(4)	$(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	900	(4)	(2)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	1,500	(7)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	1,500	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	3,000	(13)	(38)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	3,000	(13)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	3,000	(12)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	3,000	(12)	(9)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	1,600	(7)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	1,600	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	1,600	(7)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	1,600	(7)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	1,600	(7)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	1,600	(7)	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.195	05/29/2024	19,800	(44)	(73)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	2,900	(13)	(47)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	2,900	(15)	(31)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	2,900	(14)	(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	2,900	(15)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	2,900	(15)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	2,900	(12)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	2,900	(12)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	1,500	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	1,500	(6)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	2,900	(12)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	2,900	(12)	(9)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	1,600	(7)	(25)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	1,600	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	1,600	(8)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	1,600	(8)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	1,600	(7)	(4)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	1,600	(7)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	1,600	(7)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	1,600	(7)	(8)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	3,100	(15)	(56)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	3,100	(15)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	3,000	(15)	(17)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	1,500	(7)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	3,000	(15)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	1,500	(7)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	1,600	(7)	(25)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	1,600	(7)	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	1,600	(8)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	1,600	(8)	(3)

$(452)	$(520)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$97.891	01/09/2024	3,300	$(13)	$(37)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.094	02/06/2024	2,700	(11)	(22)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	99.227	02/06/2024	1,700	(9)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.227	02/06/2024	1,700	(6)	(12)

$(39)	$(72)

Total Written Options	$(491)	$(592)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.410%	$1,400	$30	$(14)	$16	$0
Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.238	1,800	(18)	32	14	0
South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.413	600	(23)	27	4	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	400	(3)	6	3	0
South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.413	2,000	(80)	92	12	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.106	300	(4)	5	1	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.364	200	(1)	4	3	0
Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.749	11,400	(145)	(85)	0	(230)
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.351	1,400	0	14	14	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	300	(3)	6	3	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.438	500	1	7	8	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.563	1,200	(4)	21	17	0

Total Swap Agreements	$(250)	$115	$95	$(230)

(n)

Securities with an aggregate market value of $884 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,557	$5,733	$14,290
Corporate Bonds & Notes
Banking & Finance	0	1,403,777	0	1,403,777
Industrials	0	921,823	84	921,907
Utilities	0	403,979	0	403,979
Convertible Bonds & Notes
Industrials	0	1,014	0	1,014
Municipal Bonds & Notes
California	0	1,613	0	1,613
Georgia	0	9,398	0	9,398
Illinois	0	680	0	680
Massachusetts	0	309	0	309
New York	0	309	0	309
Ohio	0	8,413	0	8,413
U.S. Government Agencies	0	340,269	0	340,269
U.S. Treasury Obligations	0	86,146	0	86,146
Non-Agency Mortgage-Backed Securities	0	38,580	196	38,776
Asset-Backed Securities	0	77,745	0	77,745
Sovereign Issues	0	17,759	0	17,759
Common Stocks
Industrials	0	0	641	641
Convertible Preferred Securities
Financials	15,770	0	0	15,770
Preferred Securities
Banking & Finance	0	5,758	0	5,758
Financials	7,049	96,371	0	103,420
Utilities	0	980	0	980
Short-Term Instruments
Commercial Paper	0	17,717	0	17,717
Repurchase Agreements	0	3,535	0	3,535

	$22,819	$3,444,732	$6,654	$3,474,205
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$200,052	$0	$0	$200,052

Total Investments	$222,871	$3,444,732	$6,654	$3,674,257

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,435)	$0	$(3,435)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	107	0	107
Over the counter	0	269	0	269

	$0	$376	$0	$376
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(117)	0	(117)
Over the counter	0	(822)	0	(822)

	$0	$(939)	$0	$(939)

Total Financial Derivative Instruments	$0	$(563)	$0	$(563)

Totals	$222,871	$3,440,734	$6,654	$3,670,259

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Avolon TLB Borrower (U.S.) LLC TBD% due 06/22/2028		$3,714	$3,727
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		37,677	33,909
Charter Communications Operating LLC 7.133% due 02/01/2027		55,638	55,708
Delos Aircraft Designated Activity Co. 7.348% due 10/31/2027		10,121	10,174
Setanta Aircraft Leasing DAC 7.610% due 11/05/2028		25,000	25,108
SkyMiles IP Ltd. 9.166% due 10/20/2027		17,440	17,885
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		6,031	5,366

Total Loan Participations and Assignments (Cost $155,576)			151,877

CORPORATE BONDS & NOTES 77.3%
BANKING & FINANCE 25.7%
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		103,000	104,795
AerCap Ireland Capital DAC
3.000% due 10/29/2028		21,640	19,768
3.300% due 01/30/2032		16,425	14,301
3.850% due 10/29/2041		6,200	5,001
3.875% due 01/23/2028		150	143
4.625% due 10/15/2027		16,500	16,170
6.100% due 01/15/2027		800	817
Agree LP 4.800% due 10/01/2032		5,300	5,018
AIA Group Ltd.
3.200% due 09/16/2040		3,900	2,963
3.900% due 04/06/2028		2,200	2,129
Aircastle Ltd. 2.850% due 01/26/2028		12,500	11,164
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		13,500	10,839
3.000% due 05/18/2051		9,500	6,269
3.450% due 04/30/2025		700	685
3.550% due 03/15/2052		16,784	12,281
4.000% due 02/01/2050		8,000	6,338
4.850% due 04/15/2049		900	794
Alleghany Corp. 4.900% due 09/15/2044		5,400	5,237
Ally Financial, Inc.
2.200% due 11/02/2028		800	681
6.700% due 02/14/2033		6,200	6,214
6.848% due 01/03/2030		7,900	8,123
6.992% due 06/13/2029		11,000	11,370
8.000% due 11/01/2031		18,415	20,184
American Assets Trust LP 3.375% due 02/01/2031		30,500	24,896
American Financial Group, Inc. 4.500% due 06/15/2047		40,300	33,837
American Homes 4 Rent LP
2.375% due 07/15/2031		700	578
3.375% due 07/15/2051		10,700	7,353
3.625% due 04/15/2032		22,300	19,987
4.250% due 02/15/2028		7,483	7,271
4.300% due 04/15/2052		10,700	8,648
4.900% due 02/15/2029		11,300	11,188
American International Group, Inc. 4.375% due 06/30/2050		6,200	5,547
American Tower Corp.
0.950% due 10/05/2030	EUR	4,300	3,992
2.100% due 06/15/2030		$17,100	14,356
2.950% due 01/15/2025		7,500	7,322
2.950% due 01/15/2051		38,900	25,973
3.100% due 06/15/2050		14,059	9,600
3.125% due 01/15/2027		16,200	15,325
3.375% due 10/15/2026		4,487	4,302

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

3.600% due 01/15/2028		2,250	2,146
3.700% due 10/15/2049		7,300	5,541
3.800% due 08/15/2029		61,500	58,448
3.950% due 03/15/2029		25,300	24,171
4.050% due 03/15/2032		1,300	1,218
4.400% due 02/15/2026		3,100	3,063
5.250% due 07/15/2028		4,200	4,270
5.550% due 07/15/2033		15,100	15,634
5.650% due 03/15/2033		11,900	12,375
5.900% due 11/15/2033		22,000	23,310
AmFam Holdings, Inc.
2.805% due 03/11/2031		11,960	9,177
3.833% due 03/11/2051		10,315	6,289
Antares Holdings LP
2.750% due 01/15/2027		7,700	6,827
3.750% due 07/15/2027		18,400	16,592
3.950% due 07/15/2026		4,100	3,816
7.950% due 08/11/2028		5,500	5,699
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	3,816
Arch Capital Group Ltd. 3.635% due 06/30/2050		23,025	17,606
Ares Capital Corp. 3.200% due 11/15/2031		2,900	2,428
Ares Finance Co. LLC
3.250% due 06/15/2030		6,400	5,662
3.650% due 02/01/2052		5,100	3,642
4.125% due 06/30/2051 •		12,400	10,570
Ares Management Corp. 6.375% due 11/10/2028		40,000	41,966
Arthur J Gallagher & Co. 3.500% due 05/20/2051		17,500	12,993
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,600	6,741
3.600% due 09/15/2051		10,300	7,397
6.125% due 09/15/2028		8,400	8,827
Athene Global Funding 2.500% due 01/14/2025		3,300	3,181
Athene Holding Ltd. 5.875% due 01/15/2034		7,000	7,072
Aviation Capital Group LLC
3.500% due 11/01/2027		1,900	1,752
5.500% due 12/15/2024		7,600	7,563
6.250% due 04/15/2028		6,600	6,737
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		41,354	36,675
2.875% due 02/15/2025		5,700	5,502
5.500% due 01/15/2026		15,000	14,913
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,795
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	14,500	3,807
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		$5,100	4,934
Banco Santander SA
2.746% due 05/28/2025		6,600	6,374
3.306% due 06/27/2029		3,600	3,321
3.490% due 05/28/2030		5,400	4,859
4.379% due 04/12/2028		18,400	17,891
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(h)		7,500	7,385
Bank of America Corp.
2.299% due 07/21/2032 •		12,355	10,093
2.687% due 04/22/2032 •		10,000	8,448
2.972% due 07/21/2052 •		1,700	1,200
3.194% due 07/23/2030 •		30,600	27,771
3.311% due 04/22/2042 •		8,700	6,819
3.419% due 12/20/2028 •		85,251	80,360
3.593% due 07/21/2028 •		13,900	13,192
3.974% due 02/07/2030 •		14,862	14,081
4.083% due 03/20/2051 •		2,200	1,853
4.271% due 07/23/2029 •		3,000	2,899
4.571% due 04/27/2033 •		88,000	83,923
5.015% due 07/22/2033 •		5,200	5,146
5.202% due 04/25/2029		8,725	8,785
5.288% due 04/25/2034		5,000	5,014
5.872% due 09/15/2034		10,000	10,474
Bank of America NA 6.000% due 10/15/2036		9,200	9,985
Bank of Nova Scotia 4.900% due 06/04/2025 •(g)(h)		6,600	6,321
Barclays PLC
3.330% due 11/24/2042 •		6,000	4,438
4.972% due 05/16/2029 •		28,114	27,626
5.088% due 06/20/2030 •		2,075	2,011
5.746% due 08/09/2033 •		2,400	2,430

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.224% due 05/09/2034	11,145	11,565
6.692% due 09/13/2034	25,000	26,744
7.437% due 11/02/2033 •	9,500	10,644
Berkshire Hathaway Finance Corp.
2.500% due 01/15/2051	1,191	780
2.850% due 10/15/2050	19	13
2.875% due 03/15/2032	7,900	7,127
3.850% due 03/15/2052	13,476	11,277
4.200% due 08/15/2048	14,900	13,737
4.250% due 01/15/2049	4,000	3,735
Berkshire Hathaway, Inc. 4.500% due 02/11/2043	745	725
BGC Group, Inc.
4.375% due 12/15/2025	6,100	5,858
8.000% due 05/25/2028	5,600	5,852
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032	7,200	5,669
2.800% due 09/30/2050	10,500	6,544
3.200% due 01/30/2052	43,000	29,649
3.500% due 09/10/2049	5,500	4,002
4.000% due 10/02/2047	8,400	6,494
Blackstone Private Credit Fund 4.700% due 03/24/2025	7,100	6,984
Blackstone Secured Lending Fund 2.750% due 09/16/2026	8,300	7,599
Block Financial LLC 2.500% due 07/15/2028	6,700	5,976
Blue Owl Finance LLC
3.125% due 06/10/2031	28,800	23,762
4.125% due 10/07/2051	10,500	7,007
4.375% due 02/15/2032	11,000	9,608
BNP Paribas SA
2.871% due 04/19/2032 •	6,200	5,249
3.052% due 01/13/2031 •	10,700	9,411
3.132% due 01/20/2033 •	12,400	10,548
5.125% due 01/13/2029 •	10,100	10,179
7.750% due 08/16/2029 •(g)(h)	15,000	15,349
8.500% due 08/14/2028 (g)(h)	3,000	3,149
BPCE SA 7.003% due 10/19/2034	20,000	21,760
Brandywine Operating Partnership LP
3.950% due 11/15/2027	200	179
4.550% due 10/01/2029	5,400	4,735
Brighthouse Financial, Inc.
3.850% due 12/22/2051	13,100	8,642
4.700% due 06/22/2047	5,355	4,270
Brookfield Capital Finance LLC 6.087% due 06/14/2033	10,000	10,443
Brookfield Finance LLC 3.450% due 04/15/2050	19,000	13,262
Brookfield Finance, Inc.
3.500% due 03/30/2051	14,900	10,915
3.625% due 02/15/2052	33,900	24,215
4.700% due 09/20/2047	34,350	29,949
Brown & Brown, Inc.
4.500% due 03/15/2029	10,300	9,980
4.950% due 03/17/2052	14,800	13,157
CaixaBank SA 6.840% due 09/13/2034	1,000	1,057
Cantor Fitzgerald LP
4.500% due 04/14/2027	14,500	13,930
7.200% due 12/12/2028	15,000	15,389
Capital One Financial Corp.
5.268% due 05/10/2033 •	14,800	14,532
6.377% due 06/08/2034	10,000	10,298
Carlyle Finance LLC 5.650% due 09/15/2048	5,700	5,330
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	3,600	3,370
Carlyle Holdings Finance LLC 5.625% due 03/30/2043	12,213	11,928
CBRE Services, Inc. 5.950% due 08/15/2034	10,000	10,515
Chubb INA Holdings, Inc.
2.850% due 12/15/2051	8,500	6,177
3.050% due 12/15/2061	17,548	12,571
CI Financial Corp.
3.200% due 12/17/2030	2,500	1,977
4.100% due 06/15/2051	38,200	22,465
Cibanco SA Ibm 4.962% due 07/18/2029	7,200	6,881
Citigroup, Inc.
2.561% due 05/01/2032 •(i)	6,945	5,797
3.057% due 01/25/2033 •(i)	7,500	6,401
3.200% due 10/21/2026	14,852	14,167
3.668% due 07/24/2028 •	17,500	16,690

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

3.785% due 03/17/2033 •(i)		14,425	12,979
4.075% due 04/23/2029 •		48,000	46,239
CME Group, Inc.
2.650% due 03/15/2032		5,900	5,249
4.150% due 06/15/2048		2,875	2,611
CNA Financial Corp. 5.500% due 06/15/2033		7,400	7,636
Commonwealth Bank of Australia 3.784% due 03/14/2032 (h)		13,700	11,998
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		42,900	38,537
4.625% due 12/29/2025 •(g)(h)	EUR	9,200	9,805
Corebridge Financial, Inc.
3.900% due 04/05/2032		$21,500	19,451
4.350% due 04/05/2042		10,400	8,835
4.400% due 04/05/2052		45,700	38,409
6.875% due 12/15/2052		12,500	12,474
Corporate Office Properties LP
2.250% due 03/15/2026		3,600	3,359
2.900% due 12/01/2033		4,000	3,127
Credit Agricole SA 6.316% due 10/03/2029		4,100	4,298
Credit Suisse AG 7.500% due 02/15/2028		34,800	38,134
Crown Castle, Inc.
2.100% due 04/01/2031		500	408
2.250% due 01/15/2031		3,753	3,110
3.100% due 11/15/2029		7,500	6,718
3.250% due 01/15/2051		32,600	22,820
3.800% due 02/15/2028		14,700	13,974
4.000% due 11/15/2049		39,410	31,194
4.300% due 02/15/2029		4,400	4,240
4.450% due 02/15/2026		16,495	16,259
4.750% due 05/15/2047		16,840	14,646
5.200% due 02/15/2049		18,710	17,680
CubeSmart LP 2.500% due 02/15/2032		900	750
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		12,500	12,031
Danske Bank AS 5.375% due 01/12/2024		1,500	1,500
Deutsche Bank AG
2.129% due 11/24/2026 •(i)		12,200	11,443
2.625% due 12/16/2024	GBP	12,200	15,079
3.547% due 09/18/2031 •		$4,393	3,858
3.729% due 01/14/2032 •(i)		36,000	30,193
3.742% due 01/07/2033 •		17,700	14,541
3.875% due 02/12/2024	GBP	3,900	4,959
Digital Realty Trust LP 4.450% due 07/15/2028		$10,900	10,659
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		36,000	28,713
EPR Properties
3.600% due 11/15/2031		500	415
3.750% due 08/15/2029		11,360	10,005
4.500% due 04/01/2025		200	196
4.500% due 06/01/2027		9,325	8,806
4.750% due 12/15/2026		100	96
4.950% due 04/15/2028		14,200	13,484
Equinix, Inc.
3.000% due 07/15/2050		17,681	12,021
3.400% due 02/15/2052		11,300	8,288
3.900% due 04/15/2032		54,700	50,822
Equitable Holdings, Inc.
4.350% due 04/20/2028		12,407	11,998
5.000% due 04/20/2048		39,025	36,311
Erste Group Bank AG 4.250% due 10/15/2027 •(g)(h)	EUR	8,000	7,586
Essential Properties LP 2.950% due 07/15/2031		$5,000	3,937
Essex Portfolio LP
2.550% due 06/15/2031		7,500	6,284
2.650% due 09/01/2050		11,800	7,138
3.625% due 05/01/2027		900	860
4.500% due 03/15/2048		3,900	3,355
Everest Reinsurance Holdings, Inc.
3.125% due 10/15/2052		5,950	4,081
3.500% due 10/15/2050		1,500	1,106
Extra Space Storage LP
2.350% due 03/15/2032		10,000	8,159
3.875% due 12/15/2027		1,100	1,051
3.900% due 04/01/2029		2,900	2,745
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		7,200	6,926
4.850% due 04/17/2028		9,600	9,467
5.625% due 08/16/2032		7,450	7,451

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.000% due 12/07/2033		15,000	15,411
Farmers Insurance Exchange 4.747% due 11/01/2057 •		21,600	16,660
First American Financial Corp. 4.000% due 05/15/2030		3,300	2,972
FMR LLC
5.150% due 02/01/2043		1,550	1,450
6.450% due 11/15/2039		500	535
Ford Holdings LLC 9.300% due 03/01/2030		14,575	16,675
Ford Motor Credit Co. LLC 5.584% due 03/18/2024		52,500	52,436
Franklin Resources, Inc. 2.950% due 08/12/2051		2,800	1,772
FS KKR Capital Corp.
3.125% due 10/12/2028		17,400	15,181
7.875% due 01/15/2029		15,000	15,910
Global Atlantic Fin Co. 7.950% due 06/15/2033		25,000	27,738
Globe Life, Inc. 2.150% due 08/15/2030		700	586
GLP Capital LP
3.250% due 01/15/2032		2,300	1,944
4.000% due 01/15/2030		13,040	11,912
4.000% due 01/15/2031		3,100	2,795
5.300% due 01/15/2029		28,800	28,651
5.750% due 06/01/2028		1,166	1,177
6.750% due 12/01/2033		4,400	4,751
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		4,000	3,359
3.102% due 02/24/2033 •		1,700	1,460
3.436% due 02/24/2043 •		12,350	9,655
3.691% due 06/05/2028 •		22,244	21,263
4.017% due 10/31/2038 •		100	87
4.411% due 04/23/2039 •		9,100	8,237
6.750% due 10/01/2037		92,050	101,412
Golub Capital BDC, Inc.
2.050% due 02/15/2027		21,800	19,155
7.050% due 12/05/2028		3,900	4,092
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		21,100	19,663
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		21,200	18,135
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,450	19,985
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047		3,200	2,706
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		7,903	6,769
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,600	6,484
Hartford Financial Services Group, Inc. 7.766% due 02/12/2067 •		3,600	3,093
Healthpeak OP LLC 6.750% due 02/01/2041		3,500	3,921
High Street Funding Trust 4.682% due 02/15/2048		8,800	7,365
Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,102
4.200% due 04/15/2029		2,198	1,992
7.650% due 02/01/2034		2,200	2,376
Hill City Funding Trust 4.046% due 08/15/2041		15,000	11,095
HSBC Bank USA NA 7.000% due 01/15/2039		11,450	13,256
HSBC Holdings PLC
2.357% due 08/18/2031 •		4,600	3,813
2.804% due 05/24/2032 •		78,700	65,735
2.848% due 06/04/2031 •		6,800	5,853
3.803% due 03/11/2025 •		9,957	9,918
3.900% due 05/25/2026		4,500	4,383
3.973% due 05/22/2030 •		4,000	3,740
4.300% due 03/08/2026		21,131	20,785
4.583% due 06/19/2029 •		7,050	6,842
5.402% due 08/11/2033 •		8,100	8,140
5.875% due 09/28/2026 •(g)(h)	GBP	17,200	20,884
6.500% due 03/23/2028 •(g)(h)		$62,800	60,730
6.500% due 09/15/2037		18,115	18,970
6.800% due 06/01/2038		4,300	4,595
7.000% due 04/07/2038	GBP	1,900	2,666
7.625% due 05/17/2032		$11,547	12,890
Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	5,590
3.950% due 11/01/2027		5,600	4,694
4.650% due 04/01/2029		7,637	6,204
5.950% due 02/15/2028		900	797

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

ING Groep NV 2.727% due 04/01/2032 •		1,500	1,285
Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	6,195
4.600% due 03/15/2033		25,200	25,101
Intesa Sanpaolo SpA
4.000% due 09/23/2029		8,000	7,289
6.625% due 06/20/2033		15,000	15,388
7.800% due 11/28/2053		2,500	2,747
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,600	2,867
2.700% due 01/15/2034		7,800	6,277
4.150% due 04/15/2032		14,500	13,337
5.450% due 08/15/2030		4,400	4,439
5.500% due 08/15/2033		2,200	2,205
JAB Holdings BV
2.200% due 11/23/2030		1,571	1,265
3.750% due 05/28/2051		5,200	3,544
4.500% due 04/08/2052		60,700	47,497
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		22,200	23,328
JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	10,434
2.739% due 10/15/2030 •		6,375	5,673
2.963% due 01/25/2033 •		31,000	26,576
3.328% due 04/22/2052 •		2,390	1,787
3.509% due 01/23/2029 •		16,200	15,362
3.702% due 05/06/2030 •		5,000	4,709
3.897% due 01/23/2049 •		4,720	3,919
4.005% due 04/23/2029 •		15,000	14,444
4.586% due 04/26/2033 •		23,000	22,229
5.350% due 06/01/2034		24,000	24,356
5.600% due 07/15/2041		13,220	14,065
6.087% due 10/23/2029		6,700	7,048
6.254% due 10/23/2034		3,500	3,796
JPMorgan Chase Bank NA 5.110% due 12/08/2026		10,000	10,094
KBC Group NV 5.796% due 01/19/2029 •		1,100	1,119
Kilroy Realty LP
2.650% due 11/15/2033		15,850	12,036
3.050% due 02/15/2030		1,500	1,277
4.250% due 08/15/2029		12,400	11,385
4.750% due 12/15/2028		2,000	1,908
KKR Financial Holdings LLC 5.400% due 05/23/2033		15,900	15,370
KKR Group Finance Co. LLC
3.500% due 08/25/2050		34,375	24,501
3.625% due 02/25/2050		26,000	18,704
4.850% due 05/17/2032		19,000	18,594
La Mondiale SAM 2.125% due 06/23/2031	EUR	3,500	3,341
Lazard Group LLC 4.500% due 09/19/2028		$400	390
Legg Mason, Inc. 5.625% due 01/15/2044		18,493	18,986
Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	14,659
4.300% due 02/01/2061		14,500	9,554
Lloyds Bank PLC 0.000% due 04/02/2032 þ		29,200	18,880
Lloyds Banking Group PLC
4.375% due 03/22/2028		300	294
4.550% due 08/16/2028		24,200	23,828
LSEGA Financing PLC 3.200% due 04/06/2041		2,700	2,091
M&G PLC 5.560% due 07/20/2055 •	GBP	1,900	2,219
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$4,900	4,266
4.350% due 01/30/2047		4,800	4,317
4.900% due 03/15/2049		8,800	8,543
5.450% due 03/15/2053		10,800	11,315
5.700% due 09/15/2053		20,000	21,781
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	7,700
4.900% due 04/01/2077		4,800	4,101
5.077% due 02/15/2069 •		27,500	25,143
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		7,100	6,951
MetLife, Inc.
5.000% due 07/15/2052		900	895
9.250% due 04/08/2068		51,066	57,419
10.750% due 08/01/2069		5,132	6,876
Mid-America Apartments LP 3.600% due 06/01/2027		300	290

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030	13,900	11,704
2.309% due 07/20/2032 •	3,000	2,492
3.751% due 07/18/2039	16,200	14,200
4.153% due 03/07/2039	7,700	7,114
4.286% due 07/26/2038	7,900	7,437
4.315% due 04/19/2033 •	25,000	23,828
5.133% due 07/20/2033 •	17,300	17,574
5.441% due 02/22/2034 •	18,000	18,613
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	18,400	15,017
2.172% due 05/22/2032 •	7,400	6,032
2.201% due 07/10/2031 •	14,800	12,330
5.669% due 09/13/2033 •	4,300	4,442
5.754% due 05/27/2034 •	1,500	1,560
Morgan Stanley
0.000% due 04/02/2032 þ(i)	62,100	37,748
2.239% due 07/21/2032 •	28,500	23,274
2.943% due 01/21/2033 •	5,200	4,425
3.217% due 04/22/2042 •	15,200	11,703
3.591% due 07/22/2028 •	400	382
3.875% due 01/27/2026	4,095	4,013
4.889% due 07/20/2033 •	2,700	2,634
5.250% due 04/21/2034	6,825	6,828
5.297% due 04/20/2037 •	31,174	30,351
5.424% due 07/21/2034	11,400	11,575
5.948% due 01/19/2038 •	3,800	3,845
6.627% due 11/01/2034	12,000	13,292
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028	3,100	3,168
Mutual of Omaha Insurance Co. 4.297% due 07/15/2054 •	19,870	19,523
Nasdaq, Inc.
2.500% due 12/21/2040	6,000	4,165
3.950% due 03/07/2052	1,800	1,428
5.550% due 02/15/2034	2,000	2,079
6.100% due 06/28/2063	4,284	4,636
National Health Investors, Inc. 3.000% due 02/01/2031	10,600	8,488
Nationwide Building Society
3.960% due 07/18/2030 •	26,756	25,016
4.302% due 03/08/2029 •	5,500	5,274
6.557% due 10/18/2027	15,500	16,055
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	10,000	7,944
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	2,250	1,807
9.375% due 08/15/2039	32,300	42,752
NatWest Group PLC
4.269% due 03/22/2025 •	27,260	27,168
4.445% due 05/08/2030 •	1,900	1,822
4.600% due 06/28/2031 •(g)(h)(k)	27,100	20,404
4.892% due 05/18/2029 •	32,700	32,142
5.076% due 01/27/2030 •	46,350	45,679
6.016% due 03/02/2034 •	4,000	4,204
Neuberger Berman Group LLC
4.500% due 03/15/2027	6,200	5,948
4.875% due 04/15/2045	13,688	11,349
New York Life Insurance Co.
4.450% due 05/15/2069	16,700	14,343
6.750% due 11/15/2039	4,260	4,910
Nippon Life Insurance Co.
2.750% due 01/21/2051 •	36,900	30,636
5.100% due 10/16/2044 •	12,950	12,833
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026	39,200	36,040
2.750% due 03/09/2028	11,000	9,714
NNN REIT, Inc. 2.500% due 04/15/2030	500	430
Nomura Holdings, Inc.
2.172% due 07/14/2028	15,900	13,980
2.608% due 07/14/2031	12,400	10,309
2.679% due 07/16/2030	11,200	9,554
2.999% due 01/22/2032	14,100	11,897
3.103% due 01/16/2030	4,700	4,157
5.842% due 01/18/2028	12,400	12,673
6.181% due 01/18/2033 (k)	45,000	48,250
Nordea Bank Abp 3.750% due 03/01/2029 •(g)(h)	5,700	4,517
Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051	31,400	23,493
3.625% due 09/30/2059	62,990	46,789
3.850% due 09/30/2047	10,340	8,304
6.063% due 03/30/2040	1	1
Ohio National Life Insurance Co. 6.875% due 06/15/2042	400	360

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Old Republic International Corp. 3.850% due 06/11/2051	37,900	27,808
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	500	425
3.625% due 10/01/2029	4,000	3,532
4.750% due 01/15/2028	7,000	6,739
5.250% due 01/15/2026	15,000	14,925
OneAmerica Financial Partners, Inc. 4.250% due 10/15/2050	5,400	3,903
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027	3,900	3,706
Pacific Life Insurance Co. 9.250% due 06/15/2039	63,816	83,336
Pacific LifeCorp 3.350% due 09/15/2050	5,700	4,120
Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	27,032
7.625% due 06/15/2040	32,535	37,029
Physicians Realty LP
3.950% due 01/15/2028	7,900	7,534
4.300% due 03/15/2027	2,975	2,897
Pine Street Trust
4.572% due 02/15/2029	23,500	22,387
5.568% due 02/15/2049	23,800	21,426
Pinnacol Assurance 8.625% due 06/25/2034 «(i)	24,000	26,210
Popular, Inc. 7.250% due 03/13/2028	14,700	15,139
Progressive Corp.
3.700% due 01/26/2045	1,390	1,122
3.700% due 03/15/2052	4,500	3,638
4.125% due 04/15/2047	1,700	1,502
Protective Life Global Funding 5.467% due 12/08/2028	2,000	2,056
Prudential Financial, Inc.
3.700% due 03/13/2051	1,500	1,188
3.935% due 12/07/2049	173	143
Rayonier LP 2.750% due 05/17/2031	7,500	6,264
Realty Income Corp.
3.400% due 01/15/2028	1,265	1,203
3.950% due 08/15/2027	11,848	11,528
Regency Centers LP
2.950% due 09/15/2029	1,000	898
4.125% due 03/15/2028	1,100	1,057
4.400% due 02/01/2047	4,200	3,494
4.650% due 03/15/2049	1,500	1,291
Rexford Industrial Realty LP 2.125% due 12/01/2030	11,800	9,660
RGA Global Funding 6.000% due 11/21/2028	3,000	3,115
Sabra Health Care LP
3.200% due 12/01/2031	15,350	12,571
3.900% due 10/15/2029	3,368	3,034
Sammons Financial Group, Inc. 3.350% due 04/16/2031	18,300	14,709
Santander Holdings USA, Inc.
4.400% due 07/13/2027	5,200	5,054
6.499% due 03/09/2029 •	2,000	2,068
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	17,160	14,666
3.823% due 11/03/2028 •	55,945	52,619
SBA Tower Trust 2.328% due 07/15/2052	10,300	9,108
Selective Insurance Group, Inc. 5.375% due 03/01/2049	8,800	8,470
SITE Centers Corp. 4.700% due 06/01/2027	1,800	1,772
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028	4,200	3,695
Societe Generale SA
3.337% due 01/21/2033 •	27,760	23,370
6.221% due 06/15/2033 •	11,700	11,691
6.691% due 01/10/2034 •	17,000	17,971
Spirit Realty LP
2.700% due 02/15/2032	11,400	9,558
3.200% due 02/15/2031	11,100	9,805
3.400% due 01/15/2030	5,625	5,128
4.000% due 07/15/2029	200	190
4.450% due 09/15/2026	2,350	2,306
Standard Chartered PLC
3.265% due 02/18/2036 •	15,500	12,701
3.603% due 01/12/2033 •	3,200	2,654
6.296% due 07/06/2034	24,400	25,642
6.301% due 01/09/2029 •	21,500	22,082

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Stellantis Finance U.S., Inc. 6.375% due 09/12/2032		700	755
Stifel Financial Corp. 4.000% due 05/15/2030		5,600	5,085
STORE Capital Corp. 2.750% due 11/18/2030		1,900	1,487
Sumitomo Life Insurance Co. 3.375% due 04/15/2081 •		16,300	13,952
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	31,271
2.750% due 01/15/2030		2,700	2,390
3.040% due 07/16/2029		11,300	10,298
5.710% due 01/13/2030		18,400	19,121
5.808% due 09/14/2033		20,000	21,386
Sun Communities Operating LP
2.700% due 07/15/2031		6,800	5,671
5.700% due 01/15/2033		8,000	8,114
SVB Financial Group 4.570% due 04/29/2033 ^(b)		16,800	11,109
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(g)(h)		6,000	4,963
Synchrony Financial
2.875% due 10/28/2031		17,900	14,352
4.500% due 07/23/2025		600	587
Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	22,174
4.270% due 05/15/2047		11,300	9,868
4.900% due 09/15/2044		18,400	17,415
6.850% due 12/16/2039		5,129	5,930
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	297	395
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •		$7,500	6,513
Toronto-Dominion Bank 8.125% due 10/31/2082 •(h)		20,000	20,866
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		7,933	10,288
Travelers Cos., Inc.
4.050% due 03/07/2048		4,000	3,487
5.450% due 05/25/2053		9,000	9,721
Truist Financial Corp. 6.123% due 10/28/2033 •		16,000	16,622
Trust Fibra Uno
6.390% due 01/15/2050		23,500	19,053
6.950% due 01/30/2044		25,270	21,828
Trustage Financial Group, Inc. 4.625% due 04/15/2032		54,700	47,741
U.S. Bancorp 4.839% due 02/01/2034 •		700	671
UBS AG 5.125% due 05/15/2024 (h)		17,121	17,001
UBS Group AG
0.625% due 01/18/2033	EUR	800	668
2.593% due 09/11/2025 •		$4,500	4,404
2.746% due 02/11/2033 •		10,900	8,947
3.091% due 05/14/2032 •		57,529	49,024
3.179% due 02/11/2043 •		1,100	814
3.750% due 03/26/2025		26,250	25,739
3.869% due 01/12/2029 •		10,550	9,955
4.125% due 09/24/2025		400	392
4.125% due 04/15/2026		34,600	33,808
4.194% due 04/01/2031 •		2,250	2,097
4.282% due 01/09/2028		17,400	16,867
4.550% due 04/17/2026		13,000	12,836
4.875% due 02/12/2027 •(g)(h)		11,400	10,297
4.875% due 05/15/2045		7,275	6,933
4.988% due 08/05/2033 •		5,000	4,838
5.959% due 01/12/2034 •		39,500	40,869
6.301% due 09/22/2034		12,900	13,666
6.442% due 08/11/2028 •		2,900	3,014
6.537% due 08/12/2033 •		19,750	21,089
9.250% due 11/13/2028 (g)(h)		4,900	5,298
9.250% due 11/13/2033 (g)(h)		4,500	4,998
UDR, Inc. 3.500% due 07/01/2027		3,323	3,165
UniCredit SpA 3.127% due 06/03/2032 •		4,800	4,060
Unum Group 4.500% due 12/15/2049		500	395
Ventas Realty LP
4.125% due 01/15/2026		600	585
4.400% due 01/15/2029		1,900	1,847
VICI Properties LP
4.750% due 02/15/2028		863	845
4.950% due 02/15/2030		106	103
5.125% due 05/15/2032		7,700	7,515

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

5.625% due 05/15/2052		24,400	23,421
Voya Financial, Inc. 4.700% due 01/23/2048 •		6,800	5,603
W R Berkley Corp. 4.000% due 05/12/2050		4,900	3,919
Wells Fargo & Co.
2.393% due 06/02/2028 •		16,500	15,120
2.406% due 10/30/2025 •		2,500	2,433
2.572% due 02/11/2031 •		21,200	18,329
2.879% due 10/30/2030 •		43,600	38,789
3.000% due 04/22/2026		8,100	7,762
3.196% due 06/17/2027 •		2,100	2,008
3.350% due 03/02/2033 •		4,800	4,194
3.584% due 05/22/2028 •		31,500	30,026
4.611% due 04/25/2053 •		64,700	58,242
5.557% due 07/25/2034		68,821	70,103
Wells Fargo Bank NA
5.850% due 02/01/2037		5,901	6,198
5.950% due 08/26/2036		800	825
6.600% due 01/15/2038		22,877	25,526
Welltower OP LLC
4.950% due 09/01/2048		3,500	3,317
6.500% due 03/15/2041		29,850	32,962
Weyerhaeuser Co.
3.375% due 03/09/2033		3,800	3,376
4.000% due 04/15/2030		1,500	1,430
6.875% due 12/15/2033		14,477	15,956
6.950% due 10/01/2027		4,500	4,819
7.375% due 03/15/2032		39,647	46,057
Willis North America, Inc.
3.875% due 09/15/2049		13,550	10,501
5.350% due 05/15/2033		12,000	12,130
WP Carey, Inc. 4.000% due 02/01/2025		800	788

			6,699,312

INDUSTRIALS 34.9%
7-Eleven, Inc.
2.500% due 02/10/2041		4,470	3,088
2.800% due 02/10/2051		23,200	14,943
AbbVie, Inc.
4.250% due 11/21/2049		8,775	7,826
4.300% due 05/14/2036		24,250	23,249
4.400% due 11/06/2042		44,212	41,041
4.450% due 05/14/2046		32,984	30,324
4.500% due 05/14/2035		21,877	21,410
4.700% due 05/14/2045		21,000	20,005
4.850% due 06/15/2044		36,900	35,949
4.875% due 11/14/2048		100	98
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		7,900	7,274
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		4,185	3,432
Advocate Health & Hospitals Corp. 2.211% due 06/15/2030		11,150	9,591
AEP Transmission Co. LLC
3.150% due 09/15/2049		6,000	4,330
3.650% due 04/01/2050		2,700	2,131
4.250% due 09/15/2048		1,474	1,271
5.400% due 03/15/2053		11,300	11,764
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	4,600	4,393
Aetna, Inc. 4.750% due 03/15/2044		$50	45
Air Canada Pass-Through Trust
4.125% due 11/15/2026		9,723	9,366
5.250% due 10/01/2030		5,977	5,866
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		15,144	14,737
Alcon Finance Corp. 3.000% due 09/23/2029		500	455
Alibaba Group Holding Ltd.
2.700% due 02/09/2041		38,869	26,622
3.150% due 02/09/2051		1,150	755
3.250% due 02/09/2061		24,200	15,238
4.000% due 12/06/2037		2,000	1,720
4.200% due 12/06/2047		17,900	14,632
4.400% due 12/06/2057		7,600	6,198
Altria Group, Inc.
3.875% due 09/16/2046		9,080	6,819
5.950% due 02/14/2049		22,500	22,969
6.200% due 02/14/2059		6,929	7,359
Amazon.com, Inc.
2.500% due 06/03/2050		3,000	1,999
2.700% due 06/03/2060		4,357	2,886

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

3.100% due 05/12/2051	19,390	14,432
3.250% due 05/12/2061	40,500	29,755
4.100% due 04/13/2062	11,800	10,437
4.250% due 08/22/2057	19,250	17,727
American Airlines Pass-Through Trust
2.875% due 01/11/2036	20,063	17,066
3.000% due 04/15/2030	471	425
3.150% due 08/15/2033	7,004	6,140
3.200% due 12/15/2029	5,851	5,336
3.350% due 04/15/2031	3,512	3,175
3.375% due 11/01/2028	5,983	5,488
3.500% due 08/15/2033 (k)	3,160	2,695
3.575% due 07/15/2029	6,602	6,164
3.600% due 03/22/2029	6,535	6,124
3.600% due 04/15/2031	2,707	2,377
3.650% due 02/15/2029	2,196	2,036
3.700% due 04/01/2028	5,782	5,386
4.000% due 01/15/2027	2,932	2,811
Amgen, Inc.
2.800% due 08/15/2041	3,700	2,693
3.375% due 02/21/2050	7,300	5,441
4.200% due 02/22/2052	6,900	5,848
4.663% due 06/15/2051	145,913	132,839
4.875% due 03/01/2053	800	748
4.950% due 10/01/2041	4,650	4,456
5.250% due 03/02/2033	36,600	37,537
5.650% due 03/02/2053	12,269	12,917
5.750% due 03/02/2063	35,175	36,948
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028	9,100	8,198
3.750% due 10/01/2030	5,600	4,873
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	94,900	94,644
4.900% due 02/01/2046	120,782	118,489
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	320	314
Anheuser-Busch InBev Worldwide, Inc.
4.350% due 06/01/2040	20,387	19,065
4.375% due 04/15/2038	10,975	10,420
4.439% due 10/06/2048	901	830
4.950% due 01/15/2042	2,800	2,805
5.450% due 01/23/2039	11,476	12,111
5.800% due 01/23/2059	41,800	46,915
Apple, Inc.
2.650% due 05/11/2050	4,250	2,929
2.700% due 08/05/2051	1,200	826
2.800% due 02/08/2061	8,441	5,749
2.850% due 08/05/2061	8,600	5,885
2.950% due 09/11/2049	21,958	16,145
3.750% due 09/12/2047	21,790	18,632
3.850% due 08/04/2046	58,395	50,819
4.100% due 08/08/2062	1,095	977
4.850% due 05/10/2053	10,000	10,202
Aptiv PLC
3.100% due 12/01/2051	10,731	7,006
3.250% due 03/01/2032	7,000	6,187
4.150% due 05/01/2052	2,900	2,299
5.400% due 03/15/2049	10,000	9,354
Arrow Electronics, Inc. 2.950% due 02/15/2032	600	507
Ashtead Capital, Inc. 5.950% due 10/15/2033	400	408
AstraZeneca PLC 4.375% due 11/16/2045	1,400	1,316
Bacardi Ltd.
4.700% due 05/15/2028	5,200	5,100
5.150% due 05/15/2038	22,540	21,507
5.300% due 05/15/2048	25,300	24,253
BAE Systems PLC 3.000% due 09/15/2050	11,700	8,269
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	15,000	11,083
Barrick North America Finance LLC 5.700% due 05/30/2041	8,500	8,984
BAT Capital Corp.
4.390% due 08/15/2037	12,200	10,233
4.540% due 08/15/2047	23,333	17,953
4.758% due 09/06/2049	4,200	3,336
6.421% due 08/02/2033	2,050	2,147
7.079% due 08/02/2043	6,300	6,697
7.081% due 08/02/2053	7,100	7,597
Baxter International, Inc. 3.132% due 12/01/2051	7,000	4,820
Bayer U.S. Finance LLC
4.200% due 07/15/2034	14,484	12,869
4.375% due 12/15/2028	9,800	9,322

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.400% due 07/15/2044	4,000	3,166
4.625% due 06/25/2038	900	779
4.875% due 06/25/2048	24,000	20,267
6.250% due 01/21/2029	765	783
6.375% due 11/21/2030	6,400	6,589
6.500% due 11/21/2033	21,900	22,647
6.875% due 11/21/2053	7,800	8,316
Becton Dickinson & Co. 3.794% due 05/20/2050	10,700	8,727
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	14,000	9,049
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032	21,000	18,973
Biogen, Inc. 3.250% due 02/15/2051	7,181	5,159
Boardwalk Pipelines LP 3.600% due 09/01/2032	20,280	17,978
Boeing Co.
3.200% due 03/01/2029	575	538
3.250% due 02/01/2035	1,755	1,481
3.600% due 05/01/2034	8,470	7,489
3.625% due 02/01/2031	1,700	1,580
3.650% due 03/01/2047	1,945	1,445
3.750% due 02/01/2050	3,760	2,922
3.825% due 03/01/2059	4,515	3,354
3.950% due 08/01/2059	9,500	7,278
5.705% due 05/01/2040	53,525	55,397
5.805% due 05/01/2050	92,190	95,532
5.930% due 05/01/2060	104,625	108,526
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	12,000	8,529
Booz Allen Hamilton, Inc. 5.950% due 08/04/2033	5,900	6,240
Boston Scientific Corp.
6.500% due 11/15/2035	43,837	49,582
7.375% due 01/15/2040	42,000	50,880
BP Capital Markets America, Inc. 4.893% due 09/11/2033	74,000	75,328
Bristol-Myers Squibb Co.
3.700% due 03/15/2052	7,700	6,057
4.250% due 10/26/2049	14,900	12,944
4.350% due 11/15/2047	3,384	2,987
British Airways Pass-Through Trust
3.300% due 06/15/2034	19,243	17,145
3.350% due 12/15/2030	1,539	1,396
4.250% due 05/15/2034	1,496	1,397
Broadcom, Inc.
2.600% due 02/15/2033	42,701	35,201
3.137% due 11/15/2035	57,279	47,055
3.187% due 11/15/2036	3,124	2,533
3.419% due 04/15/2033	25,910	22,769
3.469% due 04/15/2034	84,812	73,824
3.500% due 02/15/2041	27,200	21,585
4.150% due 11/15/2030	1,438	1,374
4.150% due 04/15/2032	44,100	41,606
4.300% due 11/15/2032	21,250	20,398
4.926% due 05/15/2037	408	395
Buckeye Partners LP 5.600% due 10/15/2044	2,300	1,774
Burlington Northern Santa Fe LLC
4.450% due 03/15/2043	27,000	25,123
4.450% due 01/15/2053	4,909	4,634
5.200% due 04/15/2054	47,583	49,579
Cameron LNG LLC
3.402% due 01/15/2038	26,700	22,566
3.701% due 01/15/2039	900	764
Campbell Soup Co. 3.125% due 04/24/2050	10,200	7,041
Canadian Pacific Railway Co.
3.500% due 05/01/2050	2,300	1,768
4.300% due 05/15/2043	5,000	4,394
4.700% due 05/01/2048	17,700	16,126
4.950% due 08/15/2045	24,795	23,568
6.125% due 09/15/2115	51,558	57,715
Carrier Global Corp. 6.200% due 03/15/2054	6,700	7,753
CDW LLC 3.569% due 12/01/2031	11,800	10,481
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	3,669	3,276
Cellnex Finance Co. SA 3.875% due 07/07/2041	4,600	3,567
Centene Corp.
2.450% due 07/15/2028	25,800	22,997
2.625% due 08/01/2031	800	665
4.625% due 12/15/2029	3,300	3,168

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

CenterPoint Energy Resources Corp.
4.100% due 09/01/2047	2,000	1,677
5.400% due 03/01/2033	10,000	10,443
CF Industries, Inc. 5.150% due 03/15/2034	21,425	21,230
Charter Communications Operating LLC
3.500% due 06/01/2041	24,277	17,181
3.500% due 03/01/2042	13,700	9,542
3.700% due 04/01/2051	7,500	4,886
3.850% due 04/01/2061	94,400	58,915
3.900% due 06/01/2052	34,975	23,555
3.950% due 06/30/2062	15,000	9,454
4.400% due 12/01/2061	72,238	50,002
4.800% due 03/01/2050	47,000	36,442
5.050% due 03/30/2029	208	206
5.125% due 07/01/2049	49,500	40,266
5.250% due 04/01/2053	47,225	39,615
5.375% due 04/01/2038	10,000	9,031
5.500% due 04/01/2063	7,550	6,310
5.750% due 04/01/2048	565	502
6.384% due 10/23/2035	1,175	1,194
6.484% due 10/23/2045	19	19
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	16,774
3.700% due 11/15/2029	5,000	4,726
Cheniere Energy Partners LP 5.950% due 06/30/2033	16,500	16,962
Coca-Cola Co.
2.500% due 03/15/2051	19,600	13,175
2.750% due 06/01/2060	7,500	5,198
3.000% due 03/05/2051	1,249	944
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	11,457
Comcast Corp.
2.650% due 08/15/2062	18,400	11,317
2.800% due 01/15/2051	500	334
2.887% due 11/01/2051	2,524	1,709
2.937% due 11/01/2056	139,419	91,781
3.200% due 07/15/2036	850	715
3.450% due 02/01/2050	35,100	26,962
3.969% due 11/01/2047	38,410	32,287
3.999% due 11/01/2049	103,328	86,387
4.000% due 03/01/2048	12,260	10,306
CommonSpirit Health
3.347% due 10/01/2029	10,000	9,137
4.187% due 10/01/2049	2,100	1,773
Conagra Brands, Inc.
4.600% due 11/01/2025	5,341	5,292
5.400% due 11/01/2048	1,095	1,062
ConocoPhillips Co.
5.300% due 05/15/2053	4,625	4,757
5.550% due 03/15/2054	6,750	7,173
5.700% due 09/15/2063	3,400	3,685
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	10,396
4.500% due 05/09/2047	8,100	7,231
4.750% due 05/09/2032	6,900	6,878
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	3,321	3,249
Continental Resources, Inc.
4.900% due 06/01/2044	32,071	25,976
5.750% due 01/15/2031	8,500	8,467
Corning, Inc. 5.450% due 11/15/2079	4,500	4,350
CoStar Group, Inc. 2.800% due 07/15/2030	11,400	9,702
Cox Communications, Inc.
2.950% due 10/01/2050	4,900	3,149
4.500% due 06/30/2043	21,841	18,503
4.700% due 12/15/2042	4,070	3,537
4.800% due 02/01/2035	13,000	12,192
5.700% due 06/15/2033	7,500	7,806
CRH America Finance, Inc.
4.400% due 05/09/2047	2,800	2,516
4.500% due 04/04/2048	8,390	7,781
CSL Finanace PLC Co.
4.750% due 04/27/2052	13,800	13,152
4.950% due 04/27/2062	9,200	8,676
CVS Health Corp.
3.625% due 04/01/2027	2,900	2,811
3.750% due 04/01/2030	4,900	4,611
4.125% due 04/01/2040	10,700	9,199
5.050% due 03/25/2048	37,250	34,872
5.125% due 07/20/2045	7,975	7,555
5.250% due 02/21/2033	2,000	2,045
5.300% due 12/05/2043	7,100	6,883

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

5.625% due 02/21/2053	22,437	22,777
5.875% due 06/01/2053	7,612	8,016
6.000% due 06/01/2063	7,094	7,536
CVS Pass-Through Trust
4.163% due 08/11/2036	7,650	6,821
4.704% due 01/10/2036	1,143	1,062
5.773% due 01/10/2033	923	917
5.880% due 01/10/2028	1,797	1,779
5.926% due 01/10/2034	21,957	22,264
6.036% due 12/10/2028	869	878
6.943% due 01/10/2030	19,550	19,978
7.507% due 01/10/2032	54,586	57,433
8.353% due 07/10/2031	10,168	10,981
DAE Funding LLC 1.550% due 08/01/2024	7,100	6,919
Daimler Truck Finance North America LLC
2.375% due 12/14/2028	11,300	10,073
2.500% due 12/14/2031	8,354	6,936
DCP Midstream Operating LP 3.250% due 02/15/2032	5,612	4,873
Dell International LLC
3.450% due 12/15/2051	18,395	13,320
4.900% due 10/01/2026	19,197	19,235
5.300% due 10/01/2029	29,220	30,113
6.020% due 06/15/2026	42,010	43,015
8.100% due 07/15/2036	875	1,077
Delta Air Lines, Inc.
2.900% due 10/28/2024	11,200	10,910
3.750% due 10/28/2029 (k)	45,863	42,027
4.375% due 04/19/2028	4,000	3,874
4.750% due 10/20/2028	2,150	2,116
7.375% due 01/15/2026	35,442	36,662
Devon Energy Corp. 7.950% due 04/15/2032	5,535	6,449
Diamondback Energy, Inc. 4.250% due 03/15/2052	6,240	5,048
Discovery Communications LLC 5.200% due 09/20/2047	30,665	26,465
DT Midstream, Inc. 4.300% due 04/15/2032	17,400	15,665
Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,511
4.800% due 11/01/2043	800	725
eBay, Inc. 2.600% due 05/10/2031	778	679
Ecopetrol SA 7.375% due 09/18/2043	25,700	24,559
El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	9,802	8,446
8.375% due 06/15/2032	25,670	29,983
Elevance Health, Inc.
3.600% due 03/15/2051	1,350	1,059
3.700% due 09/15/2049	5,640	4,457
4.375% due 12/01/2047	30,200	26,947
4.550% due 03/01/2048	7,500	6,842
4.550% due 05/15/2052	12,100	11,054
4.625% due 05/15/2042	7,700	7,157
5.100% due 01/15/2044	13,244	12,985
5.125% due 02/15/2053	2,000	2,005
6.100% due 10/15/2052	1,900	2,156
Eli Lilly & Co. 4.875% due 02/27/2053	4,050	4,192
Embotelladora Andina SA 3.950% due 01/21/2050	3,600	2,748
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	2,960
7.375% due 10/15/2045	19,892	23,439
Enbridge, Inc.
2.500% due 08/01/2033	23,600	19,341
3.400% due 08/01/2051	29,500	21,519
4.500% due 06/10/2044	10,948	9,389
5.700% due 03/08/2033	35,300	36,706
6.700% due 11/15/2053	20,000	23,288
Energy Transfer LP
4.900% due 03/15/2035	19,773	18,866
4.950% due 01/15/2043	27,800	24,261
5.000% due 05/15/2044	44,517	39,154
5.000% due 05/15/2050	2,650	2,367
5.150% due 02/01/2043	26,785	23,886
5.150% due 03/15/2045	42,386	38,955
5.300% due 04/01/2044	12,314	11,356
5.300% due 04/15/2047	22,750	20,909
5.350% due 05/15/2045	20,088	18,700
5.400% due 10/01/2047	5,038	4,705
6.000% due 06/15/2048	1,600	1,616
6.125% due 12/15/2045	23,548	23,770

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.250% due 04/15/2049		140	145
6.400% due 12/01/2030		107	115
6.500% due 02/01/2042		5,047	5,340
6.550% due 12/01/2033		16,200	17,604
6.625% due 10/15/2036		7,500	8,091
7.500% due 07/01/2038		900	1,043
EnLink Midstream Partners LP 5.450% due 06/01/2047		13,800	12,072
Entergy Louisiana LLC
2.900% due 03/15/2051		8,400	5,613
3.100% due 06/15/2041		14,600	11,052
4.200% due 09/01/2048		1,410	1,174
4.750% due 09/15/2052		15,800	14,550
5.000% due 07/15/2044		4,300	3,918
Enterprise Products Operating LLC
2.800% due 01/31/2030		560	507
4.200% due 01/31/2050		10,643	9,249
4.450% due 02/15/2043		77,745	71,077
4.800% due 02/01/2049		3,575	3,389
4.850% due 08/15/2042		11,300	10,853
4.850% due 03/15/2044		32,562	31,346
5.100% due 02/15/2045		31,665	31,134
5.250% due 08/16/2077 •		5,601	5,369
5.750% due 03/01/2035		13,761	14,418
8.638% (TSFR3M + 3.248%) due 08/16/2077 ~		8,000	7,964
EQM Midstream Partners LP 4.000% due 08/01/2024		2,095	2,077
EQT Corp. 7.000% due 02/01/2030		2,400	2,579
Equinor ASA 3.250% due 11/18/2049		5,000	3,795
Essential Utilities, Inc. 5.300% due 05/01/2052		11,500	11,007
Estee Lauder Cos., Inc. 5.150% due 05/15/2053		3,650	3,719
Expedia Group, Inc.
3.250% due 02/15/2030		4,293	3,938
4.625% due 08/01/2027		4,500	4,482
FactSet Research Systems, Inc. 3.450% due 03/01/2032		10,000	8,964
FedEx Corp.
3.875% due 08/01/2042		765	636
4.550% due 04/01/2046		7,400	6,639
4.750% due 11/15/2045		3,250	3,000
5.100% due 01/15/2044		14,941	14,503
Fidelity National Information Services, Inc. 5.100% due 07/15/2032		11,500	11,751
Fiserv, Inc. 4.400% due 07/01/2049		15,000	13,245
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	5,243
4.317% due 12/30/2039		55,500	40,597
Flex Ltd. 4.875% due 05/12/2030		17,200	16,896
Ford Foundation
2.415% due 06/01/2050		3,800	2,516
2.815% due 06/01/2070		7,100	4,534
Fox Corp. 6.500% due 10/13/2033		7,910	8,567
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	3,000	3,136
Freeport-McMoRan, Inc. 5.400% due 11/14/2034		$7,400	7,460
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031		24,600	19,380
GE Capital Funding LLC 4.550% due 05/15/2032		9,751	9,549
GeorgeTown University 5.115% due 04/01/2053		3,300	3,425
Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	8,485
6.900% due 11/15/2037		100	111
Glencore Finance Europe Ltd. 3.125% due 03/26/2026	GBP	500	613
Global Payments, Inc.
3.200% due 08/15/2029		$4,586	4,160
4.150% due 08/15/2049		4,400	3,490
4.950% due 08/15/2027		175	175
5.950% due 08/15/2052		21,085	21,531
GNL Quintero SA 4.634% due 07/31/2029		3,530	3,475
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		2,600	2,715
6.510% due 02/23/2042		10,700	11,331
GTP Acquisition Partners LLC 3.482% due 06/15/2050		7,500	7,294

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Haleon U.S. Capital LLC
3.625% due 03/24/2032		3,700	3,415
4.000% due 03/24/2052		4,900	4,157
Halliburton Co. 7.450% due 09/15/2039		1,739	2,174
HCA, Inc.
3.500% due 07/15/2051		23,000	16,226
3.625% due 03/15/2032		18,500	16,550
4.500% due 02/15/2027		8,800	8,702
4.625% due 03/15/2052		39,125	33,327
5.250% due 06/15/2049		11,134	10,364
5.500% due 06/15/2047		26,202	25,269
5.900% due 06/01/2053		5,300	5,441
Heineken NV 4.350% due 03/29/2047		12,200	10,951
Helmerich & Payne, Inc. 2.900% due 09/29/2031		14,650	12,325
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052		28,000	23,007
Holcim Finance U.S. LLC 4.750% due 09/22/2046		2,400	2,148
Holcim Sterling Finance Netherlands BV 2.250% due 04/04/2034	GBP	5,200	5,132
Home Depot, Inc. 4.400% due 03/15/2045		$9,350	8,687
Humana, Inc.
3.950% due 08/15/2049		11,800	9,704
5.500% due 03/15/2053		14,823	15,404
5.875% due 03/01/2033		9,000	9,592
8.150% due 06/15/2038		1,000	1,227
Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,069
5.750% due 04/23/2030		5,850	6,049
Hyundai Capital America 2.000% due 06/15/2028		15,000	13,112
Imperial Brands Finance PLC
3.500% due 07/26/2026		7,800	7,446
3.875% due 07/26/2029		4,200	3,922
4.250% due 07/21/2025		19,615	19,278
6.125% due 07/27/2027		13,000	13,358
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		10,800	8,301
Intel Corp.
5.700% due 02/10/2053		7,750	8,387
5.900% due 02/10/2063		1,992	2,223
Jabil, Inc. 5.450% due 02/01/2029		1,600	1,636
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,634	1,383
4.000% due 05/15/2034		10,850	9,960
Juniper Networks, Inc. 5.950% due 03/15/2041		42,478	43,674
Kaiser Foundation Hospitals 4.150% due 05/01/2047		14,300	12,654
Kenvue, Inc.
5.050% due 03/22/2053		13,100	13,565
5.100% due 03/22/2043		300	312
5.200% due 03/22/2063		180	188
Keurig Dr Pepper, Inc. 4.500% due 04/15/2052		60,000	54,947
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	5,336
5.000% due 08/15/2042		4,000	3,609
5.000% due 03/01/2043		33,335	29,830
5.400% due 09/01/2044		300	281
5.500% due 03/01/2044		5,536	5,255
5.625% due 09/01/2041		1,700	1,624
5.800% due 03/15/2035		10,942	11,166
6.375% due 03/01/2041		10,715	11,027
6.500% due 02/01/2037		12,219	12,880
6.500% due 09/01/2039		36,840	38,746
6.550% due 09/15/2040		30,300	32,049
6.950% due 01/15/2038		800	879
7.400% due 03/15/2031		5,000	5,565
7.500% due 11/15/2040		25,567	28,922
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,365	1,356
5.450% due 08/01/2052		7,100	6,804
7.800% due 08/01/2031		2,000	2,289
Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	1,261
4.375% due 06/01/2046		$3,000	2,621
5.000% due 06/04/2042		7,250	6,993
5.500% due 06/01/2050		3,400	3,509
6.500% due 02/09/2040		44,238	49,703
7.125% due 08/01/2039		1,043	1,237

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

L3Harris Technologies, Inc. 4.854% due 04/27/2035	2,150	2,124
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,800	2,692
3.200% due 08/08/2024	27,700	27,180
3.500% due 08/18/2026	132,600	126,482
3.900% due 08/08/2029 (k)	15,442	14,248
Leidos, Inc.
2.300% due 02/15/2031	7,900	6,616
4.375% due 05/15/2030	2,000	1,916
Leland Stanford Junior University 2.413% due 06/01/2050	12,600	8,356
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,291
4.300% due 06/15/2062	23,300	20,908
4.500% due 05/15/2036	2,100	2,080
5.200% due 02/15/2055	27,735	29,139
Lowe's Cos., Inc.
4.250% due 04/01/2052	2,500	2,119
4.450% due 04/01/2062	6,300	5,322
5.850% due 04/01/2063	16,400	17,206
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026	8,555	8,943
Marathon Petroleum Corp. 6.500% due 03/01/2041	13,503	14,532
Marriott International, Inc.
2.750% due 10/15/2033	10,000	8,257
2.850% due 04/15/2031	9,700	8,400
3.500% due 10/15/2032	23,700	21,142
3.600% due 04/15/2024	7,600	7,563
4.625% due 06/15/2030	9,690	9,521
Marvell Technology, Inc.
2.950% due 04/15/2031	18,846	16,478
4.875% due 06/22/2028	10,200	10,185
Masco Corp. 4.500% due 05/15/2047	1,909	1,648
Massachusetts Institute of Technology 5.600% due 07/01/2111	1,668	1,915
McDonald's Corp.
3.625% due 09/01/2049	18,024	14,464
4.450% due 03/01/2047	1,000	916
5.150% due 09/09/2052	500	509
5.450% due 08/14/2053	675	719
MDC Holdings, Inc. 3.966% due 08/06/2061	10,300	6,725
Merck & Co., Inc.
2.750% due 12/10/2051	9,500	6,536
2.900% due 12/10/2061	13,005	8,701
5.150% due 05/17/2063	6,500	6,785
Meta Platforms, Inc.
4.450% due 08/15/2052	8,800	8,092
4.650% due 08/15/2062	27,400	25,539
5.750% due 05/15/2063	14,096	15,449
Micron Technology, Inc.
5.327% due 02/06/2029	8,500	8,677
6.750% due 11/01/2029	4,836	5,229
Microsoft Corp.
2.500% due 09/15/2050	35,200	23,803
2.675% due 06/01/2060	32,710	21,868
2.921% due 03/17/2052	20,266	14,975
3.041% due 03/17/2062	1,000	722
Mileage Plus Holdings LLC 6.500% due 06/20/2027	4,480	4,496
Moody's Corp.
2.000% due 08/19/2031	1,700	1,412
3.100% due 11/29/2061	6,000	4,064
3.250% due 05/20/2050	1,500	1,107
3.750% due 02/25/2052	7,600	6,227
4.875% due 12/17/2048	9,000	8,506
5.250% due 07/15/2044	4,144	4,199
Motorola Solutions, Inc.
2.300% due 11/15/2030	3,100	2,619
5.500% due 09/01/2044	5,686	5,668
MPLX LP
4.125% due 03/01/2027	785	769
4.500% due 04/15/2038	300	267
4.900% due 04/15/2058	19,120	16,268
4.950% due 03/14/2052	41,652	37,128
5.200% due 03/01/2047	5,000	4,649
5.200% due 12/01/2047	2,100	1,925
5.500% due 02/15/2049	200	194
MSCI, Inc.
3.250% due 08/15/2033	5,000	4,185
3.875% due 02/15/2031	600	549
Mylan, Inc. 5.200% due 04/15/2048	17,200	14,238

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	804
2.000% due 04/17/2040		3,300	2,790
Nationwide Children's Hospital, Inc. 4.556% due 11/01/2052		$2,500	2,353
NBCUniversal Media LLC 4.450% due 01/15/2043		19,107	17,489
Netflix, Inc.
4.875% due 04/15/2028		9,450	9,582
4.875% due 06/15/2030		1,500	1,520
5.375% due 11/15/2029		3,900	4,033
Newell Brands, Inc. 6.375% due 04/01/2036		2,309	2,116
Newmont Corp.
5.450% due 06/09/2044		31,100	31,693
5.750% due 11/15/2041		22,905	23,706
6.250% due 10/01/2039		1,710	1,900
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		4,600	4,404
Norfolk Southern Corp.
3.155% due 05/15/2055		3,800	2,677
3.942% due 11/01/2047		4,994	4,177
4.050% due 08/15/2052		2,510	2,125
4.100% due 05/15/2121		9,700	7,327
4.450% due 03/01/2033		5,000	4,938
4.550% due 06/01/2053		3,400	3,110
5.350% due 08/01/2054		5,600	5,828
Northern Natural Gas Co.
3.400% due 10/16/2051		3,500	2,470
4.100% due 09/15/2042		14,000	11,152
4.300% due 01/15/2049		18,375	15,393
Northern Star Resources Ltd. 6.125% due 04/11/2033		7,600	7,643
Northrop Grumman Corp. 3.850% due 04/15/2045		9,500	7,993
Northwell Healthcare, Inc. 3.809% due 11/01/2049		14,900	11,385
NPC Ukrenergo 6.875% due 11/09/2028		800	217
NXP BV
3.150% due 05/01/2027		1,800	1,710
3.250% due 05/11/2041		3,300	2,518
5.000% due 01/15/2033		6,610	6,625
5.350% due 03/01/2026		10,000	10,056
5.550% due 12/01/2028		2,200	2,265
Occidental Petroleum Corp.
6.200% due 03/15/2040		1,190	1,230
6.450% due 09/15/2036		609	645
6.600% due 03/15/2046		414	449
7.500% due 05/01/2031		5,000	5,613
8.875% due 07/15/2030		3,000	3,514
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031		5,600	3,870
OCI NV 6.700% due 03/16/2033		11,600	11,858
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (e)(g)		4,491	154
ONEOK Partners LP
6.125% due 02/01/2041		21,327	22,335
6.200% due 09/15/2043		47,644	49,964
6.650% due 10/01/2036		4,765	5,192
6.850% due 10/15/2037		8,494	9,397
Oracle Corp.
3.600% due 04/01/2040		22,300	17,801
3.600% due 04/01/2050		34,670	25,710
3.650% due 03/25/2041 (i)		18,500	14,694
3.800% due 11/15/2037		8,405	7,151
3.850% due 07/15/2036		1,500	1,308
3.850% due 04/01/2060		64,142	46,571
3.900% due 05/15/2035		5,000	4,463
3.950% due 03/25/2051 (i)		18,000	14,122
4.000% due 07/15/2046		15,350	12,331
4.000% due 11/15/2047		64,510	51,213
4.100% due 03/25/2061 (i)		58,450	44,633
4.125% due 05/15/2045		5,100	4,170
4.500% due 07/08/2044		1,400	1,223
4.900% due 02/06/2033		6,481	6,455
5.550% due 02/06/2053		35,400	35,451
6.900% due 11/09/2052 (i)		20,000	23,497
Orlando Health Obligated Group 3.327% due 10/01/2050		8,500	6,273
Ovintiv, Inc. 7.100% due 07/15/2053		7,000	7,710
Owens Corning
4.300% due 07/15/2047		8,540	7,503
4.400% due 01/30/2048		20,600	17,987

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

7.000% due 12/01/2036	246	283
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	14,885	13,959
Packaging Corp. of America 4.050% due 12/15/2049	3,100	2,543
PayPal Holdings, Inc. 5.250% due 06/01/2062	12,000	11,908
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	1,930
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030	13,300	12,115
Petroleos Mexicanos
6.750% due 09/21/2047	39,095	25,630
6.950% due 01/28/2060	8,284	5,466
Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	22,000	21,935
5.340% due 05/19/2063	15,900	16,066
Pfizer, Inc. 5.600% due 09/15/2040	16,865	17,844
Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,537
4.125% due 03/04/2043	2,575	2,180
4.250% due 11/10/2044	24,400	20,956
4.375% due 11/15/2041	11,100	9,862
4.875% due 11/15/2043	2,500	2,352
Pioneer Natural Resources Co.
1.900% due 08/15/2030	20,000	16,990
7.200% due 01/15/2028	24,475	26,317
Prosus NV
3.680% due 01/21/2030	1,600	1,402
3.832% due 02/08/2051	18,000	11,322
4.027% due 08/03/2050	4,000	2,628
PulteGroup, Inc. 5.500% due 03/01/2026	1,775	1,794
QatarEnergy
3.125% due 07/12/2041	200	154
3.300% due 07/12/2051	22,880	16,763
QVC, Inc. 5.950% due 03/15/2043	4,000	2,107
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	3,457	3,520
6.332% due 09/30/2027	2,284	2,331
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	2,150	1,769
Reliance Industries Ltd. 3.750% due 01/12/2062	9,300	6,721
Reynolds American, Inc.
5.850% due 08/15/2045	21,248	19,928
6.150% due 09/15/2043	10,920	10,839
Rockies Express Pipeline LLC 7.500% due 07/15/2038	25,640	25,924
Rogers Communications, Inc.
3.800% due 03/15/2032	13,100	12,059
4.500% due 03/15/2042	900	795
4.550% due 03/15/2052	25,300	22,090
Royalty Pharma PLC
3.300% due 09/02/2040	13,718	10,317
3.350% due 09/02/2051	1,000	677
3.550% due 09/02/2050	23,370	16,619
RTX Corp.
4.050% due 05/04/2047	2,600	2,171
4.450% due 11/16/2038	6,200	5,710
5.375% due 02/27/2053	18,100	18,407
6.100% due 03/15/2034	35,000	37,998
6.400% due 03/15/2054	7,400	8,573
S&P Global, Inc.
2.300% due 08/15/2060	4,400	2,639
2.900% due 03/01/2032	460	411
3.250% due 12/01/2049	1,700	1,273
3.700% due 03/01/2052	14,000	11,633
3.900% due 03/01/2062	2,800	2,346
4.250% due 05/01/2029	7,700	7,674
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	24,200	23,714
4.500% due 05/15/2030	25,465	24,897
5.000% due 03/15/2027	34,968	35,134
5.625% due 03/01/2025	300	301
5.750% due 05/15/2024	1,404	1,404
5.875% due 06/30/2026	6,906	7,034
Sands China Ltd.
4.625% due 06/18/2030	1,300	1,185
5.375% due 08/08/2025	31,300	30,887
Santos Finance Ltd.
3.649% due 04/29/2031	35,700	31,118
6.875% due 09/19/2033	25,000	26,535

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Saudi Arabian Oil Co.
3.250% due 11/24/2050		14,600	10,398
3.500% due 11/24/2070		19,600	13,524
Seagate HDD Cayman
4.125% due 01/15/2031		1,263	1,131
9.625% due 12/01/2032		1,790	2,048
Skyworks Solutions, Inc. 3.000% due 06/01/2031		20,200	17,297
South Jersey Industries, Inc. 5.020% due 04/15/2031		28,000	22,527
Southern Co.
3.750% due 09/15/2051 •		13,400	12,234
4.250% due 07/01/2036		9,300	8,542
4.400% due 07/01/2046		19,705	17,397
5.200% due 06/15/2033		4,000	4,083
Southern Natural Gas Co. LLC 8.000% due 03/01/2032		8,346	9,771
Spirit AeroSystems, Inc.
3.850% due 06/15/2026		2,400	2,309
4.600% due 06/15/2028		800	709
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		4,824	4,436
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		18,785	18,710
Standard Industries, Inc. 4.750% due 01/15/2028		17,100	16,474
Starbucks Corp. 3.500% due 11/15/2050		13,858	10,768
Stryker Corp. 4.850% due 12/08/2028		3,900	3,946
Suncor Energy, Inc. 7.000% due 11/15/2028		17,772	19,109
Sutter Health
3.161% due 08/15/2040		1,950	1,532
3.361% due 08/15/2050		2,600	1,932
5.164% due 08/15/2033		3,500	3,548
5.547% due 08/15/2053		2,600	2,769
Syngenta Finance NV 4.892% due 04/24/2025		4,247	4,192
T-Mobile USA, Inc.
2.050% due 02/15/2028		11,600	10,473
2.550% due 02/15/2031		10,400	8,963
2.700% due 03/15/2032		2,300	1,961
2.875% due 02/15/2031		175	154
3.000% due 02/15/2041		100	75
3.300% due 02/15/2051		39,900	28,858
3.400% due 10/15/2052		32,800	23,917
3.500% due 04/15/2031		1,100	1,007
3.600% due 11/15/2060		47,797	34,842
3.750% due 04/15/2027		14,400	13,971
3.875% due 04/15/2030		4,395	4,169
4.375% due 04/15/2040		18,700	16,887
4.500% due 04/15/2050		53,300	47,143
5.050% due 07/15/2033		2,000	2,016
5.650% due 01/15/2053		29,000	30,222
5.750% due 01/15/2054		10,000	10,591
5.800% due 09/15/2062		9,475	10,172
Take-Two Interactive Software, Inc. 4.000% due 04/14/2032		7,700	7,316
Tapestry, Inc.
7.700% due 11/27/2030		1,555	1,638
7.850% due 11/27/2033		6,000	6,404
Targa Resources Corp.
4.950% due 04/15/2052		5,900	5,187
6.250% due 07/01/2052		14,300	14,786
6.500% due 03/30/2034		5,000	5,405
6.500% due 02/15/2053		2,300	2,490
TD SYNNEX Corp.
2.375% due 08/09/2028		9,200	7,948
2.650% due 08/09/2031		2,450	1,983
Telefonica Emisiones SA
4.895% due 03/06/2048		15,330	13,537
5.213% due 03/08/2047		14,900	13,831
5.520% due 03/01/2049		3,800	3,670
7.045% due 06/20/2036		11,384	12,890
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,500	3,966
7.625% due 04/01/2037		320	368
Texas Eastern Transmission LP 4.150% due 01/15/2048		400	330
Thames Water Utilities Finance PLC 4.375% due 01/18/2031	EUR	4,600	4,815
Thomas Jefferson University 3.847% due 11/01/2057		$7,300	5,474
Thomson Reuters Corp. 5.650% due 11/23/2043		10,791	10,743

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Time Warner Cable Enterprises LLC 8.375% due 07/15/2033	18,420	21,352
Time Warner Cable LLC
4.500% due 09/15/2042	18,500	14,542
5.500% due 09/01/2041	14,800	12,823
5.875% due 11/15/2040	5,200	4,714
6.550% due 05/01/2037	7,306	7,208
6.750% due 06/15/2039	52,495	52,131
7.300% due 07/01/2038	2,080	2,148
Topaz Solar Farms LLC 4.875% due 09/30/2039	4,729	4,367
TotalEnergies Capital International SA 3.386% due 06/29/2060	10,700	7,945
TransCanada PipeLines Ltd.
4.625% due 03/01/2034	800	758
4.750% due 05/15/2038	2,300	2,135
4.875% due 05/15/2048	25,600	23,512
6.200% due 10/15/2037	3,484	3,714
7.625% due 01/15/2039	10,020	12,026
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	18,784
4.600% due 03/15/2048	2,400	2,165
5.400% due 08/15/2041	4,330	4,299
Trimble, Inc. 6.100% due 03/15/2033	2,900	3,105
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	2,500	2,337
Trustees of Tufts College 5.017% due 04/15/2112	3,000	2,768
TSMC Global Ltd. 2.250% due 04/23/2031	5,200	4,432
TTX Co. 4.600% due 02/01/2049	3,700	3,445
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	4,019	3,844
4.625% due 12/03/2026	1,738	1,691
UMass Memorial Health Care Obligated Group 5.363% due 07/01/2052	1,900	1,902
Union Pacific Corp.
2.973% due 09/16/2062	800	539
3.550% due 08/15/2039	2,800	2,403
3.550% due 05/20/2061	22,710	17,081
3.750% due 02/05/2070	9,600	7,422
3.799% due 04/06/2071	12,500	9,883
3.950% due 08/15/2059	10	8
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,167	2,686
3.100% due 01/07/2030	23,441	21,409
3.100% due 04/07/2030	2,912	2,545
3.450% due 06/01/2029	1,976	1,837
3.450% due 01/07/2030	726	649
3.500% due 09/01/2031	3,646	3,328
3.750% due 03/03/2028	5,179	4,940
4.000% due 10/11/2027	9,470	9,055
4.150% due 02/25/2033	7,924	7,323
4.300% due 02/15/2027	10,091	9,787
4.550% due 08/25/2031	12,458	11,076
5.875% due 04/15/2029	30,279	30,690
UnitedHealth Group, Inc.
3.050% due 05/15/2041	22,160	17,329
3.250% due 05/15/2051	19,565	14,833
3.700% due 08/15/2049	5,800	4,724
3.750% due 10/15/2047	6,160	5,081
3.875% due 08/15/2059	700	571
4.200% due 01/15/2047	285	253
4.625% due 07/15/2035	130	131
4.750% due 07/15/2045	5,399	5,249
4.750% due 05/15/2052	695	669
4.950% due 05/15/2062	5,225	5,161
5.200% due 04/15/2063	66,682	68,144
6.050% due 02/15/2063	920	1,063
UPMC 5.377% due 05/15/2043	3,000	3,042
Vale Overseas Ltd.
3.750% due 07/08/2030	3,800	3,501
6.875% due 11/21/2036	29,006	31,680
Valero Energy Corp. 3.650% due 12/01/2051	11,700	8,514
Var Energi ASA 8.000% due 11/15/2032	9,800	11,018
VeriSign, Inc. 2.700% due 06/15/2031	15,400	13,207
Verisk Analytics, Inc. 3.625% due 05/15/2050	11,900	9,028
VMware, Inc.
1.800% due 08/15/2028	5,600	4,913

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

2.200% due 08/15/2031		7,700	6,385
3.900% due 08/21/2027		3,200	3,107
4.500% due 05/15/2025		2,900	2,873
4.700% due 05/15/2030		25,900	25,563
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		1,900	1,852
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	2,450	2,497
Walgreens Boots Alliance, Inc. 4.800% due 11/18/2044		$250	209
Walmart, Inc. 4.500% due 09/09/2052		325	316
Walt Disney Co.
2.750% due 09/01/2049		21,500	14,760
3.500% due 05/13/2040		6,445	5,428
3.600% due 01/13/2051		3,680	2,961
3.800% due 05/13/2060		22,000	17,921
4.750% due 09/15/2044		1,600	1,532
Warnermedia Holdings, Inc.
5.050% due 03/15/2042		9,061	7,993
5.141% due 03/15/2052		9,275	7,967
5.391% due 03/15/2062		42,074	36,077
Waste Connections, Inc. 2.950% due 01/15/2052		2,205	1,555
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		4,400	2,916
Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	17,060
5.150% due 01/15/2049		16,000	14,954
Western Digital Corp. 4.750% due 02/15/2026		2,375	2,332
Western Midstream Operating LP
5.250% due 02/01/2050		600	539
6.150% due 04/01/2033		7,700	8,009
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		4,690	4,641
Whirlpool Corp. 5.150% due 03/01/2043		14,775	13,486
Williams Cos., Inc.
5.300% due 08/15/2052		10,500	10,186
8.750% due 03/15/2032		1,710	2,076
Woodside Finance Ltd. 4.500% due 03/04/2029		6,700	6,443
Workday, Inc. 3.800% due 04/01/2032		31,700	29,536
Wynn Las Vegas LLC 5.500% due 03/01/2025		2,753	2,741
Yale University 2.402% due 04/15/2050		6,900	4,535
Yara International ASA
3.148% due 06/04/2030		4,800	4,167
4.750% due 06/01/2028		4,400	4,298
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,383
4.250% due 08/15/2035		$1,681	1,523
4.450% due 08/15/2045		2,600	2,293
5.350% due 12/01/2028		2,900	2,990
Zoetis, Inc.
3.950% due 09/12/2047		9,000	7,672
4.450% due 08/20/2048		7,500	6,847
4.700% due 02/01/2043		4,069	3,897

			9,122,731

UTILITIES 16.7%
AEP Texas, Inc.
3.450% due 05/15/2051		10,000	7,170
4.150% due 05/01/2049		14,400	11,671
6.650% due 02/15/2033		1,000	1,088
AES Corp.
3.950% due 07/15/2030		7,000	6,480
5.450% due 06/01/2028		10,100	10,275
Alabama Power Co.
3.125% due 07/15/2051		1,300	924
3.450% due 10/01/2049		3,600	2,719
3.700% due 12/01/2047		100	79
3.850% due 12/01/2042		2,950	2,494
3.940% due 09/01/2032		5,500	5,249
4.300% due 07/15/2048		8,700	7,559
5.200% due 06/01/2041		200	198
Alliant Energy Finance LLC 3.600% due 03/01/2032		13,500	11,860
Ameren Illinois Co.
2.900% due 06/15/2051		32,500	22,160
3.250% due 03/15/2050		2,600	1,918
3.700% due 12/01/2047		2,200	1,801

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.150% due 03/15/2046		5,451	4,720
American Electric Power Co., Inc.
3.875% due 02/15/2062 •		9,100	7,683
5.625% due 03/01/2033		10,000	10,424
American Transmission Systems, Inc. 5.000% due 09/01/2044		13,395	12,459
American Water Capital Corp.
3.750% due 09/01/2047		5,000	4,094
4.300% due 12/01/2042		8,700	7,824
6.593% due 10/15/2037		150	174
Appalachian Power Co.
4.400% due 05/15/2044		6,350	5,309
4.500% due 08/01/2032		4,400	4,239
5.800% due 10/01/2035		2,176	2,214
6.375% due 04/01/2036		5,146	5,544
6.700% due 08/15/2037		3,600	3,957
7.000% due 04/01/2038		2,978	3,446
Arizona Public Service Co.
3.500% due 12/01/2049		7,100	5,087
4.500% due 04/01/2042		6,104	5,343
AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	2,889
3.500% due 09/15/2053		$65,897	47,876
3.550% due 09/15/2055		124,854	89,853
3.650% due 06/01/2051		12,250	9,235
3.650% due 09/15/2059		283,528	203,450
3.800% due 12/01/2057		216,955	161,458
3.850% due 06/01/2060		29,320	21,900
Atmos Energy Corp.
4.300% due 10/01/2048		16,200	14,487
6.200% due 11/15/2053		10,300	12,095
Avista Corp. 4.000% due 04/01/2052		12,800	10,197
Baltimore Gas & Electric Co. 5.400% due 06/01/2053		7,000	7,241
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		3,400	2,888
4.450% due 01/15/2049		24,790	21,774
4.500% due 02/01/2045		580	538
4.600% due 05/01/2053		18,900	16,874
6.125% due 04/01/2036		5,200	5,645
BG Energy Capital PLC 5.125% due 10/15/2041		30,145	28,775
Black Hills Corp. 4.200% due 09/15/2046		4,284	3,439
Boston Gas Co.
4.487% due 02/15/2042		7,784	6,533
6.119% due 07/20/2053		17,500	18,299
British Telecommunications PLC 9.625% due 12/15/2030		9,675	11,981
Brooklyn Union Gas Co.
4.487% due 03/04/2049		7,500	5,951
6.388% due 09/15/2033		8,700	9,093
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	3,078
3.350% due 04/01/2051		13,900	10,573
3.600% due 03/01/2052		16,270	12,929
4.950% due 04/01/2033		7,000	7,131
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	337
Cleco Power LLC 6.000% due 12/01/2040		18,175	18,138
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036		7,000	7,189
CMS Energy Corp. 4.700% due 03/31/2043		3,837	3,446
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043		12,500	13,407
6.544% due 11/15/2053		20,000	22,055
6.714% due 08/15/2063		9,800	10,830
Commonwealth Edison Co.
3.000% due 03/01/2050		5,200	3,629
3.125% due 03/15/2051		17,300	12,270
3.850% due 03/15/2052		8,400	6,805
Connecticut Light & Power Co.
2.050% due 07/01/2031		4,845	4,024
4.000% due 04/01/2048		1,300	1,107
4.300% due 04/15/2044		13,009	11,516
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060		6,480	4,231
3.600% due 06/15/2061		22,385	16,818
4.125% due 05/15/2049		18,110	15,175
4.200% due 03/15/2042		5,000	4,338
4.300% due 12/01/2056		1,270	1,060
4.500% due 05/15/2058		33,831	29,385
4.625% due 12/01/2054		2,285	2,058

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

5.700% due 06/15/2040	4,900	5,061
5.900% due 11/15/2053	9,600	10,580
Constellation Energy Generation LLC
5.600% due 06/15/2042	21,664	21,682
5.800% due 03/01/2033	11,900	12,517
6.250% due 10/01/2039	13,115	14,059
6.500% due 10/01/2053	7,350	8,304
Consumers Energy Co.
4.050% due 05/15/2048	8,100	7,071
4.100% due 11/15/2045	2,150	1,792
4.350% due 04/15/2049	14,000	12,625
Dayton Power & Light Co. 3.950% due 06/15/2049	11,000	8,481
Dominion Energy South Carolina, Inc. 6.250% due 10/15/2053	4,700	5,432
Dominion Energy, Inc.
2.250% due 08/15/2031	15,600	12,931
4.600% due 03/15/2049	4,046	3,578
4.850% due 08/15/2052	17,000	15,660
5.375% due 11/15/2032	6,700	6,885
DTE Electric Co.
2.950% due 03/01/2050	4,100	2,873
3.250% due 04/01/2051	8,400	6,184
3.650% due 03/01/2052	5,600	4,432
3.950% due 06/15/2042	500	418
4.300% due 07/01/2044	9,150	8,209
5.400% due 04/01/2053	14,000	14,724
Duke Energy Carolinas LLC
2.850% due 03/15/2032	6,400	5,584
3.200% due 08/15/2049	16,000	11,643
3.450% due 04/15/2051	5,600	4,242
3.550% due 03/15/2052	8,000	6,144
3.700% due 12/01/2047	15,355	12,080
3.750% due 06/01/2045	4,358	3,500
3.875% due 03/15/2046	2,034	1,653
3.950% due 03/15/2048	9,915	8,186
4.000% due 09/30/2042	3,500	3,007
4.250% due 12/15/2041	16,400	14,528
5.350% due 01/15/2053	16,400	16,836
Duke Energy Corp.
3.300% due 06/15/2041	7,450	5,712
3.500% due 06/15/2051	4,450	3,276
3.750% due 09/01/2046	17,725	13,705
3.950% due 08/15/2047	4,670	3,727
4.200% due 06/15/2049	5,000	4,086
6.100% due 09/15/2053	16,000	17,378
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	6,589
5.650% due 04/01/2040	6,000	6,214
Duke Energy Indiana LLC 5.400% due 04/01/2053	14,500	14,801
Duke Energy Ohio, Inc.
5.250% due 04/01/2033	800	825
5.650% due 04/01/2053	2,000	2,099
Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	15,745
3.600% due 09/15/2047	44,900	34,580
4.100% due 03/15/2043	6,026	5,155
5.250% due 03/15/2033	10,000	10,315
5.350% due 03/15/2053	13,400	13,608
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	3,700	3,083
E.ON International Finance BV 6.650% due 04/30/2038	520	578
Edison International
5.250% due 11/15/2028	6,500	6,546
8.125% due 06/15/2053 •	17,200	17,601
Electricite de France SA
4.950% due 10/13/2045	23,555	21,408
5.000% due 09/21/2048	12,622	11,671
6.000% due 01/22/2114	19,398	19,161
6.250% due 05/23/2033	10,000	10,831
6.900% due 05/23/2053	13,800	15,635
9.125% due 03/15/2033 (g)	5,400	6,042
Emera U.S. Finance LP 4.750% due 06/15/2046	11,300	9,328
Enel Finance America LLC 2.875% due 07/12/2041	18,100	12,341
Enel Finance International NV
4.750% due 05/25/2047	44,580	38,928
7.750% due 10/14/2052	13,700	16,887
Entergy Arkansas LLC
2.650% due 06/15/2051	5,180	3,264
3.350% due 06/15/2052	7,400	5,369
4.200% due 04/01/2049	5,800	4,980

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Entergy Corp. 3.750% due 06/15/2050		13,000	9,833
Entergy Mississippi LLC
3.500% due 06/01/2051		1,500	1,119
5.000% due 09/01/2033		6,800	6,854
Entergy Texas, Inc.
4.500% due 03/30/2039		4,000	3,658
5.000% due 09/15/2052		11,900	11,368
5.800% due 09/01/2053		2,200	2,369
Evergy Kansas Central, Inc.
3.450% due 04/15/2050		8,300	6,072
5.700% due 03/15/2053		6,500	6,805
Evergy Metro, Inc.
4.125% due 04/01/2049		15,431	12,738
4.200% due 06/15/2047		1,200	1,015
Eversource Energy
3.350% due 03/15/2026		2,838	2,730
5.125% due 05/15/2033		9,800	9,858
Exelon Corp.
5.600% due 03/15/2053		18,500	18,852
5.625% due 06/15/2035		7,000	7,136
Fells Point Funding Trust 3.046% due 01/31/2027		20,000	18,860
FirstEnergy Corp. 3.400% due 03/01/2050		8,600	6,072
FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,360
4.350% due 01/15/2025		10,846	10,679
4.550% due 04/01/2049		2,969	2,575
5.450% due 07/15/2044		10,100	9,793
Florida Power & Light Co.
2.875% due 12/04/2051		13,300	9,236
3.700% due 12/01/2047		16,800	13,621
4.050% due 10/01/2044		4,200	3,683
5.300% due 04/01/2053		8,550	8,955
FORESEA Holding SA 7.500% due 06/15/2030		1,851	1,716
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	132
2.950% due 01/27/2029		$21,000	12,075
Georgia Power Co.
3.250% due 03/15/2051		25,300	18,331
4.750% due 09/01/2040		1,425	1,329
5.125% due 05/15/2052		34,800	34,499
5.400% due 06/01/2040		9,085	8,913
Idaho Power Co.
4.850% due 08/15/2040		8,000	7,182
5.500% due 03/15/2053		24,978	25,871
Indiana Michigan Power Co.
3.250% due 05/01/2051		19,500	13,959
4.250% due 08/15/2048		5,000	4,214
4.550% due 03/15/2046		500	448
5.625% due 04/01/2053		13,219	13,902
Indianapolis Power & Light Co. 5.650% due 12/01/2032		30,000	31,090
Interstate Power & Light Co. 6.250% due 07/15/2039		5,000	5,400
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		14,524	13,447
Jersey Central Power & Light Co.
2.750% due 03/01/2032		6,000	5,070
6.150% due 06/01/2037		8,562	9,097
Kentucky Utilities Co.
3.300% due 06/01/2050		4,910	3,599
4.375% due 10/01/2045		7,100	6,150
5.125% due 11/01/2040		14,500	14,125
5.450% due 04/15/2033		10,000	10,395
KeySpan Gas East Corp. 3.586% due 01/18/2052		14,200	9,890
Louisville Gas & Electric Co.
4.250% due 04/01/2049		1,900	1,617
5.450% due 04/15/2033		15,000	15,635
Metropolitan Edison Co. 4.300% due 01/15/2029		3,000	2,907
MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	648
3.150% due 04/15/2050		1,200	859
3.650% due 08/01/2048		6,000	4,768
3.950% due 08/01/2047		8,262	6,934
4.250% due 07/15/2049		5,300	4,626
4.400% due 10/15/2044		500	449
5.350% due 01/15/2034		5,000	5,273
5.850% due 09/15/2054		19,415	21,534
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		12,200	11,758

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Mississippi Power Co.
3.100% due 07/30/2051		18,550	12,473
4.250% due 03/15/2042		7,400	6,323
Monongahela Power Co. 5.400% due 12/15/2043		9,061	8,894
National Grid PLC
2.949% due 03/30/2030	EUR	9,700	10,450
5.809% due 06/12/2033		$18,400	19,351
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048		7,000	6,058
Nevada Power Co. 6.000% due 03/15/2054		5,000	5,496
New York State Electric & Gas Corp. 3.300% due 09/15/2049		8,800	6,031
NextEra Energy Capital Holdings, Inc. 5.650% due 05/01/2079 •		2,100	1,981
NGPL PipeCo LLC
3.250% due 07/15/2031		11,864	10,308
7.768% due 12/15/2037		1,100	1,227
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,176
5.783% due 09/16/2052		10,550	10,939
NiSource, Inc.
3.950% due 03/30/2048		6,830	5,534
4.375% due 05/15/2047		14,845	12,834
5.650% due 02/01/2045		8,640	8,708
5.800% due 02/01/2042		6,723	6,683
Northern States Power Co.
2.600% due 06/01/2051		300	197
4.500% due 06/01/2052		6,800	6,263
NSTAR Electric Co.
4.400% due 03/01/2044		1,500	1,352
4.550% due 06/01/2052		5,900	5,385
4.950% due 09/15/2052		9,200	8,991
Oglethorpe Power Corp.
3.750% due 08/01/2050		10,600	7,993
4.500% due 04/01/2047		35,100	29,814
5.050% due 10/01/2048		28,500	26,288
5.250% due 09/01/2050		25,000	23,702
6.200% due 12/01/2053		2,500	2,688
Ohio Edison Co.
5.500% due 01/15/2033		4,000	4,060
6.875% due 07/15/2036		3,500	3,947
8.250% due 10/15/2038		1,000	1,271
Ohio Power Co.
2.900% due 10/01/2051		5,600	3,799
5.000% due 06/01/2033		7,600	7,650
Oklahoma Gas & Electric Co. 5.850% due 06/01/2040		4,000	4,177
Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049		6,000	4,298
4.100% due 11/15/2048		421	363
4.600% due 06/01/2052		3,000	2,807
4.950% due 09/15/2052		10,200	10,048
5.250% due 09/30/2040		15,100	15,494
5.300% due 06/01/2042		600	644
7.250% due 01/15/2033		1,900	2,221
7.500% due 09/01/2038		2,590	3,178
ONEOK, Inc.
4.000% due 07/13/2027		2,730	2,654
4.450% due 09/01/2049		6,000	5,045
4.950% due 07/13/2047		4,900	4,397
5.200% due 07/15/2048		67,423	63,343
6.050% due 09/01/2033		10,000	10,600
6.625% due 09/01/2053		35,000	39,214
7.150% due 01/15/2051		7,000	8,053
Pacific Gas & Electric Co.
2.500% due 02/01/2031		22,900	18,912
3.000% due 06/15/2028		1,000	912
3.150% due 01/01/2026		25,532	24,500
3.250% due 06/01/2031		9,500	8,236
3.300% due 03/15/2027		4,910	4,594
3.300% due 12/01/2027		8,000	7,474
3.300% due 08/01/2040		11,300	8,289
3.400% due 08/15/2024		1,000	984
3.500% due 08/01/2050		68,788	47,636
3.750% due 02/15/2024		1,800	1,795
3.750% due 08/15/2042		18,181	13,468
3.950% due 12/01/2047		12,183	8,941
4.000% due 12/01/2046		22,370	16,435
4.200% due 06/01/2041		2,000	1,604
4.250% due 03/15/2046		26,543	20,475
4.300% due 03/15/2045		9,100	7,146
4.500% due 07/01/2040		25,910	21,953
4.500% due 12/15/2041		27,149	21,329
4.600% due 06/15/2043		19,804	16,351

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.650% due 08/01/2028	17,000	16,338
4.750% due 02/15/2044	15,157	12,689
4.950% due 07/01/2050	42,877	36,718
5.250% due 03/01/2052	2,000	1,782
6.700% due 04/01/2053	41,696	45,360
6.750% due 01/15/2053	18,400	20,065
PacifiCorp
2.700% due 09/15/2030	1,200	1,041
2.900% due 06/15/2052	22,703	14,627
3.300% due 03/15/2051	17,431	12,111
4.125% due 01/15/2049	6,400	5,192
4.150% due 02/15/2050	5,545	4,501
5.350% due 12/01/2053	18,555	17,875
5.500% due 05/15/2054	20,800	20,456
6.250% due 10/15/2037	10,000	10,689
PECO Energy Co.
2.800% due 06/15/2050	6,500	4,399
4.150% due 10/01/2044	8,900	7,742
4.600% due 05/15/2052	9,400	8,834
4.800% due 10/15/2043	1,185	1,098
Pennsylvania Electric Co. 6.150% due 10/01/2038	2,409	2,508
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	14,100	10,937
4.875% due 07/17/2049	11,200	9,927
6.250% due 01/25/2049	1,200	1,251
PG&E Recovery Funding LLC
5.256% due 01/15/2040	5,000	5,087
5.536% due 07/15/2049	8,000	8,296
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	6,324
5.050% due 05/15/2052	5,000	4,661
Plains All American Pipeline LP
4.500% due 12/15/2026	550	543
5.150% due 06/01/2042	300	272
6.700% due 05/15/2036	2,533	2,669
PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	11,982
5.200% due 07/15/2041	5,500	5,405
5.250% due 05/15/2053	8,315	8,587
Progress Energy, Inc. 7.750% due 03/01/2031	5,000	5,774
Public Service Co. of Colorado
3.200% due 03/01/2050	10,500	7,549
3.800% due 06/15/2047	5,000	3,975
3.950% due 03/15/2043	1,500	1,189
4.100% due 06/15/2048	4,000	3,264
4.500% due 06/01/2052	4,600	4,030
5.250% due 04/01/2053	13,700	13,672
6.250% due 09/01/2037	700	764
Public Service Co. of New Hampshire 3.600% due 07/01/2049	4,700	3,726
Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,579
6.625% due 11/15/2037	1,135	1,256
Public Service Electric & Gas Co. 3.000% due 03/01/2051	2,600	1,865
Puget Energy, Inc.
4.100% due 06/15/2030	6,010	5,516
4.224% due 03/15/2032 (i)	9,500	8,614
Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	3,209
5.448% due 06/01/2053	4,400	4,585
5.764% due 07/15/2040	8,200	8,298
Rio Oil Finance Trust 9.750% due 01/06/2027	8,626	8,986
San Diego Gas & Electric Co.
2.950% due 08/15/2051	15,400	10,858
3.320% due 04/15/2050	10,305	7,344
3.700% due 03/15/2052	15,130	11,766
3.750% due 06/01/2047	7,550	6,066
3.950% due 11/15/2041	1,968	1,644
4.100% due 06/15/2049	18,761	15,502
4.150% due 05/15/2048	12,140	10,363
4.500% due 08/15/2040	2,600	2,387
5.350% due 04/01/2053	23,586	23,910
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	47,700	45,974
5.500% due 04/08/2044	37,700	38,193
SCE Recovery Funding LLC 5.112% due 12/14/2049	3,000	2,974
Sempra
3.250% due 06/15/2027	3,300	3,130
3.400% due 02/01/2028	1,000	954
6.000% due 10/15/2039	15,145	15,993

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Sierra Pacific Power Co. 5.900% due 03/15/2054	4,800	5,095
Southern California Edison Co.
2.750% due 02/01/2032	6,800	5,856
2.950% due 02/01/2051	13,000	8,839
3.450% due 02/01/2052	14,000	10,231
3.650% due 02/01/2050	12,765	9,900
3.650% due 06/01/2051	31,200	23,553
3.700% due 08/01/2025	5,000	4,899
3.900% due 12/01/2041	42,994	35,102
3.900% due 03/15/2043	6,655	5,460
4.000% due 04/01/2047	105,850	86,514
4.050% due 03/15/2042	3,834	3,237
4.125% due 03/01/2048	25,468	21,442
4.500% due 09/01/2040	445	401
4.650% due 10/01/2043	40,550	37,092
4.875% due 03/01/2049	8,096	7,443
5.450% due 06/01/2052	17,600	17,598
5.700% due 03/01/2053	6,900	7,280
5.750% due 04/01/2035	8,073	8,423
5.875% due 12/01/2053	7,500	8,078
6.000% due 01/15/2034	5,900	6,479
6.050% due 03/15/2039	17,000	18,057
6.650% due 04/01/2029	6,995	7,463
Southern California Gas Co.
3.750% due 09/15/2042	4,900	3,957
3.950% due 02/15/2050	8,127	6,469
4.300% due 01/15/2049	1,942	1,652
5.125% due 11/15/2040	1,300	1,290
5.200% due 06/01/2033	3,500	3,602
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	15,925	13,558
5.875% due 03/15/2041	7,500	7,658
Southern Power Co. 5.250% due 07/15/2043	1,000	948
Southwest Gas Corp. 4.050% due 03/15/2032	11,400	10,690
Southwestern Electric Power Co.
2.750% due 10/01/2026	900	847
3.250% due 11/01/2051	550	372
3.850% due 02/01/2048	20,000	15,069
5.300% due 04/01/2033	7,000	7,006
6.200% due 03/15/2040	14,340	15,272
Southwestern Public Service Co.
3.150% due 05/01/2050	18,050	12,407
3.700% due 08/15/2047	1,000	763
5.150% due 06/01/2052	13,000	11,798
6.000% due 10/01/2036	2,000	2,076
System Energy Resources, Inc. 6.000% due 04/15/2028	5,400	5,521
T-Mobile USA, Inc. 6.000% due 06/15/2054	5,700	6,257
Tampa Electric Co. 4.450% due 06/15/2049	18,500	15,987
Targa Resources Partners LP 4.875% due 02/01/2031	12,800	12,451
Toledo Edison Co.
2.650% due 05/01/2028	16,667	15,034
6.150% due 05/15/2037	4,900	5,305
Union Electric Co.
3.900% due 04/01/2052	31,000	25,549
5.450% due 03/15/2053	15,600	16,114
Verizon Communications, Inc.
2.987% due 10/30/2056	31,103	20,672
3.000% due 11/20/2060	500	328
3.400% due 03/22/2041	9,810	7,815
3.550% due 03/22/2051	150	116
3.700% due 03/22/2061	400	306
3.850% due 11/01/2042	14,860	12,453
3.875% due 03/01/2052	29,630	24,029
4.862% due 08/21/2046	10,520	10,049
5.050% due 05/09/2033	265	270
Virginia Electric & Power Co.
3.800% due 09/15/2047	12,700	10,151
4.000% due 11/15/2046	10,600	8,799
4.600% due 12/01/2048	4,744	4,294
5.450% due 04/01/2053	15,000	15,473
6.000% due 05/15/2037	400	431
Vistra Operations Co. LLC 6.950% due 10/15/2033	13,000	13,697
Vodafone Group PLC
4.875% due 06/19/2049	26,830	24,349
5.125% due 06/19/2059	22,200	20,395
5.750% due 02/10/2063	3,900	3,962
6.250% due 11/30/2032	2,650	2,879
7.000% due 04/04/2079 •	5,700	5,891

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Washington Gas Light Co. 3.650% due 09/15/2049	1,400	1,055
Wisconsin Electric Power Co. 5.700% due 12/01/2036	220	233
Wisconsin Power & Light Co. 3.950% due 09/01/2032	5,000	4,739
Wisconsin Public Service Corp.
2.850% due 12/01/2051	21,000	13,907
3.300% due 09/01/2049	3,100	2,266
Xcel Energy, Inc.
4.600% due 06/01/2032	10,000	9,757
5.450% due 08/15/2033	10,000	10,318
6.500% due 07/01/2036	6,900	7,737

		4,351,390

Total Corporate Bonds & Notes (Cost $22,530,196)		20,173,433

MUNICIPAL BONDS & NOTES 2.6%
CALIFORNIA 1.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	7,000	8,476
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049	4,800	5,594
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	28,895	36,517
7.043% due 04/01/2050	15,775	20,019
Burbank, California Water Revenue Bonds, (BABs), Series 2010 5.797% due 06/01/2040	2,220	2,412
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	5,066
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	2,710
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,840	5,882
7.550% due 04/01/2039	12,135	15,352
California State General Obligation Bonds, (BABs), Series 2010 7.625% due 03/01/2040	7,575	9,525
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	10,513
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	2,250
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	870	792
3.714% due 06/01/2041	13,800	10,549
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	10,000	11,443
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	6,500	5,398
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	17,267
7.618% due 08/01/2040	5,200	6,437
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010 6.603% due 07/01/2050	400	490
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010 5.516% due 07/01/2027	1,800	1,857
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010 5.713% due 06/01/2039	100	107
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	2,301
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	900	1,065
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	582
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	10,400	12,520
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	5,044
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	29,394
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	2,500	2,282
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,800	2,024
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	4,970	4,394
4.858% due 05/15/2112	27,844	26,313
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	7,803	7,237

		271,812

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,271	2,598

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.655% due 04/01/2057	41,823	47,648

		50,246

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	979
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	15,481	17,678
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	4,859	4,987
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,800	2,996
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	5,000	5,306

		31,946

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	2,008

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	2,965	3,099

MICHIGAN 0.1%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	16,800	13,651
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	11,288
2.562% due 04/01/2050	7,000	4,765
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	7,400	6,659

		36,363

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2036 (e)	6,375	3,324

NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	8,980	10,877

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	5,350

NEW YORK 0.4%
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, (BABs), Series 2010 5.508% due 08/01/2037	800	826
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	6,770
5.572% due 11/01/2038	9,000	9,288
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	480	497
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,200	1,236
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	511
5.389% due 03/15/2040	200	207
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	2,780
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	9,410	9,697
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	534
Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	202
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	77,023
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	2,749

		112,320

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	1,000	1,112
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	40,725	55,175

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,232
7.734% due 02/15/2033	7,325	8,659
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	64

		66,242

OREGON 0.0%
State of Oregon Department of Transportation Revenue Bonds, (BABs), Series 2010 5.834% due 11/15/2034	9,200	9,979

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,683

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	15,996
Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (e)	19,795	12,551
0.000% due 02/15/2035 (e)	8,205	4,655
Texas Transportation Commission State Highway Revenue Bonds, Series 2010 5.178% due 04/01/2030	16,000	16,383
University of Texas System Revenue Bonds, Series 2020 2.439% due 08/15/2049	8,700	5,831

		55,416

VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009 6.200% due 09/01/2039	1,245	1,415

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (e)	1,900	1,009
0.000% due 04/01/2037 (e)	2,150	1,078
0.000% due 04/01/2038 (e)	2,800	1,323
0.000% due 04/01/2039 (e)	2,500	1,111

		4,521

Total Municipal Bonds & Notes (Cost $674,374)		677,601

U.S. GOVERNMENT AGENCIES 16.1%
Freddie Mac
4.312% due 10/25/2052 ~	18,513	17,858
4.578% due 08/15/2032 ~	2	2
Ginnie Mae
4.500% due 09/15/2033	4	4
8.500% due 09/15/2030	3	3
Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	7,057	6,590
4.000% due 10/01/2040 - 08/01/2049	618	594
7.000% due 11/01/2026	1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2054 - 03/01/2054	88,800	78,700
3.500% due 01/01/2054 - 02/01/2054	644,700	591,783
4.000% due 01/01/2054 - 02/01/2054	1,403,250	1,328,094
4.500% due 02/01/2054	229,000	222,139
5.000% due 01/01/2054 - 02/01/2054	1,303,000	1,289,486
5.500% due 01/01/2054	100,000	100,438
6.000% due 02/01/2054	454,900	461,919
6.500% due 02/01/2054	90,000	92,225

Total U.S. Government Agencies (Cost $4,088,481)		4,189,836

U.S. TREASURY OBLIGATIONS 24.7%
U.S. Treasury Bonds
1.750% due 08/15/2041 (k)	240,300	167,224
1.875% due 02/15/2041 (k)(o)	1,977,224	1,422,597
2.000% due 11/15/2041 (k)(m)(o)	103,500	74,902
2.250% due 05/15/2041 (m)(o)	86,300	65,778
2.250% due 02/15/2052 (o)	27	19
2.375% due 02/15/2042 (k)(m)	693,100	532,090
2.500% due 02/15/2045 (k)(m)	498,818	377,913
2.500% due 02/15/2046 (k)(m)(o)	185,185	139,041
2.500% due 05/15/2046 (k)(m)(o)	189,000	141,595
2.750% due 11/15/2042 (k)	100,000	80,902
2.750% due 08/15/2047 (m)	216,500	168,675
2.750% due 11/15/2047 (k)(m)	100,512	78,274
2.875% due 08/15/2045 (m)	170,392	137,458
2.875% due 05/15/2049 (k)	597,100	474,648
2.875% due 05/15/2052 (m)	233,143	185,695

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

3.000% due 08/15/2048 (m)		145,464	118,462
3.125% due 02/15/2043 (k)(m)		321,900	275,287
3.125% due 05/15/2048 (k)(m)(o)		91,885	76,588
3.250% due 05/15/2042 (k)(m)		368,086	323,111
3.375% due 08/15/2042 (k)(m)(o)		171,500	152,993
3.625% due 02/15/2053 (k)		13,630	12,590
3.625% due 05/15/2053		117,211	108,393
3.875% due 02/15/2043		183,300	174,837
4.000% due 11/15/2052 (m)		210,654	207,881
4.375% due 08/15/2043 (k)		247,276	252,492
U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051		105,176	65,204
0.125% due 02/15/2052		88,640	54,423
0.250% due 02/15/2050		11,129	7,266
0.875% due 02/15/2047		10,961	8,649
1.000% due 02/15/2049		10,637	8,573
1.500% due 02/15/2053		133,499	121,165
U.S. Treasury Notes
3.875% due 05/15/2043		388,100	370,120
3.875% due 08/15/2033		21,020	21,000
U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)		35,800	16,403
0.000% due 02/15/2042 (a)		17,670	8,000
0.000% due 05/15/2042 (a)		21,000	9,377
0.000% due 11/15/2042 (a)		26,900	11,724

Total U.S. Treasury Obligations (Cost $7,619,255)			6,451,349

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037		20,220	16,269
BANK 2.283% due 09/15/2064		7,400	6,622
BIG Commercial Mortgage Trust 6.704% due 02/15/2039 ~		5,368	5,266
BX Commercial Mortgage Trust 6.375% due 02/15/2039		12,475	12,263
COLT Mortgage Loan Trust 6.790% due 12/25/2067 þ		8,282	8,397
Countrywide Home Loan Mortgage Pass-Through Trust 6.130% due 02/25/2035 •		8	7
Credit Suisse Mortgage Capital Trust 6.876% due 07/15/2038 •		3,000	2,655
DC Commercial Mortgage Trust 6.314% due 09/12/2040		2,000	2,066
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		6,100	5,371
5.958% due 04/15/2037 •		976	900
Merrill Lynch Mortgage Investors Trust
6.485% due 01/25/2029 «•		16	15
6.706% due 03/25/2028 «•		4	4
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		9,900	9,117
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		9,707	9,128
6.864% due 10/25/2063 þ		7,241	7,355
One New York Plaza Trust 6.426% due 01/15/2036 •		8,000	7,627
OPEN Trust 8.451% due 10/15/2028		8,888	8,933
PRKCM Trust 7.225% due 11/25/2058 þ		1,278	1,312
Structured Adjustable Rate Mortgage Loan Trust 5.926% due 09/25/2034 «~		112	106
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	3,649	4,656
Towd Point Mortgage Trust 6.470% due 05/25/2058 •		$1,220	1,242
VASA Trust 6.376% due 07/15/2039 •		1,000	906

Total Non-Agency Mortgage-Backed Securities (Cost $117,836)			110,217

ASSET-BACKED SECURITIES 1.2%
AASET Trust 3.844% due 01/16/2038		5,541	3,740
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ		7,329	4,929
Arbor Realty Commercial Real Estate Notes Ltd. 6.826% due 11/15/2036 •		15,000	14,850
Carlyle U.S. CLO Ltd. 6.817% due 10/20/2032		9,000	8,997
CIFC Funding Ltd. 6.627% due 04/20/2030 •		3,137	3,135
CQS U.S. CLO Ltd. 7.266% due 07/20/2031		10,521	10,549

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Crestline Denali CLO Ltd. 6.715% due 10/15/2031		5,500	5,494
Elmwood CLO Ltd.
6.717% due 10/20/2034		4,000	4,005
7.054% due 01/17/2034		6,550	6,561
Finance America Mortgage Loan Trust 6.340% due 11/25/2034 •		4,774	4,536
JP Morgan Mortgage Acquisition Corp. 6.190% due 12/25/2035 •		55	53
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		3,411	2,874
KKR CLO Ltd. 6.835% due 01/15/2031 ~		7,041	7,042
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		13,425	11,479
LCM LP 6.697% due 04/20/2031 •		10,255	10,267
LoanCore Issuer Ltd. 6.776% due 07/15/2036 •		1,848	1,824
Magnetite Ltd. 6.777% due 10/18/2031 ~		10,000	10,003
MAPS Ltd. 4.212% due 05/15/2043		3,953	3,549
Marble Point CLO Ltd. 6.957% due 01/20/2032 •		6,800	6,793
METAL LLC 4.581% due 10/15/2042		10,835	6,718
MF1 Ltd. 6.553% due 10/16/2036 •		14,873	14,646
Morgan Stanley ABS Capital, Inc. Trust 6.325% due 03/25/2034 •		3,189	3,184
Northwoods Capital Ltd. 7.246% due 06/15/2031		2,244	2,249
Rad CLO Ltd. 6.964% due 01/25/2033		22,100	21,997
RBSSP Resecuritization Trust 5.615% due 11/26/2036 •		188	185
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		4,198	3,743
Saranac CLO Ltd. 6.859% due 11/20/2029 ~		2,322	2,325
SBA Tower Trust 3.869% due 10/15/2049 þ		11,400	11,212
Soundview Home Loan Trust 5.930% due 06/25/2036 ~		5,986	5,706
Start Ltd. 4.089% due 03/15/2044		3,514	3,195
Structured Asset Securities Corp. Mortgage Loan Trust 6.470% due 08/25/2037 ~		60	59
Symphony CLO Ltd.
6.874% due 01/23/2032		2,000	1,996
7.002% due 04/25/2034		14,900	14,918
Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		25,000	25,502
5.169% due 04/01/2041		25,300	26,193
Venture CLO Ltd.
6.807% due 04/20/2032 •		8,000	7,977
6.915% due 01/15/2032		3,000	2,994
Vertical Bridge Holdings LLC
2.636% due 09/15/2050		25,000	23,454
3.706% due 02/15/2057		7,100	5,868
Voya CLO Ltd. 6.744% due 10/17/2032		2,000	2,003
Wind River CLO Ltd.
6.657% due 10/18/2030		5,491	5,482
6.707% due 07/18/2031 •		4,616	4,615

Total Asset-Backed Securities (Cost $330,043)			316,901

SOVEREIGN ISSUES 2.0%
Australia Government International Bond
1.000% due 11/21/2031	AUD	64,750	35,595
3.750% due 05/21/2034		14,300	9,566
Brazil Government International Bond 5.000% due 01/27/2045		$46,630	38,188
Chile Government International Bond 4.000% due 01/31/2052		3,200	2,639
Colombia Government International Bond 6.125% due 01/18/2041		200	182
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	23,582
3.125% due 04/16/2030		13,700	12,921
3.875% due 04/16/2050		12,600	10,593
Israel Government International Bond
3.800% due 05/13/2060		2,100	1,512
3.875% due 07/03/2050		18,000	13,959

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.125% due 01/17/2048		13,300	10,790
4.500% due 04/03/2120		4,600	3,610
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	1,390,206	72,292
3.000% due 12/03/2026 (f)		122,956	6,727
3.771% due 05/24/2061		$59,442	40,486
4.000% due 11/30/2028 (f)	MXN	567,037	32,655
6.338% due 05/04/2053		$1,564	1,596
Peru Government International Bond 5.940% due 02/12/2029	PEN	493	133
Poland Government International Bond 5.500% due 04/04/2053		$12,600	13,171
Qatar Government International Bond
4.400% due 04/16/2050		6,800	6,282
4.817% due 03/14/2049		4,000	3,903
5.103% due 04/23/2048		28,900	29,323
Romania Government International Bond
1.750% due 07/13/2030	EUR	9,100	8,147
2.875% due 04/13/2042		9,100	6,823
3.750% due 02/07/2034		2,900	2,762
Russia Government International Bond
5.250% due 06/23/2047 ^(b)		$6,000	2,130
5.625% due 04/04/2042 ^(b)		1,000	672
5.875% due 09/16/2043 ^(b)		400	253
Saudi Government International Bond
3.450% due 02/02/2061		13,100	9,243
4.000% due 04/17/2025		500	493
4.500% due 10/26/2046		47,700	42,337
4.625% due 10/04/2047		14,800	13,319
5.000% due 04/17/2049		15,000	14,204
5.000% due 01/18/2053		25,000	23,606
South Africa Government International Bond
4.850% due 09/30/2029		7,300	6,864
5.750% due 09/30/2049		38,900	31,182
State Agency of Roads of Ukraine 6.250% due 06/24/2030		1,000	258

Total Sovereign Issues (Cost $613,825)			531,998

		SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Drillco Holding Lux SA «(c)		161,525	4,011
Forsea Holding SA «(c)		17,946	446

Total Common Stocks (Cost $3,589)			4,457

CONVERTIBLE PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Wells Fargo & Co. 7.500%		20,200	24,151

Total Convertible Preferred Securities (Cost $24,500)			24,151

PREFERRED SECURITIES 2.7%
BANKING & FINANCE 0.1%
Citigroup, Inc. 7.625% due 11/15/2028 (g)		11,200,000	11,437
Goldman Sachs Group, Inc. 7.500% due 02/10/2029 (g)		3,500,000	3,657
Wells Fargo & Co. 7.625% due 09/15/2028 (g)		5,800,000	6,083

			21,177

FINANCIALS 2.6%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)		130,000	13,039
American Express Co. 3.550% due 09/15/2026 •(g)		6,400,000	5,496
Bank of America Corp. 5.875% due 03/15/2028 •(g)		118,500,000	113,728
Capital One Financial Corp. 3.950% due 09/01/2026 •(g)		16,000,000	12,882
Charles Schwab Corp.
4.000% due 06/01/2026 •(g)		11,000,000	9,708
4.000% due 12/01/2030 •(g)		58,300,000	46,274
5.000% due 12/01/2027 •(g)		9,550,000	8,065

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Citigroup, Inc.
3.875% due 02/18/2026 •(g)	43,600,000	38,695
4.000% due 12/10/2025 •(g)	3,000,000	2,771
4.700% due 01/30/2025 •(g)	300,000	280
CoBank ACB
4.250% due 01/01/2027 •(g)	12,600,000	10,073
6.450% due 10/01/2027 •(g)	15,000,000	14,696
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(g)	8,500,000	6,666
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(g)	21,900,000	19,684
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(g)	30,000,000	27,572
4.000% due 04/01/2025 •(g)	15,200,000	14,358
4.600% due 02/01/2025 •(g)	37,600,000	36,298
4.625% due 06/01/2026 (g)	829,000	17,310
5.000% due 08/01/2024 •(g)	35,100,000	34,618
6.100% due 10/01/2024 •(g)	73,300,000	73,140
6.125% due 04/30/2024 •(g)	6,100,000	6,090
8.939% due 02/01/2024 •(g)	8,410,000	8,449
MetLife Capital Trust 7.875% due 12/15/2067	23,640,000	25,450
Morgan Stanley 6.500% due 10/15/2027 (g)	618,300	16,181
Nationwide Building Society 10.250% ~	3,993	663
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(g)	4,200,000	3,384
6.000% due 05/15/2027 •(g)	17,300,000	16,465
6.250% due 03/15/2030 •(g)	4,500,000	4,207
State Street Corp. 5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)	52,750	1,320
SVB Financial Group 4.100% due 02/15/2031 ^(b)(g)	12,900,000	141
U.S. Bancorp 5.300% due 04/15/2027 •(g)	20,300,000	18,219
Wells Fargo & Co.
3.900% due 03/15/2026 •(g)	37,874,000	35,028
5.900% due 06/15/2024 •(g)	22,000,000	21,889

		662,839

UTILITIES 0.0%
Sempra 4.875% due 10/15/2025 •(g)	7,450,000	7,299

Total Preferred Securities (Cost $749,452)		691,315

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (j) 0.0%		5,057

U.S. TREASURY BILLS 0.0%
5.449% due 01/25/2024 - 03/28/2024 (d)(e)(m)(o)	3,813	3,797

Total Short-Term Instruments (Cost $8,854)		8,854

Total Investments in Securities (Cost $36,915,981)		33,331,989

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	7,831,978	76,182

Total Short-Term Instruments (Cost $76,178)		76,182

Total Investments in Affiliates (Cost $76,178)		76,182

Total Investments 128.0% (Cost $36,992,159)		$33,408,171
Financial Derivative Instruments (l)(n) (0.0)%(Cost or Premiums, net $226,558)		(2,008)
Other Assets and Liabilities, net (28.0)%		(7,299,330)

Net Assets 100.0%		$26,106,833

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.561%	05/01/2032	04/27/2021	$6,945	$5,797	0.02%
Citigroup, Inc.	3.057	01/25/2033	10/19/2022	5,896	6,401	0.02
Citigroup, Inc.	3.785	03/17/2033	03/10/2022	14,425	12,979	0.05
Deutsche Bank AG	2.129	11/24/2026	01/11/2023	11,175	11,443	0.04
Deutsche Bank AG	3.729	01/14/2032	02/02/2022 - 01/11/2023	33,478	30,193	0.12
Morgan Stanley	0.000	04/02/2032	02/11/2020 - 08/23/2021	54,276	37,748	0.14
Oracle Corp.	3.650	03/25/2041	03/22/2021	18,388	14,694	0.06
Oracle Corp.	3.950	03/25/2051	03/22/2021 - 06/20/2023	15,418	14,122	0.05
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 09/01/2023	59,149	44,633	0.17
Oracle Corp.	6.900	11/09/2052	11/07/2022	19,988	23,497	0.09
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	26,210	0.10
Puget Energy, Inc.	4.224	03/15/2032	03/14/2022	9,500	8,614	0.03

$272,638	$236,331	0.89%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$5,057	U.S. Treasury Notes 4.875% due 11/30/2025	$(5,158)	$5,057	$5,058

Total Repurchase Agreements	$(5,158)	$5,057	$5,058

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	(2.000)%	10/18/2023	02/02/2024	$(1,462)	$(1,456)
BPS	4.500	09/28/2023	TBD(3)	(697)	(705)
BRC	5.200	07/28/2023	TBD(3)	(8,621)	(8,818)
GRE	5.520	12/22/2023	01/04/2024	(5,737)	(5,747)
JML	4.250	11/09/2023	TBD(3)	(824)	(829)
4.750	09/22/2023	TBD(3)	(654)	(662)
NXN	5.470	11/22/2023	01/03/2024	(831,962)	(837,145)
5.470	11/24/2023	01/03/2024	(125,255)	(125,997)
RDR	4.500	07/28/2023	TBD(3)	(13,492)	(13,758)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

STR	5.540	01/02/2024	01/03/2024	(2,013,349)	(2,013,349)
5.660	12/29/2023	01/02/2024	(2,032,397)	(2,033,676)

Total Reverse Repurchase Agreements	$(5,042,142)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

UBS	5.470%	11/14/2023	01/10/2024	$(17,285)	$(17,415)
5.470	11/15/2023	01/10/2024	(664)	(669)
5.470	11/16/2023	01/10/2024	(982)	(990)
5.470	11/17/2023	01/10/2024	(55,303)	(55,689)
5.470	11/21/2023	01/10/2024	(15,855)	(15,956)
5.470	11/29/2023	01/10/2024	(16,796)	(16,882)
5.470	12/06/2023	01/10/2024	(15,037)	(15,099)
5.480	10/12/2023	01/12/2024	(70,584)	(71,473)
5.480	10/13/2023	01/12/2024	(15,256)	(15,445)
5.480	11/01/2023	01/12/2024	(10,677)	(10,777)
5.480	11/16/2023	01/12/2024	(24,237)	(24,410)
5.480	11/17/2023	01/12/2024	(5,878)	(5,919)
5.480	11/21/2023	01/23/2024	(14,534)	(14,627)
5.480	11/29/2023	01/12/2024	(4,751)	(4,776)
5.480	11/29/2023	01/23/2024	(8,230)	(8,273)
5.480	12/01/2023	01/12/2024	(2,085)	(2,095)
5.480	12/05/2023	02/07/2024	(101,918)	(102,353)
5.480	12/06/2023	01/12/2024	(18,117)	(18,191)

Total Sale-Buyback Transactions	$(401,039)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.2)%
Uniform Mortgage-Backed Security, TBA	3.500%	01/01/2054	$349,136	$(317,548)	$(320,332)

Total Short Sales (1.2)%	$(317,548)	$(320,332)

(k)	Securities with an aggregate market value of $3,543,260 and cash of $1 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(3,778,493) at a weighted average interest rate of 5.231%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,012) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	760	$89,692	$2,785	$0	$(71)
U.S. Treasury Long-Term Bond March Futures	03/2024	159	19,865	1,434	0	(30)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	2,766	369,520	4,635	0	(1,470)

$8,854	$0	$(1,571)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	10,355	$(2,450,058)	$69,535	$0	$(129)
Euro-Bund March Futures	03/2024	348	(52,716)	(1,592)	546	0
Japan Government 10-Year Bond March Futures	03/2024	176	(183,127)	(1,463)	424	(275)
U.S. Treasury 10-Year Note March Futures	03/2024	1,738	(196,204)	(6,201)	0	0

$60,279	$970	$(404)

Total Futures Contracts	$69,133	$970	$(1,975)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin(7)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.851%		$7,500	$305	$(391)	$(86)	$0	$(4)
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.650		12,500	269	(607)	(338)	5	0

							$574	$(998)	$(424)	$5	$(4)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.551%		$11,600	$2,127	$(1,128)	$999	$5	$0
AES Corp.	5.000	Quarterly	06/20/2027	0.903		15,000	2,072	(66)	2,006	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.752		87,600	(468)	1,388	920	0	(31)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.044		17,050	409	(326)	83	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.413		2,200	(16)	47	31	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.447		1,000	(6)	22	16	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.483		2,200	(49)	87	38	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.686	EUR	11,800	20	157	177	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.757		5,600	(14)	86	72	3	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.809		9,000	1,792	160	1,952	26	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.145		$10,700	169	(122)	47	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.181		59,200	518	(31)	487	5	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286		5,200	62	28	90	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.315		5,100	68	32	100	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345		1,600	227	10	237	0	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.357		4,900	890	(450)	440	2	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.492		15,900	469	(270)	199	0	(5)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.357		17,700	390	(274)	116	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.458	EUR	31,750	(1,210)	1,498	288	0	(9)
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.674		$10,800	1,878	(762)	1,116	1	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.616	EUR	5,100	44	49	93	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.544		7,700	82	85	167	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.581		$10,000	240	(119)	121	2	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.696		45,200	(132)	700	568	3	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.739		9,700	(24)	141	117	3	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.164	EUR	9,600	227	(181)	46	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.933		13,350	26	21	47	4	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.436		$10,900	78	99	177	1	0

							$9,869	$881	$10,750	$60	$(47)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(7)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-31 5-Year Index		1.000%	Quarterly	06/20/2024		$34,916	$(6)	$157	$151	$0	$(4)
CDX.EM-32 5-Year Index		1.000	Quarterly	12/20/2024		5,270	(15)	54	39	0	0
CDX.EM-34 5-Year Index		1.000	Quarterly	12/20/2025		36,892	(1,371)	649	(722)	2	0
CDX.EM-35 5-Year Index		1.000	Quarterly	06/20/2026		276	(8)	7	(1)	0	0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		34,408	(1,244)	1,038	(206)	0	(8)
CDX.EM-39 5-Year Index		1.000	Quarterly	06/20/2028		400	(30)	22	(8)	0	0
CDX.EM-40 5-Year Index		1.000	Quarterly	12/20/2028		9,800	(490)	210	(280)	0	(2)
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028		81,680	1,150	518	1,668	0	(19)
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		8,712,900	110,829	61,375	172,204	0	(2,255)
iTraxx Europe Main 40 5-Year Index		1.000	Quarterly	12/20/2028	EUR	546,100	6,209	5,718	11,927	230	0

							$115,024	$69,748	$184,772	$232	$(2,288)

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	5,700	$(31)	$636	$605	$0	$(60)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024	JPY	23,360,600	(157)	193	36	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		290,200	(55)	67	12	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043		9,970,000	1,441	2,165	3,606	404	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$2,040,500	13,114	(18,083)	(4,969)	0	(551)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		275,000	1,177	20,579	21,756	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		776,800	60,943	24,729	85,672	203	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		584,500	37,865	10,183	48,048	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		19,700	(84)	(553)	(637)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		11,100	(48)	(218)	(266)	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		11,100	(48)	(274)	(322)	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		10,600	(48)	(148)	(196)	0	(196)
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028	EUR	16,400	(26)	(403)	(429)	65	0
Receive(6)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		17,900	(35)	(267)	(302)	0	(302)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	202,200	(1,523)	5,271	3,748	161	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		237,000	(1,262)	5,466	4,204	198	0
Pay	6-Month EUR-EURIBOR	0.050	Annual	09/20/2028	EUR	199,400	0	(26,820)	(26,820)	0	(611)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		19,400	218	798	1,016	0	(258)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		37,560	3,672	17,040	20,712	713	0
Receive	6-Month EUR-EURIBOR	0.495	Annual	09/20/2053		50,000	0	21,966	21,966	1,037	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		136,500	4,402	(18,601)	(14,199)	3,851	0
Pay	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	894,300	(11,951)	10,218	(1,733)	412	0

							$107,564	$53,944	$161,508	$7,056	$(2,036)

Total Swap Agreements							$233,031	$123,575	$356,606	$7,353	$(4,375)

(m)

Securities with an aggregate market value of $510,181 and cash of $10,061 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $51 for closed swap agreements is outstanding at period end.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	AUD	25,015	$16,571	$0	$(479)
01/2024	$16,465	AUD	25,015	585	0
BOA	01/2024	GBP	1,554	$1,974	0	(7)
BPS	01/2024	AUD	3,520	2,327	0	(72)
01/2024	EUR	14,789	15,978	0	(353)
01/2024	GBP	5,926	7,516	0	(37)
01/2024	MXN	346,007	19,742	0	(544)
01/2024	$7,311	AUD	10,968	165	0
01/2024	3,090	CAD	4,199	79	0
BRC	01/2024	1,301	1,736	9	0
CBK	01/2024	AUD	1,691	$1,125	0	(27)
01/2024	MXN	976,321	54,721	0	(2,518)
01/2024	$7,939	AUD	11,754	80	(7)
01/2024	1,399	CAD	1,892	29	0
03/2024	PEN	13,629	$3,620	0	(55)
GLM	01/2024	AUD	12,586	8,278	0	(300)
01/2024	MXN	289,919	16,546	0	(451)
01/2024	$1,597	MXN	27,840	35	0
MBC	01/2024	AUD	10,189	$6,756	0	(189)
01/2024	CAD	1,736	1,314	4	0
01/2024	JPY	665,700	4,671	0	(53)
MYI	01/2024	EUR	57,553	63,258	0	(293)
01/2024	$1,029	GBP	806	0	(2)
NGF	01/2024	CAD	4,468	$3,304	0	(68)
RBC	04/2024	MXN	387	22	0	(1)
UAG	01/2024	AUD	8,237	5,465	0	(149)
01/2024	CAD	1,623	1,194	0	(32)
01/2024	GBP	32,194	40,743	0	(295)
01/2024	MXN	213,360	12,052	0	(456)

Total Forward Foreign Currency Contracts	$986	$(6,388)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600%	12/13/2024	171,300	$1,944	$1,188
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.975	05/29/2024	310,600	342	119
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.130	08/14/2024	250,000	9,000	2,727
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	08/30/2024	100,000	3,700	2,032

Total Purchased Options	$14,986	$6,066

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	7,000	$(29)	$(28)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	7,000	(29)	(14)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	11,400	(52)	(85)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	11,400	(52)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	22,600	(101)	(284)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	22,600	(101)	(6)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	22,900	(94)	(73)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	22,900	(94)	(67)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	15,400	(57)	(174)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	15,400	(57)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	10,400	(41)	(31)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	10,400	(41)	(31)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	12,300	(57)	(88)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	12,300	(57)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	12,400	(53)	(35)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	12,200	(53)	(157)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	12,400	(53)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	12,200	(53)	(3)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.195	05/29/2024	155,300	(342)	(575)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.776	08/14/2024	1,000,000	(9,000)	(1,496)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	21,400	(97)	(346)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	21,700	(111)	(229)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	21,700	(109)	(277)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	21,700	(111)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	21,700	(109)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	22,600	(96)	(76)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	22,600	(96)	(31)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	11,100	(46)	(43)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	11,100	(46)	(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	22,000	(89)	(63)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	22,000	(89)	(71)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	25,200	(58)	(88)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	25,200	(58)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	12,300	(56)	(194)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	12,300	(56)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	12,400	(61)	(65)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	12,400	(61)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	11,800	(48)	(32)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	11,800	(48)	(40)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	11,800	(51)	(37)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	11,800	(51)	(60)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	21,000	(76)	(331)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	21,000	(76)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	15,800	(63)	(122)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	15,800	(63)	(10)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.410	08/30/2024	400,000	(3,705)	(1,247)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	22,900	(108)	(411)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	22,900	(108)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	22,800	(111)	(129)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	11,400	(54)	(74)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	22,800	(111)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	11,400	(54)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	12,000	(55)	(189)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	12,000	(55)	(2)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	15,700	(67)	(41)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	15,700	(66)	(28)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	12,200	(60)	(62)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	12,200	(60)	(22)

$(16,855)	$(7,536)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$97.891	01/09/2024	25,000	$(98)	$(283)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.094	02/06/2024	20,000	(80)	(162)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	99.227	02/06/2024	13,600	(74)	(9)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.227	02/06/2024	13,600	(51)	(98)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	25,500	(140)	(113)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	25,500	(132)	(139)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.906	01/09/2024	12,300	(32)	(9)

$(607)	$(813)

Total Written Options	$(17,462)	$(8,349)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	0.769%	$1,400	$(37)	$47	$10	$0
Italy Government International Bond	1.000	Quarterly	12/20/2026	0.444	43,300	80	611	691	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.769	1,100	(30)	38	8	0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	700	(62)	58	0	(4)
Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.299	8,800	98	(36)	62	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.301	3,000	46	(25)	21	0
Baidu, Inc.	1.000	Quarterly	12/20/2024	0.311	18,900	(79)	211	132	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

	Colombia Government International Bond	1.000	Quarterly	06/20/2026	0.638	9,300	(242)	325	83	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.410	8,400	183	(86)	97	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.238	700	(7)	12	5	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.299	1,400	13	(3)	10	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.134	400	(4)	6	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.212	1,100	4	5	9	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.769	1,100	(29)	37	8	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	300	(11)	11	0	0
	Italy Government International Bond	1.000	Quarterly	12/20/2026	0.444	13,100	9	200	209	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.106	14,800	(239)	307	68	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2026	0.638	9,400	(245)	328	83	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	12,300	(498)	507	9	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.153	5,700	(508)	478	0	(30)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.372	8,800	1,230	(190)	1,040	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.173	16,900	(141)	285	144	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	5,200	(55)	84	29	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.413	12,400	(498)	572	74	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	200	(8)	8	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.365	9,300	(73)	216	143	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.171	19,000	260	(178)	82	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.292	9,400	130	(63)	67	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.749	73,600	(936)	(550)	0	(1,486)
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.351	8,300	0	80	80	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	3,400	(192)	194	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	4,000	(357)	336	0	(21)
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.501	18,300	357	(194)	163	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.173	14,000	(123)	242	119	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.253	1,500	(21)	43	22	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.440	23,100	65	308	373	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.565	16,700	(57)	300	243	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.782	7,200	(139)	206	67	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	31,300	(330)	506	176	0

							$(2,446)	$5,236	$4,331	$(1,541)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$1,800	$(53)	$53	$0	$0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/18/2058	12,005	(448)	455	7	0
MEI	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	1	0	0	0	0
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	7,700	(228)	227	0	(1)
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	15,280	(581)	590	9	0
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	2,900	(82)	82	0	0
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/18/2059	2,000	(57)	57	0	0
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	7,500	(10)	(19)	0	(29)
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/18/2059	3,200	(92)	92	0	0

							$(1,551)	$1,537	$16	$(30)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	iBoxx USD Investment Grade Corporate Bond ETF	250,000	5.180% (1-Month USD-LIBOR less a specified spread)	Monthly	01/10/2024	$27,665	$0	$111	$111	$0
JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	1,500,000	4.530% (1-Month USD-LIBOR less a specified spread)	Monthly	01/10/2024	165,990	0	583	583	0
	Pay	iBoxx USD Investment Grade Corporate Bond ETF	957,216	4.580% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2024	105,926	0	183	183	0

								$0	$877	$877	$0

Total Swap Agreements								$(3,997)	$7,650	$5,224	$(1,571)

(o)

Securities with an aggregate market value of $20,926 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)								Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments						$0	$117,968	$33,909		$151,877
Corporate Bonds & Notes
Banking & Finance						0	6,673,102	26,210		6,699,312
Industrials						0	9,122,731	0		9,122,731
Utilities						0	4,351,390	0		4,351,390
Municipal Bonds & Notes
California						0	271,812	0		271,812
Georgia						0	50,246	0		50,246
Illinois						0	31,946	0		31,946
Indiana						0	2,008	0		2,008
Massachusetts						0	3,099	0		3,099
Michigan						0	36,363	0		36,363
Nevada						0	3,324	0		3,324
New Jersey						0	10,877	0		10,877
New Mexico						0	5,350	0		5,350
New York						0	112,320	0		112,320
Ohio						0	66,242	0		66,242
Oregon						0	9,979	0		9,979
Pennsylvania						0	12,683	0		12,683
Texas						0	55,416	0		55,416
Virginia						0	1,415	0		1,415
Wisconsin						0	4,521	0		4,521
U.S. Government Agencies						0	4,189,836	0		4,189,836
U.S. Treasury Obligations						0	6,451,349	0		6,451,349
Non-Agency Mortgage-Backed Securities						0	110,092	125		110,217
Asset-Backed Securities						0	316,848	53		316,901
Sovereign Issues						0	531,998	0		531,998
Common Stocks
Industrials						0	0	4,457		4,457

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2023 (Unaudited)

Convertible Preferred Securities
Financials	24,151	0	0	24,151
Preferred Securities
Banking & Finance	0	21,177	0	21,177
Financials	34,811	614,989	13,039	662,839
Utilities	0	7,299	0	7,299
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	5,057	0	5,057
U.S. Treasury Bills	0	3,797	0	3,797

	$58,962	$33,195,234	$77,793	$33,331,989
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$76,182	$0	$0	$76,182

Total Investments	$135,144	$33,195,234	$77,793	$33,408,171

Short Sales, at Value - Liabilities
Loan Participations and Assignments	0	0	0	0
U.S. Government Agencies	0	(320,332)	0	(320,332)

	$0	$(320,332)	$0	$(320,332)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	970	7,353	0	8,323
Over the counter	0	12,276	0	12,276

	$970	$19,629	$0	$20,599
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(275)	(6,075)	0	(6,350)
Over the counter	0	(16,308)	0	(16,308)

	$(275)	$(22,383)	$0	$(22,658)

Total Financial Derivative Instruments	$695	$(2,754)	$0	$(2,059)

Totals	$135,839	$32,872,148	$77,793	$33,085,780

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Low Duration Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7% ¤
CORPORATE BONDS & NOTES 18.3%
BANKING & FINANCE 13.8%
AerCap Ireland Capital DAC 3.875% due 01/23/2028	$500	$477
American Express Co.
2.550% due 03/04/2027	6,250	5,858
6.338% due 10/30/2026	900	918
American Honda Finance Corp. 5.000% due 05/23/2025	1,000	1,004
American Tower Corp. 5.800% due 11/15/2028	2,600	2,704
Aviation Capital Group LLC 4.125% due 08/01/2025	800	777
Bank of America Corp.
1.658% due 03/11/2027 •	6,100	5,645
1.734% due 07/22/2027 •	3,000	2,750
2.592% due 04/29/2031 •	7,000	6,036
3.093% due 10/01/2025 •	4,900	4,806
4.271% due 07/23/2029 •	2,000	1,933
4.827% due 07/22/2026 •	8,000	7,943
Banque Federative du Credit Mutuel SA 5.896% due 07/13/2026	2,500	2,554
Barclays PLC
4.375% due 01/12/2026	7,000	6,906
4.972% due 05/16/2029 •	1,800	1,769
6.490% due 09/13/2029	4,300	4,481
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	2,500	2,177
BNP Paribas SA 1.904% due 09/30/2028 •	10,500	9,336
BPCE SA
1.000% due 01/20/2026	1,700	1,565
5.975% due 01/18/2027 •	1,500	1,513
Brookfield Finance, Inc. 4.250% due 06/02/2026	1,070	1,046
Capital One Financial Corp. 7.149% due 10/29/2027	950	987
Citigroup, Inc.
2.572% due 06/03/2031 •(b)	2,500	2,137
2.976% due 11/05/2030 •	450	401
3.668% due 07/24/2028 •	700	668
6.956% (SOFRRATE + 1.528%) due 03/17/2026 ~(b)	8,500	8,560
Cooperatieve Rabobank UA 4.655% due 08/22/2028 •	900	887
Corebridge Financial, Inc. 3.850% due 04/05/2029	3,900	3,679
Corebridge Global Funding
5.750% due 07/02/2026	1,000	1,014
5.900% due 09/19/2028	2,000	2,064
Corporate Office Properties LP 2.900% due 12/01/2033	750	586
Deutsche Bank AG
3.035% due 05/28/2032 •(b)	3,400	2,842
3.961% due 11/26/2025 •	3,000	2,951
7.146% due 07/13/2027	5,000	5,193
Equinix, Inc. 3.200% due 11/18/2029	600	552
Essex Portfolio LP 3.500% due 04/01/2025	850	831
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	600	592
5.625% due 08/16/2032	1,500	1,500
GA Global Funding Trust
1.000% due 04/08/2024	4,700	4,632
1.950% due 09/15/2028	3,600	3,080
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	100	91
2.640% due 02/24/2028 •	6,125	5,680
3.691% due 06/05/2028 •	6,500	6,213
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,000	5,046
Guardian Life Global Funding
1.100% due 06/23/2025	1,400	1,322
5.737% due 10/02/2028	4,000	4,202

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

Healthpeak OP LLC 3.250% due 07/15/2026	1,000	962
HSBC Holdings PLC
3.973% due 05/22/2030 •	2,600	2,431
4.292% due 09/12/2026 •	1,300	1,274
4.755% due 06/09/2028 •	3,350	3,303
5.887% due 08/14/2027	9,000	9,129
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034	400	322
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,431
3.540% due 05/01/2028 •	4,300	4,106
4.851% due 07/25/2028 •	10,000	10,008
6.087% due 10/23/2029	5,000	5,260
Lazard Group LLC 3.750% due 02/13/2025	500	489
Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,443
3.574% due 11/07/2028 •	4,100	3,856
4.450% due 05/08/2025	1,400	1,384
5.985% due 08/07/2027	3,700	3,767
MassMutual Global Funding 3.400% due 03/08/2026	400	390
Mitsubishi UFJ Financial Group, Inc.
4.080% due 04/19/2028 •	1,000	973
5.422% due 02/22/2029 •	5,000	5,094
Mizuho Financial Group, Inc. 2.839% due 07/16/2025 •	300	295
Morgan Stanley
2.239% due 07/21/2032 •	4,000	3,266
3.125% due 07/27/2026	1,000	958
5.164% due 04/20/2029	5,400	5,434
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028	3,000	3,066
NatWest Group PLC 1.642% due 06/14/2027 •	5,500	5,026
New York Life Global Funding 0.950% due 06/24/2025	1,200	1,134
Nomura Holdings, Inc.
2.648% due 01/16/2025	3,000	2,913
2.999% due 01/22/2032	1,000	844
Northwestern Mutual Global Funding 4.900% due 06/12/2028	2,000	2,010
Pacific Life Global Funding 1.375% due 04/14/2026	1,200	1,109
Physicians Realty LP 4.300% due 03/15/2027	700	682
Principal Life Global Funding 0.750% due 04/12/2024	8,600	8,479
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	300	291
RGA Global Funding 6.000% due 11/21/2028	5,000	5,191
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	458
3.244% due 10/05/2026	1,000	943
4.400% due 07/13/2027	300	292
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •	2,900	2,868
1.673% due 06/14/2027 •	1,000	910
3.823% due 11/03/2028 •	300	282
Societe Generale SA
3.875% due 03/28/2024	1,000	995
6.446% due 01/10/2029 •	3,000	3,106
Spirit Realty LP 3.400% due 01/15/2030	700	638
Standard Chartered PLC
3.265% due 02/18/2036 •	800	655
3.785% due 05/21/2025 •	3,000	2,974
6.187% due 07/06/2027	1,800	1,831
7.176% (SOFRRATE + 1.740%) due 03/30/2026 ~	3,000	3,015
Sumitomo Mitsui Financial Group, Inc.
5.464% due 01/13/2026	4,500	4,545
5.716% due 09/14/2028	3,000	3,109
SURA Asset Management SA 4.375% due 04/11/2027	1,000	963
SVB Financial Group 3.500% due 01/29/2025 ^(a)	1,600	1,054
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	3,400	3,092
UBS Group AG
2.193% due 06/05/2026 •	1,000	952
3.091% due 05/14/2032 •	3,900	3,323
4.550% due 04/17/2026	700	691
4.703% due 08/05/2027 •	4,100	4,044
6.442% due 08/11/2028 •	5,650	5,871

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

Welltower OP LLC 4.000% due 06/01/2025	4,500	4,423
WP Carey, Inc. 4.250% due 10/01/2026	500	489

		289,751

INDUSTRIALS 2.8%
7-Eleven, Inc. 0.800% due 02/10/2024	3,000	2,983
Adventist Health System 2.952% due 03/01/2029	2,500	2,261
Aker BP ASA 2.000% due 07/15/2026	700	645
American Airlines Pass-Through Trust 3.375% due 11/01/2028	1,093	1,003
Bayer U.S. Finance LLC 6.125% due 11/21/2026	5,000	5,085
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	553	541
Dell International LLC 6.020% due 06/15/2026	1,616	1,655
Enbridge, Inc. 5.900% due 11/15/2026	2,600	2,670
FactSet Research Systems, Inc. 3.450% due 03/01/2032	500	448
Global Payments, Inc. 2.900% due 11/15/2031	500	428
Harvest Operations Corp. 1.000% due 04/26/2024	9,800	9,665
HCA, Inc. 3.125% due 03/15/2027	2,000	1,897
Hyundai Capital America 5.875% due 04/07/2025	500	503
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,043	1,729
Marriott International, Inc. 2.750% due 10/15/2033	900	743
Reliance Steel & Aluminum Co. 2.150% due 08/15/2030	500	423
Roche Holdings, Inc. 5.265% due 11/13/2026	7,000	7,156
RTX Corp. 5.750% due 11/08/2026	3,000	3,084
Sutter Health 2.294% due 08/15/2030	2,800	2,401
United Airlines Pass-Through Trust
2.700% due 11/01/2033	333	283
2.900% due 11/01/2029	1,242	1,083
4.150% due 10/11/2025	707	704
4.550% due 08/25/2031	1,238	1,100
5.875% due 04/15/2029	1,682	1,705
Warnermedia Holdings, Inc. 3.755% due 03/15/2027	6,100	5,847
Woodside Finance Ltd. 3.700% due 03/15/2028	700	658
WRKCo, Inc. 3.900% due 06/01/2028	800	764

		57,464

UTILITIES 1.7%
AES Corp. 5.450% due 06/01/2028	2,000	2,035
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030	165	156
Consumers Energy Co. 4.900% due 02/15/2029	3,500	3,564
Georgia Power Co. 6.144% due 05/08/2025	700	702
National Rural Utilities Cooperative Finance Corp. 5.600% due 11/13/2026	4,500	4,620
NBN Co. Ltd. 1.450% due 05/05/2026	1,000	923
NSTAR Electric Co. 5.600% due 10/01/2028	3,500	3,613
Pacific Gas & Electric Co.
4.400% due 03/01/2032	3,000	2,778
4.950% due 06/08/2025	1,700	1,690
5.450% due 06/15/2027	1,600	1,614
Southern California Edison Co.
4.900% due 06/01/2026	1,600	1,608
5.300% due 03/01/2028	2,100	2,157
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/2036	10,349	10,007

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

Verizon Communications, Inc. 4.016% due 12/03/2029	820	793

		36,260

Total Corporate Bonds & Notes (Cost $393,506)		383,475

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.2%
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	1,000	830
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	2,600	2,356

		3,186

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Notes, Series 2021
1.154% due 10/01/2025	2,000	1,874
1.471% due 10/01/2026	700	642

		2,516

MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	40	40

NEW YORK 0.4%
New York State Urban Development Corp. Revenue Notes, Series 2019 3.540% due 03/15/2028	7,000	6,705
New York State Urban Development Corp. Revenue Notes, Series 2020 1.346% due 03/15/2026	2,300	2,139

		8,844

OREGON 0.1%
Oregon Department of Transportation State Revenue Notes, Series 2020 1.084% due 11/15/2027	2,000	1,779

TEXAS 0.2%
Houston Community College System, Texas General Obligation Notes, Series 2021 5.000% due 02/15/2029	1,800	1,852
Williamson County, Texas General Obligation Notes, Series 2021 0.640% due 02/15/2026	2,500	2,310

		4,162

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	300	253
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.497% due 06/01/2024	2,200	2,165
1.820% due 06/01/2026	800	740

		3,158

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2021 1.486% due 05/01/2029	600	519

Total Municipal Bonds & Notes (Cost $24,748)		24,204

U.S. GOVERNMENT AGENCIES 11.3%
Fannie Mae
0.750% due 11/25/2050	2,423	1,724
3.020% due 03/01/2028	2,594	2,456
3.290% due 04/01/2027	6,006	5,791
5.448% due 01/25/2047 •	497	493
5.505% due 12/25/2046 ~	498	493
5.692% due 06/25/2037 •	39	39
5.720% due 10/25/2046 •	616	604
5.818% due 10/01/2037 •	50	52
5.902% due 07/25/2049 •	1,442	1,404
5.962% due 03/25/2041 ~	786	779
7.144% due 07/01/2034 •	34	35
Federal Home Loan Bank 1.050% due 08/13/2026	4,800	4,415
Freddie Mac
0.650% due 10/27/2025	9,200	8,584
0.800% due 10/28/2026	9,200	8,358
1.000% due 12/15/2040 - 05/25/2047	2,671	2,424
2.500% due 09/25/2048	1,622	1,459

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

3.000% due 08/15/2046	559	528
4.000% due 09/01/2048 - 10/01/2048	2,741	2,638
4.170% due 04/01/2028	5,826	5,705
4.380% due 05/01/2028	23	23
4.500% due 02/01/2049	1,900	1,876
4.650% due 08/25/2028	2,500	2,522
4.840% due 04/01/2028	2,451	2,460
4.850% due 09/25/2028	4,300	4,378
5.213% due 06/01/2037 •	64	65
5.430% due 06/25/2031	2,600	2,690
5.490% due 07/15/2041 •	787	780
5.600% due 10/15/2037 •	586	578
Ginnie Mae
1.500% due 10/20/2045	1,617	1,298
5.787% due 08/20/2065 •	536	533
5.877% due 06/20/2065	333	331
5.897% due 02/20/2067 •	681	677
5.909% due 09/20/2065 •	564	561
5.957% due 10/20/2065 •	1,357	1,351
5.977% due 07/20/2063 •	142	141
6.007% due 06/20/2065 ~	817	812
6.017% due 06/20/2065 •	557	553
6.037% due 03/20/2065 •	1,080	1,071
6.087% due 12/20/2064 ~	1,180	1,172
6.087% due 11/20/2065 •	177	177
6.207% due 02/20/2066 •	6	6
6.317% due 04/20/2066 •	1,833	1,826
6.337% due 04/20/2066 •	2,725	2,713
6.437% due 01/20/2067 •	1,066	1,064
Uniform Mortgage-Backed Security
3.000% due 01/01/2035 - 05/01/2052	45,273	40,121
3.500% due 06/01/2052	20,481	18,789
4.000% due 08/01/2042 - 11/01/2052	44,098	41,740
4.500% due 08/01/2048 - 02/01/2053	61,656	59,818
5.500% due 04/01/2034 - 04/01/2039	89	90

Total U.S. Government Agencies (Cost $241,212)		238,197

U.S. TREASURY OBLIGATIONS 41.8%
U.S. Treasury Notes
3.625% due 05/15/2026	100,000	98,860
4.125% due 06/15/2026 (e)	46,400	46,397
4.500% due 11/30/2024	256,600	255,669
4.625% due 06/30/2025	73,700	73,886
5.000% due 08/31/2025	400,000	403,742

Total U.S. Treasury Obligations (Cost $876,175)		878,554

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	2,425	2,344
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	7,000	6,709
Atrium Hotel Portfolio Trust 6.609% due 06/15/2035 •	3,400	3,366
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	2,236	2,165
BANK
2.808% due 10/17/2052	2,500	2,336
2.978% due 11/15/2062	12,500	11,137
3.279% due 11/15/2054	755	708
3.432% due 05/15/2062	2,550	2,436
3.623% due 04/15/2052	3,000	2,910
4.005% due 02/15/2052	7,100	6,745
4.217% due 08/15/2061 ~	7,000	6,723
Barclays Commercial Mortgage Securities Trust 3.488% due 02/15/2050	977	951
Benchmark Mortgage Trust 3.615% due 03/15/2062	4,100	3,966
BHP Trust 6.384% due 08/15/2036 •	351	349
BX Commercial Mortgage Trust
6.206% due 10/15/2036 •	877	861
6.397% due 12/15/2038	3,850	3,774
BX Trust
6.065% due 09/15/2034	8,767	8,578
6.111% due 04/15/2039 •	1,663	1,616
6.376% due 10/15/2036 •	8,300	8,122
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	991	957
3.297% due 10/12/2050	3,321	3,207
Commercial Mortgage Trust
2.240% due 02/10/2037	2,000	1,907
3.178% due 02/10/2035	4,900	4,658
3.244% due 10/10/2029	2,000	1,783
3.550% due 02/10/2049	458	448

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.181% due 05/10/2051	907	888
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	1,937	1,894
EQUS Mortgage Trust 6.231% due 10/15/2038 ~	6,900	6,769
Extended Stay America Trust 6.556% due 07/15/2038 ~	5,087	5,044
GCT Commercial Mortgage Trust 6.276% due 02/15/2038 •	5,000	3,760
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~	2,300	2,319
Hawaii Hotel Trust 6.559% due 05/15/2038 •	3,400	3,377
Hilton USA Trust 3.719% due 11/05/2038	2,000	1,899
InTown Mortgage Trust 7.851% due 08/15/2039 •	4,000	4,020
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	2,800	2,466
6.776% due 03/15/2036 •	6,800	6,052
6.785% due 07/05/2033 ~	1,147	1,063
JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	838	807
3.409% due 10/15/2050	2,000	1,856
MAD Mortgage Trust 3.188% due 08/15/2034 ~	7,100	6,386
Morgan Stanley Capital Trust
2.606% due 08/15/2049	300	290
2.860% due 11/15/2049	1,485	1,434
6.645% due 12/15/2038 •	4,700	4,393
Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039	3,400	2,710
New Orleans Hotel Trust 6.398% due 04/15/2032 •	2,700	2,607
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~	2,100	1,970
SMRT Commercial Mortgage Trust 6.362% due 01/15/2039 •	1,926	1,887
SREIT Trust 6.176% due 10/15/2038 •	2,400	2,354
Starwood Mortgage Trust 6.334% due 11/15/2036 •	2,550	2,494
UBS Commercial Mortgage Trust
3.215% due 08/15/2050	1,988	1,913
3.460% due 04/15/2052	3,200	3,069
3.903% due 02/15/2051	1,266	1,232
4.119% due 06/15/2051	1,824	1,783
Waikiki Beach Hotel Trust 6.776% due 12/15/2033 •	5,270	5,183
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	602	586
2.911% due 06/15/2049	501	489
3.390% due 11/15/2050	916	887
4.147% due 06/15/2051	522	516
6.486% due 02/15/2037 •	4,000	3,960

Total Non-Agency Mortgage-Backed Securities (Cost $181,227)		177,113

ASSET-BACKED SECURITIES 16.8%
ACREC Ltd. 6.623% due 10/16/2036 •	1,407	1,377
American Express Credit Account Master Trust 4.950% due 10/15/2027	3,800	3,814
Anchorage Capital CLO Ltd. 6.795% due 07/15/2032 •	5,000	4,994
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •	1,089	1,088
Apidos CLO 6.735% due 04/15/2031 •	731	731
Arbor Realty Commercial Real Estate Notes Ltd. 6.826% due 11/15/2036 •	3,000	2,970
AREIT LLC 7.600% due 06/17/2039 •	7,000	7,037
AREIT Trust
6.553% due 11/17/2038 •	6,046	5,998
6.588% due 01/20/2037 •	3,129	3,109
Ares CLO Ltd.
6.707% due 04/18/2031 ~	3,400	3,398
6.724% due 04/22/2031 •	2,000	1,996
6.827% due 10/20/2034	3,000	2,994
Atlas Senior Loan Fund Ltd.
6.745% due 01/15/2031 •	1,092	1,093
6.754% due 04/22/2031 •	1,159	1,158
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	4,000	3,986
5.440% due 02/22/2028	4,000	4,039

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

5.780% due 04/20/2028	6,400	6,487
6.020% due 02/20/2030	6,550	6,760
BA Credit Card Trust 4.790% due 05/15/2028	5,600	5,624
Bank of America Auto Trust 5.660% due 11/15/2029	2,000	2,049
Barings CLO Ltd. 6.667% due 01/20/2031 •	1,754	1,753
BDS Ltd.
6.823% due 12/16/2036 •	4,300	4,212
7.156% due 03/19/2039 •	5,500	5,476
7.492% due 08/19/2038 •	2,400	2,412
BPCRE Ltd. 7.758% due 01/16/2037 •	7,000	7,004
BSPRT Issuer Ltd. 7.658% due 07/15/2039 ~	4,500	4,467
Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	5,600	5,582
4.950% due 10/15/2027	5,200	5,217
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028	3,500	3,586
Carlyle Global Market Strategies CLO Ltd.
6.699% due 07/27/2031 •	2,058	2,056
6.754% due 04/22/2032 •	1,800	1,800
Carmax Auto Owner Trust 6.000% due 07/17/2028	5,000	5,143
Cedar Funding CLO Ltd. 6.677% due 01/20/2031 •	7,445	7,438
CIFC Funding Ltd.
6.710% due 04/24/2030 •	1,515	1,511
6.757% due 07/18/2031 •	1,900	1,904
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027	3,900	3,932
CLNC Ltd. 6.720% due 08/20/2035 •	3	3
Crestline Denali CLO Ltd. 6.814% due 10/23/2031 •	4,524	4,525
Cutwater Ltd. 6.875% due 01/15/2029	1,853	1,856
Dell Equipment Finance Trust 4.140% due 07/22/2027	2,000	1,982
DLLAD LLC 0.640% due 09/21/2026	2,077	2,004
DLLMT LLC 5.340% due 03/22/2027	6,500	6,500
DLLST LLC
3.400% due 01/21/2025	5,909	5,869
3.690% due 09/20/2028	1,300	1,278
Eaton Vance CLO Ltd. 6.825% due 10/15/2034	5,400	5,389
ECMC Group Student Loan Trust
6.202% due 02/27/2068 •	1,171	1,157
6.252% due 09/25/2068 •	1,905	1,876
6.452% due 07/25/2069 •	2,604	2,580
6.452% due 01/27/2070 ~	1,228	1,219
6.502% due 05/25/2067 •	743	736
Ford Credit Auto Owner Trust 5.280% due 02/15/2036	3,700	3,785
Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •	3,000	2,927
FS Rialto Issuer LLC 7.238% due 01/19/2039 •	6,500	6,399
GM Financial Consumer Automobile Receivables Trust 5.780% due 08/16/2028	4,700	4,822
GM Financial Revolving Receivables Trust 5.770% due 08/11/2036	6,000	6,262
Greystone Commercial Real Estate Notes Ltd. 6.656% due 09/15/2037 •	339	339
Hertz Vehicle Financing LLC 6.150% due 03/25/2030	3,400	3,532
HGI CRE CLO Ltd. 7.038% due 04/20/2037 •	3,200	3,166
Hyundai Auto Lease Securitization Trust 5.840% due 09/15/2027	8,700	8,852
LCCM Trust 6.676% due 12/13/2038 •	1,950	1,888
LCM Ltd. 6.757% due 04/20/2031 •	2,000	1,995
LoanCore Issuer Ltd.
6.776% due 11/15/2038 •	4,600	4,503
6.888% due 01/17/2037 •	2,300	2,256
Louisiana Local Government Environmental Facilities & Community Development Authority 4.275% due 02/01/2036	2,200	2,140
Magnetite Ltd. 6.935% due 10/25/2033	4,300	4,306

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

MF1 LLC 7.991% due 09/17/2037 •	3,200	3,206
MF1 Ltd. 6.706% due 02/19/2037 •	5,000	4,920
MF1 Multifamily Housing Mortgage Loan Trust 6.326% due 07/15/2036 •	1,026	1,021
MMAF Equipment Finance LLC 5.570% due 09/09/2025	4,551	4,546
Navient Private Education Loan Trust 6.926% due 07/16/2040 •	1,865	1,872
Navient Student Loan Trust
6.480% due 03/15/2072	1,250	1,271
6.602% due 07/26/2066 •	4,569	4,571
Nelnet Student Loan Trust 6.502% due 04/20/2062 •	4,800	4,722
Neuberger Berman CLO Ltd. 6.575% due 10/15/2029	1,706	1,703
Newark BSL CLO Ltd. 6.610% due 07/25/2030 •	624	623
Oaktree CLO Ltd. 6.784% due 04/22/2030 •	3,000	2,995
OSD CLO Ltd. 6.534% due 04/17/2031 •	2,213	2,205
OZLM Ltd. 6.837% due 07/20/2032 •	1,800	1,795
Palmer Square CLO Ltd.
6.664% due 10/17/2031 •	3,025	3,022
6.963% due 10/20/2033	6,600	6,607
Palmer Square Loan Funding Ltd. 6.455% due 10/15/2029 •	990	984
Pawneee Equipment Receivables LLC 4.840% due 02/15/2028	504	504
PFP Ltd.
6.476% due 08/09/2037 •	813	810
7.636% due 08/19/2035 •	4,600	4,624
Ready Capital Mortgage Financing LLC
6.420% due 07/25/2036 ~	1,805	1,785
6.470% due 04/25/2038 •	1,207	1,205
7.908% due 10/25/2039 •	2,982	3,007
Saranac CLO Ltd. 6.781% due 08/13/2031 •	3,997	3,998
SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	3,000	3,033
5.470% due 12/20/2029	3,200	3,248
Shelter Growth CRE Issuer Ltd. 7.652% due 06/17/2037 •	8,161	8,183
SLC Student Loan Trust
5.665% due 05/15/2029 •	264	263
6.481% due 11/25/2042 •	85	85
SLM Private Education Loan Trust 10.226% due 10/15/2041 •	2,128	2,240
SMB Private Education Loan Trust
3.630% due 11/15/2035	5,210	5,046
6.206% due 01/15/2053 •	2,644	2,602
6.788% due 02/16/2055 •	865	864
Starwood Commercial Mortgage Trust 6.673% due 04/18/2038 •	6,987	6,822
Synchrony Card Funding LLC 5.740% due 10/15/2029	3,700	3,797
Toyota Lease Owner Trust 5.660% due 11/20/2026	2,000	2,030
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~	4,100	4,017
Venture CLO Ltd.
6.667% due 07/20/2030 •	3,493	3,486
6.697% due 04/20/2029 •	174	174
6.812% due 07/30/2032 •	2,000	1,996
Vibrant CLO Ltd.
6.582% due 06/20/2029 ~	760	760
6.797% due 07/20/2032 •	3,900	3,873
VMC Finance LLC 6.573% due 06/16/2036 •	461	457
Wellfleet CLO Ltd.
6.567% due 04/20/2029 •	582	582
6.567% due 07/20/2029 •	1,263	1,263
6.737% due 10/20/2029 •	725	726
Wind River CLO Ltd. 6.735% due 07/15/2031 •	3,700	3,689
World Omni Auto Receivables Trust 5.150% due 11/15/2028	4,400	4,438

Total Asset-Backed Securities (Cost $352,052)		354,011

SOVEREIGN ISSUES 0.3%
Province of Ontario 3.050% due 01/29/2024	5,000	4,991

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

Province of Quebec 2.500% due 04/20/2026	2,200	2,113

Total Sovereign Issues (Cost $7,169)		7,104

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (c) 0.6%		13,165

Total Short-Term Instruments (Cost $13,165)		13,165

Total Investments in Securities (Cost $2,089,254)		2,075,823

Total Investments 98.7% (Cost $2,089,254)		$2,075,823
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $42)		344
Other Assets and Liabilities, net 1.3%		26,278

Net Assets 100.0%		$2,102,445

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$2,500	$2,137	0.10%
Citigroup, Inc.	6.956	03/17/2026	03/10/2022	8,500	8,560	0.41
Deutsche Bank AG	3.035	05/28/2032	08/05/2021 - 04/27/2022	3,190	2,842	0.13

$14,190	$13,539	0.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$565	U.S. Treasury Notes 4.875% due 11/30/2025	$(577)	$565	$565
JPS	5.450	12/29/2023	01/02/2024	12,600	U.S. Treasury Bonds 1.875% due 02/15/2041	(12,844)	12,600	12,608

Total Repurchase Agreements	$(13,421)	$13,165	$13,173

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2024	2,000	$411,828	$3,809	$250	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2024	254	$(27,628)	$(393)	$0	$(22)
U.S. Treasury 10-Year Note March Futures	03/2024	431	(48,656)	(153)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	663	(78,244)	(3,003)	62	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	101	(13,493)	(1,144)	53	0

$(4,693)	$115	$(22)

Total Futures Contracts	$(884)	$365	$(22)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.400%	$2,100	$1	$6	$7	$0	$0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

Boeing Co.	1.000	Quarterly	06/20/2026	0.410	1,200	(6)	23	17	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.181	2,000	33	(17)	16	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286	1,300	17	5	22	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.313	200	2	2	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.700	1,900	(5)	29	24	0	0

Total Swap Agreements						$42	$48	$90	$1	$0

(e)

Securities with an aggregate market value of $6,613 and cash of $8,388 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$289,751	$0	$289,751
Industrials						0	57,464	0	57,464
Utilities						0	36,260	0	36,260
Municipal Bonds & Notes
California						0	3,186	0	3,186
Florida						0	2,516	0	2,516
Massachusetts						0	40	0	40
New York						0	8,844	0	8,844
Oregon						0	1,779	0	1,779
Texas						0	4,162	0	4,162
West Virginia						0	3,158	0	3,158
Wisconsin						0	519	0	519
U.S. Government Agencies						0	238,197	0	238,197
U.S. Treasury Obligations						0	878,554	0	878,554
Non-Agency Mortgage-Backed Securities						0	177,113	0	177,113
Asset-Backed Securities						0	354,011	0	354,011
Sovereign Issues						0	7,104	0	7,104
Short-Term Instruments
Repurchase Agreements						0	13,165	0	13,165

Total Investments						$0	$2,075,823	$0	$2,075,823

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$366	$0	$366

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$0	$(22)	$0	$(22)

Total Financial Derivative Instruments						$0	$344	$0	$344

Totals						$0	$2,076,167	$0	$2,076,167

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Moderate Duration Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.2% ¤
CORPORATE BONDS & NOTES 20.0%
BANKING & FINANCE 14.8%
American Express Co. 6.489% due 10/30/2031	$2,100	$2,279
American Tower Corp. 2.750% due 01/15/2027	4,000	3,752
Ameriprise Financial, Inc. 5.700% due 12/15/2028	4,300	4,510
Andrew W Mellon Foundation 0.947% due 08/01/2027	7,000	6,175
Aviation Capital Group LLC 4.125% due 08/01/2025	600	583
Bank of America Corp.
1.319% due 06/19/2026 •	4,000	3,767
1.658% due 03/11/2027 •	11,900	11,013
1.734% due 07/22/2027 •	7,200	6,599
1.922% due 10/24/2031 •	2,900	2,356
3.093% due 10/01/2025 •	6,000	5,885
3.419% due 12/20/2028 •	5,842	5,507
3.593% due 07/21/2028 •	2,500	2,373
Banque Federative du Credit Mutuel SA
5.790% due 07/13/2028	5,550	5,735
5.896% due 07/13/2026	6,450	6,589
Barclays PLC
2.667% due 03/10/2032 •	1,400	1,156
2.852% due 05/07/2026 •	3,000	2,894
2.894% due 11/24/2032 •	8,000	6,561
7.437% due 11/02/2033 •	9,300	10,420
BNP Paribas SA
1.904% due 09/30/2028 •	15,000	13,337
2.871% due 04/19/2032 •	7,050	5,969
3.052% due 01/13/2031 •	4,400	3,870
3.500% due 11/16/2027	1,700	1,605
BPCE SA
1.000% due 01/20/2026	1,200	1,105
2.375% due 01/14/2025	6,900	6,675
4.500% due 03/15/2025	2,000	1,963
Brookfield Finance, Inc. 4.350% due 04/15/2030	550	531
Capital One Financial Corp.
7.149% due 10/29/2027	2,700	2,804
7.624% due 10/30/2031	3,100	3,409
Citigroup, Inc.
2.572% due 06/03/2031 •(c)	6,600	5,641
2.976% due 11/05/2030 •	3,628	3,233
3.980% due 03/20/2030 •	2,000	1,900
6.842% (US0003M + 1.250%) due 07/01/2026 ~	3,000	3,010
6.956% (SOFRRATE + 1.528%) due 03/17/2026 ~(c)	2,500	2,518
Consumers 2023 Securitization Funding LLC 5.550% due 03/01/2027	5,200	5,224
Cooperatieve Rabobank UA 1.339% due 06/24/2026 •	3,000	2,830
Corebridge Global Funding
5.750% due 07/02/2026	6,000	6,082
5.900% due 09/19/2028	2,000	2,064
Crown Castle, Inc. 3.800% due 02/15/2028	1,500	1,426
Deutsche Bank AG
3.961% due 11/26/2025 •	200	197
7.146% due 07/13/2027	9,600	9,970
First American Financial Corp. 2.400% due 08/15/2031	2,100	1,663
GA Global Funding Trust
1.000% due 04/08/2024	12,500	12,319
1.625% due 01/15/2026	1,600	1,474
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	5,000	4,612
1.542% due 09/10/2027 •	14,800	13,430
3.691% due 06/05/2028 •	7,175	6,859
4.223% due 05/01/2029 •	4,000	3,872
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~	2,500	2,523
Guardian Life Global Funding 5.737% due 10/02/2028	6,000	6,303

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

HSBC Holdings PLC
1.645% due 04/18/2026 •	5,000	4,753
2.848% due 06/04/2031 •	1,550	1,334
3.973% due 05/22/2030 •	8,400	7,853
4.292% due 09/12/2026 •	1,500	1,470
ING Groep NV 6.442% (SOFRINDX + 1.010%) due 04/01/2027 ~	7,500	7,401
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	1,800	1,434
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	9,100	8,401
1.953% due 02/04/2032 •	13,900	11,303
2.739% due 10/15/2030 •	2,700	2,403
4.565% due 06/14/2030 •	3,125	3,060
6.087% due 10/23/2029	3,700	3,892
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,600	1,502
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	7,800	7,337
4.450% due 05/08/2025	6,000	5,933
4.550% due 08/16/2028	2,000	1,969
LSEGA Financing PLC 2.000% due 04/06/2028	1,400	1,254
Metropolitan Life Global Funding 1.875% due 01/11/2027	5,500	5,028
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	6,000	5,663
2.048% due 07/17/2030	6,000	5,052
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,632
2.172% due 05/22/2032 •	15,450	12,594
Morgan Stanley
2.239% due 07/21/2032 •	1,100	898
2.475% due 01/21/2028 •	21,000	19,501
3.591% due 07/22/2028 •	3,000	2,866
Mutual of Omaha Cos. Global Funding 5.800% due 07/27/2026	2,200	2,244
NatWest Group PLC
1.642% due 06/14/2027 •	10,000	9,138
4.269% due 03/22/2025 •	3,000	2,990
4.800% due 04/05/2026	6,000	5,950
Northwestern Mutual Global Funding 4.900% due 06/12/2028	4,000	4,020
Protective Life Global Funding
1.618% due 04/15/2026	3,000	2,770
5.467% due 12/08/2028	1,000	1,028
RGA Global Funding
2.700% due 01/18/2029	2,500	2,221
6.000% due 11/21/2028	5,000	5,191
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	2,000	1,866
1.673% due 06/14/2027 •	1,000	910
2.469% due 01/11/2028 •	2,700	2,463
3.823% due 11/03/2028 •	4,000	3,762
SBA Tower Trust 1.884% due 07/15/2050	8,000	7,427
SMBC Aviation Capital Finance DAC 5.700% due 07/25/2033	3,900	3,945
Societe Generale SA
2.625% due 01/22/2025	1,000	970
6.446% due 01/10/2029 •	2,500	2,588
Standard Chartered PLC
2.678% due 06/29/2032 •	2,900	2,360
6.296% due 07/06/2034	5,000	5,255
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029	7,500	6,835
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	5,100	4,639
UBS Group AG
2.095% due 02/11/2032 •	12,000	9,578
2.193% due 06/05/2026 •	2,000	1,903
3.091% due 05/14/2032 •	6,600	5,624
4.550% due 04/17/2026	4,500	4,443
4.703% due 08/05/2027 •	7,400	7,298
Ventas Realty LP 4.125% due 01/15/2026	1,000	976
Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800	2,566
3.584% due 05/22/2028 •	1,930	1,840
4.478% due 04/04/2031 •	10,000	9,669

		473,574

INDUSTRIALS 2.7%
Adventist Health System 2.952% due 03/01/2029	4,299	3,889

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

Air Canada Pass-Through Trust 3.750% due 06/15/2029	351	323
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,514	1,288
3.375% due 11/01/2028	3,472	3,185
3.650% due 02/15/2029	2,127	1,972
4.000% due 01/15/2027	1,250	1,198
BAT International Finance PLC 5.931% due 02/02/2029	1,000	1,040
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030	12,000	10,972
British Airways Pass-Through Trust
2.900% due 09/15/2036	647	555
4.625% due 12/20/2025	49	49
CHRISTUS Health 4.341% due 07/01/2028	3,000	2,933
CommonSpirit Health 2.782% due 10/01/2030	4,700	4,077
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	302	295
CVS Health Corp. 3.750% due 04/01/2030	5,700	5,364
CVS Pass-Through Trust 7.507% due 01/10/2032	954	1,004
Fiserv, Inc. 5.375% due 08/21/2028	2,000	2,059
Georgetown University 2.247% due 04/01/2030	4,500	3,852
JetBlue Pass-Through Trust 2.750% due 11/15/2033	6,537	5,531
PeaceHealth Obligated Group 1.375% due 11/15/2025	3,100	2,881
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	3,000	3,058
Roche Holdings, Inc. 5.489% due 11/13/2030	8,800	9,295
RTX Corp. 5.750% due 01/15/2029	2,600	2,719
Sutter Health
2.294% due 08/15/2030	7,700	6,602
3.695% due 08/15/2028	1,300	1,246
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,667	1,414
3.100% due 01/07/2030	820	749
3.450% due 01/07/2030	615	550
4.550% due 08/25/2031	3,494	3,107
5.875% due 04/15/2029	5,952	6,033
UPMC 5.035% due 05/15/2033	1,300	1,317

		88,557

UTILITIES 2.5%
AES Corp. 5.450% due 06/01/2028	2,500	2,543
Black Hills Corp. 1.037% due 08/23/2024	2,000	1,942
Consumers Energy Co. 4.900% due 02/15/2029	5,300	5,398
DTE Electric Securitization Funding LLC 5.970% due 03/01/2033	4,800	5,043
Eversource Energy 4.750% due 05/15/2026	3,000	2,986
Georgia Power Co. 6.144% due 05/08/2025	7,300	7,318
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	2,300	1,959
National Grid PLC 5.602% due 06/12/2028	3,100	3,196
National Rural Utilities Cooperative Finance Corp. 5.600% due 11/13/2026	5,800	5,955
NBN Co. Ltd. 1.450% due 05/05/2026	6,000	5,537
New York State Electric & Gas Corp. 5.650% due 08/15/2028	2,000	2,052
Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400	2,189
3.300% due 03/15/2027	3,000	2,807
5.450% due 06/15/2027	3,500	3,531
6.100% due 01/15/2029	1,200	1,243
6.400% due 06/15/2033	1,900	2,001
6.950% due 03/15/2034	2,700	2,969
Sempra 5.400% due 08/01/2026	4,600	4,663
Southern California Edison Co. 4.900% due 06/01/2026	3,000	3,015

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	10,255	9,916
4.966% due 02/01/2044	4,600	4,524

		80,787

Total Corporate Bonds & Notes (Cost $689,270)		642,918

MUNICIPAL BONDS & NOTES 4.2%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.263% due 09/15/2032	1,545	1,484

CALIFORNIA 1.3%
California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	895
1.490% due 11/01/2028	5,400	4,733
1.690% due 11/01/2029	4,400	3,789
1.740% due 11/01/2030	2,600	2,183
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2030 (a)	4,200	3,005
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.711% due 06/01/2024	3,300	3,249
2.332% due 06/01/2027	8,000	7,337
Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003 5.410% due 08/01/2026	1,965	1,982
Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	220
1.893% due 06/01/2030	300	254
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	626
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010 5.500% due 11/01/2025	2,695	2,720
University of California Revenue Notes, Series 2017
2.719% due 05/15/2024	500	496
3.063% due 07/01/2025	5,200	5,076
University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	1,200	1,087
1.366% due 05/15/2027	3,000	2,719

		40,371

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018 3.405% due 10/01/2024	300	296
Miami-Dade County, Florida Revenue Notes, Series 2021 1.936% due 10/01/2028	1,000	887

		1,183

HAWAII 0.4%
Hawaii State General Obligation Notes, Series 2020
0.802% due 10/01/2024	10,670	10,346
0.852% due 10/01/2025	3,850	3,612

		13,958

IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017 2.447% due 09/01/2024	4,400	4,326

KANSAS 0.1%
Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	1,782
1.961% due 09/01/2029	600	524

		2,306

MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,052
2.596% due 12/01/2026	1,400	1,314

		2,366

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997 0.000% due 02/15/2024 (a)	4,300	4,274

NEW YORK 1.0%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	911

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019
2.010% due 05/01/2025	3,000	2,894
2.980% due 11/01/2027	7,000	6,671
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	2,100	1,831
New York State Urban Development Corp. Revenue Notes, Series 2019 2.150% due 03/15/2025	5,600	5,443
New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	9,400	8,534
1.777% due 03/15/2028	4,000	3,565
Port Authority of New York & New Jersey Revenue Bonds, Series 2009 5.859% due 12/01/2024	2,500	2,518

		32,367

OHIO 0.2%
JobsOhio Beverage System Revenue Bonds, Series 2013 3.985% due 01/01/2029	6,035	5,955

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021
1.245% due 06/01/2025	1,800	1,705
1.495% due 06/01/2026	2,500	2,309

		4,014

TEXAS 0.2%
Houston Community College System, Texas General Obligation Notes, Series 2021 5.000% due 02/15/2029	2,000	2,058
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.028% due 04/01/2026	1,680	1,684
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2020 4.000% due 10/01/2033	2,500	2,413

		6,155

UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	1,912
Utah State General Obligation Bonds, (BABs), Series 2009 4.554% due 07/01/2024	150	150
Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	233	230

		2,292

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	3,052
2.020% due 06/01/2027	4,400	3,970
2.351% due 06/01/2028	3,000	2,665

		9,687

WISCONSIN 0.2%
Wisconsin State Revenue Notes, Series 2020
2.196% due 05/01/2027	3,300	3,080
2.299% due 05/01/2028	2,100	1,935

		5,015

Total Municipal Bonds & Notes (Cost $146,134)		135,753

U.S. GOVERNMENT AGENCIES 43.2%
Fannie Mae
0.750% due 11/25/2050	14,989	10,664
3.020% due 03/01/2028	1	1
3.290% due 04/01/2027 - 03/01/2028	12,484	11,995
3.430% due 05/01/2028	65	63
5.100% due 09/01/2028	6,974	7,189
5.175% due 03/25/2036 •	284	279
5.320% due 11/25/2046 •	193	191
5.416% due 12/25/2056 •	1,282	1,254
5.429% due 11/25/2046 •	1,704	1,668
5.448% due 01/25/2047 •	1,987	1,974
5.478% due 07/25/2046 •	93	92
5.505% due 11/25/2046 •	181	177
5.505% due 12/25/2046 ~	2,177	2,158
5.692% due 06/25/2037 •	140	138
5.702% due 11/25/2045 •	366	356
5.720% due 10/25/2046 •	3,084	3,026
5.752% due 12/25/2045 •	222	216
5.802% due 03/25/2035 ~	24	24
5.802% due 03/25/2046 •	417	408
5.818% due 10/01/2037 •	150	154

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.182% due 06/25/2040 •	151	150
7.144% due 07/01/2034 •	98	100
Freddie Mac
1.000% due 12/15/2040 - 05/25/2047	22,751	20,026
1.250% due 12/15/2044	1,514	1,240
2.500% due 09/25/2048	4,175	3,757
3.000% due 10/01/2046 - 05/01/2048	13,956	12,597
3.500% due 06/01/2044 - 10/01/2048	946	884
4.000% due 09/01/2048 - 05/01/2049	8,895	8,567
4.500% due 10/01/2048 - 02/01/2049	3,398	3,354
4.650% due 08/25/2028	4,800	4,843
4.850% due 09/25/2028	1,400	1,425
5.098% due 08/15/2040 •	1,115	1,100
5.245% due 10/15/2040 •	981	968
5.261% due 07/15/2040 •	1,848	1,858
5.430% due 06/25/2031	3,000	3,103
5.490% due 07/15/2041 •	3,147	3,121
5.600% due 10/15/2037 •	2,968	2,928
5.668% due 03/15/2042 •	2,167	2,205
5.753% due 09/15/2035 •	7	7
5.853% due 02/15/2041 ~	171	167
5.903% due 04/15/2041 •	52	51
5.923% due 11/15/2036 ~	45	44
6.003% due 04/15/2041 •	422	416
Ginnie Mae
1.500% due 10/20/2045	5,572	4,473
3.000% due 01/20/2067	4,660	4,509
3.500% due 09/20/2045	1,416	1,339
5.887% due 08/20/2066 •	1	1
5.909% due 09/20/2065 •	2,255	2,243
5.977% due 07/20/2063 •	540	538
6.007% due 06/20/2065 ~	6,295	6,251
6.037% due 03/20/2065 •	2,930	2,905
6.087% due 12/20/2064 ~	3,016	2,994
6.087% due 11/20/2065 - 06/20/2066 •	2,263	2,258
6.117% due 08/20/2061 •	1	1
6.167% due 09/20/2063 •	27	27
6.187% due 10/20/2063 •	137	137
6.187% due 09/20/2065 ~	237	235
6.207% due 02/20/2066 •	20	20
6.237% due 05/20/2066 •	2,761	2,746
6.317% due 04/20/2066 •	4,774	4,755
6.337% due 04/20/2066 •	5,338	5,314
6.357% due 07/20/2065 •	180	179
6.387% due 12/20/2066 •	3,824	3,816
6.437% due 01/20/2067 •	4,009	4,001
6.587% due 03/20/2066 •	1,929	1,927
Ginnie Mae, TBA 2.500% due 01/01/2054	120,300	105,253
Tennessee Valley Authority 7.125% due 05/01/2030	10,000	11,682
Uniform Mortgage-Backed Security
2.500% due 03/01/2051 - 10/01/2053	158,300	134,731
3.000% due 01/01/2035 - 02/01/2053	368,573	326,619
3.500% due 03/01/2024 - 07/01/2052	210,240	193,287
4.000% due 05/01/2047 - 01/01/2054	190,912	180,678
4.500% due 08/01/2048 - 05/01/2053	182,094	176,703
5.000% due 06/01/2025 - 12/01/2053	91,536	90,641
5.500% due 01/01/2026 - 02/01/2042	741	761

Total U.S. Government Agencies (Cost $1,346,567)		1,385,962

U.S. TREASURY OBLIGATIONS 11.4%
U.S. Treasury Notes
2.625% due 07/31/2029 (f)	27,000	25,288
2.875% due 04/30/2029	48,000	45,666
4.500% due 11/15/2033	10,000	10,502
4.875% due 10/31/2030	270,000	285,651

Total U.S. Treasury Obligations (Cost $359,223)		367,107

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
225 Liberty Street Trust 3.597% due 02/10/2036	1,200	1,100
AREIT LLC 7.470% due 02/17/2028	2,100	2,102
Ashford Hospitality Trust 6.534% due 06/15/2035 •	1,522	1,501
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	3,801	3,680
BANK
1.805% due 11/15/2053	6,000	5,325
2.933% due 09/15/2062	10,300	9,691
3.183% due 08/15/2061	4,300	3,768
Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,458

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

2.888% due 08/15/2057	4,319	4,064
2.957% due 12/15/2062	6,100	5,732
3.780% due 02/15/2051 ~	891	870
4.232% due 01/15/2052	5,700	5,387
BX Commercial Mortgage Trust
6.206% due 10/15/2036 •	1,080	1,060
6.397% due 12/15/2038	2,500	2,450
BX Trust 6.376% due 10/15/2036 •	3,000	2,936
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	8,300	7,748
Commercial Mortgage Trust
2.240% due 02/10/2037	3,000	2,861
2.873% due 08/15/2057	1,700	1,594
3.091% due 10/10/2049	3,700	3,429
3.432% due 08/10/2048	925	898
3.497% due 05/10/2048	1,500	1,455
3.510% due 09/10/2050	4,200	3,916
3.694% due 08/10/2047	2,200	2,156
3.796% due 08/10/2047	3,250	3,203
3.902% due 07/10/2050	2,200	2,139
4.228% due 05/10/2051	3,800	3,573
Credit Suisse Commercial Mortgage Trust 6.443% due 06/15/2034 •	89	82
Credit Suisse Mortgage Capital Trust 7.076% due 10/15/2037 •	5,300	5,097
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	8,532
3.808% due 11/15/2048	5,600	5,415
DBUBS Mortgage Trust 3.452% due 10/10/2034	6,100	5,602
Extended Stay America Trust 6.556% due 07/15/2038 ~	24,176	23,971
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~	1,700	1,714
GS Mortgage Securities Trust 3.396% due 02/10/2048	2,600	2,541
HPLY Trust 6.475% due 11/15/2036 •	4,211	4,186
Independence Plaza Trust 3.763% due 07/10/2035	3,300	3,154
JP Morgan Chase Commercial Mortgage Securities Trust 6.826% due 12/15/2036 •	6,000	4,638
JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	2,715
3.611% due 05/15/2048	2,000	1,928
3.639% due 11/15/2047	3,000	2,927
3.670% due 09/15/2047	1,370	1,352
3.801% due 08/15/2048	1,252	1,203
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	2,941
2.994% due 12/15/2049	177	171
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	2,000	1,929
Morgan Stanley Capital Trust
2.606% due 08/15/2049	700	676
3.067% due 11/15/2052	6,200	5,833
3.587% due 12/15/2050	700	661
3.809% due 12/15/2048	2,000	1,926
6.645% due 12/15/2038 •	8,300	7,757
MSWF Commercial Mortgage Trust 6.014% due 12/15/2056	4,000	4,317
NYO Commercial Mortgage Trust 6.571% due 11/15/2038 •	18,000	16,657
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~	7,100	6,661
SREIT Trust 6.176% due 10/15/2038 •	3,500	3,433
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	7,069	6,621
2.987% due 12/15/2052	930	874
3.366% due 10/15/2050	2,000	1,933
3.504% due 12/15/2050	6,426	6,222
3.903% due 02/15/2051	2,955	2,875
4.195% due 08/15/2051	1,129	1,103
Waikiki Beach Hotel Trust 6.776% due 12/15/2033 •	10,000	9,835
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,308
2.652% due 08/15/2049	1,600	1,485
2.788% due 07/15/2048	112	110
3.306% due 05/15/2048	69	68
3.311% due 06/15/2052	4,750	4,254
3.461% due 07/15/2058	230	227
3.540% due 05/15/2048	1,500	1,451
4.147% due 06/15/2051	1,218	1,203

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.486% due 02/15/2037 •	6,700	6,632
WSTN Trust 6.297% due 07/05/2037	3,000	3,060

Total Non-Agency Mortgage-Backed Securities (Cost $279,390)		261,376

ASSET-BACKED SECURITIES 14.7%
ACREC Ltd. 6.623% due 10/16/2036 •	4,128	4,040
American Express Credit Account Master Trust
4.800% due 05/15/2030	2,000	2,026
4.870% due 05/15/2028	10,000	10,081
4.950% due 10/15/2027	2,500	2,509
Anchorage Capital CLO Ltd.
6.795% due 07/15/2032 •	15,500	15,481
6.814% due 07/22/2032 •	4,000	3,983
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •	1,743	1,742
Apidos CLO 6.557% due 07/18/2029 •	727	726
Arbor Realty Commercial Real Estate Notes Ltd. 6.826% due 11/15/2036 •	8,900	8,811
AREIT LLC 7.600% due 06/17/2039 •	3,200	3,217
AREIT Trust
6.553% due 11/17/2038 •	3,388	3,361
6.588% due 01/20/2037 •	5,364	5,329
Ares CLO Ltd.
6.525% due 01/15/2029 •	1,658	1,654
6.707% due 04/18/2031 ~	10,200	10,195
6.724% due 04/22/2031 •	6,000	5,988
6.827% due 10/20/2034	4,600	4,590
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	6,000	5,979
5.440% due 02/22/2028	5,000	5,049
5.810% due 12/20/2029	7,900	8,084
6.020% due 02/20/2030	3,500	3,612
BA Credit Card Trust 4.790% due 05/15/2028	12,600	12,654
Bank of America Auto Trust 5.660% due 11/15/2029	3,950	4,047
BDS Ltd.
6.823% due 12/16/2036 •	4,000	3,918
7.492% due 08/19/2038 •	3,300	3,316
Birch Grove CLO Ltd. 6.776% due 06/15/2031 •	995	994
BXMT Ltd. 6.876% due 11/15/2037 •	6,562	6,354
Capital One Multi-Asset Execution Trust 4.420% due 05/15/2028	8,300	8,273
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028	5,400	5,533
Carlyle Global Market Strategies CLO Ltd. 6.699% due 07/27/2031 •	2,806	2,804
Carlyle U.S. CLO Ltd. 6.677% due 04/20/2031 •	4,093	4,094
Carmax Auto Owner Trust 6.000% due 07/17/2028	8,000	8,229
Catamaran CLO Ltd. 6.774% due 04/22/2030 •	9,992	9,991
CBAM Ltd. 6.797% due 10/20/2029 •	2,272	2,273
Cedar Funding CLO Ltd. 6.677% due 01/20/2031 •	2,452	2,449
CIFC Funding Ltd.
6.710% due 04/24/2030 •	2,152	2,148
6.757% due 07/18/2031 •	2,800	2,806
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027	9,600	9,678
CLNC Ltd. 6.720% due 08/20/2035 •	6	6
Cutwater Ltd. 6.875% due 01/15/2029	2,423	2,427
DLLMT LLC
5.340% due 03/22/2027	3,900	3,900
5.350% due 03/20/2031	5,660	5,688
Eaton Vance CLO Ltd. 6.825% due 10/15/2034	8,400	8,383
ECMC Group Student Loan Trust
6.202% due 02/27/2068 •	3,372	3,332
6.252% due 09/25/2068 •	4,480	4,411
6.452% due 01/27/2070 ~	6,246	6,201
6.502% due 05/25/2067 •	2,823	2,798
Elmwood CLO Ltd. 7.054% due 01/17/2034	3,300	3,306

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

Ford Credit Auto Owner Trust 5.280% due 02/15/2036	3,800	3,887
Gallatin CLO Ltd. 6.745% due 07/15/2031 •	3,161	3,156
Generate CLO Ltd. 6.824% due 01/22/2031	2,742	2,743
GM Financial Consumer Automobile Receivables Trust
5.710% due 02/16/2029	5,000	5,173
5.780% due 08/16/2028	2,000	2,052
GM Financial Revolving Receivables Trust 5.770% due 08/11/2036	5,400	5,636
Golub Capital Partners CLO Ltd. 6.697% due 04/20/2031	3,840	3,845
GPMT Ltd.
6.723% due 07/16/2035 •	4,969	4,907
6.821% due 12/15/2036 •	1,500	1,444
Hertz Vehicle Financing LLC
5.570% due 09/25/2029	8,000	8,099
6.150% due 03/25/2030	3,400	3,532
KKR CLO Ltd. 6.597% due 07/18/2030 •	1,335	1,334
LCCM Trust 6.676% due 12/13/2038 •	995	963
LoanCore Issuer Ltd. 6.776% due 11/15/2038 •	6,100	5,971
Lockwood Grove CLO Ltd. 6.810% due 01/25/2030	1,323	1,324
Magnetite Ltd. 6.935% due 10/25/2033	6,400	6,409
MF1 LLC 7.991% due 09/17/2037 •	2,900	2,905
MF1 Ltd.
6.553% due 10/16/2036 •	2,677	2,636
7.176% due 11/15/2035 •	3,988	3,985
MF1 Multifamily Housing Mortgage Loan Trust 6.326% due 07/15/2036 •	4,451	4,433
MMAF Equipment Finance LLC 5.610% due 07/10/2028	8,800	8,860
Mountain View CLO LLC 6.745% due 10/16/2029 •	773	773
Navient Private Education Loan Trust 6.926% due 07/16/2040 •	2,775	2,787
Navient Private Education Refi Loan Trust
6.376% due 01/15/2043 •	721	716
6.476% due 04/15/2069 •	1,773	1,757
Navient Student Loan Trust
6.252% due 07/26/2066 •	2,422	2,417
6.480% due 03/15/2072	1,828	1,858
Neuberger Berman CLO Ltd. 6.575% due 10/15/2029	2,123	2,119
Oaktree CLO Ltd. 6.797% due 10/20/2032 ~	1,500	1,494
OCP CLO Ltd. 6.797% due 07/20/2029 •	2,642	2,644
OSD CLO Ltd. 6.534% due 04/17/2031 •	6,551	6,527
OZLM Funding Ltd. 6.924% due 10/22/2030	1,264	1,266
OZLM Ltd. 6.837% due 07/20/2032 •	5,200	5,185
Palmer Square CLO Ltd.
6.664% due 10/17/2031 •	4,500	4,495
6.963% due 10/20/2033	10,000	10,010
Palmer Square Loan Funding Ltd. 6.477% due 07/20/2029 •	4,558	4,545
Pawneee Equipment Receivables LLC 5.170% due 02/15/2028	2,700	2,694
PFP Ltd.
6.476% due 08/09/2037 •	2,355	2,346
7.636% due 08/19/2035 •	3,000	3,015
Rad CLO Ltd. 6.780% due 07/24/2032 •	2,800	2,798
Ready Capital Mortgage Financing LLC 6.470% due 04/25/2038 •	1,508	1,506
Romark CLO Ltd. 6.704% due 10/23/2030 •	3,260	3,253
Saranac CLO Ltd. 6.781% due 08/13/2031 •	1,903	1,904
SBA Tower Trust 3.869% due 10/15/2049 þ	1,700	1,672
SBNA Auto Lease Trust 6.520% due 04/20/2028	1,000	1,024
SLC Student Loan Trust
5.665% due 05/15/2029 •	885	882
6.481% due 11/25/2042 •	260	260

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

SLM Private Education Loan Trust 10.226% due 10/15/2041 •	3,050	3,211
SLM Student Loan Trust 6.196% due 10/25/2029 •	764	764
SMB Private Education Loan Trust
6.206% due 01/15/2053 •	3,212	3,160
6.320% due 09/15/2054 •	652	644
Starwood Commercial Mortgage Trust 6.673% due 04/18/2038 •	9,982	9,745
Synchrony Card Funding LLC 5.740% due 10/15/2029	5,000	5,132
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035	5,000	5,100
Toyota Lease Owner Trust
5.300% due 08/20/2025	3,270	3,266
5.660% due 11/20/2026	2,000	2,030
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~	5,000	4,899
Venture CLO Ltd.
6.667% due 07/20/2030 •	9,343	9,325
6.697% due 04/20/2029 •	620	621
6.727% due 07/20/2030 •	3,689	3,686
6.812% due 07/30/2032 •	3,000	2,994
Vibrant CLO Ltd. 6.797% due 07/20/2032 •	10,300	10,228
VMC Finance LLC 6.573% due 06/16/2036 •	2,260	2,240
Volkswagen Auto Loan Enhanced Trust 5.020% due 06/20/2028	4,400	4,427
Voya CLO Ltd. 6.614% due 04/17/2030 •	5,422	5,418
Wellfleet CLO Ltd. 6.567% due 04/20/2029 •	1,004	1,005
World Omni Auto Receivables Trust
5.030% due 11/15/2029	900	908
5.150% due 11/15/2028	2,400	2,421

Total Asset-Backed Securities (Cost $469,963)		470,935

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea 1.875% due 02/12/2025	6,400	6,199

Total Sovereign Issues (Cost $6,396)		6,199

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.3%		9,534

U.S. TREASURY BILLS 0.0%
5.457% due 01/25/2024 (a)(b)(f)	286	285

Total Short-Term Instruments (Cost $9,819)		9,819

Total Investments in Securities (Cost $3,306,762)		3,280,069

Total Investments 102.2% (Cost $3,306,762)		$3,280,069
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $(94))		350
Other Assets and Liabilities, net (2.2)%		(72,089)

Net Assets 100.0%		$3,208,330

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$6,600	$5,641	0.17%
Citigroup, Inc.	6.956	03/17/2026	03/10/2022	2,500	2,518	0.08

$9,100	$8,159	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.420%	12/29/2023	01/02/2024	$9,000	U.S. Treasury Notes 3.625% due 03/31/2030	$(9,194)	$9,000	$9,006
FICC	2.600	12/29/2023	01/02/2024	534	U.S. Treasury Notes 4.875% due 11/30/2025	(545)	534	534

Total Repurchase Agreements	$(9,739)	$9,534	$9,540

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2024	179	$36,859	$384	$23	$0
U.S. Treasury 5-Year Note March Futures	03/2024	1,605	174,581	2,907	138	0
U.S. Treasury 10-Year Note March Futures	03/2024	508	57,348	1,232	0	0

$4,523	$161	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	360	$(48,094)	$(4,384)	$191	$0

Total Futures Contracts	$139	$352	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.400%	$7,600	$0	$24	$24	$0	$0

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2023 (Unaudited)

AT&T, Inc.	1.000	Quarterly	06/20/2025	0.535	3,900	(147)	174	27	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.565	900	12	(4)	8	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.608	3,000	46	(17)	29	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.636	900	8	1	9	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750	4,450	(15)	62	47	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	0.440	3,500	(22)	78	56	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.313	1,800	24	11	35	0	0

Total Swap Agreements						$(94)	$329	$235	$1	$(3)

(f)

Securities with an aggregate market value of $9,687 and cash of $14,846 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$473,574	$0	$473,574
Industrials						0	88,557	0	88,557
Utilities						0	80,787	0	80,787
Municipal Bonds & Notes
Alabama						0	1,484	0	1,484
California						0	40,371	0	40,371
Florida						0	1,183	0	1,183
Hawaii						0	13,958	0	13,958
Idaho						0	4,326	0	4,326
Kansas						0	2,306	0	2,306
Michigan						0	2,366	0	2,366
New Jersey						0	4,274	0	4,274
New York						0	32,367	0	32,367
Ohio						0	5,955	0	5,955
South Dakota						0	4,014	0	4,014
Texas						0	6,155	0	6,155
Utah						0	2,292	0	2,292
West Virginia						0	9,687	0	9,687
Wisconsin						0	5,015	0	5,015
U.S. Government Agencies						0	1,385,962	0	1,385,962
U.S. Treasury Obligations						0	367,107	0	367,107
Non-Agency Mortgage-Backed Securities						0	261,376	0	261,376
Asset-Backed Securities						0	470,935	0	470,935
Sovereign Issues						0	6,199	0	6,199
Short-Term Instruments
Repurchase Agreements						0	9,534	0	9,534
U.S. Treasury Bills						0	285	0	285

Total Investments						$0	$3,280,069	$0	$3,280,069

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$353	$0	$353

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$0	$(3)	$0	$(3)

Total Financial Derivative Instruments						$0	$350	$0	$350

Totals						$0	$3,280,419	$0	$3,280,419

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 362.8% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$38	$49

INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.036% due 12/10/2028	695	703

Total Corporate Bonds & Notes (Cost $745)		752

MUNICIPAL BONDS & NOTES 0.3%
TEXAS 0.3%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (d)	7,990	4,062

Total Municipal Bonds & Notes (Cost $5,660)		4,062

U.S. GOVERNMENT AGENCIES 332.8%
Fannie Mae
0.000% due 06/25/2042 - 10/25/2045 •	1,270	904
0.000% due 10/25/2042 ~	330	214
0.000% due 07/25/2044 - 08/25/2055 ~(a)	7,801	437
0.200% due 02/25/2043 •(a)	1,881	13
0.548% due 11/25/2049 •(a)	2,192	322
0.698% due 07/25/2042 - 08/25/2042 •(a)	6,196	618
2.242% due 01/25/2031 ~(a)	6,655	530
2.500% due 02/25/2051 (a)	8,051	1,303
3.000% due 11/01/2042 - 05/01/2058	10,787	9,548
3.000% due 11/25/2043 - 12/25/2048 (a)	8,509	1,124
3.451% due 09/26/2033 •	4	4
3.500% due 04/25/2046 (a)	277	21
3.500% due 06/01/2056 - 01/01/2059	24,975	22,688
3.575% due 02/01/2026	9,000	8,773
3.626% due 01/01/2049 •	1,617	1,610
3.716% due 01/01/2035 •	15	15
3.780% due 02/01/2031 •	3	3
3.837% due 05/01/2030 •	8	7
3.889% due 03/01/2035 •	28	27
4.000% due 09/01/2043 - 10/01/2043	190	185
4.000% due 06/25/2044 (a)	66	6
4.036% due 06/01/2030 •	19	18
4.175% due 02/01/2035 •	13	13
4.201% due 02/01/2027 •	3	3
4.223% due 08/01/2026 •	1	1
4.234% due 11/01/2028 •	12	12
4.247% due 05/01/2035 •	9	8
4.264% due 10/01/2031 •	13	13
4.287% due 02/01/2036 •	13	13
4.317% due 02/01/2034 •	18	18
4.327% due 07/01/2027 •	1	1
4.374% due 02/01/2028	5,999	5,924
4.380% due 08/01/2028 •	13	13
4.395% due 09/01/2030 - 04/01/2032 •	4	4
4.440% due 06/01/2033	2,000	1,996
4.440% due 05/01/2036 •	2	2
4.464% due 05/01/2036 •	60	59
4.475% due 01/01/2030 •	32	31
4.490% due 04/01/2033 (g)	2,000	2,004
4.500% due 06/01/2030 - 04/01/2059	10,330	10,080
4.500% due 11/01/2032 (g)	7,000	7,019
4.507% due 02/01/2028 •	10	9
4.518% due 11/01/2028 •	9	9
4.550% due 05/01/2028	200	202
4.580% due 08/01/2033	1,000	1,009
4.590% due 05/01/2036 •	2	2
4.597% due 05/01/2036 •	1	1
4.630% due 07/01/2033 (g)	3,492	3,535
4.645% due 06/01/2029 •	8	8
4.655% due 05/01/2027 •	1	1

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.700% due 04/01/2033	3,682	3,715
4.709% due 03/01/2035 •	14	14
4.860% due 07/01/2033 (g)	2,500	2,578
4.900% due 10/01/2028	709	725
4.911% due 06/01/2035 •	18	18
4.990% due 03/01/2031	1,496	1,539
5.000% due 11/25/2028 - 11/01/2039	169	167
5.035% due 12/01/2027 •	5	5
5.094% due 01/01/2029 •	3	3
5.110% due 02/01/2031 •	20	20
5.254% due 12/01/2031 •	2	2
5.260% due 05/25/2035 ~	45	45
5.300% due 09/01/2038	1,089	1,150
5.344% due 02/01/2026 •	2	2
5.370% due 06/01/2035 •	60	60
5.481% due 12/01/2048 •	1,299	1,323
5.500% due 12/01/2035 - 11/01/2039	1,099	1,095
5.503% due 12/25/2036 •	728	710
5.522% due 11/01/2035 •	3	3
5.527% due 11/01/2048 •	693	704
5.540% due 02/01/2031 •	13	13
5.570% due 10/01/2028	869	898
5.582% due 06/25/2032 •	1	1
5.602% due 01/01/2026 •	15	15
5.610% due 10/01/2028	883	915
5.612% due 02/01/2030 •	25	25
5.624% due 09/01/2034 •	2	2
5.690% due 07/25/2032 •	53	53
5.692% due 07/25/2037 •	252	246
5.720% due 02/01/2024 •	1	1
5.730% due 10/01/2028	1,122	1,183
5.750% due 12/01/2030 •	15	15
5.789% due 08/01/2035 •	28	28
5.803% due 02/25/2033 •	7	7
5.805% due 06/01/2032 - 07/01/2035 •	21	21
5.817% due 07/01/2035 •	25	25
5.835% due 05/01/2035 •	24	24
5.838% due 11/01/2025 •	6	6
5.852% due 06/25/2029 - 04/25/2032 •	25	25
5.853% due 04/18/2028 ~	3	3
5.853% due 12/18/2032 •	12	12
5.902% due 06/25/2046 •	806	786
5.903% due 10/18/2030 •	8	8
5.915% due 07/01/2034 •	70	70
5.922% due 09/01/2035 •	32	32
5.952% due 06/25/2030 - 11/25/2059 ~	11,153	10,895
5.953% due 09/18/2027 •	2	2
5.956% due 09/01/2035 •	3	3
6.000% due 04/25/2031 - 02/01/2037	196	200
6.030% due 11/01/2035 •	4	4
6.060% due 09/01/2034 •	44	44
6.108% due 09/01/2031 •	4	4
6.125% due 08/01/2029 •	4	4
6.129% due 08/01/2042 - 10/01/2044 •	619	598
6.152% due 07/01/2032 •	12	12
6.152% due 10/25/2037 ~	1,557	1,552
6.200% due 11/01/2026 •	21	21
6.300% due 06/25/2031 ~	47	47
6.300% due 10/17/2038	7	7
6.329% due 10/01/2030 - 09/01/2040 •	74	71
6.352% due 04/25/2032 •	6	6
6.500% due 02/25/2024 - 10/25/2031	311	316
6.500% due 04/25/2038 (a)	116	33
6.639% due 11/01/2035 •	57	56
6.675% due 11/01/2035 •	228	228
6.850% due 12/18/2027	49	49
7.000% due 11/25/2026 - 09/01/2032	27	26
7.293% due 09/01/2035 •	43	44
7.500% due 11/20/2026 - 07/25/2041	117	119
7.575% due 05/01/2036 •	16	16
Farmer Mac 8.850% due 04/25/2030 «~	34	34
Freddie Mac
0.000% due 01/15/2035 - 05/15/2041 •	11,152	10,117
0.000% due 08/15/2036 - 10/15/2041 ~(a)	2,649	157
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	36,852	26,773
0.715% due 12/15/2043 •	1,350	1,254
2.000% due 11/25/2050 (a)	6,119	761
2.500% due 12/15/2027 - 10/15/2052 (a)	50,590	7,804
2.735% due 03/01/2029 •	3	3
3.000% due 08/15/2032 - 08/01/2046	5,494	5,056
3.000% due 02/15/2033 - 09/15/2048 (a)	3,096	280
3.500% due 08/15/2026 - 08/15/2045 (a)	12,213	1,839
3.500% due 09/01/2032	1,326	1,281
4.000% due 06/01/2029 - 12/01/2048	8,190	7,941
4.000% due 01/15/2046 (a)	3,624	565

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.120% due 07/01/2030 •	52	50
4.125% due 03/01/2033 •	15	15
4.293% due 03/01/2033 •	33	34
4.500% due 03/01/2029 - 06/01/2048	5,497	5,489
4.518% due 02/01/2027 •	17	17
4.541% due 08/01/2027 •	2	2
4.578% due 08/15/2032 ~	9	9
4.624% due 03/01/2032 •	3	3
5.000% due 03/01/2024 - 07/01/2041	5,025	5,110
5.098% due 08/15/2040 •	3,002	2,962
5.171% due 07/01/2028 •	49	48
5.245% due 10/15/2040 •	2,862	2,825
5.282% due 06/01/2028 •	1	1
5.361% due 10/01/2036 •	30	30
5.394% due 08/01/2035 •	4	4
5.460% due 12/15/2046 •	472	463
5.500% due 11/01/2030 - 06/01/2041	11,897	12,257
5.526% due 11/01/2029 •	67	67
5.548% due 05/01/2032 •	54	54
5.572% due 07/25/2031 ~	29	29
5.592% due 11/01/2027 •	21	21
5.600% due 10/15/2037 •	662	653
5.642% due 05/01/2032 •	70	69
5.653% due 03/15/2031 •	3	3
5.702% due 05/25/2031 •	74	73
5.703% due 07/15/2034 ~	1	1
5.730% due 12/01/2035 •	214	218
5.732% due 09/25/2031 •	39	39
5.753% due 06/15/2048 - 12/15/2048 •	3,083	3,001
5.803% due 12/15/2029 ~	29	29
5.875% due 10/01/2035 •	23	23
5.877% due 07/01/2030 •	2	2
5.895% due 10/01/2027 •	1	1
5.903% due 03/15/2024 - 12/15/2031 •	14	15
5.942% due 07/01/2027 •	2	2
5.953% due 02/15/2028 •	3	3
5.967% due 07/01/2035 •	93	95
6.000% due 09/15/2026 - 05/01/2040	1,754	1,823
6.002% due 01/25/2050 •	1,553	1,520
6.003% due 03/15/2032 - 03/15/2044 •	976	958
6.011% due 11/01/2034 •	25	25
6.053% due 08/15/2035 •	237	237
6.125% due 08/01/2029 •	1	1
6.155% due 10/01/2027 •	1	1
6.250% due 10/01/2024 •	1	1
6.250% due 12/15/2028	51	51
6.262% due 01/01/2028 •	5	5
6.265% due 05/01/2032 •	5	5
6.348% due 12/01/2032 •	5	5
6.369% due 09/01/2028 •	1	1
6.403% due 04/15/2031 •	203	206
6.453% due 06/15/2031 •	15	15
6.460% due 12/01/2026 •	2	2
6.500% due 01/15/2024 - 10/25/2043	786	815
6.615% due 02/01/2027 •	4	4
6.650% due 12/01/2029 •	6	6
6.653% due 07/15/2027 •	66	66
7.000% due 10/25/2024 - 12/01/2032	13	13
7.500% due 08/15/2029 (a)	1	0
7.500% due 01/15/2030	27	29
7.645% due 05/01/2025	124	125
8.000% due 06/01/2030 - 09/01/2030	1	1
8.500% due 08/01/2024 - 08/01/2027	5	5
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	156	143
0.000% due 06/20/2042 - 12/20/2045 ~(a)	3,869	109
0.000% due 09/20/2045 •	1,736	1,132
1.090% due 03/16/2051 ~(a)	656	1
2.500% due 03/20/2027 - 09/20/2051	40,222	35,261
2.750% due 11/20/2028 - 12/20/2032 •	392	385
3.000% due 12/15/2042 - 11/20/2067	19,826	18,166
3.000% due 06/20/2046 (a)	183	15
3.500% (H15T1Y + 1.500%) due 10/20/2025 ~	2	2
3.500% due 11/15/2041 - 01/20/2052	66,626	62,699
3.500% due 08/20/2042 - 09/20/2046 (a)	6,399	703
3.500% due 02/20/2052 (g)	13,307	12,390
3.625% (H15T1Y + 1.500%) due 01/20/2024 - 09/20/2026 ~	63	61
3.625% due 01/20/2027 - 07/20/2035 •	2,348	2,323
3.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~	62	61
3.875% due 04/20/2027 - 04/20/2033 •	1,203	1,192
4.000% (H15T1Y + 1.500%) due 06/20/2024 - 09/20/2026 ~	11	10
4.000% due 07/20/2027 - 08/20/2030 •	297	293
4.000% due 09/15/2040 - 03/15/2052	22,062	21,594
4.125% due 01/20/2034 •	1,038	1,058
4.500% (H15T1Y + 1.500%) due 05/20/2025 ~	2	2
4.500% due 07/20/2030 - 09/20/2030 •	26	25

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.500% due 06/15/2035 - 01/20/2049	19,546	19,376
5.000% due 05/15/2033 - 12/20/2048	11,197	11,355
5.500% due 09/15/2031 - 07/15/2041	4,828	4,881
6.000% due 09/15/2036 - 12/15/2040	826	848
6.487% due 07/20/2070 - 08/20/2070 •	14,874	14,903
6.500% due 02/15/2024 - 07/15/2039	942	971
6.553% due 01/20/2059 •	76	76
6.578% due 10/20/2058 •	82	82
6.687% due 10/20/2070 •	7,768	7,875
6.838% due 09/20/2071 •	24,035	24,552
7.000% due 09/15/2025 - 09/20/2028	5	5
7.500% due 06/15/2027 - 10/15/2031	19	19
8.000% due 06/15/2024 - 09/15/2031	21	21
8.500% due 06/15/2027 - 01/20/2031	151	152
9.000% due 08/20/2030	2	2
Ginnie Mae, TBA
2.000% due 01/01/2054	78,600	66,567
2.500% due 01/01/2054	65,050	56,914
3.000% due 01/01/2054 - 02/01/2054	227,350	205,942
3.500% due 01/01/2054	13,882	12,930
4.000% due 02/01/2054	35,650	34,074
4.500% due 02/01/2054	40,900	39,957
5.000% due 01/01/2054	32,300	32,078
5.500% due 01/01/2054	3,500	3,526
U.S. Small Business Administration
5.370% due 04/01/2028	460	460
5.490% due 05/01/2028	461	458
5.870% due 05/01/2026 - 07/01/2028	319	316
6.220% due 12/01/2028	69	69
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	304	237
2.000% due 11/01/2026 - 04/01/2036	10,400	9,410
2.500% due 01/01/2032 - 04/01/2052	41,338	35,723
3.000% due 10/01/2026 - 07/01/2052	147,765	132,554
3.000% due 06/01/2042 - 12/01/2051 (g)	91,875	82,106
3.500% due 09/01/2025 - 01/01/2052	41,083	38,595
3.500% due 07/01/2043 - 08/01/2043 (g)	41,600	39,288
4.000% due 12/01/2025 - 12/01/2048	56,937	55,537
4.000% due 06/01/2049 (g)	14,831	14,249
4.500% due 06/01/2024 - 01/01/2049	15,863	15,775
5.000% due 09/01/2025 - 06/01/2053	9,037	9,056
5.500% due 06/01/2024 - 02/01/2042	6,780	6,976
6.000% due 05/01/2024 - 05/01/2041	8,175	8,505
6.500% due 02/01/2026 - 04/01/2043	3,887	4,066
8.000% due 07/01/2030 - 05/01/2032	6	7
Uniform Mortgage-Backed Security, TBA
1.500% due 01/01/2054	14,400	11,219
2.000% due 01/01/2039 - 02/01/2054	589,700	483,718
2.500% due 01/01/2054	30,430	25,892
3.000% due 01/01/2039 - 03/01/2054	760,480	676,478
3.500% due 01/01/2039 - 02/01/2054	143,700	136,142
4.000% due 01/01/2054 - 02/01/2054	361,540	342,208
4.500% due 02/01/2039 - 02/01/2054	493,618	479,467
5.000% due 01/01/2039 - 02/01/2054	652,704	645,950
5.500% due 02/01/2054	168,000	168,761
6.500% due 02/01/2054	312,600	320,330
Vendee Mortgage Trust
5.952% due 01/15/2030 ~	87	88
6.500% due 03/15/2029	128	126

Total U.S. Government Agencies (Cost $4,661,691)		4,655,008

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%
Adjustable Rate Mortgage Trust 4.820% due 09/25/2035 ~	165	143
BAMLL Commercial Mortgage Securities Trust 6.509% due 09/15/2034 •	1,590	1,582
Banc of America Funding Trust
6.052% due 05/20/2035 •	221	192
6.253% due 10/25/2036 þ	426	365
6.337% due 01/25/2037 þ	439	397
Banc of America Mortgage Trust
3.887% due 02/25/2036 ~	81	73
5.043% due 06/20/2031 «~	30	29
5.267% due 07/25/2034 «~	1	1
5.750% due 07/20/2032 «~	1	0
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	1	1
4.815% due 11/25/2030 ~	1	1
5.222% due 01/25/2034 «~	2	2
5.500% due 08/25/2033 «~	63	58
6.055% due 08/25/2033 ~	63	60
Bear Stearns ALT-A Trust
4.196% due 11/25/2036 ~	162	73
4.228% due 11/25/2036 ~	306	169
4.488% due 05/25/2035 ~	121	115

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.492% due 11/25/2036 ~	415	216
Bear Stearns Structured Products, Inc. Trust 3.993% due 12/26/2046 ~	571	432
BellaVista Mortgage Trust 5.970% due 05/20/2045 •	110	71
Chase Mortgage Finance Trust
4.153% due 09/25/2036 «~	17	15
6.000% due 07/25/2037	1,504	704
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.426% due 01/25/2035 «~	147	129
5.650% due 05/25/2036 •	61	54
5.720% due 08/25/2035 •	80	75
Citigroup Mortgage Loan Trust
5.322% due 08/25/2035 ~	67	55
6.980% due 05/25/2035 •	1	1
7.198% due 09/25/2035 •	81	81
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	376	328
Countrywide Alternative Loan Resecuritization Trust 4.080% due 08/25/2037 ~	81	39
Countrywide Alternative Loan Trust
5.672% due 07/20/2046 •	255	204
5.680% due 05/25/2035 •	414	372
5.690% due 05/25/2035 •	57	52
5.720% due 05/25/2035 «•	112	80
5.750% due 12/25/2035 •	147	130
5.752% due 09/20/2046 •	5,568	4,068
5.850% due 09/25/2046 •	2,203	1,870
5.870% due 05/25/2036 •	29	25
5.970% due 09/25/2046 •	3,686	2,777
5.970% due 10/25/2046 «~	328	234
5.990% due 07/25/2046 •	1,570	1,021
6.112% due 12/20/2035 •	430	387
6.150% due 10/25/2046 •	1,462	1,051
6.250% due 11/25/2036	572	433
Countrywide Home Loan Mortgage Pass-Through Trust
4.125% due 07/19/2031 «~	3	3
4.418% due 11/25/2037 ~	316	290
4.430% due 09/25/2047 ~	236	207
4.703% due 02/20/2036 «~	1	7
5.363% due 09/25/2034 «~	119	102
5.393% due 06/19/2031 «~	3	3
5.930% due 05/25/2035 •	432	346
6.010% due 02/25/2035 •	52	47
6.050% due 04/25/2035 •	229	210
6.050% due 04/25/2035 «~	15	13
6.110% due 03/25/2035 •	31	27
6.130% due 02/25/2035 •	250	228
6.150% due 02/25/2035 •	6	5
6.150% due 03/25/2036 «•	8	2
6.170% due 02/25/2036 «•	6	2
Credit Suisse First Boston Mortgage Securities Corp. 4.631% due 06/25/2033 «~	4	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.079% due 04/25/2037 ~þ	1,771	494
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	1,120	924
4.046% due 03/25/2060 ~	3,706	3,769
4.699% due 05/27/2053 ~	4,443	3,640
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.570% due 10/25/2036 «•	6	5
Fannie Mae 1.500% due 02/25/2036 (a)	43,345	2,515
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031 «	4	4
Freddie Mac 4.660% due 01/25/2031	6,100	6,093
GreenPoint Mortgage Funding Trust
5.670% due 12/25/2046 •	1,265	1,175
6.010% due 04/25/2036 •	431	411
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.725% due 10/25/2033 «~	7	7
GS Mortgage Securities Corp. Trust 6.559% due 07/15/2031 •	2,000	1,668
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~	15,871	13,590
GSR Mortgage Loan Trust
3.967% due 04/25/2036 ~	121	81
4.240% due 06/25/2034 ~	9	9
5.990% due 08/25/2046 •	2,056	529
HarborView Mortgage Loan Trust
3.325% due 11/19/2034 «~	20	15
4.725% due 08/19/2036 «~	20	19
5.302% due 08/19/2034 ~	538	499
5.730% due 03/19/2037 •	205	182
5.910% due 05/19/2046 •	510	153

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

HomeBanc Mortgage Trust 6.330% due 08/25/2029 •	74	71
Impac Secured Assets Trust 5.770% due 11/25/2036 •	18	18
IndyMac Adjustable Rate Mortgage Trust 5.545% due 01/25/2032 «~	1	1
IndyMac INDB Mortgage Loan Trust 6.070% due 11/25/2035 •	86	52
IndyMac INDX Mortgage Loan Trust
3.265% due 01/25/2036 ~	204	186
3.646% due 01/25/2036 ~	1	0
3.674% due 08/25/2035 ~	420	311
3.904% due 08/25/2036 ~	6,920	5,967
4.699% due 12/25/2034 ~	3	2
5.770% due 06/25/2037 •	290	106
5.890% due 05/25/2046 •	500	439
5.950% due 04/25/2035 ~	42	35
5.950% due 07/25/2035 •	377	343
6.110% due 02/25/2035 ~	71	63
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	4,270	3,661
3.000% due 04/25/2052 ~	5,963	5,121
3.000% due 05/25/2052 ~	6,927	5,940
5.109% due 10/25/2035 ~	468	428
6.370% due 12/25/2049 ~	1,812	1,745
6.420% due 08/25/2049 •	920	908
Lehman XS Trust 6.110% due 11/25/2046 ~	1,568	1,203
Luminent Mortgage Trust 5.830% due 12/25/2036 •	327	298
MASTR Adjustable Rate Mortgages Trust
5.950% due 05/25/2037 •	348	147
6.070% due 05/25/2047 «~	13	12
6.150% due 05/25/2047 ~	3,350	2,643
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	68	49
MASTR Seasoned Securitization Trust 4.844% due 10/25/2032 «~	49	43
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.176% due 11/15/2031 •	73	69
6.356% due 11/15/2031 «•	9	8
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.916% due 12/15/2030 •	101	95
5.956% due 06/15/2030 •	77	74
Merrill Lynch Alternative Note Asset Trust 6.070% due 03/25/2037 •	875	217
Merrill Lynch Mortgage Investors Trust
4.326% due 04/25/2035 «~	3	3
6.581% due 10/25/2028 «•	6	6
6.762% due 01/25/2029 ~	726	654
Morgan Stanley Capital Trust 6.559% due 07/15/2035 •	2,500	2,480
Morgan Stanley Mortgage Loan Trust
4.981% due 07/25/2035 ~	328	271
5.980% due 02/25/2047 •	788	316
Mortgage Equity Conversion Asset Trust
5.290% due 02/25/2042 •	997	975
5.330% due 01/25/2042 •	7,621	7,465
5.340% due 05/25/2042 •	4,159	3,985
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	5,883	5,562
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	104	101
OBX Trust 3.000% due 01/25/2052 ~	2,826	2,423
Prime Mortgage Trust 5.870% due 02/25/2034 •	8	7
Residential Accredit Loans, Inc. Trust
4.261% due 08/25/2035 ~	424	167
6.010% due 05/25/2046 •	358	280
Residential Funding Mortgage Securities, Inc. Trust 5.091% due 09/25/2035 ~	620	414
Sequoia Mortgage Trust
3.701% due 01/20/2047 ~	270	176
6.110% due 04/19/2027 •	6	6
6.170% due 10/19/2026 «~	5	4
6.232% due 10/20/2027 «•	69	65
Structured Adjustable Rate Mortgage Loan Trust
4.021% due 11/25/2035 ~	207	183
4.351% due 01/25/2035 ~	118	117
4.562% due 07/25/2035 ~	18	15
4.672% due 08/25/2035 ~	5	4
6.168% due 07/25/2034 ~	12	12
6.205% due 06/25/2034 •	193	177
7.299% due 10/25/2037 •	783	682

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Structured Asset Mortgage Investments Trust
5.730% due 03/25/2037 •	68	23
5.850% due 06/25/2036 •	58	56
5.890% due 05/25/2036 •	383	258
5.930% due 05/25/2045 ~	490	439
5.970% due 07/19/2035 •	566	521
6.070% due 08/25/2036 •	2,058	1,451
6.130% due 09/19/2032 •	208	200
6.130% due 10/19/2034 ~	40	37
6.170% due 03/19/2034 •	182	169
6.750% due 05/02/2030 «~	49	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.323% due 06/25/2033 «~	1	1
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	886	227
6.470% due 09/25/2036 þ	9,085	247
6.515% due 07/25/2037 þ	1,439	556
Thornburg Mortgage Securities Trust 5.015% due 06/25/2043 «~	129	118
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	6,881	6,470
WaMu Mortgage Pass-Through Certificates Trust
3.325% due 04/25/2037 ~	490	427
4.272% due 12/25/2036 ~	476	415
4.379% due 03/25/2034 ~	2	2
4.923% due 12/25/2035 ~	92	83
5.584% due 08/25/2033 «~	102	95
5.662% due 09/25/2033 ~	49	45
5.852% due 11/25/2046 •	123	104
5.990% due 11/25/2045 •	423	385
6.012% due 02/25/2046 •	447	392
6.050% due 10/25/2045 •	29	28
6.110% due 01/25/2045 •	90	85
6.110% due 07/25/2045 •	15	15
6.130% due 01/25/2045 •	280	271
6.212% due 11/25/2042 •	15	14
6.262% due 01/25/2047 •	533	472
6.412% due 06/25/2042 •	73	67
6.412% due 08/25/2042 •	172	162
6.470% due 07/25/2044 «•	45	41
6.520% due 12/25/2045 ~	722	601
Washington Mutual Mortgage Pass-Through Certificates Trust
5.961% due 11/25/2030 «~	29	28
6.768% due 07/25/2036 þ	2,180	543
Wells Fargo Mortgage-Backed Securities Trust 5.737% due 07/25/2034 «~	6	6

Total Non-Agency Mortgage-Backed Securities (Cost $144,538)		127,302

ASSET-BACKED SECURITIES 19.9%
ABFC Trust
6.170% due 06/25/2034 ~	112	110
6.490% due 03/25/2032 «~	145	138
ABFS Mortgage Loan Trust 3.485% due 07/15/2033 þ	533	393
ACE Securities Corp. Home Equity Loan Trust
5.590% due 10/25/2036 •	129	48
6.130% due 11/25/2035 •	250	254
6.520% due 07/25/2034 «~	151	140
AFC Home Equity Loan Trust 6.280% due 06/25/2029 •	128	74
AGL CLO Ltd. 6.877% due 07/20/2034	3,900	3,899
Allegro CLO Ltd. 6.820% due 10/16/2031 ~	3,300	3,303
Amortizing Residential Collateral Trust 6.170% due 10/25/2031 •	76	74
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.410% due 06/25/2029 •	155	149
Anchorage Capital CLO Ltd.
6.705% due 07/15/2030 •	2,740	2,739
6.814% due 07/22/2032 •	3,800	3,784
Apidos CLO
6.594% due 07/17/2030 •	7,695	7,682
6.755% due 07/16/2031	4,370	4,372
Ares CLO Ltd.
6.724% due 04/22/2031 •	3,800	3,793
6.825% due 10/15/2030	3,020	3,022
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.205% due 10/25/2035 ~	2,186	2,131
Asset-Backed Securities Corp. Home Equity Loan Trust
5.550% due 05/25/2037 •	1	1
5.996% due 06/15/2031 •	183	168
Atlas Senior Loan Fund Ltd. 6.840% due 10/24/2031	3,977	3,974

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Bain Capital Credit CLO Ltd. 6.788% due 04/19/2034	2,170	2,169
Bayview Financial Acquisition Trust 5.996% due 05/28/2037 •	670	589
Bear Stearns Asset-Backed Securities Trust
5.236% due 06/25/2043 «~	8	7
6.168% due 02/25/2034 •	362	354
6.270% due 09/25/2046 •	501	476
6.670% due 10/25/2032 «•	7	6
6.970% due 11/25/2042 «•	150	145
Betony CLO Ltd. 6.732% due 04/30/2031	1,877	1,878
BlueMountain CLO Ltd. 6.854% due 10/22/2030 •	2,762	2,764
Carlyle Global Market Strategies CLO Ltd.
6.634% due 04/17/2031 •	761	761
6.795% due 07/15/2031	2,450	2,447
Carlyle U.S. CLO Ltd. 6.677% due 04/20/2031 •	3,729	3,730
CBAM Ltd. 6.927% due 07/20/2030 •	3,171	3,171
Cedar Funding CLO Ltd. 6.677% due 01/20/2031 •	1,886	1,884
Centex Home Equity Loan Trust
5.770% due 01/25/2032 «•	50	48
6.320% due 01/25/2032 «•	160	158
Chase Funding Trust
6.070% due 07/25/2033 «•	21	20
6.110% due 08/25/2032 •	361	347
6.130% due 11/25/2032 «•	63	60
CIFC Funding Ltd.
6.610% due 10/24/2030 •	5,822	5,817
6.627% due 04/20/2030 •	896	896
6.710% due 04/24/2030 •	1,754	1,750
6.717% due 04/20/2031	986	986
6.874% due 10/22/2031	3,650	3,655
CIT Group Home Equity Loan Trust 6.171% due 12/25/2031 «•	35	34
Citigroup Global Markets Mortgage Securities, Inc. 6.370% due 01/25/2032 «•	122	127
Citigroup Mortgage Loan Trust 5.530% due 07/25/2045 •	137	94
Countrywide Asset-Backed Certificates Trust
5.610% due 07/25/2037 •	819	745
5.670% due 09/25/2037 •	439	390
6.370% due 10/25/2047 •	759	685
6.470% due 09/25/2032 •	888	878
Credit Suisse First Boston Mortgage Securities Corp. 4.453% due 08/25/2032 •	99	94
Credit-Based Asset Servicing & Securitization Trust 3.311% due 01/25/2037 •	253	80
Cutwater Ltd. 6.875% due 01/15/2029	2,281	2,284
Delta Funding Home Equity Loan Trust 6.296% due 09/15/2029 «•	7	7
Dryden CLO Ltd. 6.627% due 04/18/2031 •	3,583	3,577
Dryden Senior Loan Fund 6.625% due 04/15/2031 ~	5,073	5,068
Eaton Vance CLO Ltd. 6.825% due 10/15/2034	3,200	3,193
Ellington Loan Acquisition Trust
6.520% due 05/25/2037 ~	886	861
6.570% due 05/25/2037 •	400	385
Elmwood CLO Ltd.
7.044% due 12/11/2033	4,100	4,098
7.054% due 01/17/2034	2,100	2,104
EMC Mortgage Loan Trust 6.210% due 05/25/2040 •	123	121
Encore Credit Receivables Trust 6.160% due 07/25/2035 •	2,357	2,266
EquiFirst Mortgage Loan Trust 5.950% due 01/25/2034 «•	65	61
FIRSTPLUS Home Loan Owner Trust 7.670% due 05/10/2024 «þ	352	0
Fremont Home Loan Trust 5.950% due 08/25/2036 ~	5,979	1,924
Galaxy CLO Ltd. 6.625% due 10/15/2030 •	6,875	6,868
Gallatin CLO Ltd. 6.745% due 07/15/2031 •	4,076	4,069
GE-WMC Mortgage Securities Trust 5.550% due 08/25/2036 «•	34	14
GMACM Home Equity Loan Trust 5.950% due 01/25/2029 «•	15	12

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Goldentree Loan Management U.S. CLO Ltd. 7.027% due 01/20/2034	2,000	2,000
Golub Capital Partners CLO Ltd. 6.697% due 04/20/2031	937	938
GSAMP Trust
2.520% due 10/25/2036 •	7,480	56
5.610% due 12/25/2036 •	925	486
6.270% due 02/25/2033 «•	57	54
Halseypoint CLO Ltd.
7.027% due 01/20/2033	1,300	1,299
7.102% due 11/30/2032 •	4,450	4,452
Home Equity Mortgage Loan Asset-Backed Trust 5.690% due 04/25/2037 •	608	461
ICG U.S. CLO Ltd. 6.800% due 01/24/2032	1,000	999
IMC Home Equity Loan Trust 7.520% due 08/20/2028 «	1	1
JP Morgan Mortgage Acquisition Trust
5.630% due 08/25/2036 «•	35	15
5.730% due 03/25/2037 •	105	102
KKR CLO Ltd.
6.597% due 07/18/2030 •	2,248	2,246
6.655% due 04/15/2031	951	950
LCM LP 6.528% due 07/19/2027 •	539	539
LCM Ltd. 6.757% due 04/20/2031 •	5,800	5,784
Lockwood Grove CLO Ltd. 6.810% due 01/25/2030	5,733	5,739
Long Beach Mortgage Loan Trust
6.030% due 10/25/2034 •	62	59
6.520% due 10/25/2034 «•	33	32
6.895% due 03/25/2032 «•	178	176
Madison Park Funding Ltd. 6.619% due 07/27/2031 •	1,456	1,455
Magnetite Ltd.
6.840% due 01/25/2032	1,000	1,002
6.935% due 10/25/2033	4,000	4,005
MASTR Asset-Backed Securities Trust 6.220% due 12/25/2034 •	423	415
Merrill Lynch Mortgage Investors Trust
5.590% due 10/25/2037 •	972	151
5.630% due 09/25/2037 •	125	25
6.190% due 06/25/2035 «•	99	97
MF1 LLC 7.506% due 06/19/2037 •	3,000	2,997
MF1 Ltd. 6.553% due 10/16/2036 •	5,255	5,175
MidOcean Credit CLO
6.679% due 02/20/2031 ~	5,015	5,008
6.682% due 01/29/2030 •	1,247	1,247
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	484	236
6.000% due 02/25/2037 ~	674	379
6.190% due 04/25/2037 •	205	57
Mountain View CLO LLC
6.695% due 01/16/2031 •	433	433
6.745% due 10/16/2029 •	2,395	2,396
Mountain View CLO Ltd. 6.775% due 07/15/2031 ~	3,335	3,337
Nassau Ltd.
6.805% due 10/15/2029 •	1,334	1,334
6.905% due 01/15/2030	1,399	1,400
Neuberger Berman CLO Ltd. 6.717% due 04/20/2031 •	1,300	1,299
Neuberger Berman Loan Advisers CLO Ltd. 6.957% due 10/24/2032	2,700	2,699
Newark BSL CLO Ltd.
6.610% due 07/25/2030 •	6,146	6,135
6.749% due 12/21/2029 ~	1,387	1,385
NovaStar Mortgage Funding Trust 5.600% due 03/25/2037 ~	1,518	947
OCP CLO Ltd. 6.615% due 07/15/2030	2,912	2,911
Option One Mortgage Loan Trust
5.610% due 01/25/2037 •	491	278
6.250% due 02/25/2035 ~	1,583	1,488
Option One Mortgage Loan Trust Asset-Backed Certificates 6.160% due 11/25/2035 •	219	207
OZLM Ltd. 6.927% due 07/20/2030 •	2,456	2,459
Palmer Square CLO Ltd.
6.755% due 07/16/2031 •	2,685	2,690
6.963% due 10/20/2033	4,600	4,605
Palmer Square Loan Funding Ltd. 6.477% due 07/20/2029 •	1,877	1,872

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

PRET LLC 3.721% due 07/25/2051 þ	6,516	6,316
Rad CLO Ltd. 6.964% due 01/25/2033	2,500	2,488
Renaissance Home Equity Loan Trust
4.156% due 08/25/2033 •	178	162
6.190% due 11/25/2034 ~	124	111
6.230% due 12/25/2032 «•	16	15
6.670% due 08/25/2032 •	261	249
Residential Asset Mortgage Products Trust
6.070% due 03/25/2036 •	51	50
6.415% due 09/25/2035 •	1,829	1,751
Residential Asset Securities Corp. Trust 6.050% due 06/25/2033 •	40	36
Romark CLO Ltd. 6.704% due 10/23/2030 •	27,466	27,408
SACO Trust 5.990% due 06/25/2036 ~	23	23
Securitized Asset-Backed Receivables LLC Trust 5.590% due 12/25/2036 •	2,086	476
Signal Peak CLO Ltd. 6.750% due 04/25/2031 •	851	852
Silver Rock CLO Ltd. 7.138% due 10/20/2033	1,820	1,815
SLM Student Loan Trust 6.813% due 12/15/2033 •	1,426	1,406
Sound Point CLO Ltd. 6.574% due 01/23/2029 •	910	911
Soundview Home Loan Trust 5.590% due 11/25/2036 •	60	18
Stratus CLO Ltd. 6.577% due 12/28/2029 •	3,076	3,060
Structured Asset Investment Loan Trust
6.400% due 06/25/2035 •	9,978	9,452
6.745% due 12/25/2034 •	976	941
Structured Asset Securities Corp. Trust 6.160% due 09/25/2035 •	449	421
Symphony CLO Ltd.
6.535% due 04/15/2028 •	134	134
6.874% due 01/23/2032	1,000	998
7.002% due 04/25/2034	4,200	4,205
TIAA CLO Ltd. 6.805% due 01/16/2031 •	424	425
Tralee CLO Ltd. 6.997% due 07/20/2029 •	2,489	2,493
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ~	125	113
Venture CLO Ltd.
6.535% due 04/15/2027 •	2,790	2,790
6.678% due 08/28/2029 •	2,065	2,066
6.807% due 04/20/2032 •	4,900	4,886
Wellfleet CLO Ltd.
6.567% due 04/20/2029 •	331	331
6.567% due 07/20/2029 •	505	505
6.587% due 04/20/2028 •	5	5

Total Asset-Backed Securities (Cost $290,740)		277,829

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (f) 0.4%		5,636

U.S. TREASURY BILLS 0.2%
5.344% due 02/29/2024 - 03/28/2024 (c)(d)(j)	3,510	3,479

Total Short-Term Instruments (Cost $9,115)		9,115

Total Investments in Securities (Cost $5,112,489)		5,074,068

	SHARES
INVESTMENTS IN AFFILIATES 12.7%
SHORT-TERM INSTRUMENTS 12.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.7%
PIMCO Short-Term Floating NAV Portfolio III	18,292,859	177,935

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $177,897)	177,935

Total Investments in Affiliates (Cost $177,897)	177,935

Total Investments 375.5% (Cost $5,290,386)	$5,252,003
Financial Derivative Instruments (h)(i) 0.4%(Cost or Premiums, net $7,162)	4,925
Other Assets and Liabilities, net (275.9)%	(3,858,117)

Net Assets 100.0%	$1,398,811

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$5,636		U.S. Treasury Notes 0.375% due 11/30/2025		$(5,749)	$5,636	$5,637

Total Repurchase Agreements								$(5,749)	$5,636	$5,637

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)		Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

SAL				5.520%		12/13/2023	01/16/2024	$(153,877)		$(154,349)

Total Reverse Repurchase Agreements										$(154,349)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (27.5)%
Ginnie Mae, TBA						2.500%	01/01/2054	$39,000	$(34,143)	$(34,122)
Uniform Mortgage-Backed Security, TBA						2.000	01/01/2054	260,900	(213,490)	(213,286)
Uniform Mortgage-Backed Security, TBA						4.000	02/01/2039	22,900	(22,435)	(22,478)
Uniform Mortgage-Backed Security, TBA						4.500	02/01/2054	3,500	(3,331)	(3,395)
Uniform Mortgage-Backed Security, TBA						6.000	02/01/2054	110,200	(111,693)	(111,900)

Total Short Sales (27.5)%									$(385,092)	$(385,181)

(g)								Securities with an aggregate market value of $162,328 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(76,255) at a weighted average interest rate of 5.416%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures				03/2024	3,577	$389,083		$8,543	$307	$(321)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	173	$(40,933)	$250		$1	$(2)
3-Month SOFR Active Contract March Futures				06/2024	173	(41,094)	298		3	(5)
U.S. Treasury 10-Year Note March Futures				03/2024	6,617	(746,997)	(21,123)		1,086	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2024	7,702	(908,956)	(37,940)		2,587	0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2024	51	(6,813)	(551)		53	0

							$(59,066)		$3,730	$(7)

Total Futures Contracts							$(50,523)		$4,037	$(328)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/21/2025	$24,200	$44	$394	$438	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	23,500	(21)	478	457	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/10/2030	30,900	154	(430)	(276)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	05/08/2030	22,910	175	(351)	(176)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	39,200	547	1,030	1,577	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	33,900	(193)	1,388	1,195	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	32,200	(134)	1,304	1,170	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	13,400	(54)	549	495	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	41,400	(208)	1,764	1,556	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	66,000	323	(2,927)	(2,604)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	37,700	(266)	1,406	1,140	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	43,000	(288)	2,036	1,748	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	12,500	(83)	601	518	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	20,500	829	(912)	(83)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	3,628	3,628	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	11,000	99	363	462	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	16,400	0	319	319	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	5,300	40	10	50	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033	14,600	54	180	234	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033	8,800	94	158	252	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	53,100	3,273	(2,826)	447	250	0

Total Swap Agreements						$4,385	$8,162	$12,547	$310	$(4)

Cash of $47,116 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty		Description		Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA		Put - OTC 1-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	5.000%	05/28/2024	64,300	$77	$23

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/24/2024	2,200	7	0
BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.103	03/06/2024	4,600	24	27
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	02/21/2024	77,000	78	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	02/21/2024	183,400	144	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	03/08/2024	13,800	290	113
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	03/08/2024	13,800	290	81
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	01/31/2024	157,000	210	215
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	152,000	344	794
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.875	01/03/2024	1,200	32	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.625	01/03/2024	1,200	32	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.040	01/11/2024	16,900	161	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.250	11/29/2024	23,500	561	244
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/28/2025	66,600	386	183
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	04/26/2024	157,000	84	9
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	136,000	264	710
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/18/2024	97,500	102	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	08/19/2024	68,400	138	19
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.300	03/13/2025	34,500	62	16
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.705	01/08/2024	47,300	211	734
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.118	03/06/2024	6,600	35	41
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	02/02/2024	272,000	216	362
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/14/2024	63,300	33	5
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/21/2025	107,000	118	33
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.118	03/06/2024	6,600	34	41
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.513	04/05/2024	14,000	301	31
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	04/05/2024	14,000	301	415
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/11/2024	13,800	289	48
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/11/2024	13,800	289	319
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.732	04/24/2024	10,500	232	48
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.232	04/24/2024	10,500	232	223
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.433	02/27/2024	12,100	90	6
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/07/2024	42,900	34	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/10/2024	81,000	53	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.979	02/01/2024	2,300	2	0

							$5,756	$4,755

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

SAL	Call - OTC Fannie Mae 6.000% due 03/01/2054		$103.328	03/06/2024		20,000	$3	$28
	Call - OTC Fannie Mae 6.500% due 03/01/2054		103.094	03/06/2024		28,500	20	85
	Call - OTC Fannie Mae 6.500% due 03/01/2054		103.156	03/06/2024		28,500	22	80

							$45	$193

Total Purchased Options							$5,801	$4,948

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600%	02/01/2024	152,000	$(167)	$(202)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	136,000	(126)	(180)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	03/18/2024	97,500	(48)	(1)

$(341)	$(383)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$97.891	01/09/2024	82,000	$(320)	$(928)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	98.125	02/06/2024	36,500	(148)	(164)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.094	02/06/2024	55,000	(219)	(445)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	99.227	02/06/2024	37,000	(202)	(23)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.227	02/06/2024	37,000	(139)	(268)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.406	01/09/2024	37,000	(168)	(263)
SAL	Call - OTC Fannie Mae 5.500% due 03/01/2054	102.234	03/06/2024	20,000	(27)	(34)
Call - OTC Fannie Mae 6.000% due 03/01/2054	102.188	03/06/2024	28,500	(54)	(120)
Call - OTC Fannie Mae 6.000% due 03/01/2054	102.266	03/06/2024	28,500	(53)	(112)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	71,500	(394)	(318)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	71,500	(372)	(389)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.469	01/09/2024	53,000	(244)	(353)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.906	01/09/2024	34,500	(89)	(25)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.813	02/06/2024	58,000	(154)	(110)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	100.813	02/06/2024	58,000	(97)	(103)

$(2,680)	$(3,655)

Total Written Options	$(3,021)	$(4,038)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

Total Swap Agreements	$(3)	$3	$0	$0

(j)

Securities with an aggregate market value of $3,479 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$49	$0	$49
Industrials	0	703	0	703
Municipal Bonds & Notes
Texas	0	4,062	0	4,062
U.S. Government Agencies	0	4,654,974	34	4,655,008
Non-Agency Mortgage-Backed Securities	0	126,118	1,184	127,302
Asset-Backed Securities	0	276,462	1,367	277,829
Short-Term Instruments
Repurchase Agreements	0	5,636	0	5,636
U.S. Treasury Bills	0	3,479	0	3,479

	$0	$5,071,483	$2,585	$5,074,068
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$177,935	$0	$0	$177,935

Total Investments	$177,935	$5,071,483	$2,585	$5,252,003

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(385,181)	$0	$(385,181)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,347	0	4,347
Over the counter	0	4,948	0	4,948

	$0	$9,295	$0	$9,295
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(332)	0	(332)
Over the counter	0	(4,038)	0	(4,038)

	$0	$(4,370)	$0	$(4,370)

Total Financial Derivative Instruments	$0	$4,925	$0	$4,925

Totals	$177,935	$4,691,227	$2,585	$4,871,747

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Municipal Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.9% ¤
MUNICIPAL BONDS & NOTES 94.4%
ARIZONA 3.1%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2049	$1,250	$1,338
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2050	2,000	2,225

		3,563

ARKANSAS 1.3%
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 4.250% due 03/01/2048	1,500	1,502

CALIFORNIA 10.6%
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	500	540
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.000% due 12/01/2053	445	462
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,270	1,412
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	920	868
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	1,250	1,237
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,075
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,900	1,932
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	2,300	2,483
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2045	1,000	1,079
Sonoma County, California Revenue Bonds, Series 2010 6.000% due 12/01/2029	110	115
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	1,000	1,008

		12,211

CONNECTICUT 2.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	2,970

FLORIDA 4.0%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,061
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,513
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	958
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,045

		4,577

GEORGIA 3.1%
Georgia State General Obligation Bonds, Series 2018 5.000% due 07/01/2032	2,000	2,228
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2059	1,000	1,017
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	300	336

		3,581

HAWAII 1.3%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,542

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2023 (Unaudited)

ILLINOIS 4.2%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055	1,000	1,042
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	771	839
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,000	1,095
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	1,000	972
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 4.000% due 01/01/2038	905	922

		4,870

INDIANA 0.8%
Indiana Finance Authority Health System Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,000	960

LOUISIANA 0.7%
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2040	685	771

MARYLAND 1.5%
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2034	1,600	1,787

MASSACHUSETTS 0.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,000	1,036

MICHIGAN 4.9%
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	1,250	1,414
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2028	1,500	1,629
5.000% due 12/01/2031	2,385	2,676

		5,719

MINNESOTA 2.3%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,625

NEVADA 3.9%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	2,000	2,008
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	1,000	1,095
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (a)	980	578
0.000% due 06/01/2036 (a)	1,520	801

		4,482

NEW JERSEY 3.7%
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	1,000	1,106
New Jersey Economic Development Authority Revenue Bonds, Series 2017 5.000% due 06/15/2034	1,000	1,083
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	1,015
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	1,000	1,021

		4,225

NEW YORK 8.5%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 08/01/2042	3,100	3,320
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	300	343
5.250% due 06/15/2053	400	454
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	620
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	1,000	1,085
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 03/15/2042	2,000	2,287
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (b)	695	678

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2023 (Unaudited)

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.000% due 06/30/2049	1,000	1,046

		9,833

OREGON 0.9%
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	1,000	1,094

PENNSYLVANIA 13.5%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,511
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2037	1,000	1,039
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2056	1,000	921
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	1,875	1,939
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.250% due 06/30/2053	1,000	1,049
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	3,019
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	550	580
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2040	1,000	1,048
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	3,452

		15,558

TENNESSEE 1.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,111

TEXAS 15.5%
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2038	150	167
Houston, Texas Combined Utility System Revenue Bonds, Series 2018 5.000% due 11/15/2043	3,000	3,225
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2041	2,000	2,290
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	1,000	1,047
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,553
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,500	2,649
Odem-Edroy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2048	1,115	1,235
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,106
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2023 5.500% due 02/01/2050	1,000	1,151
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,021
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	800	876
5.000% due 10/15/2058	500	554

		17,874

UTAH 1.2%
City of Salt Lake, Utah Revenue Bonds, Series 2023 5.250% due 07/01/2037	1,200	1,373

WASHINGTON 3.6%
Port of Seattle, Washington Revenue Bonds, Series 2021 4.000% due 08/01/2041	1,000	991
Washington State General Obligation Bonds, Series 2018 5.000% due 02/01/2042	3,000	3,204

		4,195

WISCONSIN 1.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,470

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $108,183)		108,929

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (c) 0.5%		594

Total Short-Term Instruments (Cost $594)		594

Total Investments in Securities (Cost $108,777)		109,523

	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III	434,272	4,224

Total Short-Term Instruments (Cost $4,223)		4,224

Total Investments in Affiliates (Cost $4,223)		4,224

Total Investments 98.6% (Cost $113,000)		$113,747
Other Assets and Liabilities, net 1.4%		1,626

Net Assets 100.0%		$115,373

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	(a)						Zero coupon security.
	(b)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%			11/01/2054	11/18/2021	$775	$678	0.59%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$594	U.S. Treasury Notes 4.875% due 11/30/2025	$(606)	$594	$594

Total Repurchase Agreements						$(606)	$594	$594

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$3,563	$0	$3,563
	Arkansas			0	1,502	0	1,502
	California			0	12,211	0	12,211
	Connecticut			0	2,970	0	2,970
	Florida			0	4,577	0	4,577
	Georgia			0	3,581	0	3,581
	Hawaii			0	1,542	0	1,542
	Illinois			0	4,870	0	4,870
	Indiana			0	960	0	960
	Louisiana			0	771	0	771
	Maryland			0	1,787	0	1,787
	Massachusetts			0	1,036	0	1,036
	Michigan			0	5,719	0	5,719
	Minnesota			0	2,625	0	2,625
	Nevada			0	4,482	0	4,482
	New Jersey			0	4,225	0	4,225
	New York			0	9,833	0	9,833
	Oregon			0	1,094	0	1,094
	Pennsylvania			0	15,558	0	15,558
	Tennessee			0	1,111	0	1,111
	Texas			0	17,874	0	17,874
	Utah			0	1,373	0	1,373
	Washington			0	4,195	0	4,195
	Wisconsin			0	1,470	0	1,470
Short-Term Instruments
	Repurchase Agreements			0	594	0	594

				$0	$109,523	$0	$109,523
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes			$4,224	$0	$0	$4,224

Total Investments				$4,224	$109,523	$0	$113,747

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Real Return Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 178.2% ¤
U.S. TREASURY OBLIGATIONS 177.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2024	$13,605	$13,373
0.125% due 10/15/2024	15,949	15,603
0.125% due 04/15/2025	11,197	10,798
0.125% due 10/15/2025	16,482	15,851
0.125% due 04/15/2026 (c)	46,107	43,894
0.125% due 07/15/2026 (c)	17,970	17,126
0.125% due 10/15/2026	17,542	16,662
0.125% due 04/15/2027	11,987	11,266
0.125% due 01/15/2030 (c)	19,265	17,470
0.125% due 07/15/2030 (c)	20,040	18,114
0.125% due 01/15/2031 (c)	38,578	34,453
0.125% due 07/15/2031 (c)	24,061	21,403
0.125% due 01/15/2032 (c)	23,796	20,913
0.125% due 02/15/2051	6,535	4,051
0.250% due 01/15/2025 (c)	19,264	18,700
0.250% due 07/15/2029	11,427	10,565
0.250% due 02/15/2050	6,917	4,516
0.375% due 07/15/2025	16,729	16,210
0.375% due 01/15/2027 (c)	23,181	22,034
0.375% due 07/15/2027	17,609	16,737
0.500% due 04/15/2024	4,514	4,457
0.500% due 01/15/2028 (c)	25,944	24,558
0.625% due 01/15/2026 (c)	20,200	19,493
0.625% due 07/15/2032 (c)	31,662	28,945
0.625% due 02/15/2043	8,029	6,279
0.750% due 07/15/2028	14,341	13,729
0.750% due 02/15/2042	8,061	6,540
0.750% due 02/15/2045	10,897	8,529
0.875% due 01/15/2029	13,160	12,599
0.875% due 02/15/2047	9,088	7,170
1.000% due 02/15/2046	8,791	7,200
1.000% due 02/15/2048	6,188	4,999
1.000% due 02/15/2049	6,113	4,927
1.125% due 01/15/2033	19,728	18,676
1.250% due 04/15/2028	8,821	8,604
1.375% due 07/15/2033	11,245	10,911
1.375% due 02/15/2044	9,558	8,552
1.500% due 02/15/2053	8,177	7,421
1.625% due 10/15/2027 (c)	25,031	24,849
1.750% due 01/15/2028	3,009	2,992
2.125% due 02/15/2040	1,423	1,463
2.125% due 02/15/2041	15,918	16,363
2.375% due 10/15/2028 (c)	15,268	15,731
3.625% due 04/15/2028	5,250	5,626
3.875% due 04/15/2029	3,382	3,729

Total U.S. Treasury Obligations (Cost $640,882)		624,081

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.750% due 01/25/2035 •	39	36

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2023 (Unaudited)

Merrill Lynch Mortgage Investors Trust 5.890% due 07/25/2030 «•	221	195

Total Non-Agency Mortgage-Backed Securities (Cost $250)		231

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		577

Total Short-Term Instruments (Cost $577)		577

Total Investments in Securities (Cost $641,709)		624,889

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	229,365	2,231

Total Short-Term Instruments (Cost $2,231)		2,231

Total Investments in Affiliates (Cost $2,231)		2,231

Total Investments 178.8% (Cost $643,940)		$627,120
Financial Derivative Instruments (d)(e) (0.0)%(Cost or Premiums, net $(296))		(71)
Other Assets and Liabilities, net (78.8)%		(276,231)

Net Assets 100.0%		$350,818

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$577	U.S. Treasury Notes 4.875% due 11/30/2025	$(589)	$577	$577

Total Repurchase Agreements	$(589)	$577	$577

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	5.510%	12/14/2023	01/04/2024	$(102,385)	$(102,683)
DEU	5.490	12/20/2023	01/11/2024	(19,534)	(19,573)
5.500	12/12/2023	01/11/2024	(10,319)	(10,352)
5.500	12/14/2023	01/11/2024	(118,327)	(118,670)

Total Reverse Repurchase Agreements	$(251,278)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BPG	5.500%	12/27/2023	01/02/2024	$(14,154)	$(14,167)

Total Sale-Buyback Transactions	$(14,167)

(c)	Securities with an aggregate market value of $268,500 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(184,788) at a weighted average interest rate of 5.309%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS (1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE 3-Month Euribor April 2024 Futures	96.750	04/12/2024	106	$265	$(71)	$(72)

Total Written Options	$(71)	$(72)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	1	$(134)	$(12)	$1	$0

Total Futures Contracts	$(12)	$1	$0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	CPTFEMU	4.470%	Maturity	09/15/2024	EUR	1,000	$(6)	$(9)	$(15)	$0	$(1)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		900	4	(9)	(5)	0	(1)

Total Swap Agreements							$(2)	$(18)	$(20)	$0	$(2)

Cash of $495 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)	Future styled option.
(2)	Unsettled variation margin asset of $9 and liability of $(4) for closed futures is outstanding at period end.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BPS		01/2024	EUR		56			$61	$0		$(1)
MBC		01/2024			100			108	0		(2)

Total Forward Foreign Currency Contracts									$0		$(3)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description		Initial Index		Floating Rate			Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Cap - OTC CPURNSA		233.916		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0			04/22/2024	28,300	$(206)	$0
	Cap - OTC CPURNSA		234.781		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0			05/16/2024	2,400	(17)	0

Total Written Options									$(223)		$0

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory						Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
U.S. Treasury Obligations							$0	$624,081	$0		$624,081
Non-Agency Mortgage-Backed Securities							0	36	195		231
Short-Term Instruments
Repurchase Agreements							0	577	0		577

							$0	$624,694	$195		$624,889
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes							$2,231	$0	$0		$2,231

Total Investments							$2,231	$624,694	$195		$627,120

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared							$0	$1	$0		$1

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared							(72)	(2)	0		(74)
Over the counter							0	(3)	0		(3)

							$(72)	$(5)	$0		$(77)

Total Financial Derivative Instruments							$(72)	$(4)	$0		$(76)

Totals							$2,159	$624,690	$195		$627,044

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Sector Fund Series – I	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.9% ¤
CORPORATE BONDS & NOTES 78.3%
BANKING & FINANCE 34.5%
ABN AMRO Bank NV
6.339% due 09/18/2027	$2,100	$2,147
6.575% due 10/13/2026	2,000	2,034
AerCap Ireland Capital DAC
1.650% due 10/29/2024	500	483
3.850% due 10/29/2041	600	484
4.875% due 01/16/2024	600	600
5.750% due 06/06/2028	450	461
6.100% due 01/15/2027	1,500	1,533
AIA Group Ltd. 5.625% due 10/25/2027	200	206
AIB Group PLC 6.608% due 09/13/2029	1,500	1,582
Aircastle Ltd. 6.500% due 07/18/2028	800	817
Alexandria Real Estate Equities, Inc. 3.000% due 05/18/2051	500	330
Ally Financial, Inc.
5.800% due 05/01/2025	2,000	2,003
6.700% due 02/14/2033	400	401
6.848% due 01/03/2030	900	925
6.992% due 06/13/2029	200	207
8.000% due 11/01/2031	300	329
American Express Co.
5.282% due 07/27/2029	1,000	1,021
6.489% due 10/30/2031	1,000	1,085
American Homes 4 Rent LP 4.250% due 02/15/2028	300	292
American Tower Corp.
1.300% due 09/15/2025	200	187
1.500% due 01/31/2028	1,700	1,487
2.100% due 06/15/2030	900	756
2.400% due 03/15/2025	300	290
3.100% due 06/15/2050	1,900	1,297
3.550% due 07/15/2027	500	480
5.650% due 03/15/2033	500	520
5.800% due 11/15/2028	1,000	1,040
Antares Holdings LP 7.950% due 08/11/2028	1,500	1,554
Aon Corp. 2.800% due 05/15/2030	500	444
Ares Capital Corp.
3.250% due 07/15/2025	500	479
7.000% due 01/15/2027	1,100	1,132
Ares Management Corp. 6.375% due 11/10/2028	1,500	1,574
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	900	798
Athene Holding Ltd. 5.875% due 01/15/2034	1,100	1,111
Aviation Capital Group LLC
6.250% due 04/15/2028	300	306
6.750% due 10/25/2028	1,800	1,881
Avolon Holdings Funding Ltd. 6.375% due 05/04/2028	1,275	1,301
Banco Santander SA
5.147% due 08/18/2025	200	199
5.294% due 08/18/2027	200	201
6.607% due 11/07/2028	2,200	2,344
Bank of America Corp.
1.922% due 10/24/2031 •	1,800	1,462
2.884% due 10/22/2030 •	1,400	1,243
3.824% due 01/20/2028 •	300	288
5.202% due 04/25/2029	2,400	2,416
5.288% due 04/25/2034	7,000	7,020
5.819% due 09/15/2029	2,400	2,479
5.933% due 09/15/2027	1,100	1,123
Bank of Ireland Group PLC 6.253% due 09/16/2026 •	200	202
Bank of Montreal 4.689% due 07/28/2029	500	503

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

Bank of Nova Scotia 4.850% due 02/01/2030	900	899
Banque Federative du Credit Mutuel SA 5.896% due 07/13/2026	300	306
Barclays PLC
2.645% due 06/24/2031 •	1,500	1,266
5.501% due 08/09/2028 •	2,300	2,312
5.746% due 08/09/2033 •	700	709
6.490% due 09/13/2029	1,000	1,042
9.625% due 12/15/2029 (c)(d)	1,500	1,562
BGC Group, Inc. 8.000% due 05/25/2028	1,718	1,795
BlackRock, Inc. 4.750% due 05/25/2033	100	101
Blackstone Holdings Finance Co. LLC 6.200% due 04/22/2033	400	427
Boston Properties LP
6.500% due 01/15/2034	100	106
6.750% due 12/01/2027	100	105
BPCE SA
5.975% due 01/18/2027 •	500	504
6.612% due 10/19/2027	800	824
6.714% due 10/19/2029	500	527
Brandywine Operating Partnership LP 3.950% due 11/15/2027	2,500	2,236
Brookfield Finance, Inc.
3.500% due 03/30/2051	800	586
6.350% due 01/05/2034	2,800	2,982
Brown & Brown, Inc. 4.200% due 03/17/2032	950	868
CaixaBank SA
6.208% due 01/18/2029 •	1,300	1,327
6.684% due 09/13/2027	500	513
Camden Property Trust 5.850% due 11/03/2026	1,000	1,031
Cantor Fitzgerald LP 7.200% due 12/12/2028	1,500	1,539
Capital One Financial Corp.
6.312% due 06/08/2029	500	513
6.377% due 06/08/2034	1,300	1,339
7.624% due 10/30/2031	1,600	1,760
CBRE Services, Inc. 4.875% due 03/01/2026	1,600	1,602
Charles Schwab Corp.
6.136% due 08/24/2034	1,300	1,371
6.196% due 11/17/2029	2,200	2,308
Citibank NA
5.488% due 12/04/2026	5,400	5,499
6.475% due 12/04/2026	2,100	2,105
Citizens Bank NA 5.284% due 01/26/2026	250	242
CNA Financial Corp. 5.500% due 06/15/2033	1,200	1,238
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •	1,000	898
5.500% due 07/18/2025	400	404
5.500% due 10/05/2026	1,500	1,535
5.564% due 02/28/2029 •	500	508
Corebridge Financial, Inc.
3.650% due 04/05/2027	600	578
3.900% due 04/05/2032	2,200	1,990
Credit Agricole SA
5.589% due 07/05/2026	400	407
6.316% due 10/03/2029	1,500	1,573
Credit Suisse AG 1.250% due 08/07/2026	400	363
Crown Castle, Inc.
1.050% due 07/15/2026	500	451
2.250% due 01/15/2031	1,800	1,492
3.250% due 01/15/2051	400	280
3.650% due 09/01/2027	800	761
3.700% due 06/15/2026	600	579
5.800% due 03/01/2034	400	414
Danske Bank AS 6.259% due 09/22/2026	1,900	1,934
DBS Group Holdings Ltd. 5.479% due 09/12/2025	900	911
Deutsche Bank AG
3.961% due 11/26/2025 •	600	590
6.119% due 07/14/2026 •	400	404
6.720% due 01/18/2029 •	1,500	1,572
6.819% due 11/20/2029	1,900	2,002
Discover Financial Services
4.100% due 02/09/2027	800	768
7.964% due 11/02/2034	500	556

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

EPR Properties
3.600% due 11/15/2031		2,000	1,661
3.750% due 08/15/2029		500	440
4.500% due 06/01/2027		200	189
4.950% due 04/15/2028		1,400	1,329
Equinix, Inc.
1.250% due 07/15/2025		200	188
1.450% due 05/15/2026		1,900	1,756
3.000% due 07/15/2050		300	204
Equitable Financial Life Global Funding 5.450% due 03/03/2028		400	402
Equitable Holdings, Inc.
4.350% due 04/20/2028		1,200	1,160
5.594% due 01/11/2033		500	514
ERP Operating LP 2.850% due 11/01/2026		400	380
Extra Space Storage LP
5.700% due 04/01/2028		400	410
5.900% due 01/15/2031		1,400	1,462
Fairfax Financial Holdings Ltd. 6.000% due 12/07/2033		1,300	1,336
Federation des Caisses Desjardins du Quebec
4.400% due 08/23/2025		200	198
5.700% due 03/14/2028		200	206
Fifth Third Bancorp 4.772% due 07/28/2030 •		200	195
Fifth Third Bank NA 5.852% due 10/27/2025		250	249
Ford Motor Credit Co. LLC
6.798% due 11/07/2028		3,100	3,246
7.122% due 11/07/2033		1,300	1,401
GATX Corp. 6.050% due 03/15/2034		1,300	1,351
General Motors Financial Co., Inc.
2.700% due 08/20/2027		200	185
5.800% due 01/07/2029		1,900	1,946
5.850% due 04/06/2030		700	722
6.000% due 01/09/2028		500	517
GLP Capital LP
4.000% due 01/15/2030		2,100	1,918
4.000% due 01/15/2031		1,900	1,713
5.250% due 06/01/2025		200	199
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		1,400	1,281
2.600% due 02/07/2030		1,300	1,143
2.615% due 04/22/2032 •		3,791	3,184
3.102% due 02/24/2033 •		5,150	4,422
3.615% due 03/15/2028 •		100	96
3.800% due 03/15/2030		200	188
4.482% due 08/23/2028 •		1,700	1,671
5.798% due 08/10/2026		700	707
7.250% due 04/10/2028	GBP	200	279
Golub Capital BDC, Inc. 7.050% due 12/05/2028		$1,800	1,889
HAT Holdings LLC 8.000% due 06/15/2027		900	938
Highwoods Realty LP
3.050% due 02/15/2030		200	166
7.650% due 02/01/2034		1,100	1,188
Host Hotels & Resorts LP
2.900% due 12/15/2031		300	252
3.500% due 09/15/2030		1,500	1,339
4.500% due 02/01/2026		100	98
HSBC Holdings PLC 7.390% due 11/03/2028 •		3,100	3,324
Hudson Pacific Properties LP
3.250% due 01/15/2030		400	294
5.950% due 02/15/2028		800	708
Intesa Sanpaolo SpA 6.625% due 06/20/2033		3,200	3,283
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030		1,700	1,715
Jefferies Financial Group, Inc. 5.875% due 07/21/2028		800	821
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		1,600	1,696
JPMorgan Chase & Co.
1.764% due 11/19/2031 •		800	649
2.580% due 04/22/2032 •		2,700	2,285
3.509% due 01/23/2029 •		2,300	2,181
3.702% due 05/06/2030 •		400	377
3.960% due 01/29/2027		500	489
4.452% due 12/05/2029 •		1,200	1,177
4.851% due 07/25/2028 •		1,200	1,201
5.350% due 06/01/2034		4,100	4,161
6.087% due 10/23/2029		1,400	1,473

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

6.254% due 10/23/2034		1,600	1,735
JPMorgan Chase Bank NA 6.417% due 12/08/2026		700	703
KBC Group NV
5.796% due 01/19/2029 •		1,500	1,527
6.324% due 09/21/2034		900	952
KeyBank NA 3.300% due 06/01/2025		200	193
Kilroy Realty LP
2.500% due 11/15/2032		1,400	1,062
2.650% due 11/15/2033		300	228
4.250% due 08/15/2029		200	184
Kimco Realty OP LLC 3.800% due 04/01/2027		800	769
Kite Realty Group Trust 4.000% due 03/15/2025		100	98
Lazard Group LLC 4.375% due 03/11/2029		450	436
Lloyds Banking Group PLC
2.438% due 02/05/2026		900	869
4.550% due 08/16/2028		500	492
5.871% due 03/06/2029		1,100	1,128
5.985% due 08/07/2027		800	815
LPL Holdings, Inc. 6.750% due 11/17/2028		1,600	1,707
LXP Industrial Trust 6.750% due 11/15/2028		1,700	1,789
Marsh & McLennan Cos., Inc. 5.450% due 03/15/2053		750	786
MDGH GMTN RSC Ltd. 5.875% due 05/01/2034		600	657
MetLife, Inc. 4.550% due 03/23/2030		600	604
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027		200	200
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		1,500	1,263
Mizuho Financial Group, Inc. 5.739% due 05/27/2031 •		300	309
Morgan Stanley
4.679% due 07/17/2026 •		500	496
5.250% due 04/21/2034		2,300	2,301
5.424% due 07/21/2034		5,600	5,686
5.449% due 07/20/2029		1,800	1,835
6.407% due 11/01/2029		1,000	1,060
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028		400	409
Nationwide Building Society
4.302% due 03/08/2029 •		1,250	1,199
6.557% due 10/18/2027		2,100	2,175
NatWest Group PLC
4.892% due 05/18/2029 •		900	885
5.808% due 09/13/2029		300	308
7.472% due 11/10/2026 •		500	518
Nissan Motor Acceptance Co. LLC 6.950% due 09/15/2026		1,500	1,550
NNN REIT, Inc. 5.600% due 10/15/2033		1,600	1,653
Nomura Holdings, Inc.
1.851% due 07/16/2025		500	474
2.608% due 07/14/2031		500	416
2.679% due 07/16/2030		200	171
6.070% due 07/12/2028		600	620
Oaktree Strategic Credit Fund 8.400% due 11/14/2028		1,900	2,003
Piedmont Operating Partnership LP 9.250% due 07/20/2028		1,200	1,268
PNC Financial Services Group, Inc.
5.582% due 06/12/2029		900	920
5.812% due 06/12/2026		100	101
6.615% due 10/20/2027		1,400	1,453
Popular, Inc. 7.250% due 03/13/2028		400	412
Principal Life Global Funding 5.500% due 06/28/2028		200	203
Realty Income Corp.
4.875% due 07/06/2030	EUR	500	585
5.125% due 07/06/2034		400	489
Reinsurance Group of America, Inc. 6.000% due 09/15/2033		$200	210
RenaissanceRe Holdings Ltd. 5.750% due 06/05/2033		300	303
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028		1,000	1,052
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		600	560

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

2.896% due 03/15/2032 •	500	427
6.833% due 11/21/2026 •	600	611
Simon Property Group LP 6.250% due 01/15/2034	1,500	1,633
Skandinaviska Enskilda Banken AB
1.200% due 09/09/2026	800	727
1.400% due 11/19/2025	800	748
SMBC Aviation Capital Finance DAC 5.700% due 07/25/2033	1,300	1,315
Societe Generale SA
3.625% due 03/01/2041	200	137
6.221% due 06/15/2033 •	200	200
Standard Chartered PLC
3.971% due 03/30/2026 •	500	488
6.301% due 01/09/2029 •	400	411
6.750% due 02/08/2028	2,000	2,062
State Street Corp. 5.272% due 08/03/2026	1,000	1,015
Sumitomo Mitsui Financial Group, Inc.
5.880% due 07/13/2026	500	511
6.184% due 07/13/2043	200	223
Synchrony Bank 5.625% due 08/23/2027	250	246
Synchrony Financial 3.950% due 12/01/2027	2,300	2,153
Toronto-Dominion Bank
4.701% due 06/05/2026	300	300
5.523% due 07/17/2028	600	618
Truist Financial Corp. 7.161% due 10/30/2029	550	594
U.S. Bancorp 6.787% due 10/26/2027	1,150	1,201
UBS AG
5.650% due 09/11/2028	600	623
5.800% due 09/11/2025	800	810
UBS Group AG
2.593% due 09/11/2025 •	300	294
4.194% due 04/01/2031 •	1,400	1,305
4.550% due 04/17/2026	700	691
4.703% due 08/05/2027 •	400	394
4.988% due 08/05/2033 •	400	387
6.301% due 09/22/2034	600	636
6.327% due 12/22/2027	2,500	2,578
6.442% due 08/11/2028 •	1,850	1,922
9.250% due 11/13/2028 (c)(d)	1,000	1,081
Ventas Realty LP 2.650% due 01/15/2025	300	291
VICI Properties LP
4.375% due 05/15/2025	300	295
4.750% due 02/15/2028	800	784
5.125% due 05/15/2032	700	683
5.625% due 05/15/2052	2,100	2,016
Vornado Realty LP 2.150% due 06/01/2026	100	90
Wells Fargo & Co.
2.406% due 10/30/2025 •	2,150	2,092
2.879% due 10/30/2030 •	1,500	1,334
3.000% due 10/23/2026	400	380
4.808% due 07/25/2028 •	1,500	1,490
5.557% due 07/25/2034	2,700	2,750
5.574% due 07/25/2029	1,400	1,430
6.491% due 10/23/2034	1,100	1,197
Wells Fargo Bank NA 5.254% due 12/11/2026	1,900	1,924
Welltower OP LLC 2.700% due 02/15/2027	900	844
Weyerhaeuser Co.
4.000% due 11/15/2029	600	574
4.000% due 04/15/2030	900	858
Willis North America, Inc. 5.350% due 05/15/2033	200	202
WP Carey, Inc. 4.000% due 02/01/2025	100	99

		281,218

INDUSTRIALS 32.0%
AbbVie, Inc.
3.200% due 11/21/2029	200	187
4.050% due 11/21/2039	900	813
4.625% due 10/01/2042	2,100	1,990
Air Canada Pass-Through Trust 5.250% due 10/01/2030	747	734
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	382	372

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

Alibaba Group Holding Ltd. 2.700% due 02/09/2041		600	411
Altria Group, Inc. 3.400% due 02/04/2041		300	220
Amazon.com, Inc. 3.100% due 05/12/2051		200	149
Amcor Finance USA, Inc. 5.625% due 05/26/2033		200	208
American Airlines Pass-Through Trust
3.200% due 12/15/2029		472	431
3.575% due 07/15/2029		905	845
3.600% due 03/22/2029		193	181
Amgen, Inc.
5.150% due 03/02/2028		400	410
5.600% due 03/02/2043		500	517
5.650% due 03/02/2053		200	211
5.750% due 03/02/2063		1,500	1,576
Amphenol Corp. 2.800% due 02/15/2030		200	182
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		850	766
Anheuser-Busch InBev Finance, Inc. 4.625% due 02/01/2044		200	191
AP Moller - Maersk AS 5.875% due 09/14/2033		1,000	1,044
Aptiv PLC
3.250% due 03/01/2032		500	442
4.150% due 05/01/2052		500	396
ArcelorMittal SA 6.800% due 11/29/2032		300	325
AstraZeneca PLC 6.450% due 09/15/2037		700	819
Aurizon Network Pty. Ltd. 3.125% due 06/01/2026	EUR	700	766
AutoZone, Inc.
5.050% due 07/15/2026		$500	503
6.250% due 11/01/2028		1,600	1,701
Bacardi Ltd.
5.250% due 01/15/2029		2,000	1,999
5.400% due 06/15/2033		200	201
BAT Capital Corp.
2.259% due 03/25/2028		400	358
4.700% due 04/02/2027		400	396
6.343% due 08/02/2030		1,100	1,156
6.421% due 08/02/2033		800	838
Bayer U.S. Finance LLC
4.250% due 12/15/2025		1,600	1,560
6.375% due 11/21/2030		1,800	1,853
Becton Dickinson & Co.
1.957% due 02/11/2031		1,300	1,084
4.298% due 08/22/2032		2,900	2,800
Berry Global, Inc. 5.500% due 04/15/2028		500	506
BHP Billiton Finance USA Ltd.
4.750% due 02/28/2028		400	404
5.250% due 09/08/2030		1,200	1,244
Boeing Co.
2.196% due 02/04/2026		600	567
2.250% due 06/15/2026		300	281
2.700% due 02/01/2027		1,200	1,132
2.800% due 03/01/2027		800	753
2.950% due 02/01/2030		600	541
3.950% due 08/01/2059		1,900	1,456
5.930% due 05/01/2060		500	519
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		2,500	2,358
5.950% due 08/04/2033		1,200	1,269
Boston Scientific Corp. 2.650% due 06/01/2030		1,900	1,697
BP Capital Markets America, Inc. 3.067% due 03/30/2050		1,200	1,095
Bristol-Myers Squibb Co. 3.900% due 03/15/2062		200	156
Broadcom Corp. 3.875% due 01/15/2027		200	195
Broadcom, Inc.
1.950% due 02/15/2028		300	269
2.450% due 02/15/2031		2,100	1,797
3.469% due 04/15/2034		700	609
3.500% due 02/15/2041		800	635
4.150% due 04/15/2032		500	472
4.926% due 05/15/2037		1,600	1,549
Cameron LNG LLC
2.902% due 07/15/2031		2,000	1,756
3.302% due 01/15/2035		650	554

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

Canadian Pacific Railway Co. 6.125% due 09/15/2115		500	560
Carlisle Cos., Inc. 3.500% due 12/01/2024		300	294
Carrier Global Corp.
4.125% due 05/29/2028	EUR	400	455
4.500% due 11/29/2032		1,100	1,301
5.800% due 11/30/2025		$2,000	2,027
5.900% due 03/15/2034		300	325
CDW LLC
3.250% due 02/15/2029		1,100	1,007
3.276% due 12/01/2028		2,300	2,113
3.569% due 12/01/2031		700	622
Centene Corp.
2.450% due 07/15/2028		300	267
2.500% due 03/01/2031		600	501
3.000% due 10/15/2030		800	694
3.375% due 02/15/2030		1,200	1,078
4.625% due 12/15/2029		1,000	960
CenterPoint Energy Resources Corp. 5.250% due 03/01/2028		300	308
CGI, Inc. 1.450% due 09/14/2026		900	817
Charter Communications Operating LLC
3.950% due 06/30/2062		1,300	819
5.250% due 04/01/2053		300	252
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,100	1,040
Cheniere Energy Partners LP
3.250% due 01/31/2032		1,200	1,024
4.000% due 03/01/2031		500	455
5.950% due 06/30/2033		200	206
Cheniere Energy, Inc. 4.625% due 10/15/2028		1,200	1,172
Choice Hotels International, Inc. 3.700% due 12/01/2029		850	754
Cigna Group 4.375% due 10/15/2028		2,000	1,985
CommonSpirit Health 6.073% due 11/01/2027		100	103
Concentrix Corp. 6.650% due 08/02/2026		500	513
Constellation Brands, Inc.
2.250% due 08/01/2031		1,400	1,177
4.500% due 05/09/2047		400	357
4.900% due 05/01/2033		600	604
Continental Resources, Inc. 4.375% due 01/15/2028		2,100	2,035
Corp. Nacional del Cobre de Chile 5.950% due 01/08/2034		1,000	1,016
CoStar Group, Inc. 2.800% due 07/15/2030		1,400	1,191
Cox Communications, Inc. 5.700% due 06/15/2033		200	208
CSL Finanace PLC Co. 4.950% due 04/27/2062		200	189
CVS Health Corp.
3.250% due 08/15/2029		700	653
5.300% due 06/01/2033		1,100	1,129
5.875% due 06/01/2053		600	632
6.000% due 06/01/2063		1,700	1,806
Daimler Truck Finance North America LLC 5.400% due 09/20/2028		1,700	1,734
Darden Restaurants, Inc. 6.300% due 10/10/2033		2,300	2,474
DCP Midstream Operating LP 5.375% due 07/15/2025		700	701
Delta Air Lines, Inc. 4.750% due 10/20/2028		1,000	984
Diageo Capital PLC
5.300% due 10/24/2027		200	206
5.625% due 10/05/2033		1,200	1,295
Diageo Finance PLC 2.750% due 06/08/2038	GBP	100	103
DT Midstream, Inc. 4.300% due 04/15/2032		$1,300	1,170
eBay, Inc. 5.950% due 11/22/2027		300	313
Ecopetrol SA 8.875% due 01/13/2033		500	544
Elevance Health, Inc.
5.850% due 01/15/2036		500	535
5.950% due 12/15/2034		600	643
6.100% due 10/15/2052		1,200	1,362
Enbridge, Inc.
3.400% due 08/01/2051		744	543

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

7.625% due 01/15/2083 •		200	201
8.250% due 01/15/2084		600	621
Energy Transfer LP
3.900% due 07/15/2026		1,100	1,069
4.400% due 03/15/2027		1,200	1,174
4.750% due 01/15/2026		200	199
5.350% due 05/15/2045		400	372
5.400% due 10/01/2047		200	187
6.000% due 06/15/2048		375	379
6.050% due 12/01/2026		800	823
6.100% due 12/01/2028		600	632
7.500% due 07/01/2038		1,600	1,855
EnLink Midstream LLC 6.500% due 09/01/2030		500	511
Entergy Louisiana LLC
2.350% due 06/15/2032		800	666
2.900% due 03/15/2051		800	535
4.000% due 03/15/2033		1,200	1,119
Enterprise Products Operating LLC 5.350% due 01/31/2033		700	733
EQT Corp. 7.000% due 02/01/2030		700	752
Equifax, Inc.
2.600% due 12/01/2024		400	390
5.100% due 06/01/2028		400	404
Expedia Group, Inc. 3.250% due 02/15/2030		300	275
Exxon Mobil Corp. 3.482% due 03/19/2030		1,000	951
Fiserv, Inc. 5.600% due 03/02/2033		1,400	1,462
Fox Corp. 6.500% due 10/13/2033		1,700	1,841
Freeport-McMoRan, Inc.
5.000% due 09/01/2027		100	99
5.400% due 11/14/2034		100	101
5.450% due 03/15/2043		200	195
GE HealthCare Technologies, Inc. 5.600% due 11/15/2025		200	202
General Mills, Inc. 4.950% due 03/29/2033		400	406
General Motors Co.
5.400% due 10/15/2029		200	204
5.600% due 10/15/2032		300	307
Genuine Parts Co. 6.500% due 11/01/2028		400	425
Glencore Funding LLC
2.625% due 09/23/2031		800	679
5.400% due 05/08/2028		500	510
Global Payments, Inc.
1.500% due 11/15/2024		1,000	965
2.900% due 05/15/2030		100	88
3.200% due 08/15/2029		100	91
4.150% due 08/15/2049		400	317
4.875% due 03/17/2031	EUR	200	232
GTCR W-2 Merger Sub LLC 7.500% due 01/15/2031		$500	529
Haleon U.S. Capital LLC
3.375% due 03/24/2029		1,300	1,230
3.625% due 03/24/2032		600	554
HCA, Inc.
4.375% due 03/15/2042		700	592
5.250% due 06/15/2049		400	372
5.375% due 02/01/2025		1,000	999
5.625% due 09/01/2028		700	717
5.900% due 06/01/2053		1,400	1,437
HEICO Corp. 5.350% due 08/01/2033		1,150	1,178
Hess Corp. 3.500% due 07/15/2024		100	99
Home Depot, Inc. 4.900% due 04/15/2029		600	617
Humana, Inc.
3.950% due 03/15/2027		400	391
5.875% due 03/01/2033		300	320
Hyatt Hotels Corp.
5.375% due 04/23/2025		700	701
5.750% due 01/30/2027		700	716
Hyundai Capital America
5.500% due 03/30/2026		400	402
5.680% due 06/26/2028		300	306
6.500% due 01/16/2029		2,000	2,113
Illumina, Inc.
5.750% due 12/13/2027		100	103
5.800% due 12/12/2025		200	201

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

Imperial Brands Finance PLC
3.500% due 07/26/2026	260	248
6.125% due 07/27/2027	200	206
IQVIA, Inc. 5.700% due 05/15/2028	1,700	1,734
J M Smucker Co. 6.200% due 11/15/2033	1,000	1,091
JDE Peet's NV 2.250% due 09/24/2031	2,000	1,603
JT International Financial Services BV 3.875% due 09/28/2028	200	191
Keurig Dr Pepper, Inc. 2.550% due 09/15/2026	500	472
Kinder Morgan, Inc.
4.300% due 06/01/2025	2,000	1,977
5.200% due 06/01/2033	600	597
Kraft Heinz Foods Co. 6.875% due 01/26/2039	200	231
Lenovo Group Ltd. 5.831% due 01/27/2028	400	408
LKQ Corp. 5.750% due 06/15/2028	200	205
Marathon Oil Corp. 6.800% due 03/15/2032	300	325
Marriott International, Inc.
4.000% due 04/15/2028	500	484
4.625% due 06/15/2030	500	491
5.450% due 09/15/2026	600	611
5.550% due 10/15/2028	300	310
Marvell Technology, Inc.
1.650% due 04/15/2026	100	93
2.950% due 04/15/2031	1,050	918
5.950% due 09/15/2033	1,800	1,910
McDonald's Corp.
3.600% due 07/01/2030	100	95
6.300% due 10/15/2037	700	794
Merck & Co., Inc. 6.550% due 09/15/2037	700	818
Meta Platforms, Inc.
3.850% due 08/15/2032	100	95
5.750% due 05/15/2063	1,000	1,096
Micron Technology, Inc.
5.375% due 04/15/2028	1,700	1,731
6.750% due 11/01/2029	1,100	1,189
Mileage Plus Holdings LLC 6.500% due 06/20/2027	490	492
Moody's Corp. 2.000% due 08/19/2031	1,200	996
Motorola Solutions, Inc. 4.600% due 05/23/2029	200	199
MPLX LP
4.000% due 02/15/2025	500	493
4.500% due 04/15/2038	800	713
4.950% due 09/01/2032	200	196
MSCI, Inc. 4.000% due 11/15/2029	3,500	3,294
National Fuel Gas Co. 5.500% due 10/01/2026	250	251
Netflix, Inc.
5.375% due 11/15/2029	550	569
5.875% due 11/15/2028	100	106
Nordson Corp. 5.800% due 09/15/2033	1,600	1,699
Novartis Capital Corp. 3.700% due 09/21/2042	500	436
NTT Finance Corp. 4.372% due 07/27/2027	100	99
Nucor Corp. 2.000% due 06/01/2025	200	192
NVIDIA Corp. 3.500% due 04/01/2050	1,000	835
NXP BV
4.300% due 06/18/2029	300	292
4.875% due 03/01/2024	1,500	1,497
Occidental Petroleum Corp.
5.550% due 03/15/2026	900	907
6.375% due 09/01/2028	200	210
7.500% due 05/01/2031	500	561
8.500% due 07/15/2027	300	328
8.875% due 07/15/2030	2,400	2,811
OCI NV 6.700% due 03/16/2033	2,300	2,351
Open Text Corp. 6.900% due 12/01/2027	200	208
Oracle Corp.
1.650% due 03/25/2026 (e)	200	187

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

2.875% due 03/25/2031 (e)	1,000	886
3.250% due 11/15/2027	200	190
3.900% due 05/15/2035	500	446
5.550% due 02/06/2053	500	501
Ovintiv, Inc.
5.650% due 05/15/2025	500	503
6.250% due 07/15/2033	1,600	1,655
Paramount Global 7.875% due 07/30/2030	200	217
Patterson-UTI Energy, Inc. 7.150% due 10/01/2033	1,000	1,060
Petroleos Mexicanos 6.700% due 02/16/2032	400	332
Pfizer Investment Enterprises Pte. Ltd. 4.750% due 05/19/2033	500	501
Philip Morris International, Inc.
1.750% due 11/01/2030	700	577
5.250% due 09/07/2028	1,800	1,853
Piedmont Healthcare, Inc. 2.044% due 01/01/2032	200	161
Pilgrim's Pride Corp. 6.250% due 07/01/2033	200	206
Pioneer Natural Resources Co. 5.100% due 03/29/2026	400	403
Providence St Joseph Health Obligated Group 2.532% due 10/01/2029	300	263
Qorvo, Inc. 1.750% due 12/15/2024	1,600	1,536
Quanta Services, Inc.
2.900% due 10/01/2030	1,400	1,229
3.050% due 10/01/2041	600	441
Quest Diagnostics, Inc. 6.400% due 11/30/2033	1,000	1,109
Republic Services, Inc. 2.500% due 08/15/2024	100	98
Roche Holdings, Inc. 5.489% due 11/13/2030	1,100	1,162
Rogers Communications, Inc. 5.000% due 03/15/2044	500	471
Royalty Pharma PLC 3.300% due 09/02/2040	2,650	1,993
RTX Corp.
4.125% due 11/16/2028	400	391
6.100% due 03/15/2034	2,000	2,171
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,000	1,960
4.500% due 05/15/2030	800	782
Sands China Ltd.
2.550% due 03/08/2027	2,000	1,820
5.375% due 08/08/2025	500	493
Santos Finance Ltd. 6.875% due 09/19/2033	1,200	1,274
Saudi Arabian Oil Co. 2.250% due 11/24/2030	900	775
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/2026	1,000	962
Sitios Latinoamerica SAB de CV 5.375% due 04/04/2032	950	884
SK Hynix, Inc. 6.375% due 01/17/2028	400	413
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,200	2,040
Southern Co.
1.750% due 03/15/2028	300	267
3.750% due 09/15/2051 •	2,200	2,009
5.700% due 10/15/2032	1,600	1,681
Spectra Energy Partners LP 3.375% due 10/15/2026	400	385
Stryker Corp.
1.150% due 06/15/2025	100	95
1.950% due 06/15/2030	1,400	1,198
4.100% due 04/01/2043	500	442
4.850% due 12/08/2028	500	506
Sutter Health 5.164% due 08/15/2033	200	203
Sysco Corp.
4.850% due 10/01/2045	400	370
6.000% due 01/17/2034	500	542
T-Mobile USA, Inc.
2.250% due 11/15/2031	500	417
2.400% due 03/15/2029	700	629
2.700% due 03/15/2032	1,000	853
2.875% due 02/15/2031	500	441
3.375% due 04/15/2029	500	465
3.600% due 11/15/2060	1,000	729
5.750% due 01/15/2034	4,500	4,775

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

5.800% due 09/15/2062		300	322
Tapestry, Inc.
7.000% due 11/27/2026		1,000	1,037
7.850% due 11/27/2033		600	640
Targa Resources Corp.
5.200% due 07/01/2027		500	503
6.150% due 03/01/2029		1,100	1,151
6.500% due 03/30/2034		1,000	1,081
TD SYNNEX Corp. 2.375% due 08/09/2028		1,000	864
Telefonica Emisiones SA 4.103% due 03/08/2027		800	784
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037		600	691
Texas Instruments, Inc. 4.900% due 03/14/2033		200	208
Textron, Inc. 6.100% due 11/15/2033		1,500	1,601
Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	1,650	1,558
4.375% due 01/18/2031		600	628
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		$700	811
Toyota Motor Corp. 5.123% due 07/13/2033		600	645
Trane Technologies Financing Ltd. 3.550% due 11/01/2024		200	197
TransCanada PipeLines Ltd.
1.000% due 10/12/2024		400	386
4.625% due 03/01/2034		600	569
Transurban Finance Co. Pty. Ltd. 4.125% due 02/02/2026		100	98
TSMC Arizona Corp. 1.750% due 10/25/2026		300	277
United Airlines Pass-Through Trust
3.500% due 09/01/2031		532	485
5.875% due 04/15/2029		1,617	1,639
UnitedHealth Group, Inc.
4.950% due 05/15/2062		400	395
5.050% due 04/15/2053		300	303
5.200% due 04/15/2063		700	715
UPMC 5.035% due 05/15/2033		200	203
Vale Overseas Ltd. 6.125% due 06/12/2033		1,700	1,767
Var Energi ASA
7.500% due 01/15/2028		300	318
8.000% due 11/15/2032		3,326	3,739
VeriSign, Inc.
2.700% due 06/15/2031		300	257
5.250% due 04/01/2025		1,300	1,301
VMware, Inc. 2.200% due 08/15/2031		2,250	1,866
Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		200	195
5.650% due 09/12/2028		400	411
5.700% due 09/12/2026		400	406
Walgreens Boots Alliance, Inc.
3.200% due 04/15/2030		500	440
3.450% due 06/01/2026		300	285
Warnermedia Holdings, Inc.
3.755% due 03/15/2027		800	767
4.279% due 03/15/2032		1,650	1,511
5.391% due 03/15/2062		1,100	943
Weir Group PLC 2.200% due 05/13/2026		200	186
Western Midstream Operating LP
4.050% due 02/01/2030		200	187
6.150% due 04/01/2033		2,000	2,080
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		1,200	1,161
3.450% due 11/15/2026		400	383
4.700% due 09/15/2028		100	99
Williams Cos., Inc.
5.400% due 03/02/2026		700	707
8.750% due 03/15/2032		200	243
Workday, Inc. 3.800% due 04/01/2032		300	280
Worldline SA 4.125% due 09/12/2028	EUR	1,900	2,082
WRKCo, Inc. 4.000% due 03/15/2028		$1,200	1,158
Zimmer Biomet Holdings, Inc.
2.600% due 11/24/2031		200	171

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

5.350% due 12/01/2028	700	722

		260,320

UTILITIES 11.8%
AEP Texas, Inc.
3.800% due 10/01/2047	300	228
5.400% due 06/01/2033	100	102
AES Corp. 5.450% due 06/01/2028	700	712
Alabama Power Co. 5.850% due 11/15/2033	1,500	1,614
Ameren Corp.
5.000% due 01/15/2029	650	653
5.700% due 12/01/2026	800	819
American Electric Power Co., Inc. 5.200% due 01/15/2029	2,000	2,028
Appalachian Power Co. 4.500% due 08/01/2032	400	385
AT&T, Inc.
1.650% due 02/01/2028	2,000	1,782
3.650% due 09/15/2059	1,800	1,292
3.800% due 12/01/2057	100	74
4.350% due 03/01/2029	200	198
5.400% due 02/15/2034	1,000	1,032
Atmos Energy Corp. 5.900% due 11/15/2033	2,200	2,389
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030	200	189
Black Hills Corp.
3.950% due 01/15/2026	400	391
6.150% due 05/15/2034	600	626
Brooklyn Union Gas Co.
4.632% due 08/05/2027	100	98
6.388% due 09/15/2033	1,800	1,881
CenterPoint Energy Houston Electric LLC 5.200% due 10/01/2028	1,200	1,239
Columbia Pipelines Holding Co. LLC 6.042% due 08/15/2028	1,100	1,136
Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030	100	103
6.036% due 11/15/2033	700	733
Consolidated Edison Co. of New York, Inc. 5.500% due 03/15/2034	600	630
Constellation Energy Generation LLC
3.250% due 06/01/2025	300	292
6.125% due 01/15/2034	1,600	1,714
Consumers Energy Co.
4.200% due 09/01/2052	200	176
4.900% due 02/15/2029	1,400	1,426
Dominion Energy, Inc. 3.375% due 04/01/2030	200	184
DTE Electric Co. 5.200% due 04/01/2033	1,000	1,040
Duke Energy Carolinas LLC
3.550% due 03/15/2052	600	461
6.100% due 06/01/2037	100	108
Duke Energy Corp. 4.500% due 08/15/2032	1,500	1,453
Duke Energy Florida LLC 5.875% due 11/15/2033	2,000	2,157
Duke Energy Ohio, Inc. 5.250% due 04/01/2033	400	412
Edison International 7.875% due 06/15/2054	1,300	1,313
Electricite de France SA 6.250% due 05/23/2033	1,700	1,841
Enel Finance International NV
7.500% due 10/14/2032	700	800
7.750% due 10/14/2052	1,900	2,342
Evergy Kansas Central, Inc. 5.900% due 11/15/2033	2,000	2,141
Eversource Energy
5.450% due 03/01/2028	600	617
5.950% due 02/01/2029	2,500	2,620
Exelon Corp. 4.050% due 04/15/2030	100	95
FirstEnergy Corp. 2.650% due 03/01/2030	1,500	1,298
Florida Power & Light Co. 5.100% due 04/01/2033	500	516
Georgia Power Co. 6.144% due 05/08/2025	1,000	1,002
Interstate Power & Light Co. 5.700% due 10/15/2033	2,500	2,635

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

IPALCO Enterprises, Inc. 4.250% due 05/01/2030	2,100	1,944
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	1,900	1,618
Massachusetts Electric Co. 1.729% due 11/24/2030	400	318
Metropolitan Edison Co. 5.200% due 04/01/2028	500	504
MidAmerican Energy Co.
4.250% due 07/15/2049	1,050	916
5.350% due 01/15/2034	1,000	1,055
Monongahela Power Co. 5.850% due 02/15/2034	1,000	1,051
National Grid PLC 5.602% due 06/12/2028	400	412
National Rural Utilities Cooperative Finance Corp. 5.050% due 09/15/2028	300	308
NBN Co. Ltd. 5.750% due 10/06/2028	1,300	1,354
New York State Electric & Gas Corp.
5.650% due 08/15/2028	1,700	1,744
5.850% due 08/15/2033	1,100	1,153
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	100	89
5.050% due 02/28/2033	200	201
NGPL PipeCo LLC 3.250% due 07/15/2031	300	261
Niagara Mohawk Power Corp. 2.759% due 01/10/2032	600	504
ONEOK, Inc.
5.200% due 07/15/2048	1,200	1,127
5.650% due 11/01/2028	500	518
5.800% due 11/01/2030	2,100	2,185
6.050% due 09/01/2033	500	530
6.625% due 09/01/2053	400	448
Pacific Gas & Electric Co.
3.300% due 12/01/2027	300	280
4.000% due 12/01/2046	1,100	808
5.900% due 06/15/2032	200	204
6.100% due 01/15/2029	700	725
6.150% due 01/15/2033	400	415
6.400% due 06/15/2033	400	421
6.950% due 03/15/2034	3,000	3,299
PacifiCorp
2.700% due 09/15/2030	100	87
5.350% due 12/01/2053	2,600	2,505
Public Service Enterprise Group, Inc. 6.125% due 10/15/2033	2,700	2,904
San Diego Gas & Electric Co. 6.000% due 06/01/2026	3,000	3,088
Sempra
3.250% due 06/15/2027	100	95
5.500% due 08/01/2033	200	207
Sierra Pacific Power Co. 5.900% due 03/15/2054	700	743
Southern California Edison Co.
2.750% due 02/01/2032	300	258
2.850% due 08/01/2029	1,750	1,597
2.950% due 02/01/2051	300	204
4.900% due 06/01/2026	300	301
5.650% due 10/01/2028	1,500	1,565
5.950% due 11/01/2032	500	537
Southern California Gas Co. 5.200% due 06/01/2033	400	412
Southern Co. Gas Capital Corp. 3.950% due 10/01/2046	500	389
Targa Resources Partners LP
4.875% due 02/01/2031	900	875
6.500% due 07/15/2027	500	507
Verizon Communications, Inc.
1.680% due 10/30/2030	2,900	2,390
3.000% due 11/20/2060	400	263
4.329% due 09/21/2028	300	297
Virginia Electric & Power Co.
2.300% due 11/15/2031	400	336
5.000% due 04/01/2033	600	607
Vistra Operations Co. LLC 6.950% due 10/15/2033	2,700	2,845
WEC Energy Group, Inc.
4.750% due 01/09/2026	300	299
5.600% due 09/12/2026	900	916

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

Wisconsin Electric Power Co. 4.750% due 09/30/2032	100	101

		95,697

Total Corporate Bonds & Notes (Cost $615,176)		637,235

MUNICIPAL BONDS & NOTES 0.1%
LOUISIANA 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority 5.048% due 12/01/2034	400	410

Total Municipal Bonds & Notes (Cost $400)		410

U.S. GOVERNMENT AGENCIES 1.2%
Uniform Mortgage-Backed Security
5.000% due 04/01/2053 - 06/01/2053	965	955
5.500% due 11/01/2052 - 06/01/2053	3,711	3,734
6.000% due 03/01/2053 - 04/01/2053	1,950	1,981
6.500% due 10/01/2053	2,323	2,381
Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	900	890

Total U.S. Government Agencies (Cost $9,888)		9,941

U.S. TREASURY OBLIGATIONS 20.8%
U.S. Treasury Bonds
2.250% due 08/15/2046	15,900	11,311
2.500% due 02/15/2045	2,000	1,515
2.500% due 02/15/2046	18,200	13,665
2.875% due 08/15/2045	10,200	8,229
2.875% due 05/15/2052 (h)	800	637
3.000% due 11/15/2044	149	123
3.250% due 05/15/2042	3,700	3,248
3.375% due 08/15/2042	2,300	2,052
4.000% due 11/15/2042	3,500	3,402
4.375% due 08/15/2043 (f)	16,630	16,981
U.S. Treasury Inflation Protected Securities (b)
1.250% due 04/15/2028	1,846	1,799
U.S. Treasury Notes
3.875% due 05/15/2043	6,300	6,008
3.250% due 06/30/2029 (h)	13,400	12,972
3.375% due 05/15/2033	15,800	15,168
3.625% due 05/31/2028	1,900	1,880
3.875% due 09/30/2029 (f)(h)	13,500	13,475
3.875% due 08/15/2033 (f)	30,200	30,172
4.750% due 07/31/2025 (h)	23,500	23,610
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	3,900	1,766
0.000% due 05/15/2042 (a)	3,100	1,384

Total U.S. Treasury Obligations (Cost $166,071)		169,397

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
AREIT LLC 7.470% due 02/17/2028	1,300	1,302

Total Non-Agency Mortgage-Backed Securities (Cost $1,294)		1,302

ASSET-BACKED SECURITIES 0.5%
Barings CLO Ltd. 6.605% due 04/15/2031 •	287	286
BMW Vehicle Lease Trust 5.990% due 09/25/2026	1,000	1,015
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049	1,000	889
DLLAA LLC 5.930% due 07/20/2026	900	904
Ready Capital Mortgage Financing LLC 7.908% due 10/25/2039 •	298	301
SCCU Auto Receivables Trust 5.850% due 05/17/2027	500	501
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035	400	408

Total Asset-Backed Securities (Cost $4,237)		4,304

SOVEREIGN ISSUES 0.6%
Airport Authority
4.750% due 01/12/2028	200	202
4.875% due 01/12/2030	200	203
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026	300	300

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

Chile Government International Bond 4.950% due 01/05/2036		300	297
Korea Development Bank 5.625% due 10/23/2033		2,000	2,158
Romania Government International Bond 5.500% due 09/18/2028	EUR	1,100	1,251
Saudi Government International Bond 4.875% due 07/18/2033		$400	409

Total Sovereign Issues (Cost $4,568)			4,820

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Citigroup, Inc. 7.625% due 11/15/2028 (c)		1,500,000	1,532

FINANCIALS 0.0%
Citigroup, Inc. 7.375% due 05/15/2028 •(c)		100,000	101

Total Preferred Securities (Cost $1,600)			1,633

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
COMMERCIAL PAPER 0.0%
AT&T, Inc. 5.700% due 03/19/2024		$400	395

Total Short-Term Instruments (Cost $395)			395

Total Investments in Securities (Cost $803,629)			829,437

		SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		623,638	6,066

Total Short-Term Instruments (Cost $6,067)			6,066

Total Investments in Affiliates (Cost $6,067)			6,066

Total Investments 102.6% (Cost $809,696)			$835,503
Financial Derivative Instruments (g)(i) (0.0)%(Cost or Premiums, net $2,614)			(138)
Other Assets and Liabilities, net (2.6)%			(21,288)

Net Assets 100.0%			$814,077

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Oracle Corp.	1.650%	03/25/2026	09/01/2022	$187	$187	0.02%
Oracle Corp.	2.875	03/25/2031	10/28/2022 - 08/30/2023	840	886	0.11

$1,027	$1,073	0.13%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

UBS	5.480%	11/20/2023	01/23/2024	$(4,869)	$(4,901)
5.480	12/05/2023	02/07/2024	(23,831)	(23,933)
5.480	12/18/2023	01/23/2024	(7,169)	(7,185)

Total Sale-Buyback Transactions	$(36,019)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	5.500%	01/01/2054	$1,400	$(1,385)	$(1,406)

Total Short Sales (0.2)%	$(1,385)	$(1,406)

(f)	Securities with an aggregate market value of $36,753 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(13,552) at a weighted average interest rate of 5.391%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(169) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	22	$2,939	$269	$0	$(12)
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2024	10	$(1,515)	$(46)	$16	$0
Euro-Schatz March Futures	03/2024	40	(4,705)	(29)	3	(2)

$(75)	$19	$(2)

Total Futures Contracts	$194	$19	$(14)

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2028	1.222%		$1,300	$161	$59	$220	$1	$0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.498		200	(1)	5	4	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750		2,800	(7)	36	29	0	(1)
British Telecommunic ations PLC	1.000	Quarterly	06/20/2028	0.686	EUR	700	2	9	11	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	2.014		$1,500	152	44	196	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345		2,100	299	12	311	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.588		700	120	7	127	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451		2,100	6	6	12	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.933	EUR	1,000	(10)	13	3	0	0

							$722	$191	$913	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%		Quarterly	06/20/2028		$122,600	$1,770	$734	$2,504	$0	$(29)
CDX.IG-41 5-Year Index	1.000		Quarterly	12/20/2028		20,500	215	190	405	0	(5)

							$1,985	$924	$2,909	$0	$(34)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	4.500%	Annual	07/18/2024		$7,500	$(67)	$6	$(61)	$0	$(1)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	5,400	(26)	16	(10)	1	0

							$(93)	$22	$(71)	$1	$(1)

Total Swap Agreements							$2,614	$1,137	$3,751	$3	$(36)

(h)

Securities with an aggregate market value of $5,781 and cash of $1,963 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)									Unsettled variation margin liability of $(24) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	AUD	898	$594	$0	$(18)
MBC	01/2024	EUR	8,277	9,074	0	(66)
UAG	01/2024	GBP	263	333	0	(2)

Total Forward Foreign Currency Contracts					$0	$(86)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0	$281,218	$0	$281,218
Industrials			0	260,320	0	260,320
Utilities			0	95,697	0	95,697
Municipal Bonds & Notes
Louisiana			0	410	0	410
U.S. Government Agencies			0	9,941	0	9,941
U.S. Treasury Obligations			0	169,397	0	169,397
Non-Agency Mortgage-Backed Securities			0	1,302	0	1,302
Asset-Backed Securities			0	4,304	0	4,304
Sovereign Issues			0	4,820	0	4,820
Preferred Securities
Banking & Finance			0	1,532	0	1,532
Financials			0	101	0	101
Short-Term Instruments
Commercial Paper			0	395	0	395

			$0	$829,437	$0	$829,437
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$6,066	$0	$0	$6,066

Total Investments			$6,066	$829,437	$0	$835,503

Short Sales, at Value - Liabilities
U.S. Government Agencies			$0	$(1,406)	$0	$(1,406)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			$19	$3	$0	$22

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(2)	(48)	0	(50)
Over the counter			0	(86)	0	(86)

			$(2)	$(134)	$0	$(136)

Total Financial Derivative Instruments			$17	$(131)	$0	$(114)

Totals			$6,083	$827,900	$0	$833,983

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
CORPORATE BONDS & NOTES 34.1%
BANKING & FINANCE 22.2%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		$31,656	$31,064
3.150% due 02/15/2024		960	956
4.875% due 01/16/2024		7,375	7,370
American Express Co. 6.109% (SOFRINDX + 0.720%) due 05/03/2024 ~		930	931
American Honda Finance Corp. 6.036% due 01/10/2025		41,700	41,744
American Tower Corp.
2.950% due 01/15/2025		9,945	9,709
5.000% due 02/15/2024		21,725	21,699
Athene Global Funding
1.000% due 04/16/2024		1,850	1,822
2.750% due 06/25/2024		580	571
6.108% (SOFRINDX + 0.700%) due 05/24/2024 ~		19,785	19,771
Banco Santander SA
3.892% due 05/24/2024		18,600	18,474
5.742% due 06/30/2024		20,000	19,998
Bank of America Corp.
0.976% due 04/22/2025		15,000	14,763
1.843% due 02/04/2025 •		2,000	1,992
2.932% due 04/25/2025	CAD	5,900	4,415
3.093% due 10/01/2025 •		$11,000	10,788
3.458% due 03/15/2025 •		20,000	19,908
3.841% due 04/25/2025 •		5,837	5,800
Bank of Nova Scotia
5.767% (SOFRRATE + 0.380%) due 07/31/2024 ~		1,540	1,540
5.813% (SOFRINDX + 0.445%) due 04/15/2024 ~		5,000	5,001
Banque Federative du Credit Mutuel SA 5.896% due 07/13/2026		7,700	7,866
Barclays PLC
3.932% due 05/07/2025 •		14,850	14,750
4.375% due 01/12/2026		1,100	1,085
BNP Paribas SA
3.375% due 01/09/2025		3,195	3,130
3.800% due 01/10/2024		19,850	19,841
4.705% due 01/10/2025 •		30,224	30,222
BPCE SA 4.000% due 04/15/2024		17,763	17,685
Brookfield Finance, Inc. 4.000% due 04/01/2024		3,048	3,034
Cantor Fitzgerald LP 4.875% due 05/01/2024		19,934	19,785
Charles Schwab Corp. 6.465% (SOFRINDX + 1.050%) due 03/03/2027 ~		500	495
Citigroup, Inc. 6.069% due 10/30/2024 •		16,182	16,193
CNH Industrial Capital LLC 4.200% due 01/15/2024		2,810	2,808
Cooperatieve Rabobank UA 1.980% due 12/15/2027 •		4,100	3,742
Corebridge Global Funding 5.750% due 07/02/2026		8,000	8,110
Credit Suisse AG
3.625% due 09/09/2024		5,750	5,671
4.750% due 08/09/2024		10,205	10,146
5.779% (SOFRINDX + 0.390%) due 02/02/2024 ~		10,000	9,996
Crown Castle, Inc. 3.200% due 09/01/2024		10,000	9,840
Danske Bank AS
1.621% due 09/11/2026 •		7,500	7,006
5.375% due 01/12/2024		19,569	19,565
DBS Group Holdings Ltd. 5.701% due 11/22/2024		2,000	1,997
Deutsche Bank AG
0.898% due 05/28/2024 (d)		27,124	26,646
3.700% due 05/30/2024		20,054	19,847
3.961% due 11/26/2025 •		1,177	1,158
Federation des Caisses Desjardins du Quebec 2.050% due 02/10/2025		1,600	1,544

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2023 (Unaudited)

Ford Motor Credit Co. LLC
4.134% due 08/04/2025		2,585	2,514
5.125% due 06/16/2025		10,000	9,879
General Motors Financial Co., Inc.
3.950% due 04/13/2024		4,110	4,086
6.177% (SOFRRATE + 0.760%) due 03/08/2024 ~		3,000	3,000
Goldman Sachs Group, Inc.
3.625% due 02/20/2024		5,000	4,985
5.700% due 11/01/2024		9,900	9,930
5.861% due 10/21/2024 •		5,000	4,994
5.865% (SOFRRATE + 0.490%) due 10/21/2024 ~		2,000	1,997
5.923% due 09/10/2024		4,539	4,532
6.811% (US0003M + 1.170%) due 05/15/2026 ~		18,455	18,578
HSBC Holdings PLC
6.863% (US0003M + 1.230%) due 03/11/2025 ~		16,700	16,729
7.008% (US0003M + 1.380%) due 09/12/2026 ~		5,000	5,048
ING Groep NV
3.550% due 04/09/2024		3,125	3,108
7.076% (SOFRINDX + 1.640%) due 03/28/2026 ~		10,000	10,065
Jackson National Life Global Funding
3.250% due 01/30/2024		10,325	10,306
6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		12,558	12,584
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		2,760	2,742
2.301% due 10/15/2025 •		2,767	2,697
5.546% due 12/15/2025 •		33,000	33,033
Lloyds Banking Group PLC 3.900% due 03/12/2024		26,209	26,106
LSEGA Financing PLC 0.650% due 04/06/2024		1,800	1,774
Metropolitan Life Global Funding 0.400% due 01/07/2024		2,700	2,699
Mitsubishi HC Capital, Inc. 3.559% due 02/28/2024		600	597
Mitsubishi UFJ Financial Group, Inc.
0.953% due 07/19/2025 •		14,300	13,936
6.801% (SOFRRATE + 1.385%) due 09/12/2025 ~		7,500	7,524
7.023% (SOFRRATE + 1.650%) due 07/18/2025 ~		12,600	12,651
Morgan Stanley
0.790% due 05/30/2025		4,000	3,911
0.791% due 01/22/2025		3,400	3,390
6.007% (SOFRRATE + 0.625%) due 01/24/2025 ~		1,000	999
MUFG Bank Ltd. 4.845% (BBSW3M + 0.480%) due 09/26/2024 ~	AUD	3,600	2,453
NatWest Group PLC 4.269% due 03/22/2025 •		$37,969	37,841
NatWest Markets PLC 0.800% due 08/12/2024		5,883	5,712
Nomura Holdings, Inc. 2.648% due 01/16/2025		26,694	25,917
ORIX Corp.
3.250% due 12/04/2024		800	785
4.050% due 01/16/2024		12,500	12,492
Oversea-Chinese Banking Corp. Ltd. 4.713% (BBSW3M + 0.350%) due 03/18/2024 ~(d)	AUD	2,500	1,704
Protective Life Global Funding 0.781% due 07/05/2024		$8,000	7,811
Public Storage Operating Co. 5.981% due 07/25/2025		4,400	4,412
Santander U.K. Group Holdings PLC 1.089% due 03/15/2025 •		7,000	6,924
Santander U.K. PLC
2.875% due 06/18/2024		3,500	3,457
4.000% due 03/13/2024		810	807
Societe Generale SA
2.226% due 01/21/2026 •		3,000	2,883
2.625% due 10/16/2024		8,000	7,815
3.875% due 03/28/2024		12,831	12,772
4.351% due 06/13/2025		1,100	1,091
Standard Chartered PLC 6.337% (SOFRRATE + 0.930%) due 11/23/2025 ~		16,900	16,818
Sumitomo Mitsui Financial Group, Inc.
5.402% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	16,800	11,473
6.246% (SOFRRATE + 0.880%) due 01/14/2027 ~		$20,400	20,341
6.796% (SOFRRATE + 1.430%) due 01/13/2026 ~		6,000	6,048
Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/16/2024		700	677
0.850% due 03/25/2024		36,100	35,736
2.550% due 03/10/2025		3,194	3,096
5.650% due 09/14/2026		4,892	4,974
5.862% (SOFRRATE + 0.440%) due 09/16/2024 ~		9,460	9,453
Swedbank AB 6.136% due 09/12/2026		14,400	14,695
Toronto-Dominion Bank 3.226% due 07/24/2024	CAD	200	149

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2023 (Unaudited)

UBS AG
4.878% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	2,000	1,347
5.212% (BBSW3M + 0.870%) due 07/30/2025 ~		15,200	10,336
UBS Group AG
5.711% due 01/12/2027 •		$1,500	1,509
6.976% (SOFRRATE + 1.580%) due 05/12/2026 ~		25,000	25,121
Wells Fargo & Co.
2.164% due 02/11/2026 •		12,800	12,325
3.184% due 02/08/2024 (d)	CAD	8,500	6,400
Weyerhaeuser Co. 4.750% due 05/15/2026		$24,200	24,098

			1,074,344

INDUSTRIALS 8.8%
Arrow Electronics, Inc. 3.250% due 09/08/2024		2,000	1,965
BAT Capital Corp.
2.789% due 09/06/2024		1,800	1,764
3.222% due 08/15/2024		19,372	19,064
Baxter International, Inc.
1.322% due 11/29/2024		3,650	3,517
5.853% due 11/29/2024		3,000	2,993
Bayer U.S. Finance LLC
3.375% due 07/15/2024		5,000	4,931
3.375% due 10/08/2024		3,200	3,137
Becton Dickinson & Co. 3.363% due 06/06/2024		2,422	2,399
Boeing Co.
1.433% due 02/04/2024		53,691	53,466
1.950% due 02/01/2024		4,000	3,987
Broadcom Corp. 3.625% due 01/15/2024		6,646	6,640
Broadcom, Inc. 3.625% due 10/15/2024		1,618	1,596
Charter Communications Operating LLC
4.908% due 07/23/2025		1,400	1,387
7.289% (US0003M + 1.650%) due 02/01/2024 ~		50,734	50,734
Conagra Brands, Inc. 4.300% due 05/01/2024		7,825	7,785
Cox Communications, Inc. 3.150% due 08/15/2024		391	385
Daimler Truck Finance North America LLC
6.167% (SOFRRATE + 0.750%) due 12/13/2024 ~		1,270	1,270
6.361% due 04/05/2024		1,100	1,101
DR Horton, Inc. 1.300% due 10/15/2026		6,000	5,473
Enbridge, Inc. 6.031% due 02/16/2024		2,557	2,558
Energy Transfer LP
3.900% due 05/15/2024		3,500	3,474
4.500% due 04/15/2024		43,736	43,580
5.875% due 01/15/2024		2,955	2,954
ERAC USA Finance LLC 3.850% due 11/15/2024		1,000	986
GATX Corp. 4.350% due 02/15/2024		3,911	3,899
Gilead Sciences, Inc. 1.200% due 10/01/2027		2,000	1,781
Haleon U.S. Capital LLC 3.024% due 03/24/2024		8,000	7,951
HCA, Inc.
5.000% due 03/15/2024		40,132	40,063
5.375% due 02/01/2025		900	899
Hewlett Packard Enterprise Co. 1.450% due 04/01/2024		1,468	1,452
Humana, Inc. 1.350% due 02/03/2027		4,000	3,609
Imperial Brands Finance PLC
3.125% due 07/26/2024		5,300	5,214
3.500% due 07/26/2026		5,200	4,964
4.250% due 07/21/2025		5,500	5,406
JDE Peet's NV 0.800% due 09/24/2024		3,000	2,886
Mercedes-Benz Finance North America LLC 0.750% due 03/01/2024		2,300	2,282
Mitsubishi Corp. 2.500% due 07/09/2024		4,400	4,332
NXP BV 4.875% due 03/01/2024		16,586	16,556
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		16,700	16,503
QatarEnergy 1.375% due 09/12/2026		3,900	3,584
Renesas Electronics Corp. 1.543% due 11/26/2024		3,141	3,024

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2023 (Unaudited)

Revvity, Inc. 0.850% due 09/15/2024		2,027	1,958
Siemens Financieringsmaatschappij NV 0.650% due 03/11/2024		9,700	9,609
Sydney Airport Finance Co. Pty. Ltd. 3.375% due 04/30/2025		17,623	17,195
TWDC Enterprises 18 Corp. 2.758% due 10/07/2024 (d)	CAD	6,500	4,815
Tyson Foods, Inc. 3.950% due 08/15/2024		$6,248	6,179
VMware, Inc. 1.000% due 08/15/2024		29,131	28,304
Woodside Finance Ltd. 3.700% due 09/15/2026		5,000	4,810

			424,421

UTILITIES 3.1%
American Electric Power Co., Inc. 2.031% due 03/15/2024		10,000	9,919
AT&T, Inc.
4.000% due 11/25/2025 (d)	CAD	10,000	7,433
6.808% (US0003M + 1.180%) due 06/12/2024 ~		$5,669	5,689
CenterPoint Energy, Inc. 6.046% (SOFRINDX + 0.650%) due 05/13/2024 ~		1,746	1,746
Chugoku Electric Power Co., Inc. 3.488% due 02/28/2024		1,900	1,894
Dominion Energy, Inc. 3.071% due 08/15/2024 þ		18,101	17,809
DTE Energy Co. 2.529% due 10/01/2024 þ		1,815	1,773
Enel Finance International NV
2.650% due 09/10/2024		16,543	16,160
4.250% due 06/15/2025		7,990	7,882
Georgia Power Co. 6.144% due 05/08/2025		15,700	15,738
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		3,000	2,963
Mississippi Power Co. 5.736% (SOFRRATE + 0.300%) due 06/28/2024 ~		14,400	14,391
NextEra Energy Capital Holdings, Inc. 6.449% (SOFRINDX + 1.020%) due 03/21/2024 ~		34,502	34,516
Pacific Gas & Electric Co.
3.400% due 08/15/2024		1,200	1,180
3.750% due 02/15/2024		5,300	5,284
Southern California Edison Co. 1.100% due 04/01/2024		2,060	2,038
Spire Missouri, Inc. 5.914% due 12/02/2024		2,990	2,986

			149,401

Total Corporate Bonds & Notes (Cost $1,654,253)			1,648,166

MUNICIPAL BONDS & NOTES 0.0%
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 5.726% (US0003M + 0.130%) due 10/25/2036 ~		536	533

Total Municipal Bonds & Notes (Cost $529)			533

U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae
1.250% due 05/25/2043		5,341	4,730
5.188% due 05/25/2058 •		2,986	2,901
5.322% due 09/25/2049 •		1,090	1,062
5.337% due 01/25/2045 •		3,034	2,952
5.355% due 07/25/2044 •		1,461	1,435
5.372% due 09/25/2045 •		3,067	3,013
5.421% due 05/25/2049 •		11,893	11,783
5.429% due 11/25/2046 •		1,596	1,563
5.505% due 12/25/2046 ~		1,368	1,357
5.506% due 11/25/2044 •		2,938	2,907
5.533% due 11/25/2047 •		5,957	5,876
5.553% due 09/25/2055 •		3,387	3,305
5.659% due 10/25/2044 •		22,768	22,519
5.672% due 06/25/2048 •		6,749	6,692
5.734% due 03/25/2048 •		1,384	1,364
5.752% due 01/25/2048 •		1,546	1,509
5.793% due 12/25/2048 ~		9,550	9,329
5.852% due 09/25/2043 - 07/25/2050 •		10,208	9,886
5.852% due 08/25/2049 ~		3,237	3,179
5.884% due 07/25/2046 •		15,230	15,045
5.902% due 07/25/2049 - 08/25/2049 •		21,708	21,135

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2023 (Unaudited)

5.952% due 12/25/2049 •		8,115	7,931
5.952% due 01/25/2050 ~		330	322
Federal Home Loan Bank
5.300% due 12/06/2024		26,600	26,590
5.330% due 05/24/2024		52,900	52,900
5.350% due 05/17/2024		69,000	68,964
5.400% due 05/22/2024 - 05/30/2024		60,300	60,280
Freddie Mac
1.000% due 02/25/2042 - 09/15/2044		47,483	40,343
1.500% due 12/15/2042		3,486	2,861
2.500% due 10/25/2048		2,066	1,836
2.745% due 01/25/2026		5,200	5,012
3.208% due 02/25/2026		5,200	5,058
5.138% due 03/15/2037 •		19,555	19,275
5.160% due 01/15/2040 •		148	144
5.173% due 02/15/2038 •		33,803	33,352
5.197% due 07/15/2044 •		2,212	2,160
5.198% due 12/15/2036 •		1,829	1,802
5.205% due 05/15/2038 •		2,456	2,431
5.207% due 11/15/2042 •		1,089	1,094
5.239% due 05/15/2041 •		2,307	2,273
5.252% due 06/15/2040 •		2,067	2,010
5.310% due 11/15/2024		2,600	2,599
5.360% due 11/22/2024		700	700
5.375% due 04/24/2025		40,000	39,974
5.399% due 12/15/2037 •		927	906
5.413% due 09/15/2044 •		8,417	8,285
5.456% due 05/15/2038 •		1,643	1,612
5.509% due 09/15/2038 •		1,880	1,848
5.566% due 10/15/2037 ~		27,513	27,084
5.628% due 06/15/2038 •		10,324	10,171
5.680% due 04/03/2025		46,000	46,000
5.730% due 04/03/2025		46,000	46,000
5.762% due 08/15/2038 •		4,236	4,112
5.784% due 10/15/2037 •		7,014	6,930
5.834% due 01/15/2037 •		203	200
5.853% due 06/15/2035 - 12/15/2046 •		10,185	9,958
5.883% due 06/15/2036 •		728	721
5.903% due 09/15/2048 •		3,289	3,199
5.903% due 08/15/2049 ~		837	814
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		3,505	3,105
4.000% due 07/20/2049 •		1,122	1,004
4.961% due 04/20/2067 •		2,636	2,644
5.000% due 04/20/2037 •		790	778
5.283% due 06/20/2067 •		2,227	2,234
5.431% due 06/20/2067 •		590	592
5.659% due 09/20/2067 •		4,772	4,806
5.772% due 03/20/2037 ~		946	934
5.857% due 02/20/2043 •		17,811	17,341
5.907% due 06/20/2067 •		224	222
5.922% due 04/20/2049 ~		5,133	5,012
5.937% due 04/20/2061 •		411	410
6.137% due 04/20/2070 •		12,030	11,776
6.180% due 08/20/2062 ~		1,290	1,282
6.187% due 08/20/2067 •		1,359	1,357
6.525% due 07/20/2067 •		4,791	4,818
6.859% due 11/20/2067 •		849	856

Total U.S. Government Agencies (Cost $755,634)			740,464

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.3%
280 Park Avenue Mortgage Trust 6.538% due 09/15/2034 •		15,000	14,424
Ashford Hospitality Trust 6.434% due 04/15/2035 •		4,945	4,886
Atrium Hotel Portfolio Trust 6.609% due 06/15/2035 •		5,000	4,950
Avon Finance 6.087% due 12/28/2049	GBP	25,000	31,799
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		$2,000	1,863
Beneria Cowen & Pritzer Collateral Funding Corp. 6.275% due 06/15/2038 ~		5,000	4,500
Bruegel DAC 4.762% due 05/22/2031 •	EUR	10,077	10,657
BSREP Commercial Mortgage Trust 6.426% due 08/15/2038 •		$4,170	3,927
BX Commercial Mortgage Trust 6.206% due 10/15/2036 •		12,216	11,991
BX Trust 6.376% due 10/15/2036 •		37,600	36,795
Canada Square Funding PLC 6.420% due 12/17/2056 •	GBP	20,817	26,628
Classic RMBS Trust 1.433% due 11/15/2051	CAD	2,959	2,150

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2023 (Unaudited)

Commercial Mortgage Trust 3.373% due 10/10/2048		$656	643
Credit Suisse Commercial Mortgage Trust 6.443% due 06/15/2034 •		8,391	7,767
CSAIL Commercial Mortgage Trust 3.351% due 04/15/2050		763	755
DBCG Mortgage Trust 8.500% due 06/15/2034 •		9,000	8,981
DROP Mortgage Trust 6.626% due 10/15/2043 •		25,400	23,521
Extended Stay America Trust 6.556% due 07/15/2038 ~		53,673	53,217
Fannie Mae 3.500% due 06/25/2048		4,678	4,424
Finsbury Square Green PLC 5.870% due 12/16/2067 •	GBP	2,280	2,891
Ginnie Mae 6.438% due 05/20/2073		$3,356	3,375
JP Morgan Chase Commercial Mortgage Securities Trust
6.236% due 06/15/2038 ~		9,000	8,806
6.276% due 04/15/2038 •		8,126	8,059
Lehman XS Trust 6.010% due 12/25/2035 •		334	310
MFA Trust
1.131% due 07/25/2060 ~		19,664	17,458
1.381% due 04/25/2065 ~		5,116	4,737
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		2,711	2,595
RESIMAC Bastille Trust 6.105% due 02/03/2053 •		11,910	11,862
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		993	927
Stratton Mortgage Funding PLC 6.121% due 07/20/2060 •	GBP	5,725	7,297
Taurus U.K. DAC 6.071% due 05/17/2031 •		15,784	19,712
Towd Point Mortgage Funding 6.570% due 05/20/2045 •		14,869	18,981
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$12,285	11,557
2.900% due 10/25/2059 ~		4,965	4,669
5.755% due 02/25/2057 ~		486	491
UWM Mortgage Trust 5.000% due 12/25/2051 •		11,327	10,502
VASA Trust 6.376% due 07/15/2039 •		14,500	13,130
Verus Securitization Trust 1.262% due 10/25/2063 ~		245	224

Total Non-Agency Mortgage-Backed Securities (Cost $421,998)			401,461

ASSET-BACKED SECURITIES 18.8%
522 Funding CLO Ltd. 6.717% due 10/20/2031 •		30,300	30,224
American Express Credit Account Master Trust 5.230% due 09/15/2028		3,100	3,153
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •		6,093	6,083
Apidos CLO 6.594% due 07/17/2030 •		12,826	12,803
Ares CLO Ltd. 6.705% due 01/15/2032 •		2,300	2,300
Ares European CLO DAC
4.625% due 10/15/2030 •	EUR	20,224	22,165
4.745% due 10/15/2031 •		16,088	17,594
Benefit Street Partners CLO Ltd. 6.694% due 01/17/2032 •		$4,950	4,950
Birch Grove CLO Ltd. 6.776% due 06/15/2031 •		8,294	8,286
Black Diamond CLO DAC 4.853% due 01/20/2032 •	EUR	907	995
Blackrock European CLO DAC 4.585% due 10/15/2031 ~		32,800	35,644
BXMT Ltd. 6.876% due 11/15/2037 •		$20,505	19,857
Cairn CLO DAC
4.552% due 04/30/2031 •	EUR	22,901	24,986
4.745% due 10/15/2031 •		25,783	27,998
Carlyle Euro CLO DAC
4.632% due 08/15/2030 ~		401	438
4.892% due 08/15/2032 •		5,500	5,992
Carlyle Global Market Strategies Euro CLO DAC 4.752% due 11/15/2031 •		23,257	25,321
Carlyle U.S. CLO Ltd. 6.677% due 04/20/2031 •		$9,096	9,098

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2023 (Unaudited)

CBAM Ltd. 6.797% due 10/20/2029 •		8,383	8,388
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027		10,000	10,081
Commonbond Student Loan Trust 2.550% due 05/25/2041		186	174
Dell Equipment Finance Trust 0.530% due 12/22/2026		1,055	1,047
Discover Card Execution Note Trust 5.030% due 10/15/2027		15,000	15,067
Dryden Euro CLO DAC
4.625% due 04/15/2033 •	EUR	20,195	21,970
4.862% due 05/15/2034 •		17,269	18,775
Dryden Senior Loan Fund
6.635% due 04/15/2028 •		$5,402	5,407
6.675% due 04/15/2029 •		1,141	1,140
ECMC Group Student Loan Trust 6.202% due 02/27/2068 •		11,663	11,523
Enterprise Fleet Financing LLC 5.760% due 10/22/2029		5,225	5,243
Fifth Third Auto Trust 5.800% due 11/16/2026		9,900	9,918
Ford Auto Securitization Trust
5.211% due 06/15/2025	CAD	1,484	1,119
5.889% due 05/15/2026 «		3,053	2,320
Ford Credit Auto Owner Trust 6.058% due 03/15/2026 •		$9,758	9,777
Gallatin CLO Ltd. 6.745% due 07/15/2031 •		18,867	18,837
Golden Credit Card Trust 4.310% due 09/15/2027		22,000	21,751
GoldenTree Loan Management EUR CLO DAC 4.893% due 01/20/2032 •	EUR	4,700	5,136
GPMT Ltd. 6.821% due 12/15/2036 •		$3,200	3,080
Harvest CLO DAC
1.040% due 07/15/2031	EUR	250	261
4.725% due 07/15/2031 •		17,050	18,553
HERA Commercial Mortgage Ltd. 6.523% due 02/18/2038 •		$2,969	2,893
Hertz Vehicle Financing LLC
1.210% due 12/26/2025		26,100	25,205
6.150% due 03/25/2030		5,000	5,194
Hyundai Auto Lease Securitization Trust 5.850% due 03/16/2026		17,100	17,193
Hyundai Auto Receivables Trust 6.118% due 11/17/2025 •		634	634
Jubilee CLO DAC
4.565% due 04/15/2030 •	EUR	9,078	9,932
4.575% due 04/15/2030 ~		14,451	15,859
4.615% due 04/15/2031 •		7,400	7,985
LCCM Trust 6.676% due 12/13/2038 •		$14,328	13,867
LCM Ltd. 6.757% due 04/20/2031 •		10,850	10,821
LoanCore Issuer Ltd. 6.776% due 07/15/2036 •		1,115	1,101
Man GLG Euro CLO DAC 4.645% due 10/15/2030 •	EUR	1,838	2,017
Master Credit Card Trust 4.700% due 06/21/2027		$6,400	6,385
MF1 Ltd. 7.176% due 11/15/2035 •		13,448	13,435
MidOcean Credit CLO 6.682% due 01/29/2030 •		4,250	4,252
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		9,175	8,404
1.580% due 04/15/2070		8,792	7,632
1.690% due 05/15/2069		4,666	4,229
6.476% due 04/15/2069 •		3,797	3,764
Nelnet Student Loan Trust
6.152% due 09/27/2038 •		9,901	9,800
6.302% due 02/25/2066 •		6,494	6,425
OAK Hill European Credit Partners DAC 4.723% due 01/20/2032 •	EUR	3,373	3,687
Oak Hill European Credit Partners DAC 4.733% due 10/20/2031 •		18,352	20,037
Palmer Square European Loan Funding DAC
4.695% due 07/15/2031 •		6,473	7,058
4.745% due 04/15/2031 •		4,408	4,798
PFS Financing Corp.
5.520% due 10/15/2028		$8,000	8,099
6.488% due 08/15/2027		38,700	38,733
SLM Student Loan Trust
5.902% due 06/25/2043 ~		14,288	13,931
6.102% due 06/26/2028 •		8,088	8,009

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.102% due 12/27/2038 ~		7,549	7,439
6.196% due 10/25/2029 •		7,429	7,423
SMB Private Education Loan Trust
1.290% due 07/15/2053		8,715	7,867
2.340% due 09/15/2034		1,059	1,035
2.430% due 02/17/2032		1,249	1,218
2.700% due 05/15/2031		973	955
5.670% due 11/15/2052		6,308	6,347
6.576% due 07/15/2053 •		1,066	1,056
Structured Asset Securities Corp. Mortgage Loan Trust 6.040% due 05/25/2035 «•		444	433
Symphony CLO Ltd. 6.535% due 04/15/2028 •		448	448
Tikehau CLO DAC 4.844% due 08/04/2034 ~	EUR	4,550	4,965
Toyota Auto Receivables Owner Trust 6.052% due 01/15/2026 •		$14,016	14,030
Toyota Lease Owner Trust 5.730% due 04/20/2026		32,600	32,769
Trillium Credit Card Trust 6.241% due 08/26/2028		50,000	50,195
Venture CLO Ltd.
6.535% due 04/15/2027 •		2,427	2,427
6.715% due 07/15/2031 •		7,730	7,731
6.777% due 01/20/2029 ~		7,325	7,328
VMC Finance LLC 6.573% due 06/16/2036 •		4,612	4,571
Volkswagen Auto Lease Trust 5.870% due 01/20/2026		22,800	22,904
Voya Euro CLO DAC 4.715% due 10/15/2030 •	EUR	1,229	1,344

Total Asset-Backed Securities (Cost $948,597)			911,318

SOVEREIGN ISSUES 1.3%
CPPIB Capital, Inc.
4.125% due 10/21/2024		$36,300	36,026
6.666% due 03/11/2026		15,500	15,779
Industrial Bank of Korea 2.125% due 10/23/2024		1,600	1,562
Israel Government International Bond 3.750% due 03/31/2024	ILS	9,200	2,542
Japan Finance Organization for Municipalities 0.010% due 02/02/2028	EUR	5,200	5,140

Total Sovereign Issues (Cost $61,261)			61,049

SHORT-TERM INSTRUMENTS 21.5%
COMMERCIAL PAPER 15.6%
Arrow Electronics, Inc.
5.900% due 01/12/2024		$6,850	6,835
5.900% due 01/19/2024		27,050	26,956
5.900% due 01/22/2024		27,050	26,942
AT&T, Inc. 5.700% due 03/19/2024		18,350	18,119
Bank Of Nova Scotia
5.251% due 02/05/2024	CAD	44,000	33,023
5.272% due 02/01/2024		3,900	2,929
5.298% due 01/16/2024		22,000	16,559
Cigna Corp. 5.650% due 01/16/2024		$9,300	9,274
Conagra Foods, Inc.
5.750% due 01/05/2024		11,600	11,587
5.820% due 01/11/2024		28,900	28,840
Constellation Energy Generation LLC 5.750% due 02/12/2024		34,100	33,841
Energy Transfer Partners LP 5.850% due 01/04/2024		500	500
ERAC USA Finance LLC 5.600% due 01/08/2024		12,800	12,781
Fidelity National Information Services, Inc.
5.650% due 01/05/2024		42,800	42,755
5.700% due 01/16/2024		2,750	2,742
5.710% due 01/16/2024		2,750	2,742
Global Payments, Inc.
6.030% due 01/03/2024		17,750	17,735
6.030% due 01/05/2024		32,100	32,063
Humana, Inc.
5.600% due 01/02/2024		33,950	33,929
5.600% due 01/03/2024		11,750	11,741
Intercontinental Exchange, Inc.
5.600% due 01/03/2024		20,750	20,734
5.600% due 01/05/2024		4,300	4,295

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2023 (Unaudited)

Kinder Morgan, Inc. 5.700% due 01/22/2024		48,400	48,211
L3Harris Technologies, Inc. 5.800% due 01/16/2024		49,100	48,965
Marathon Oil Corp. 6.050% due 01/03/2024		72,500	72,445
Penske Truck Leasing Co. LP 5.700% due 01/11/2024		28,600	28,542
Quanta Storage, Inc. 5.900% due 01/02/2024		49,000	48,969
Southern California Edison Co.
5.800% due 01/02/2024		24,850	24,835
5.800% due 01/04/2024		9,550	9,541
5.800% due 01/08/2024		12,500	12,480
VW Credit, Inc.
5.640% due 01/03/2024		49,000	48,963
5.770% due 01/09/2024		12,500	12,479

			752,352

REPURCHASE AGREEMENTS (e) 2.7%			131,282

SHORT-TERM NOTES 0.3%
Kubota Credit Owner Trust 5.622% due 07/15/2024		2,070	2,070
Warnermedia Holdings, Inc. 7.203% due 03/15/2024		10,250	10,272

			12,342

HUNGARY TREASURY BILLS 1.0%
10.900% due 01/04/2024 (b)(c)	HUF	16,523,000	47,598

JAPAN TREASURY BILLS 1.5%
(0.211)% due 01/29/2024 (b)(c)	JPY	10,480,000	74,336

U.S. TREASURY BILLS 0.4%
5.387% due 01/02/2024 - 03/28/2024 (a)(b)(h)		$21,431	21,309

Total Short-Term Instruments (Cost $1,033,455)			1,039,219

Total Investments in Securities (Cost $4,875,727)			4,802,210

Total Investments 99.3% (Cost $4,875,727)			$4,802,210
Financial Derivative Instruments (f)(g) (0.2)%(Cost or Premiums, net $0)			(9,700)
Other Assets and Liabilities, net 0.9%			43,124

Net Assets 100.0%			$4,835,634

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.	4.000%	11/25/2025	10/02/2020	$7,815	$7,433	0.15%
Deutsche Bank AG	0.898	05/28/2024	05/31/2023 - 12/04/2023	26,549	26,646	0.55
Oversea-Chinese Banking Corp. Ltd.	4.713	03/18/2024	11/04/2021	1,851	1,704	0.04
TWDC Enterprises 18 Corp.	2.758	10/07/2024	09/28/2020 - 11/30/2020	5,029	4,815	0.10
Wells Fargo & Co.	3.184	02/08/2024	08/30/2023	6,266	6,400	0.13

$47,510	$46,998	0.97%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.150%	12/29/2023	01/02/2024	$3,500	U.S. Treasury Notes 0.625% due 05/15/2030	$(3,565)	$3,500	$3,502
2.600	12/29/2023	01/02/2024	745	U.S. Treasury Notes 0.375% due 11/30/2025	(760)	745	745
FICC	5.330	12/29/2023	01/02/2024	122,600	Federal Home Loan Bank 5.125% due 03/14/2036	(33,004)	122,600	122,673
U.S. Treasury Bonds 4.375% - 4.500% due 05/15/2038 - 11/15/2039	(50,032)
U.S. Treasury Notes 4.500% due 11/15/2033	(42,016)
SSB	2.600	12/29/2023	01/02/2024	4,437	U.S. Treasury Notes 0.250% due 07/31/2025(2)	(4,526)	4,437	4,438

Total Repurchase Agreements	$(133,903)	$131,282	$131,358

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(6,317) at a weighted average interest rate of 5.366%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	3,186	$(769,260)	$(5,975)	$0	$(318)
Euro-Bobl March Futures	03/2024	37	(4,872)	(24)	19	0
U.S. Treasury 2-Year Note March Futures	03/2024	121	(24,916)	(240)	0	(15)
U.S. Treasury 5-Year Note March Futures	03/2024	1,091	(118,672)	(245)	0	(94)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	342	(40,361)	(1,949)	32	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	44	(5,878)	(569)	24	0

Total Futures Contracts	$(9,002)	$75	$(427)

Cash of $9,213 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2024	AUD	42,767		$28,341	$0	$(804)
BOA	01/2024	GBP	3,916		4,974	0	(18)
BPS	01/2024	EUR	290,598		319,867	0	(1,041)
	01/2024	GBP	14,931		18,939	0	(93)
	01/2024	HUF	6,886,418		19,594	0	(280)
	01/2024	JPY	46,000		313	0	(14)
	01/2024		$1,254	GBP	987	4	0
BSH	02/2024	CAD	3,900		$2,851	0	(96)
CBK	01/2024		97,523		71,527	0	(2,147)
	01/2024	HUF	6,664,673		19,005	0	(229)
	04/2024	ILS	9,223		2,547	0	(13)
MBC	01/2024	AUD	13,105		8,689	0	(241)
	01/2024	HUF	513,868		1,460	0	(23)
	01/2024	JPY	10,480,000		71,043	0	(3,550)
	01/2024		$10,383	AUD	15,329	64	0
MYI	01/2024	HUF	2,401,376		$6,825	0	(105)
	01/2024		$1,241	CAD	1,659	13	0
	01/2024		5	HUF	1,611	0	0
RYL	02/2024	CAD	8,500		$6,301	0	(123)
SCX	01/2024	GBP	66,788		84,479	0	(652)

Total Forward Foreign Currency Contracts						$81	$(9,429)

(h)

Securities with an aggregate market value of $11,609 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$1,074,344	$0	$1,074,344
Industrials			0		424,421	0	424,421
Utilities			0		149,401	0	149,401
Municipal Bonds & Notes
Pennsylvania			0		533	0	533
U.S. Government Agencies			0		740,464	0	740,464
Non-Agency Mortgage-Backed Securities			0		401,461	0	401,461
Asset-Backed Securities			0		908,565	2,753	911,318
Sovereign Issues			0		61,049	0	61,049
Short-Term Instruments
Commercial Paper			0		752,352	0	752,352
Repurchase Agreements			0		131,282	0	131,282
Short-Term Notes			0		12,342	0	12,342
Hungary Treasury Bills			0		47,598	0	47,598
Japan Treasury Bills			0		74,336	0	74,336
U.S. Treasury Bills			0		21,309	0	21,309

Total Investments			$0		$4,799,457	$2,753	$4,802,210

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			19		56	0	75
Over the counter			0		81	0	81

			$19		$137	$0	$156
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(427)	0	(427)
Over the counter			0		(9,429)	0	(9,429)

			$0		$(9,856)	$0	$(9,856)

Total Financial Derivative Instruments			$19		$(9,719)	$0	$(9,700)

Totals			$19		$4,789,738	$2,753	$4,792,510

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.1% ¤
CORPORATE BONDS & NOTES 15.3%
BANKING & FINANCE 9.4%
American Express Co. 6.109% (SOFRINDX + 0.720%) due 05/03/2024 ~	$2,674	$2,676
American Honda Finance Corp.
6.036% due 01/10/2025	52,200	52,255
6.106% due 11/22/2024	10,000	10,017
Asian Development Bank 5.580% due 05/28/2024	18,000	18,009
Athene Global Funding 0.950% due 01/08/2024	2,000	1,999
Banco Santander SA
2.706% due 06/27/2024	43,050	42,488
3.892% due 05/24/2024	8,200	8,145
6.643% due 05/24/2024	3,500	3,511
Bank of America Corp.
1.843% due 02/04/2025 •	22,999	22,911
2.456% due 10/22/2025 •	9,836	9,580
3.093% due 10/01/2025 •	18,000	17,654
5.834% due 06/14/2024	5,063	5,056
Bank of America NA 6.182% due 08/18/2025	21,200	21,256
Bank of Montreal
2.500% due 06/28/2024	399	393
3.300% due 02/05/2024	2,000	1,994
4.250% due 09/14/2024	10,000	9,911
6.127% (SOFRINDX + 0.710%) due 03/08/2024 ~	1,845	1,846
Bank of Nova Scotia
5.767% (SOFRRATE + 0.380%) due 07/31/2024 ~	2,600	2,600
5.813% (SOFRINDX + 0.445%) due 04/15/2024 ~	3,166	3,166
Banque Federative du Credit Mutuel SA 0.650% due 02/27/2024	8,950	8,882
Barclays PLC 3.650% due 03/16/2025	4,000	3,914
BNP Paribas SA
3.375% due 01/09/2025	36,900	36,150
3.800% due 01/10/2024	40,728	40,711
BPCE SA 4.000% due 04/15/2024	16,100	16,029
CK Hutchison International Ltd. 3.250% due 04/11/2024	2,000	1,988
CNH Industrial Capital LLC 4.200% due 01/15/2024	4,900	4,896
Cooperatieve Rabobank UA
2.625% due 07/22/2024	250	246
5.667% due 01/12/2024	5,096	5,096
Credit Suisse AG
0.495% due 02/02/2024	2,700	2,688
3.625% due 09/09/2024	26,979	26,610
4.750% due 08/09/2024	7,100	7,059
5.779% (SOFRINDX + 0.390%) due 02/02/2024 ~	7,900	7,897
Crown Castle, Inc. 3.200% due 09/01/2024	31,300	30,800
Danske Bank AS 5.375% due 01/12/2024	32,845	32,838
DBS Group Holdings Ltd.
5.701% due 11/22/2024	3,000	2,995
6.026% due 09/12/2025	54,000	54,069
Deutsche Bank AG
0.898% due 05/28/2024 (d)	16,003	15,721
3.700% due 05/30/2024	25,000	24,747
DNB Bank ASA 2.968% due 03/28/2025 •	2,500	2,484
Federation des Caisses Desjardins du Quebec 0.700% due 05/21/2024	3,240	3,179
General Motors Financial Co., Inc.
5.100% due 01/17/2024	25,685	25,676
6.177% (SOFRRATE + 0.760%) due 03/08/2024 ~	2,335	2,335
Goldman Sachs Group, Inc. 3.625% due 02/20/2024	5,800	5,782
ING Groep NV 3.550% due 04/09/2024	4,100	4,078

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2023 (Unaudited)

JPMorgan Chase & Co. 3.220% due 03/01/2025 •	10,842	10,799
MassMutual Global Funding 5.727% due 04/12/2024	2,650	2,651
Metropolitan Life Global Funding 5.681% (SOFRRATE + 0.320%) due 01/07/2024 ~	2,610	2,610
Mitsubishi UFJ Financial Group, Inc. 2.801% due 07/18/2024	27,293	26,904
Morgan Stanley
3.620% due 04/17/2025 •	7,956	7,910
6.007% (SOFRRATE + 0.625%) due 01/24/2025 ~	2,486	2,483
MUFG Bank Ltd. 3.750% due 03/10/2024	100	100
Nationwide Building Society 0.550% due 01/22/2024	12,804	12,771
NatWest Markets PLC 0.800% due 08/12/2024	2,000	1,942
New York Life Global Funding 5.692% due 04/26/2024	350	350
ORIX Corp.
3.250% due 12/04/2024	5,796	5,685
4.050% due 01/16/2024	3,100	3,098
Pacific Life Global Funding 6.216% (SOFRRATE + 0.800%) due 12/06/2024 ~	36,800	36,646
Protective Life Global Funding 6.469% due 12/11/2024 •	19,200	19,283
Public Storage Operating Co. 5.981% due 07/25/2025	11,200	11,230
QNB Finance Ltd. 3.500% due 03/28/2024	14,500	14,425
Royal Bank of Canada 5.674% due 01/19/2024	3,000	3,000
Santander U.K. Group Holdings PLC 1.089% due 03/15/2025 •	1,500	1,484
Santander U.K. PLC 4.000% due 03/13/2024	8,800	8,770
Sumitomo Mitsui Financial Group, Inc.
0.508% due 01/12/2024	995	994
2.696% due 07/16/2024	42,856	42,240
Sumitomo Mitsui Trust Bank Ltd. 0.850% due 03/25/2024	9,000	8,909
Swedbank AB 0.850% due 03/18/2024	500	495
Toronto-Dominion Bank
5.768% due 09/10/2024	960	961
5.770% (SOFRRATE + 0.355%) due 03/04/2024 ~	9,494	9,492
Toyota Motor Credit Corp.
5.697% (SOFRINDX + 0.330%) due 01/11/2024 ~	21,600	21,600
5.920% due 08/22/2024	34,900	34,936
6.050% (SOFRRATE + 0.620%) due 03/22/2024 ~	2,002	2,003

		896,108

INDUSTRIALS 4.5%
BAT Capital Corp.
2.789% due 09/06/2024	19,542	19,153
3.222% due 08/15/2024	38,069	37,464
Baxter International, Inc. 1.322% due 11/29/2024	4,700	4,528
Bayer U.S. Finance LLC
3.375% due 07/15/2024	7,529	7,425
3.375% due 10/08/2024	200	196
Becton Dickinson & Co. 3.363% due 06/06/2024	1,900	1,882
BMW U.S. Capital LLC 5.966% due 04/01/2024	1,500	1,501
Boeing Co. 1.433% due 02/04/2024	88,117	87,748
Boston Scientific Corp. 3.450% due 03/01/2024	4,769	4,749
Charter Communications Operating LLC
4.500% due 02/01/2024	15,572	15,547
7.289% (US0003M + 1.650%) due 02/01/2024 ~	4,000	4,000
Conagra Brands, Inc. 4.300% due 05/01/2024	2,200	2,189
Constellation Brands, Inc. 3.600% due 05/09/2024	2,500	2,482
Enbridge, Inc. 6.031% due 02/16/2024	6,838	6,840
Energy Transfer LP
3.900% due 05/15/2024	3,335	3,311
4.250% due 04/01/2024	8,700	8,668
4.500% due 04/15/2024	6,238	6,216
4.900% due 02/01/2024	2,000	1,998
ERAC USA Finance LLC 3.850% due 11/15/2024	2,872	2,832

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2023 (Unaudited)

Fiserv, Inc. 2.750% due 07/01/2024	39,613	39,033
Georgia-Pacific LLC 0.625% due 05/15/2024	11,500	11,295
Global Payments, Inc. 1.500% due 11/15/2024	19,889	19,187
HCA, Inc. 5.000% due 03/15/2024	13,312	13,289
Hyatt Hotels Corp. 1.800% due 10/01/2024	10,720	10,406
Hyundai Capital America
0.800% due 01/08/2024	2,715	2,713
0.875% due 06/14/2024	3,000	2,932
1.000% due 09/17/2024	2,299	2,226
4.300% due 02/01/2024	6,467	6,458
Kinder Morgan Energy Partners LP 4.300% due 05/01/2024	8,200	8,158
McCormick & Co., Inc. 3.150% due 08/15/2024	12,035	11,851
Microchip Technology, Inc. 0.972% due 02/15/2024	12,800	12,724
Mondelez International Holdings Netherlands BV 2.250% due 09/19/2024	2,880	2,813
NetApp, Inc. 3.300% due 09/29/2024	2,300	2,261
NTT Finance Corp. 0.583% due 03/01/2024	700	694
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	2,600	2,569
Phillips 66 Co. 0.900% due 02/15/2024	7,800	7,752
Quanta Services, Inc. 0.950% due 10/01/2024	9,416	9,079
Reckitt Benckiser Treasury Services PLC 2.750% due 06/26/2024	1,300	1,282
Roche Holdings, Inc. 5.656% due 03/05/2024	600	600
Siemens Financieringsmaatschappij NV 5.848% due 03/11/2024	3,899	3,900
Spectra Energy Partners LP 4.750% due 03/15/2024	2,945	2,940
Tyson Foods, Inc. 3.950% due 08/15/2024	18,700	18,494
VMware, Inc. 1.000% due 08/15/2024	2,000	1,943
Volkswagen Group of America Finance LLC 6.366% (SOFRRATE + 0.950%) due 06/07/2024 ~	21,100	21,131

		434,459

UTILITIES 1.4%
AT&T, Inc.
0.900% due 03/25/2024	2,600	2,572
6.808% (US0003M + 1.180%) due 06/12/2024 ~	4,731	4,748
CenterPoint Energy, Inc. 2.500% due 09/01/2024	1,800	1,762
Chugoku Electric Power Co., Inc. 2.401% due 08/27/2024	1,446	1,414
Enel Finance International NV 2.650% due 09/10/2024	5,000	4,884
Florida Power & Light Co. 5.747% (SOFRINDX + 0.380%) due 01/12/2024 ~	55,831	55,831
NextEra Energy Capital Holdings, Inc. 6.449% (SOFRINDX + 1.020%) due 03/21/2024 ~	42,334	42,350
Southern California Edison Co.
0.975% due 08/01/2024	700	682
1.100% due 04/01/2024	4,800	4,748
Sprint LLC 7.125% due 06/15/2024	9,200	9,246
Tampa Electric Co. 3.875% due 07/12/2024	5,800	5,747

		133,984

Total Corporate Bonds & Notes (Cost $1,462,894)		1,464,551

U.S. GOVERNMENT AGENCIES 10.3%
Federal Home Loan Bank
5.300% due 05/17/2024	90,200	90,158
5.330% due 05/24/2024	68,000	68,000
5.350% due 05/17/2024	20,000	19,989
5.360% due 05/10/2024	25,900	25,887
5.370% due 05/21/2024	26,300	26,290
5.400% due 05/30/2024	95,700	95,668
5.420% due 03/06/2024 - 05/30/2024	197,600	197,568
5.460% due 05/03/2024 - 05/20/2024 •	86,700	86,715

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2023 (Unaudited)

5.470% due 06/18/2024	64,000	63,981
5.640% due 09/16/2024	45,000	44,992
5.660% due 08/26/2024 - 09/20/2024	169,616	169,611
5.720% due 09/27/2024	90,000	89,996

Total U.S. Government Agencies (Cost $978,997)		978,855

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
2.250% due 01/31/2024	7,780	7,761

Total U.S. Treasury Obligations (Cost $7,764)		7,761

ASSET-BACKED SECURITIES 0.9%
BMW Vehicle Lease Trust 5.687% due 10/25/2024	12,797	12,801
Carvana Auto Receivables Trust 5.747% due 10/10/2024	1,745	1,745
Dell Equipment Finance Trust
5.643% due 06/24/2024	5,398	5,399
5.759% due 10/22/2024	14,049	14,059
Ent Auto Receivables Trust 5.756% due 10/15/2024	1,616	1,617
Ford Credit Auto Lease Trust 5.688% due 10/15/2024	15,389	15,391
Ford Credit Auto Owner Trust 5.517% due 07/15/2024	3,396	3,396
GM Financial Consumer Automobile Receivables Trust 5.685% due 10/16/2024	13,144	13,148
HPEFS Equipment Trust 5.758% due 10/18/2024	3,568	3,571
Toyota Lease Owner Trust 5.658% due 09/20/2024	4,075	4,076
Volkswagen Auto Lease Trust 5.633% due 09/20/2024	6,119	6,119

Total Asset-Backed Securities (Cost $81,296)		81,322

SOVEREIGN ISSUES 0.7%
CPPIB Capital, Inc. 6.604% (SOFRINDX + 1.250%) due 04/04/2025 ~	17,000	17,200
Korea Development Bank 5.606% (SOFRINDX + 0.250%) due 03/09/2024 ~	6,647	6,667
Swedish Export Credit Corp. 6.402% due 02/23/2024 •	46,500	46,552

Total Sovereign Issues (Cost $70,395)		70,419

SHORT-TERM INSTRUMENTS 86.8%
CERTIFICATES OF DEPOSIT 0.0%
Mitsubishi UFJ Trust & Banking Corp. 5.950% due 05/17/2024	100	100

COMMERCIAL PAPER 4.2%
Arrow Electronics, Inc.
5.900% due 01/19/2024	1,750	1,744
5.900% due 01/22/2024	1,750	1,743
5.900% due 01/23/2024	15,700	15,634
5.900% due 01/24/2024	20,000	19,913
Cigna Corp.
5.650% due 01/16/2024	16,800	16,754
5.680% due 01/17/2024	12,800	12,763
Conagra Foods, Inc. 5.750% due 01/05/2024	2,200	2,198
ERAC USA Finance LLC
5.600% due 01/03/2024	8,800	8,793
5.600% due 01/08/2024	5,200	5,192
Fidelity National Information Services, Inc.
5.650% due 01/05/2024	18,200	18,181
5.700% due 01/16/2024	18,700	18,648
5.710% due 01/16/2024	18,700	18,648
Global Payments, Inc.
6.030% due 01/05/2024	1,100	1,099
6.030% due 01/11/2024	1,800	1,796
6.030% due 01/16/2024	9,900	9,870
6.030% due 01/17/2024	37,600	37,479
6.030% due 01/18/2024	8,900	8,870
Intercontinental Exchange, Inc.
5.600% due 01/02/2024	1,800	1,799
5.600% due 01/05/2024	2,600	2,597
Kinder Morgan, Inc. 5.700% due 01/22/2024	65,500	65,244

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2023 (Unaudited)

L3Harris Technologies, Inc. 5.800% due 01/16/2024	14,400	14,360
LVMH Moet Hennessy Louis Vuitton SE 5.490% due 01/29/2024	9,800	9,755
Marathon Oil Corp. 6.050% due 01/03/2024	8,400	8,394
Quanta Storage, Inc.
5.900% due 01/08/2024	8,900	8,886
5.900% due 01/09/2024	6,600	6,588
5.900% due 01/16/2024	3,100	3,091
5.900% due 01/17/2024	7,500	7,477
Southern California Edison Co.
5.700% due 01/08/2024	5,000	4,992
5.730% due 01/16/2024	22,900	22,835
5.730% due 01/17/2024	14,700	14,656
5.750% due 01/03/2024	2,900	2,898
5.800% due 01/02/2024	400	400
5.800% due 01/08/2024	300	299
VW Credit, Inc.
5.640% due 01/03/2024	26,500	26,480
5.700% due 01/04/2024	2,400	2,398
5.710% due 01/05/2024	250	250

		402,724

REPURCHASE AGREEMENTS (e) 82.2%		7,857,452

SHORT-TERM NOTES 0.4%
Carmax Auto Owner Trust 5.631% due 07/15/2024	8,993	8,993
Carvana Auto Receivables Trust 5.663% due 08/10/2024	36	36
Enterprise Fleet Financing LLC 5.906% due 10/21/2024	9,336	9,348
Federal Home Loan Bank 4.900% due 06/03/2024 (b)(c)	10,000	9,780
Fifth Third Auto Trust 5.618% due 08/15/2024	4,726	4,727
GECU Auto Receivables Trust 5.678% due 08/15/2024	528	528
M&T Equipment Notes 5.742% due 08/15/2024	5,613	5,611

		39,023

U.S. TREASURY BILLS 0.0%
5.378% due 03/07/2024 (a)(b)	1,800	1,783

Total Short-Term Instruments (Cost $8,301,341)		8,301,082

Total Investments in Securities (Cost $10,902,687)		10,903,990

Total Investments 114.1% (Cost $10,902,687)		$10,903,990
Other Assets and Liabilities, net (14.1)%		(1,349,088)

Net Assets 100.0%		$9,554,902

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	0.898%	05/28/2024	11/29/2023	$15,687	$15,721	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.450%	12/29/2023	01/02/2024	$1,000,000	U.S. Treasury Bills 0.000% due 12/26/2024	$(457,678)	$1,000,000	$1,000,606
U.S. Treasury Notes 0.250% - 5.000% due 09/30/2025	(563,216)
5.450	01/02/2024	01/03/2024	155,100	U.S. Treasury Notes 1.875% - 3.500% due 02/28/2027 - 01/31/2028	(158,229)	155,100	155,100
5.460	01/02/2024	01/03/2024	141,300	U.S. Treasury Notes 4.750% due 07/31/2025	(144,243)	141,300	141,300
5.490	01/02/2024	01/03/2024	94,300	U.S. Treasury Notes 4.125% due 06/15/2026	(96,245)	94,300	94,300
5.540	12/29/2023	01/05/2024	1,000,000	U.S. Treasury Notes 0.250% - 2.875% due 03/31/2025 - 08/15/2025	(1,021,253)	1,000,000	1,000,616
BPS	5.450	12/29/2023	01/02/2024	296,800	U.S. Treasury Notes 1.250% due 05/31/2028	(303,276)	296,800	296,980
5.470	01/02/2024	01/03/2024	600	U.S. Treasury Notes 2.750% due 05/31/2029	(612)	600	600
5.600	12/29/2023	01/02/2024	100	U.S. Treasury Notes 1.875% due 02/15/2032	(102)	100	100
5.640	12/29/2023	01/02/2024	300	U.S. Treasury Notes 0.500% due 06/30/2027	(306)	300	300
BRC	5.410	01/02/2024	01/03/2024	15,300	U.S. Treasury Notes 4.250% due 12/31/2025	(15,606)	15,300	15,300
5.480	01/02/2024	01/03/2024	114,200	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	(116,426)	114,200	114,200
5.590	12/29/2023	01/02/2024	65,100	U.S. Treasury Notes 3.625% due 05/15/2026	(66,455)	65,100	65,140
5.640	12/29/2023	01/02/2024	3,300	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2024	(3,366)	3,300	3,302
BSN	5.340	12/29/2023	01/02/2024	210,000	U.S. Treasury Notes 3.750% due 06/30/2030	(214,038)	210,000	210,125
DEU	5.150	12/29/2023	01/02/2024	7,600	U.S. Treasury Notes 0.625% due 05/15/2030	(7,750)	7,600	7,604
5.480	01/02/2024	01/03/2024	434,100	U.S. Treasury Bonds 3.750% due 08/15/2041	(442,724)	434,100	434,100
5.510	01/02/2024	01/03/2024	58,500	U.S. Treasury Inflation Protected Securities 1.375% due 02/15/2044	(59,652)	58,500	58,500
5.600	12/29/2023	01/02/2024	37,800	U.S. Treasury Bonds 3.875% due 05/15/2043	(38,483)	37,800	37,824
FICC	2.600	12/29/2023	01/02/2024	7,348	U.S. Treasury Notes 4.875% due 11/30/2025	(7,495)	7,348	7,350
5.330	12/29/2023	01/02/2024	282,000	U.S. Treasury Bonds 2.375% - 3.250% due 02/15/2042 - 05/15/2042	(287,640)	282,000	282,167
JPS	5.360	11/02/2023	TBD(2)	150,004	U.S. Treasury Bonds 2.000% due 08/15/2051	(184,302)	150,004	151,360
5.490	01/02/2024	01/03/2024	416,500	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2026	(235,728)	416,500	416,500
U.S. Treasury Notes 4.125% due 01/31/2025	(189,291)
5.640	12/29/2023	01/02/2024	83,700	U.S. Treasury Notes 0.750% due 05/31/2026	(85,461)	83,700	83,752
MBC	5.550	12/29/2023	01/02/2024	498,600	U.S. Treasury Notes 0.250% - 3.625% due 08/15/2024 - 02/15/2031	(408,520)	498,600	498,908
U.S. Treasury STRIPS 0.000% due 11/15/2045 - 05/15/2049	(107,887)
NXN	5.400	12/29/2023	01/02/2024	87,500	U.S. Treasury Bonds 1.375% due 11/15/2040	(89,229)	87,500	87,553
SAL	5.390	12/29/2023	01/02/2024	525,000	U.S. Treasury Notes 0.375% - 0.750% due 07/15/2024 - 03/31/2026	(536,328)	525,000	525,314
5.400	12/29/2023	01/02/2024	521,400	U.S. Treasury Notes 0.375% due 01/31/2026	(532,708)	521,400	521,713
5.420	12/29/2023	01/02/2024	525,000	U.S. Treasury Notes 0.875% due 09/30/2026	(536,428)	525,000	525,315
5.450	12/29/2023	01/02/2024	366,400	U.S. Treasury Notes 0.625% due 07/31/2026	(374,554)	366,400	366,622
5.510	01/02/2024	01/03/2024	17,100	U.S. Treasury Notes 0.375% due 01/31/2026	(17,463)	17,100	17,100
SCX	5.510	01/02/2024	01/03/2024	26,300	U.S. Treasury Bonds 2.250% due 02/15/2052	(26,801)	26,300	26,300
5.640	12/29/2023	01/02/2024	16,200	U.S. Treasury Bonds 1.125% - 2.250% due 08/15/2040 - 02/15/2052	(16,359)	16,200	16,210
SGY	5.350	12/29/2023	01/02/2024	700,000	U.S. Treasury Bonds 3.875% due 05/15/2043	(405,366)	700,000	700,416

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2023 (Unaudited)

	U.S. Treasury Notes 4.000% due 07/31/2030		(305,862)

Total Repurchase Agreements			$(8,057,082)	$7,857,452	$7,862,577

Cash of $30,684 has been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)			Includes accrued interest.
(2)			Open maturity repurchase agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$896,108	$0	$896,108
Industrials	0	434,459	0	434,459
Utilities	0	133,984	0	133,984
U.S. Government Agencies	0	978,855	0	978,855
U.S. Treasury Obligations	0	7,761	0	7,761
Asset-Backed Securities	0	81,322	0	81,322
Sovereign Issues	0	70,419	0	70,419
Short-Term Instruments
Certificates of Deposit	0	100	0	100
Commercial Paper	0	402,724	0	402,724
Repurchase Agreements	0	7,857,452	0	7,857,452
Short-Term Notes	0	39,023	0	39,023
U.S. Treasury Bills	0	1,783	0	1,783

Total Investments	$0	$10,903,990	$0	$10,903,990

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.5% ¤
CORPORATE BONDS & NOTES 11.7%
BANKING & FINANCE 7.3%
American Express Co. 6.109% (SOFRINDX + 0.720%) due 05/03/2024 ~	$1,040	$1,041
American Honda Finance Corp.
6.036% due 01/10/2025	33,900	33,936
6.106% due 11/22/2024	55,400	55,496
Asian Development Bank 5.580% due 05/28/2024	20,000	20,010
Athene Global Funding 0.950% due 01/08/2024	1,977	1,976
Banco Santander SA
2.706% due 06/27/2024	58,080	57,322
5.742% due 06/30/2024	24,650	24,647
6.643% due 05/24/2024	3,200	3,210
Bank of America Corp.
2.456% due 10/22/2025 •	40,000	38,959
3.093% due 10/01/2025 •	85,971	84,318
Bank of America NA 6.182% due 08/18/2025	21,700	21,758
Bank of Montreal
3.300% due 02/05/2024	2,000	1,994
4.250% due 09/14/2024	21,508	21,317
Bank of Nova Scotia
2.440% due 03/11/2024	2,000	1,988
5.767% (SOFRRATE + 0.380%) due 07/31/2024 ~	600	600
Banque Federative du Credit Mutuel SA 0.650% due 02/27/2024	4,800	4,764
Barclays PLC
3.650% due 03/16/2025	6,000	5,871
3.932% due 05/07/2025 •	3,775	3,749
BNP Paribas SA
3.375% due 01/09/2025	25,400	24,884
3.800% due 01/10/2024	66,493	66,465
BPCE SA 4.000% due 04/15/2024	13,263	13,205
CNH Industrial Capital LLC 4.200% due 01/15/2024	6,520	6,515
Cooperatieve Rabobank UA
2.625% due 07/22/2024	4,000	3,939
5.667% due 01/12/2024	3,200	3,200
Credit Suisse AG
0.495% due 02/02/2024	800	796
3.625% due 09/09/2024	37,452	36,939
4.750% due 08/09/2024	14,425	14,342
5.779% (SOFRINDX + 0.390%) due 02/02/2024 ~	12,600	12,595
Crown Castle, Inc. 3.200% due 09/01/2024	39,724	39,089
Danske Bank AS 5.375% due 01/12/2024	25,657	25,652
DBS Group Holdings Ltd. 6.026% due 09/12/2025	73,700	73,794
Deutsche Bank AG 3.700% due 05/30/2024	16,000	15,838
General Motors Financial Co., Inc. 5.100% due 01/17/2024	15,500	15,495
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •	23,318	22,926
3.625% due 02/20/2024	14,000	13,958
4.000% due 03/03/2024	39,197	39,087
5.861% due 10/21/2024 •	5,082	5,076
5.865% (SOFRRATE + 0.490%) due 10/21/2024 ~	925	924
5.923% due 09/10/2024	30,780	30,734
ING Groep NV 3.550% due 04/09/2024	4,000	3,978
International Bank for Reconstruction & Development 5.812% due 06/17/2024	250	250
JPMorgan Chase & Co. 3.845% due 06/14/2025	5,648	5,604
Mitsubishi UFJ Financial Group, Inc. 2.801% due 07/18/2024	2,800	2,760
Morgan Stanley
0.790% due 05/30/2025	11,639	11,382

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2023 (Unaudited)

2.720% due 07/22/2025	12,199	11,999
6.007% (SOFRRATE + 0.625%) due 01/24/2025 ~	1,000	999
Nationwide Building Society 0.550% due 01/22/2024	3,000	2,992
NatWest Markets PLC 0.800% due 08/12/2024	4,498	4,367
Pacific Life Global Funding 6.216% (SOFRRATE + 0.800%) due 12/06/2024 ~	20,100	20,016
Protective Life Global Funding 6.469% due 12/11/2024 •	8,600	8,637
Public Storage Operating Co.
5.846% (SOFRRATE + 0.470%) due 04/23/2024 ~	2,801	2,801
5.981% due 07/25/2025	6,200	6,217
Santander U.K. PLC
2.875% due 06/18/2024	7,789	7,692
4.000% due 03/13/2024	2,940	2,930
Societe Generale SA 3.875% due 03/28/2024	4,875	4,852
Sumitomo Mitsui Financial Group, Inc.
2.448% due 09/27/2024	20,292	19,861
2.696% due 07/16/2024	60,000	59,137
Toyota Motor Credit Corp.
5.697% (SOFRINDX + 0.330%) due 01/11/2024 ~	4,020	4,020
5.711% due 09/13/2024	418	418
5.920% due 08/22/2024	90,397	90,491
6.050% (SOFRRATE + 0.620%) due 03/22/2024 ~	1,000	1,001
Westpac Banking Corp. 6.411% due 02/26/2024	475	475

		1,121,288

INDUSTRIALS 4.0%
Altria Group, Inc. 4.000% due 01/31/2024	1,018	1,016
Anheuser-Busch InBev Worldwide, Inc. 6.427% (TSFR3M + 1.002%) due 01/12/2024 ~	2,000	2,000
BAT Capital Corp.
2.789% due 09/06/2024	32,509	31,862
3.222% due 08/15/2024	58,757	57,823
Baxter International, Inc. 1.322% due 11/29/2024	10,920	10,521
Bayer U.S. Finance LLC 3.375% due 10/08/2024	45,724	44,819
Becton Dickinson & Co. 3.363% due 06/06/2024	4,390	4,349
BMW U.S. Capital LLC
5.776% due 08/12/2024	600	601
5.966% due 04/01/2024	2,450	2,451
Boeing Co. 1.433% due 02/04/2024	182,700	181,934
Charter Communications Operating LLC 4.500% due 02/01/2024	6,725	6,714
Conagra Brands, Inc. 4.300% due 05/01/2024	3,890	3,870
Energy Transfer LP
3.900% due 05/15/2024	9,290	9,222
4.250% due 04/01/2024	14,777	14,723
4.500% due 04/15/2024	3,685	3,672
4.900% due 02/01/2024	5,062	5,057
Fiserv, Inc. 2.750% due 07/01/2024	51,890	51,130
Georgia-Pacific LLC 0.625% due 05/15/2024	8,355	8,206
HCA, Inc. 5.000% due 03/15/2024	22,038	22,000
Hyatt Hotels Corp. 1.800% due 10/01/2024	10,000	9,707
Hyundai Capital America 0.800% due 01/08/2024	18,470	18,458
Keurig Dr Pepper, Inc. 0.750% due 03/15/2024	1,400	1,386
Kinder Morgan Energy Partners LP 4.300% due 05/01/2024	18,180	18,087
McCormick & Co., Inc. 3.150% due 08/15/2024	14,000	13,785
Microchip Technology, Inc. 0.972% due 02/15/2024	9,810	9,752
NetApp, Inc. 3.300% due 09/29/2024	4,580	4,503
NTT Finance Corp. 0.583% due 03/01/2024	1,200	1,190
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	7,502	7,413
Phillips 66 Co. 0.900% due 02/15/2024	3,800	3,777

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2023 (Unaudited)

Reckitt Benckiser Treasury Services PLC 2.750% due 06/26/2024	800	789
Siemens Financieringsmaatschappij NV 5.848% due 03/11/2024	6,000	6,002
Tyson Foods, Inc. 3.950% due 08/15/2024	40,195	39,751
VMware, Inc. 1.000% due 08/15/2024	4,031	3,917
Volkswagen Group of America Finance LLC 6.366% due 06/07/2024	6,300	6,309

		606,796

UTILITIES 0.4%
AT&T, Inc. 0.900% due 03/25/2024	5,899	5,835
Dominion Energy, Inc. 3.071% due 08/15/2024 þ	6,400	6,297
Florida Power & Light Co. 5.747% (SOFRINDX + 0.380%) due 01/12/2024 ~	7,476	7,476
NextEra Energy Capital Holdings, Inc.
2.940% due 03/21/2024	2,410	2,395
6.449% (SOFRINDX + 1.020%) due 03/21/2024 ~	16,144	16,150
Southern California Edison Co.
0.975% due 08/01/2024	1,634	1,592
1.100% due 04/01/2024	10,277	10,165
Sprint LLC 7.125% due 06/15/2024	13,805	13,874

		63,784

Total Corporate Bonds & Notes (Cost $1,788,474)		1,791,868

U.S. GOVERNMENT AGENCIES 5.6%
Federal Home Loan Bank
5.300% due 05/17/2024	51,500	51,476
5.330% due 05/24/2024	39,000	39,000
5.350% due 05/17/2024	10,000	9,995
5.360% due 05/10/2024	23,000	22,989
5.370% due 05/21/2024	16,000	15,994
5.400% due 05/30/2024	65,000	64,978
5.420% due 03/06/2024 - 05/30/2024	173,700	173,676
5.460% due 05/03/2024 - 05/20/2024 •	49,100	49,108
5.470% due 06/18/2024	40,000	39,988
5.640% due 09/16/2024	60,000	59,989
5.660% due 08/26/2024 - 09/20/2024	204,273	204,266
5.720% due 09/27/2024	131,000	130,994

Total U.S. Government Agencies (Cost $862,563)		862,453

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
2.250% due 01/31/2024	7,300	7,282

Total U.S. Treasury Obligations (Cost $7,285)		7,282

ASSET-BACKED SECURITIES 0.5%
BMW Vehicle Lease Trust 5.687% due 10/25/2024	12,248	12,253
Dell Equipment Finance Trust
5.643% due 06/24/2024	4,199	4,199
5.759% due 10/22/2024	10,704	10,712
Ent Auto Receivables Trust 5.756% due 10/15/2024	2,127	2,128
Ford Credit Auto Lease Trust 5.688% due 10/15/2024	19,808	19,810
Ford Credit Auto Owner Trust 5.517% due 07/15/2024	1,973	1,973
GM Financial Consumer Automobile Receivables Trust 5.685% due 10/16/2024	11,475	11,478
HPEFS Equipment Trust 5.758% due 10/18/2024	2,153	2,155
Toyota Lease Owner Trust 5.658% due 09/20/2024	5,162	5,163
Volkswagen Auto Lease Trust 5.633% due 09/20/2024	9,178	9,179

Total Asset-Backed Securities (Cost $79,027)		79,050

SOVEREIGN ISSUES 0.4%
CPPIB Capital, Inc. 6.604% (SOFRINDX + 1.250%) due 04/04/2025 ~	54,650	55,294

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2023 (Unaudited)

Swedish Export Credit Corp. 6.402% due 02/23/2024 •		7,000	7,008

Total Sovereign Issues (Cost $62,278)			62,302

SHORT-TERM INSTRUMENTS 88.2%
COMMERCIAL PAPER 9.3%
Arrow Electronics, Inc.
5.900% due 01/19/2024		3,750	3,737
5.900% due 01/22/2024		3,750	3,735
5.900% due 01/23/2024		23,400	23,302
5.900% due 01/24/2024		29,350	29,223
Bank Of Nova Scotia
5.250% due 01/22/2024	CAD	80,000	60,164
5.251% due 02/05/2024		121,000	90,814
5.320% due 02/01/2024		120,000	90,116
Canadian Imperial Bank of Commerce
5.229% due 02/27/2024		7,200	5,387
5.271% due 02/07/2024		180,800	135,662
Cigna Corp.
5.650% due 01/16/2024		$38,250	38,145
5.680% due 01/17/2024		29,800	29,713
Conagra Foods, Inc. 5.750% due 01/05/2024		3,300	3,296
Constellation Brands, Inc. 5.790% due 01/08/2024		6,600	6,589
ERAC USA Finance LLC
5.600% due 01/03/2024		21,250	21,234
5.600% due 01/08/2024		12,300	12,281
Fidelity National Information Services, Inc.
5.650% due 01/05/2024		29,700	29,669
5.700% due 01/16/2024		29,200	29,120
5.710% due 01/16/2024		28,800	28,721
Global Payments, Inc.
6.030% due 01/05/2024		2,600	2,597
6.030% due 01/11/2024		4,050	4,041
6.030% due 01/16/2024		22,400	22,331
6.030% due 01/17/2024		84,100	83,829
6.030% due 01/18/2024		15,150	15,099
Intercontinental Exchange, Inc.
5.600% due 01/02/2024		3,800	3,798
5.600% due 01/05/2024		5,950	5,943
Kinder Morgan, Inc. 5.700% due 01/22/2024		101,600	101,203
L3Harris Technologies, Inc. 5.800% due 01/16/2024		28,750	28,671
Marathon Oil Corp. 6.050% due 01/03/2024		15,100	15,089
Marriott International, Inc.
5.700% due 01/16/2024		3,570	3,560
5.700% due 01/19/2024		1,754	1,748
Quanta Storage, Inc.
5.900% due 01/02/2024		1,400	1,399
5.900% due 01/08/2024		21,650	21,615
5.900% due 01/09/2024		15,900	15,872
5.900% due 01/16/2024		6,900	6,880
5.900% due 01/17/2024		15,500	15,452
Royal Bank of Canada
5.250% due 02/05/2024	CAD	23,600	17,711
5.250% due 02/06/2024		19,000	14,257
5.329% due 01/15/2024		131,500	98,993
5.342% due 01/31/2024		23,400	17,574
Southern California Edison Co.
5.700% due 01/08/2024		$11,500	11,482
5.730% due 01/16/2024		52,400	52,251
5.730% due 01/17/2024		32,250	32,153
5.750% due 01/03/2024		5,939	5,934
5.750% due 01/04/2024		876	875
5.800% due 01/02/2024		700	700
5.800% due 01/04/2024		300	300
5.800% due 01/08/2024		400	399
Toronto-Dominion Bank
5.190% due 01/08/2024	CAD	19,900	14,997
5.321% due 01/15/2024		108,000	81,311
5.328% due 02/01/2024		15,573	11,697
VW Credit, Inc.
5.640% due 01/03/2024		$65,100	65,051
5.700% due 01/04/2024		5,400	5,395
5.710% due 01/05/2024		400	400

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2023 (Unaudited)

5.720% due 01/08/2024		581	580

			1,422,095

REPURCHASE AGREEMENTS (c) 58.3%			8,932,678

SHORT-TERM NOTES 1.2%
Carmax Auto Owner Trust 5.631% due 07/15/2024		7,358	7,358
Enterprise Fleet Financing LLC 5.906% due 10/21/2024		22,673	22,702
Federal Home Loan Bank 5.450% due 03/26/2024		137,000	137,015
Fifth Third Auto Trust 5.618% due 08/15/2024		6,687	6,688
M&T Equipment Notes 5.742% due 08/15/2024		5,613	5,611
Verdant Receivables LLC 5.822% due 08/12/2024		1,520	1,520

			180,894

JAPAN TREASURY BILLS 19.2%
(0.217)% due 01/09/2024 - 03/25/2024 (a)(b)	JPY	414,770,000	2,942,267

U.S. TREASURY BILLS 0.2%
5.406% due 02/15/2024 - 03/28/2024 (a)(b)(e)		$25,431	25,223

Total Short-Term Instruments (Cost $13,351,492)			13,503,157

Total Investments in Securities (Cost $16,151,119)			16,306,112

Total Investments 106.5% (Cost $16,151,119)			$16,306,112
Financial Derivative Instruments (d) (0.9)%(Cost or Premiums, net $0)			(137,166)
Other Assets and Liabilities, net (5.6)%			(858,047)

Net Assets 100.0%			$15,310,899

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	5.480%	01/02/2024	01/03/2024	$500,000	U.S. Treasury Bonds 4.000% due 11/15/2052	$(507,591)	$500,000	$500,000
U.S. Treasury Notes 2.625% due 07/31/2029	(510,263)	500,000	500,000
5.640	12/29/2023	01/02/2024	500,000	U.S. Treasury Bonds 4.000% due 11/15/2052	(504,405)	500,000	500,313
U.S. Treasury Notes 2.625% due 07/31/2029	(509,419)	500,000	500,313
BOS	5.450	12/29/2023	01/02/2024	650,000	U.S. Treasury Bills 0.000% due 12/26/2024	(663,746)	650,000	650,394
5.460	12/14/2023	01/16/2024	1,000,000	U.S. Treasury Notes 1.500% - 2.875% due 02/15/2025 - 06/15/2025	(1,020,266)	1,000,000	1,002,882
5.540	12/29/2023	01/05/2024	500,000	U.S. Treasury Notes 2.875% due 06/15/2025	(510,755)	500,000	500,308
BRC	5.480	01/02/2024	01/03/2024	71,700	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	(73,097)	71,700	71,700
CEW	4.970	12/28/2023	01/04/2024	CAD	250,000	Province of Alberta 3.300% due 12/01/2046	(33,519)	188,672	188,801
Province of Ontario 2.050% - 2.650% due 06/02/2030 - 12/02/2050	(158,220)
DEU	5.150	12/29/2023	01/02/2024	$227,300	U.S. Treasury Bonds 3.250% due 05/15/2042	(194,277)	227,300	227,430
U.S. Treasury Notes 0.625% due 05/15/2030	(37,319)
5.420	12/29/2023	01/02/2024	1,100	U.S. Treasury Bonds 3.750% due 08/15/2041	(1,122)	1,100	1,101
FICC	2.600	12/29/2023	01/02/2024	9,748	U.S. Treasury Notes 0.375% due 11/30/2025	(9,943)	9,748	9,751
5.330	12/29/2023	01/02/2024	442,800	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2031	(25,439)	442,800	443,062
U.S. Treasury Notes 2.875% - 3.500% due 05/15/2032 - 02/15/2033	(426,217)
JPS	5.360	11/02/2023	TBD(2)	299,999	U.S. Treasury Bonds 2.000% - 3.875% due 08/15/2040 - 08/15/2051	(360,299)	299,999	302,711
MBC	5.470	12/27/2023	01/03/2024	500,000	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(379,893)	500,000	500,456
U.S. Treasury Notes 4.500% due 11/15/2033	(134,957)
NXN	5.400	12/29/2023	01/02/2024	162,500	U.S. Treasury Bonds 1.375% due 11/15/2040	(165,711)	162,500	162,597
SAL	5.390	12/29/2023	01/02/2024	566,200	U.S. Treasury Notes 0.375% due 07/15/2024	(578,403)	566,200	566,539
5.400	12/29/2023	01/02/2024	464,800	U.S. Treasury Notes 0.375% due 01/31/2026	(474,881)	464,800	465,079
5.420	12/29/2023	01/02/2024	924,600	U.S. Treasury Notes 0.875% due 09/30/2026	(944,729)	924,600	925,157
SGY	5.350	12/29/2023	01/02/2024	920,500	U.S. Treasury Bonds 2.250% - 2.750% due 05/15/2041 - 11/15/2047	(607,643)	920,500	921,047
U.S. Treasury Notes 4.000% - 4.125% due 12/15/2025 - 11/15/2032	(326,460)
SSB	2.600	12/29/2023	01/02/2024	2,759	U.S. Treasury Notes 0.250% due 07/31/2025(3)	(2,814)	2,759	2,760

Total Repurchase Agreements	$(9,161,388)	$8,932,678	$8,942,401

Cash of $55,692 has been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)	Collateral is held in custody by the counterparty.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	AUD	24,131	$15,985	$0	$(460)
BOA	01/2024	JPY	73,054,563	495,061	0	(23,292)
01/2024	$1,602	GBP	1,266	11	0

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2023 (Unaudited)

BPS	01/2024	CAD	131,500		$96,719	0	(2,630)
	01/2024	JPY	65,699,283		448,095	0	(18,069)
	01/2024		$1,275,146	JPY	187,704,100	56,692	0
	02/2024	CAD	7,200		$5,301	0	(140)
BRC	01/2024	JPY	128,650,000		875,952	0	(36,940)
	02/2024		30,000,000		202,327	0	(12,138)
	03/2024		30,300,000		216,292	0	(1,269)
DUB	01/2024	CAD	378,138		283,397	532	(2,784)
FAR	01/2024		$35,912	AUD	53,019	220	0
JPM	02/2024	CAD	42,600		$31,206	0	(987)
	06/2024	KRW	270,245		207	0	(4)
MBC	01/2024	AUD	9,829		6,517	0	(181)
	01/2024	JPY	27,600,000		187,099	0	(9,350)
	01/2024		$1,840	CAD	2,490	41	0
MYI	01/2024	JPY	42,832,844		$290,532	0	(13,384)
	03/2024		187,660,000		1,289,882	0	(54,605)
	06/2024	KRW	37,054		29	0	0
NGF	01/2024	JPY	91,000		619	0	(27)
	03/2024		10,300,000		73,518	0	(438)
RBC	01/2024	CAD	103,400		75,075	0	(3,052)
	02/2024		256,573		185,517	0	(8,371)
SSB	01/2024	JPY	15,409		109	0	0
TOR	02/2024	CAD	180,800		131,549	0	(5,087)
	02/2024	JPY	260,000		1,757	0	(96)
UAG	01/2024	AUD	7,946		5,272	0	(143)
	01/2024	JPY	4,509,305		30,780	0	(1,215)

Total Forward Foreign Currency Contracts						$57,496	$(194,662)

(e)

Securities with an aggregate market value of $24,880 and cash of $156,335 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$1,121,288	$0	$1,121,288
Industrials				0	606,796	0	606,796
Utilities				0	63,784	0	63,784
U.S. Government Agencies				0	862,453	0	862,453
U.S. Treasury Obligations				0	7,282	0	7,282
Asset-Backed Securities				0	79,050	0	79,050
Sovereign Issues				0	62,302	0	62,302
Short-Term Instruments
Commercial Paper				0	1,422,095	0	1,422,095
Repurchase Agreements				0	8,932,678	0	8,932,678
Short-Term Notes				0	180,894	0	180,894
Japan Treasury Bills				0	2,942,267	0	2,942,267
U.S. Treasury Bills				0	25,223	0	25,223

Total Investments				$0	$16,306,112	$0	$16,306,112

Financial Derivative Instruments - Assets
Over the counter				$0	$57,496	$0	$57,496

Financial Derivative Instruments - Liabilities
Over the counter				$0	$(194,662)	$0	$(194,662)

Total Financial Derivative Instruments				$0	$(137,166)	$0	$(137,166)

Totals				$0	$16,168,946	$0	$16,168,946

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Short-Term Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 173.8% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(a)	$2,000	$4

Total Corporate Bonds & Notes (Cost $1,035)		4

U.S. GOVERNMENT AGENCIES 86.1%
Fannie Mae
2.693% due 03/01/2030 •	35	35
3.324% due 03/25/2027 ~	1	1
3.731% due 02/01/2035 •	3	3
3.810% due 04/01/2037 •	1	1
3.814% due 01/01/2037 •	1	1
3.963% due 02/01/2034 •	8	8
3.993% due 01/01/2033 •	4	4
3.995% due 02/01/2035 •	67	67
4.060% due 03/01/2030	420	413
4.105% due 12/01/2035 •	148	148
4.119% due 08/25/2042 ~	9	9
4.125% due 01/01/2033 •	6	6
4.140% due 08/01/2032 •	2	2
4.155% due 03/01/2034 •	10	10
4.172% due 05/01/2037 •	155	155
4.190% due 04/01/2033 •	4	4
4.197% due 01/01/2034 •	1	1
4.213% due 03/01/2035 •	40	40
4.256% due 03/01/2033 •	55	55
4.290% due 01/01/2036 •	1	1
4.310% due 03/01/2033 •	1	1
4.314% due 11/01/2035 •	1	1
4.321% due 02/01/2034 •	27	27
4.364% due 07/01/2027 •	1	1
4.387% due 04/01/2034 •	5	5
4.394% due 07/01/2029 •	4	4
4.400% due 01/01/2033 •	1	1
4.425% due 04/01/2035 •	2	2
4.440% due 05/01/2036 •	16	16
4.464% due 05/01/2036 •	23	23
4.500% due 05/01/2032 - 04/01/2035 •	94	93
4.550% due 03/01/2035 •	1	1
4.590% due 05/01/2036 •	10	10
4.592% due 12/01/2034 •	22	22
4.605% due 04/01/2033 •	70	69
4.655% due 07/01/2035 •	19	19
4.659% due 05/01/2033 •	3	3
4.662% due 07/01/2026 •	23	23
4.665% due 12/01/2032 •	7	7
4.726% due 10/01/2034 •	32	31
4.733% due 01/01/2036 •	1	1
4.744% due 09/01/2033 •	14	14
4.766% due 08/01/2026	390	391
4.793% due 12/25/2042 ~	59	57
4.837% due 01/01/2036 •	54	55
4.852% due 06/01/2037 •	6	6
4.857% due 02/01/2035 •	9	9
4.870% due 05/01/2032 •	4	4
4.873% due 02/01/2036 •	29	29
4.885% due 04/01/2035 •	6	6
4.887% due 07/01/2033 •	1	1
4.893% due 03/01/2034 •	187	185
4.895% due 07/01/2033 •	27	27
4.907% due 02/01/2035 •	5	5
4.913% due 04/01/2033 - 09/01/2033 •	13	14
4.915% due 10/01/2032 - 09/01/2034 •	26	25
4.945% due 04/01/2034 •	17	17
4.987% due 05/01/2036 •	19	19
4.990% due 11/01/2033 •	31	31
5.000% due 01/01/2033 •	1	1
5.025% due 05/01/2030 •	11	11
5.070% due 04/01/2028 •	9	9
5.100% due 02/01/2034 •	52	51

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

5.121% due 06/01/2035 •	32	32
5.156% due 03/01/2033 •	11	11
5.175% due 03/01/2035 •	20	20
5.235% due 01/01/2035 •	11	10
5.327% due 08/01/2033 •	14	14
5.391% due 04/01/2040 •	79	80
5.418% due 09/01/2035 •	10	10
5.438% due 05/01/2034 •	3	3
5.461% due 11/01/2027 •	1	1
5.470% due 07/01/2037 •	26	27
5.488% due 02/01/2034 •	15	15
5.500% due 06/01/2034 - 11/01/2036 •	122	121
5.503% due 12/25/2036 •	36	34
5.563% due 03/25/2034 •	9	9
5.580% due 12/01/2036 •	2	2
5.620% due 12/01/2034 •	5	5
5.625% due 09/01/2033 •	24	24
5.705% due 06/01/2036 •	6	6
5.740% due 11/01/2032 •	3	3
5.752% due 01/25/2034 ~	6	6
5.795% due 08/01/2033 •	1	1
5.799% due 11/01/2034 •	2	2
5.802% due 05/25/2042 •	10	10
5.802% due 09/25/2042 ~	95	95
5.807% due 07/01/2035 •	1	0
5.816% due 10/01/2033 •	2	2
5.818% due 10/01/2035 •	28	27
5.846% due 11/01/2034 •	30	30
5.852% due 06/25/2029 - 12/25/2033 •	13	13
5.852% due 06/25/2032 - 03/25/2033 ~	5	5
5.853% due 05/18/2032 •	10	10
5.875% due 10/01/2034 •	2	2
5.876% due 12/01/2036 •	30	31
5.877% due 06/01/2035 •	6	6
5.892% due 05/25/2036 •	4	4
5.902% due 10/25/2030 •	11	11
5.903% due 09/17/2027 - 10/18/2030 •	21	21
5.920% due 11/01/2034 •	8	8
5.945% due 11/01/2033 •	101	100
5.950% due 11/01/2047 •	105	105
5.952% due 08/25/2031 - 01/25/2033 •	16	16
5.953% due 11/18/2030 •	6	6
5.972% due 08/01/2035 •	13	14
5.978% due 07/01/2035 •	4	4
5.980% due 12/01/2035 •	5	5
5.986% due 11/01/2033 •	44	44
6.000% due 12/01/2033 - 06/01/2034 •	10	10
6.000% due 02/25/2044 - 08/25/2044	16	16
6.001% due 01/01/2033 •	2	2
6.002% due 12/25/2030 •	10	10
6.005% due 10/01/2033 •	21	21
6.021% due 11/01/2034 •	3	3
6.054% due 06/01/2032 •	2	2
6.065% due 11/01/2033 •	13	13
6.079% due 01/01/2038 •	1	1
6.102% due 11/25/2031 •	15	15
6.104% due 11/01/2040 •	1	1
6.129% due 07/01/2042 - 07/01/2044 •	133	129
6.152% due 04/25/2032 •	11	11
6.161% due 07/01/2035 •	8	8
6.164% due 10/01/2035 •	6	6
6.179% due 09/01/2041 •	9	9
6.205% due 08/01/2033 •	5	5
6.225% due 12/01/2035 •	164	163
6.250% due 05/25/2042	12	13
6.297% due 11/01/2031 •	8	8
6.315% due 08/01/2037 •	280	278
6.330% due 10/01/2033 •	8	8
6.345% due 06/01/2034 •	61	61
6.393% due 09/01/2035 •	55	55
6.400% due 11/01/2032 •	5	5
6.452% due 04/25/2032 •	7	7
6.500% due 11/01/2026 •	18	18
6.500% due 01/25/2044	158	162
6.633% due 12/01/2030 •	1	1
6.639% due 11/01/2035 •	11	11
6.669% due 09/01/2037 •	140	141
6.703% due 12/01/2032 •	47	47
6.705% due 11/01/2035 •	12	12
6.719% due 08/01/2028 •	17	17
6.721% due 09/01/2035 •	43	44
6.773% due 11/01/2035 •	3	3
6.947% due 01/01/2035 •	1	1
7.000% due 10/01/2033 - 02/25/2044	16	16
7.036% due 07/01/2035 •	2	2
7.042% due 07/01/2034 •	32	33

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

7.075% due 01/01/2033 •	2	2
7.081% due 01/01/2035 •	5	5
7.123% due 07/01/2035 •	4	4
7.127% due 07/01/2034 •	41	41
7.184% due 02/01/2037 •	6	6
7.213% due 01/01/2035 •	16	16
7.224% due 02/01/2035 •	11	11
7.283% due 05/01/2035 •	29	29
7.290% due 09/01/2033 •	15	15
7.340% due 05/01/2034 •	34	34
7.500% due 05/25/2042	13	14
8.269% due 09/01/2024 •	8	8
Freddie Mac
3.000% due 02/01/2048	2,349	2,118
3.590% due 09/01/2030 •	33	32
3.786% due 03/01/2035 •	7	7
3.955% due 12/01/2036 •	17	17
4.000% due 12/01/2034 •	90	90
4.006% due 02/01/2037 •	2	2
4.104% due 01/01/2037 •	2	2
4.140% due 01/01/2030 •	13	13
4.322% due 03/01/2036 •	60	61
4.370% due 02/01/2036 •	4	4
4.460% due 02/01/2035 •	31	31
4.499% due 12/01/2032 •	3	3
4.500% due 04/15/2032	106	104
4.511% due 04/01/2036 •	83	82
4.530% due 03/01/2036 •	108	107
4.566% due 01/01/2035 •	2	2
4.578% due 04/01/2034 •	33	32
4.583% due 03/01/2032 •	19	19
4.593% due 03/01/2036 •	2	2
4.655% due 09/01/2037 •	194	192
4.749% due 04/01/2030 •	16	16
4.929% due 04/01/2034 •	1	1
4.962% due 03/01/2035 •	17	17
4.967% due 01/01/2034 •	55	55
5.038% due 12/01/2035 •	7	7
5.039% due 04/01/2032 •	33	33
5.221% due 01/01/2036 •	7	7
5.250% due 04/01/2032 •	6	6
5.374% due 05/01/2035 •	48	48
5.394% due 08/01/2035 •	1	1
5.488% due 07/01/2035 •	1	1
5.500% due 10/15/2032	4	4
5.631% due 07/01/2033 •	1	1
5.730% due 08/25/2031 •	162	164
5.731% due 07/01/2035 •	8	8
5.732% due 09/25/2031 •	87	88
5.753% due 03/15/2036 •	1	1
5.802% due 06/25/2029 •	43	41
5.803% due 02/15/2029 - 03/15/2029 •	15	15
5.840% due 01/01/2036 •	2	2
5.852% due 05/25/2043 •	644	634
5.853% due 07/15/2026 - 01/15/2033 •	37	38
5.903% due 03/15/2024 - 08/15/2029 •	10	10
5.915% due 08/01/2035 •	81	81
5.949% due 06/01/2035 •	2	2
5.953% due 10/15/2026 - 01/15/2032 •	9	8
5.975% due 08/01/2033 •	2	2
5.981% due 08/01/2035 •	22	22
5.990% due 12/01/2034 •	1	1
6.000% due 01/15/2029 - 05/01/2035	11	12
6.000% due 09/01/2034 •	3	3
6.003% due 08/15/2029 - 03/15/2032 •	29	30
6.021% due 09/01/2035 •	1	1
6.053% due 06/15/2029 •	15	15
6.053% due 12/15/2031 ~	7	7
6.090% due 09/01/2035 •	1	1
6.142% due 01/01/2030 •	45	45
6.155% due 10/01/2027 •	1	1
6.165% due 11/01/2034 •	113	113
6.200% due 07/01/2033 •	5	5
6.209% due 07/01/2037 •	45	44
6.212% due 10/25/2044 - 02/25/2045 •	322	295
6.230% due 11/01/2036 •	228	225
6.250% due 09/01/2035 •	8	8
6.293% due 11/01/2036 •	1	1
6.335% due 08/01/2037 •	65	64
6.350% due 11/01/2033 •	11	11
6.353% due 09/01/2034 •	98	97
6.375% due 11/01/2033 - 10/01/2034 •	45	45
6.405% due 11/01/2036 •	2	2
6.412% due 07/25/2044 ~	1,060	987
6.493% due 09/01/2035 •	36	36
7.000% due 07/15/2027	5	5

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

Ginnie Mae
2.625% due 12/20/2045 •	78	78
2.750% due 10/20/2029 •	137	135
3.625% (H15T1Y + 1.500%) due 02/20/2025 - 07/20/2026 ~	2	2
3.625% due 01/20/2027 - 09/20/2045 •	347	343
3.875% due 04/20/2033 •	18	18
5.500% due 07/20/2053 - 08/20/2053	1,286	1,296
Ginnie Mae, TBA
2.500% due 01/01/2054	600	525
3.000% due 02/01/2054	300	272
3.500% due 01/01/2054	5,200	4,843
4.000% due 02/01/2054	200	191
4.500% due 02/01/2054	14,000	13,677
Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 05/01/2052	1,058	945
3.500% due 11/01/2044 - 02/01/2050	2,384	2,226
4.000% due 07/01/2042 - 02/01/2043	424	409
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2039 - 02/01/2054	4,200	3,585
3.000% due 01/01/2039 - 02/01/2054	25,100	22,980
3.500% due 02/01/2054	27,350	25,119
4.000% due 01/01/2054 - 02/01/2054	33,300	31,506
4.500% due 02/01/2054	9,800	9,506
5.000% due 02/01/2054	4,700	4,652
5.500% due 02/01/2054	13,000	13,059
6.000% due 02/01/2054	21,800	22,136
6.500% due 02/01/2054	7,200	7,378

Total U.S. Government Agencies (Cost $173,713)		176,017

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
3.125% due 02/15/2043 (d)(f)	4,730	4,045
4.000% due 11/15/2042	3,100	3,013
4.000% due 11/15/2052	2,300	2,270

Total U.S. Treasury Obligations (Cost $11,037)		9,328

NON-AGENCY MORTGAGE-BACKED SECURITIES 40.4%
Adjustable Rate Mortgage Trust
4.515% due 11/25/2035 ~	79	56
4.820% due 03/25/2035 «~	13	12
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	1,200	1,061
Ashford Hospitality Trust
6.984% due 06/15/2035 •	400	391
7.384% due 06/15/2035 ~	300	291
8.284% due 06/15/2035 •	400	386
BAMLL Commercial Mortgage Securities Trust
6.609% due 03/15/2034 •	100	99
7.009% due 03/15/2034 •	3,170	3,144
Banc of America Funding Trust
4.772% due 05/25/2035 ~	4,539	4,204
6.245% due 11/20/2035 ~	122	110
Banc of America Mortgage Trust
4.372% due 02/25/2034 «~	28	28
5.149% due 11/25/2033 «~	19	17
5.361% due 05/25/2033 «~	23	18
5.410% due 06/25/2034 «~	13	12
5.496% due 09/25/2033 «~	51	45
6.149% due 01/25/2034 «~	13	12
6.212% due 10/25/2035 «~	10	9
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	800	774
BCAP LLC Trust 6.500% due 02/26/2036 «~	409	196
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	1	1
3.671% due 07/25/2034 «~	12	11
4.183% due 02/25/2034 «~	132	120
4.496% due 02/25/2034 «~	26	24
4.892% due 01/25/2035 ~	18	17
5.125% due 01/25/2035 «~	14	11
5.308% due 04/25/2033 «~	13	13
5.618% due 10/25/2033 «~	2	2
5.652% due 01/25/2034 ~	42	40
5.820% due 01/25/2034 ~	142	139
6.340% due 02/25/2033 «~	1	1
Bear Stearns ALT-A Trust
4.492% due 11/25/2036 ~	232	121
5.790% due 02/25/2034 •	173	161
5.810% due 08/25/2036 ~	4	3
CD Mortgage Trust 3.431% due 08/15/2050	400	373
Chase Mortgage Finance Trust
4.796% due 12/25/2035 ~	25	22

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

4.876% due 12/25/2035 «~	20	18
5.342% due 02/25/2037 «~	157	148
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	900	861
Citigroup Mortgage Loan Trust
5.325% due 03/25/2034 «~	26	24
6.270% due 08/25/2035 •	70	67
6.803% due 08/25/2034 «~	1	1
6.980% due 05/25/2035 •	10	10
7.198% due 09/25/2035 •	35	35
7.860% due 11/25/2035 •	24	23
Countrywide Alternative Loan Trust
3.926% due 08/25/2035 ~	895	818
4.394% due 10/25/2035 «~	8	6
5.870% due 06/25/2037 •	662	585
Countrywide Home Loan Mortgage Pass-Through Trust
4.448% due 06/20/2035 «~	38	34
4.765% due 11/25/2034 «~	9	8
4.765% due 11/25/2034 ~	698	633
5.232% due 12/25/2033 «~	27	24
5.500% due 11/25/2035 «	68	34
5.820% due 08/25/2035 «•	60	12
7.940% due 02/20/2036 •	18	17
Credit Suisse First Boston Mortgage Securities Corp. 4.924% due 11/25/2032 «~	4	4
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.858% due 07/25/2033 «~	26	25
4.878% due 01/25/2034 «~	97	90
5.522% due 07/25/2033 «~	221	204
6.401% due 10/25/2033 «~	14	14
Credit Suisse Mortgage Capital Trust
4.046% due 03/25/2060 ~	695	707
4.641% due 08/25/2060 ~	559	566
CSAIL Commercial Mortgage Trust 3.329% due 06/15/2052	200	181
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~	36	35
Extended Stay America Trust 6.556% due 07/15/2038 ~	840	833
First Horizon Alternative Mortgage Securities Trust
5.771% due 08/25/2034 «~	41	40
6.750% due 07/25/2035 ~	76	48
First Horizon Mortgage Pass-Through Trust
5.740% due 02/25/2035 «~	24	20
5.942% due 02/25/2035 «•	51	46
FWD Securitization Trust 2.240% due 01/25/2050 ~	159	145
GCAT Trust
1.091% due 05/25/2066 ~	4,939	4,082
1.348% due 05/25/2066 ~	509	422
1.503% due 05/25/2066 ~	509	419
GMAC Mortgage Corp. Loan Trust 4.264% due 11/19/2035 «~	35	29
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	442
3.924% due 10/10/2032	1,700	1,602
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	2,685	2,470
GSR Mortgage Loan Trust
3.966% due 05/25/2035 ~	38	31
4.240% due 06/25/2034 ~	5	5
4.335% due 08/25/2034 «~	16	14
4.381% due 06/25/2034 «~	10	10
4.836% due 09/25/2035 ~	1,730	1,626
5.820% due 01/25/2034 «•	39	38
5.976% due 09/25/2034 ~	898	893
6.000% due 03/25/2032 «	2	2
6.780% due 03/25/2033 «•	1	1
HarborView Mortgage Loan Trust
5.850% due 02/19/2046 •	365	301
5.910% due 05/19/2035 •	20	18
Impac CMB Trust 6.110% due 08/25/2035 «•	459	411
IndyMac Adjustable Rate Mortgage Trust 5.545% due 01/25/2032 «~	8	7
IndyMac INDX Mortgage Loan Trust
5.850% due 09/25/2046 •	236	201
6.250% due 05/25/2034 «•	19	16
JP Morgan Alternative Loan Trust 5.500% due 11/25/2036 «~	19	8
JP Morgan Chase Commercial Mortgage Securities Trust 6.826% due 12/15/2036 •	500	386
JP Morgan Mortgage Trust
4.538% due 07/25/2035 ~	133	125
4.735% due 11/25/2033 «~	6	5
4.794% due 04/25/2035 «~	7	7

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

5.044% due 07/25/2035 ~	101	96
5.057% due 11/25/2035 «~	67	54
5.109% due 10/25/2035 ~	117	107
5.281% due 09/25/2034 «~	1	1
5.528% due 07/25/2035 «~	3	3
6.129% due 11/25/2033 «~	4	4
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	2,727	2,632
5.734% due 01/25/2060 þ	103	103
MASTR Adjustable Rate Mortgages Trust
3.337% due 02/25/2034 «~	145	122
4.381% due 01/25/2034 «~	4	3
4.435% due 08/25/2034 «~	188	178
4.515% due 12/25/2033 «~	14	13
4.889% due 01/25/2036 ~	18	17
5.386% due 11/21/2034 «~	24	22
6.064% due 08/25/2034 «~	221	206
6.500% due 09/25/2033 «~	91	83
6.892% due 07/25/2034 «~	175	164
Merrill Lynch Mortgage Investors Trust
3.188% due 02/25/2034 «~	18	15
4.326% due 04/25/2035 «~	146	126
4.340% due 02/25/2035 ~	41	39
5.621% due 09/25/2033 «~	4	4
6.090% due 08/25/2028 •	187	177
6.130% due 06/25/2028 •	37	34
6.706% due 03/25/2028 «•	33	30
MFA Trust
1.014% due 01/26/2065 ~	570	513
1.324% due 01/26/2065 ~	203	184
1.479% due 03/25/2065 ~	194	182
1.632% due 01/26/2065 ~	203	185
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	565	536
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	700	678
Morgan Stanley Capital Trust 2.428% due 04/05/2042 ~	1,800	1,390
Morgan Stanley Mortgage Loan Trust 5.790% due 01/25/2035 •	558	513
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,353	2,225
2.750% due 11/25/2059 ~	3,014	2,834
3.500% due 10/25/2059 ~	81	76
New York Mortgage Trust 1.670% due 08/25/2061 þ	2,761	2,625
NLT Trust 3.200% due 10/25/2062	1,000	892
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.389% due 10/25/2035 ~	17	9
OBX Trust 1.072% due 02/25/2066	3,005	2,493
Pepper Residential Securities Trust
6.380% due 11/18/2060 ~	12	12
Prime Mortgage Trust
5.870% due 02/25/2034 •	12	11
6.000% due 02/25/2034 «	4	4
PRPM LLC 4.000% due 06/25/2053 þ	2,024	1,954
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031 «	456	214
Residential Funding Mortgage Securities, Inc. Trust
5.834% due 02/25/2036 «~	57	50
6.500% due 03/25/2032 «	6	6
RESIMAC Bastille Trust 6.390% due 09/05/2057 ~	23	23
RESIMAC Premier 6.524% due 02/07/2052 ~	128	128
Sequoia Mortgage Trust
6.006% due 07/20/2034 «~	11	10
6.232% due 04/20/2033 «~	10	9
6.272% due 10/20/2027 «•	20	19
6.369% due 03/20/2035 «•	51	46
6.417% due 05/20/2034 «•	72	70
SMRT Commercial Mortgage Trust 6.362% due 01/15/2039 •	1,100	1,078
Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	226	204
1.439% due 11/25/2055 ~	113	103
1.486% due 04/25/2065 ~	171	160
1.593% due 11/25/2055 ~	113	103
Structured Adjustable Rate Mortgage Loan Trust
5.710% due 03/25/2035 «•	46	33
5.770% due 09/25/2034 «•	76	67
5.926% due 09/25/2034 «~	23	21

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

Structured Asset Mortgage Investments Trust
6.150% due 11/19/2033 «•	11	10
6.150% due 05/19/2035 •	82	72
6.170% due 02/19/2035 ~	1,234	1,133
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.366% due 09/25/2033 «~	14	12
5.670% due 11/25/2033 «~	8	7
7.323% due 06/25/2033 «~	171	162
7.710% due 03/25/2033 «~	76	72
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	332	320
2.900% due 10/25/2059 ~	4,746	4,463
3.750% due 03/25/2058 ~	1,144	1,096
6.470% due 05/25/2058 •	4,416	4,493
6.470% due 10/25/2059 •	160	161
Verus Securitization Trust 5.930% due 03/25/2068 þ	2,124	2,125
WaMu Mortgage Pass-Through Certificates Trust
4.615% due 10/25/2035 «~	325	292
4.728% due 09/25/2035 ~	141	128
5.584% due 08/25/2033 «~	183	169
5.880% due 10/25/2033 «~	69	63
6.010% due 12/25/2045 •	1,164	1,046
6.012% due 08/25/2046 •	24	21
6.050% due 07/25/2045 •	3,217	3,019
6.050% due 10/25/2045 •	1,062	1,011
6.050% due 12/25/2045 •	838	815
6.060% due 08/25/2046 •	1,087	880
6.212% due 11/25/2042 •	46	43
6.270% due 01/25/2045 •	449	425
6.412% due 08/25/2042 •	4	4
6.512% due 09/25/2046 •	2,599	2,401
Washington Mutual Mortgage Pass-Through Certificates Trust
4.661% due 06/25/2033 ~	7	6
4.975% due 02/25/2033 «~	1	1
5.961% due 11/25/2030 «~	26	26
7.000% due 03/25/2034 «	14	13
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	600	526
3.809% due 12/15/2048	300	290
4.023% due 03/15/2052	300	286
Wells Fargo Mortgage-Backed Securities Trust 5.951% due 08/25/2035 ~	4	3
Worldwide Plaza Trust 3.526% due 11/10/2036	1,000	763
WSTN Trust 6.297% due 07/05/2037	500	510

Total Non-Agency Mortgage-Backed Securities (Cost $89,813)		82,571

ASSET-BACKED SECURITIES 42.2%
AccessLex Institute 5.941% due 05/25/2036 ~	388	379
Accredited Mortgage Loan Trust 5.369% due 01/25/2035 •	393	375
ACHV ABS Trust 6.600% due 08/19/2030	146	146
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •	1,700	1,698
Apidos CLO 6.687% due 04/20/2031 •	1,419	1,419
Ares CLO Ltd. 6.525% due 01/15/2029 •	643	642
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	109	107
Bear Stearns Asset-Backed Securities Trust
3.085% due 10/25/2036 ~	588	344
6.470% due 11/25/2042 •	95	93
Benefit Street Partners CLO Ltd. 6.694% due 01/17/2032 •	3,000	3,000
BXMT Ltd. 6.876% due 11/15/2037 •	820	794
CBAM Ltd. 6.797% due 10/20/2029 •	865	866
CIFC Funding Ltd. 6.640% due 04/24/2031	988	988
College Avenue Student Loans LLC
1.600% due 07/25/2051	715	638
3.280% due 12/28/2048	1,141	1,052
4.130% due 12/26/2047	607	583
6.571% due 07/25/2051 ~	409	403
6.670% due 12/26/2047 •	442	438
Commonbond Student Loan Trust 1.980% due 08/25/2050	502	435
Countrywide Asset-Backed Certificates Trust
5.890% due 08/25/2034 •	1,350	1,293

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.010% due 12/25/2034 •	1,825	1,773
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	339	306
Crestline Denali CLO Ltd. 6.715% due 10/15/2031	1,000	999
Dryden CLO Ltd. 6.653% due 01/17/2033 •	1,900	1,886
ECMC Group Student Loan Trust 6.452% due 07/25/2069 •	572	567
EFS Volunteer LLC 6.446% due 10/25/2035 •	46	46
EquiFirst Mortgage Loan Trust 6.598% due 09/25/2033 «•	39	37
Exeter Automobile Receivables Trust 6.310% due 10/15/2027	500	504
Galaxy CLO Ltd. 6.625% due 10/15/2030 •	1,741	1,739
HERA Commercial Mortgage Ltd. 6.523% due 02/18/2038 •	371	362
Home Equity Asset Trust 6.070% due 11/25/2032 «•	8	7
Home Equity Mortgage Loan Asset-Backed Trust
6.250% due 10/25/2035 •	1,600	1,461
6.372% due 05/25/2033 «~	313	300
HSI Asset Securitization Corp. Trust 5.570% due 10/25/2036 •	5	2
KKR CLO Ltd. 6.597% due 07/18/2030 •	702	702
LCCM Trust 6.926% due 11/15/2038 ~	3,800	3,774
LCM Loan Income Fund Ltd. 6.707% due 04/20/2031	613	613
Lehman XS Trust 5.022% due 04/25/2037 «	6	33
Long Beach Mortgage Loan Trust
6.030% due 10/25/2034 •	736	704
6.170% due 03/25/2032 «•	16	15
6.325% due 07/25/2034 •	193	190
Madison Park Funding Ltd. 6.667% due 04/20/2032 •	1,500	1,501
Morgan Stanley Dean Witter Capital, Inc. Trust 6.820% due 02/25/2033 •	53	53
Mountain View CLO LLC 6.745% due 10/16/2029 •	541	541
Nassau Ltd. 6.805% due 10/15/2029 •	317	317
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
Navient Private Education Loan Trust 6.376% due 11/15/2068 •	117	116
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	647	580
3.010% due 12/15/2059	1,029	967
3.130% due 02/15/2068	254	244
3.520% due 06/16/2042	10	10
Navient Student Loan Trust 4.000% due 12/15/2059	1,129	1,105
Nelnet Student Loan Trust 1.420% due 04/20/2062	1,840	1,672
Neuberger Berman CLO Ltd. 6.717% due 04/20/2031 •	1,500	1,499
NovaStar Mortgage Funding Trust 6.210% due 02/25/2034 •	1,913	1,879
OZLM Ltd. 6.827% due 01/20/2031 •	1,925	1,928
Pagaya AI Debt Selection Trust
1.530% due 08/15/2029	132	131
7.464% due 06/16/2031	8,400	8,469
PAGAYA AI Debt Trust 6.664% due 03/15/2030	461	462
Pagaya AI Debt Trust 7.962% due 12/16/2030	744	753
Palmer Square CLO Ltd. 6.736% due 04/20/2035	2,000	1,988
PRET LLC
1.843% due 09/25/2051 þ	2,666	2,541
1.992% due 02/25/2061 þ	3,102	3,034
2.487% due 10/25/2051 þ	2,738	2,682
Regatta Funding Ltd. 6.827% due 01/20/2035	1,000	1,001
Renaissance Home Equity Loan Trust
6.170% due 08/25/2032 «•	10	9
6.570% due 09/25/2037 •	3,211	1,351
Residential Asset Securities Corp. Trust 5.730% due 07/25/2036 •	683	682

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

SLM Private Credit Student Loan Trust
5.916% due 12/15/2039 •	181	174
5.936% due 06/15/2039 •	2,512	2,420
5.976% due 06/15/2039 •	1,090	1,057
SMB Private Education Loan Trust
1.290% due 07/15/2053	1,066	962
1.600% due 09/15/2054	752	677
2.230% due 09/15/2037	322	299
2.840% due 06/15/2037	309	293
2.880% due 09/15/2034	64	62
3.940% due 02/16/2055	1,009	963
6.788% due 02/16/2055 •	1,153	1,152
SoFi Professional Loan Program LLC 2.650% due 09/25/2040	441	425
Sound Point CLO Ltd.
6.574% due 01/23/2029 •	152	152
6.620% due 07/25/2030 ~	917	916
6.657% due 10/20/2030 •	1,567	1,564
Soundview Home Loan Trust 6.770% due 11/25/2033 «•	18	17
Starwood Commercial Mortgage Trust 6.556% due 07/15/2038 ~	1,026	1,016
Terwin Mortgage Trust 6.595% due 04/25/2036 •	1,188	1,179
Tesla Electric Vehicle Trust
5.380% due 06/20/2028	500	505
5.380% due 02/20/2029	500	506
5.540% due 12/21/2026	500	502
5.858% due 12/21/2026	500	500
TPG Real Estate Finance Issuer Ltd. 6.676% due 03/15/2038 •	1,907	1,862
TruPS Financials Note Securitization Ltd. 7.202% due 09/20/2039 •	1,576	1,541
Upstart Pass-Through Trust 7.900% due 10/20/2028	275	278
Upstart Securitization Trust 1.310% due 11/20/2031	157	156

Total Asset-Backed Securities (Cost $89,822)		86,406

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		1,168

Total Short-Term Instruments (Cost $1,168)		1,168

Total Investments in Securities (Cost $366,588)		355,494

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III	326,506	3,176

Total Short-Term Instruments (Cost $3,176)		3,176

Total Investments in Affiliates (Cost $3,176)		3,176

Total Investments 175.4% (Cost $369,764)		$358,670
Financial Derivative Instruments (c)(e) 0.0%(Cost or Premiums, net $3,259)		72
Other Assets and Liabilities, net (75.4)%		(154,244)

Net Assets 100.0%		$204,498

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$1,168	U.S. Treasury Notes 0.375% due 11/30/2025	$(1,191)	$1,168	$1,168

Total Repurchase Agreements	$(1,191)	$1,168	$1,168

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.2)%
Ginnie Mae, TBA	5.500%	01/01/2054	$1,000	$(994)	$(1,007)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2054	6,700	(5,268)	(5,484)

Total Short Sales (3.2)%	$(6,262)	$(6,491)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(123) at a weighted average interest rate of 5.400%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	5	$(1,183)	$33	$0	$0
3-Month SOFR Active Contract December Futures	03/2025	6	(1,444)	22	0	(1)
3-Month SOFR Active Contract December Futures	03/2026	6	(1,454)	14	0	(1)
3-Month SOFR Active Contract June Futures	09/2024	7	(1,671)	37	0	0
3-Month SOFR Active Contract June Futures	09/2025	6	(1,452)	16	0	(1)
3-Month SOFR Active Contract March Futures	06/2024	9	(2,138)	55	0	0
3-Month SOFR Active Contract March Futures	06/2025	6	(1,449)	18	0	(1)
3-Month SOFR Active Contract March Futures	06/2026	6	(1,454)	13	0	0
3-Month SOFR Active Contract September Futures	12/2024	6	(1,439)	27	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(969)	9	0	0
U.S. Treasury 10-Year Note March Futures	03/2024	532	(60,058)	(1,889)	0	0
U.S. Treasury Long-Term Bond March Futures	03/2024	31	(3,873)	(286)	6	0

Total Futures Contracts	$(1,931)	$6	$(4)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.000%	Semi-Annual	01/26/2024	$800	$0	$(8)	$(8)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024	1,700	(2)	(8)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024	300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	600	(4)	(9)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	300	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	300	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	500	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	500	(2)	(3)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	12,000	(1)	281	280	3	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	6,000	1	135	136	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	11,900	333	353	686	3	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	0	33	33	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	900	(1)	73	72	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	25,300	(430)	1,154	724	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	(3)	19	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	23,400	430	1,097	1,527	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	1,100	(2)	(88)	(90)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	400	(1)	(29)	(30)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	800	(1)	(63)	(64)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	400	0	(32)	(32)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	700	(1)	(50)	(51)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	500	(1)	(47)	(48)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	800	(2)	(62)	(64)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	700	(2)	(62)	(64)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	600	(2)	(49)	(51)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	600	(2)	(48)	(50)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	1,200	(5)	(71)	(76)	0	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	2,900	84	150	234	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	900	(4)	(49)	(53)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	800	(4)	(35)	(39)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	700	(4)	(21)	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	400	(2)	(9)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	2,510	(18)	(62)	(80)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,245	1,182	4,100	5,282	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,200	(56)	(46)	(102)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	600	(1)	(64)	(65)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,948	48	(360)	(312)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	11,900	(18)	129	111	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	600	0	66	66	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	0	(22)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	400	(1)	(40)	(41)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(17)	(842)	(859)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(2)	(60)	(62)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(1)	(42)	(43)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(37)	(99)	(136)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(62)	0	(62)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(3)	(9)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	(8)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	1,900	(3)	186	183	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	1,400	30	142	172	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	6,300	(54)	765	711	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	3,800	(48)	415	367	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	1,800	(2)	172	170	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,580	665	2,906	3,571	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	706	2	118	120	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	500	(37)	(61)	(98)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	800	(3)	127	124	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	500	(1)	(78)	(79)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	500	(1)	(76)	(77)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	300	(1)	(45)	(46)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	300	(1)	(45)	(46)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	300	(1)	(42)	(43)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	400	(1)	(59)	(60)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	300	(1)	(41)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(1)	(63)	(64)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	200	1	24	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	300	1	35	36	0	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(1)	(59)	(60)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(1)	(60)	(61)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	0	(15)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(8)	(222)	(230)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(4)	(108)	(112)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(247)	(383)	(630)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(120)	(262)	(382)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(6)	(22)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(6)	(22)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(5)	(18)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	305	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,860	(61)	65	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	100	(1)	29	28	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	300	(1)	106	105	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	700	(4)	232	228	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	300	(1)	105	104	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/20/2050	7,500	(31)	2,112	2,081	26	0
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	3,100	(22)	(1,132)	(1,154)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	2,000	(15)	600	585	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	6,000	(46)	1,799	1,753	22	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(1)	(31)	(32)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(1)	(30)	(31)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	16,000	1,923	2,990	4,913	62	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	100	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	1,700	160	43	203	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	5,100	253	(192)	61	22	0

Total Swap Agreements						$3,651	$15,014	$18,665	$188	$(27)

(d)

Securities with an aggregate market value of $2,190 and cash of $4,426 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.690%	04/02/2024	200	$(2)	$0
	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	2.690	04/02/2024	200	(2)	(3)
FAR	Call - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.688	04/02/2024	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	2.688	04/02/2024	300	(2)	(5)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	300	(2)	(4)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	600	(5)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	600	(5)	(10)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	300	(2)	(5)

$(26)	$(27)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	$101.094	02/06/2024	500	$(2)	$(4)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	99.227	02/06/2024	500	(3)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.227	02/06/2024	500	(2)	(4)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	1,000	(5)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	1,000	(5)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.469	01/09/2024	500	(2)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.906	01/09/2024	1,000	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.813	02/06/2024	1,000	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	100.813	02/06/2024	1,000	(2)	(2)

$(27)	$(26)

Total Written Options	$(53)	$(53)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$16	$0	$0	$0	$0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	192	(6)	6	0	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	200	(1)	0	0	(1)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	6	0	0	0	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,050	(113)	112	0	(1)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,143	(183)	185	2	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/18/2058	99	(4)	4	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3	0	0	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	24	0	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	(15)	0	(4)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(19)	(15)	0	(34)

Total Swap Agreements	$(339)	$301	$2	$(40)

(f)

Securities with an aggregate market value of $257 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4	$0	$4
U.S. Government Agencies	0	176,017	0	176,017
U.S. Treasury Obligations	0	9,328	0	9,328
Non-Agency Mortgage-Backed Securities	0	78,335	4,236	82,571
Asset-Backed Securities	0	85,988	418	86,406
Short-Term Instruments
Repurchase Agreements	0	1,168	0	1,168

$0	$350,840	$4,654	$355,494
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,176	$0	$0	$3,176

Total Investments	$3,176	$350,840	$4,654	$358,670

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,491)	$0	$(6,491)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	194	0	194
Over the counter	0	2	0	2

$0	$196	$0	$196
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(31)	0	(31)
Over the counter	0	(93)	0	(93)

$0	$(124)	$0	$(124)

Total Financial Derivative Instruments	$0	$72	$0	$72

Totals	$3,176	$344,421	$4,654	$352,251

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$0	$0	$0	$0	$0	$4,236	$0	$4,236	$0
Asset-Backed Securities	0	0	(63)	0	63	33	385	0	418	33

Totals	$0	$0	$(63)	$0	$63	$33	$4,621	$0	$4,654	$33

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$4,236	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Asset-Backed Securities	418	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—

Total	$4,654

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.3% ¤
U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
3.395% due 12/01/2029 •	$4	$4
4.056% due 12/01/2029 •	1	1
4.560% due 08/01/2036 •	14	14
4.709% due 03/01/2035 •	121	121
5.174% due 12/01/2032 •	2	2
5.480% due 01/01/2036 •	95	95
5.503% due 12/25/2036 •	104	101
5.563% due 03/25/2034 •	37	37
5.572% due 06/25/2033 •	67	64
5.690% due 07/25/2032 •	100	99
5.765% due 03/25/2036 •	48	48
5.802% due 05/25/2042 •	76	76
5.973% due 08/01/2028 •	4	4
5.977% due 03/25/2032 •	154	152
6.128% due 06/01/2043 •	199	193
6.129% due 02/01/2041 - 10/01/2044 •	764	739
6.247% due 10/01/2032 •	3	3
6.352% due 04/25/2032 •	19	19
6.639% due 11/01/2035 •	48	47
6.705% due 11/01/2035 •	57	56
6.723% due 10/01/2025 •	2	2
Freddie Mac
0.000% due 07/15/2030 - 01/15/2032 (a)	14,985	11,238
4.051% due 02/01/2035 •	130	130
4.500% due 06/15/2035 - 09/15/2035	358	349
5.000% due 01/15/2034	1,150	1,154
5.203% due 07/01/2029 •	2	2
5.333% due 05/01/2032 •	4	4
5.446% due 01/01/2032 •	3	3
5.491% due 06/01/2035 •	437	447
5.500% due 11/01/2038 - 10/01/2039	41	42
5.572% due 07/25/2031 ~	239	236
5.953% due 06/15/2030 ~	9	8
5.953% due 12/15/2032 •	11	11
6.003% due 06/15/2031 •	8	8
6.153% due 02/15/2027 ~	1	1
6.212% due 10/25/2044 - 02/25/2045 •	857	784
6.412% due 07/25/2044 ~	389	362
6.500% due 10/25/2043	319	327
Ginnie Mae
3.000% (H15T1Y + 1.500%) due 10/20/2024 ~	1	1
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 08/20/2026 ~	34	33
3.625% due 03/20/2025 - 02/20/2030 •	159	155
3.875% (H15T1Y + 1.500%) due 05/20/2024 ~	1	1
3.875% due 04/20/2027 - 04/20/2032 •	6	6
4.000% due 05/20/2030 •	22	21
Israel Government AID Bond 0.000% due 11/01/2024 (c)	39,013	37,472
Resolution Funding Corp. STRIPS(c) 0.000% due 01/15/2030	18,000	13,853
Small Business Administration 6.250% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	12	12
U.S. Small Business Administration
4.760% due 09/01/2025	535	525
4.770% due 04/01/2024	29	29
4.930% due 01/01/2024	15	15
Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	859	836
4.500% due 04/01/2028 - 11/01/2029	90	89

Total U.S. Government Agencies (Cost $70,653)		70,031

U.S. TREASURY OBLIGATIONS 95.6%
U.S. Treasury Bonds
1.375% due 11/15/2040	37,030	24,586
1.375% due 08/15/2050	185,150	103,221
1.625% due 11/15/2050	214,700	127,981
1.750% due 08/15/2041	12,400	8,629
1.875% due 02/15/2041 (e)	110,500	79,504
2.250% due 08/15/2049	50,320	35,159
2.250% due 02/15/2052	600	416
2.375% due 02/15/2042	8,200	6,295

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

2.750% due 11/15/2042 (e)	83,400	67,473
2.875% due 05/15/2043	140,960	115,774
2.875% due 05/15/2049	56,970	45,287
3.000% due 05/15/2042	191,000	161,649
3.000% due 11/15/2044	237,300	196,496
3.000% due 02/15/2049	38,140	31,050
3.125% due 02/15/2043	41,250	35,277
3.125% due 08/15/2044	45,000	38,122
3.250% due 05/15/2042	12,100	10,622
3.625% due 08/15/2043	53,000	48,745
3.625% due 02/15/2044	55,000	50,415
3.750% due 11/15/2043	36,220	33,864
4.000% due 11/15/2042	38,100	37,039
4.375% due 02/15/2038	78,530	82,564
4.375% due 08/15/2043	31,500	32,164
4.500% due 05/15/2038	31,463	33,450
U.S. Treasury Notes
0.250% due 07/31/2025 (e)	77,900	72,966
1.875% due 08/31/2024 (g)	8,680	8,503
2.125% due 03/31/2024 (g)	753	747
2.125% due 07/31/2024 (g)	21,600	21,236
2.125% due 09/30/2024 (g)	27,200	26,643
2.125% due 11/30/2024	4,000	3,903
2.250% due 10/31/2024	49,610	48,542
2.250% due 11/15/2024	38,950	38,080
2.250% due 11/15/2025 (e)	47,400	45,661
2.375% due 02/29/2024 (g)	1,590	1,582
2.375% due 08/15/2024 (g)	4,300	4,230
2.500% due 01/31/2024 (g)	4,263	4,253
2.875% due 05/15/2028 (g)	9,680	9,285

Total U.S. Treasury Obligations (Cost $2,110,950)		1,691,413

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	4	3
4.875% due 04/25/2033 «~	1	1
5.308% due 04/25/2033 «~	12	12
5.820% due 01/25/2034 ~	81	80
6.035% due 11/25/2034 ~	216	196
6.166% due 04/25/2033 «~	8	7
Bear Stearns ALT-A Trust
4.228% due 11/25/2036 ~	5,526	3,057
4.492% due 11/25/2036 ~	11,425	5,960
5.790% due 02/25/2034 •	618	574
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.720% due 08/25/2035 •	102	95
Citigroup Mortgage Loan Trust 6.980% due 05/25/2035 •	50	49
Countrywide Alternative Loan Trust
5.500% due 03/25/2036	818	342
5.652% due 02/20/2047 •	2,378	1,833
5.680% due 05/25/2035 •	301	270
5.750% due 12/25/2035 •	147	130
5.790% due 02/25/2047 •	213	199
5.830% due 05/25/2047 ~	1,347	1,146
5.870% due 05/25/2036 •	29	25
5.892% due 03/20/2046 •	1,728	1,403
6.012% due 02/25/2036 •	142	128
Countrywide Home Loan Mortgage Pass-Through Trust
3.695% due 04/25/2035 ~	182	130
4.126% due 09/20/2036 ~	1,736	1,502
5.930% due 05/25/2035 •	489	392
6.050% due 04/25/2035 «~	47	42
6.130% due 02/25/2035 •	287	262
6.150% due 02/25/2035 •	170	143
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 «~	1	1
Downey Savings & Loan Association Mortgage Loan Trust 5.990% due 08/19/2045 •	174	145
GreenPoint Mortgage Funding Trust 5.910% due 06/25/2045 •	191	180
GSR Mortgage Loan Trust 3.967% due 04/25/2036 ~	1,670	1,121
HarborView Mortgage Loan Trust
5.730% due 03/19/2037 •	646	574
5.910% due 05/19/2035 •	570	517
Impac CMB Trust 6.470% due 07/25/2033 «•	4	3
IndyMac INDX Mortgage Loan Trust 6.110% due 02/25/2035 ~	714	633
JP Morgan Mortgage Trust
4.538% due 07/25/2035 ~	179	169
4.658% due 02/25/2036 ~	301	220

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

MASTR Adjustable Rate Mortgages Trust 4.506% due 05/25/2034 ~	60	55
Merrill Lynch Mortgage Investors Trust 7.299% due 12/25/2032 «•	22	20
Residential Accredit Loans, Inc. Trust
5.770% due 08/25/2035 •	420	315
6.372% due 09/25/2045 •	152	133
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	163	164
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032 «	11	11
Sequoia Mortgage Trust
6.170% due 10/19/2026 «~	82	77
6.172% due 07/20/2033 ~	232	212
6.177% due 07/20/2033 «•	164	142
Structured Adjustable Rate Mortgage Loan Trust 6.412% due 01/25/2035 •	180	153
Structured Asset Mortgage Investments Trust
5.910% due 05/25/2036 •	7,035	5,534
6.050% due 07/19/2034 «•	32	29
6.170% due 03/19/2034 •	76	71
WaMu Mortgage Pass-Through Certificates Trust
4.185% due 12/25/2046 ~	507	436
4.379% due 03/25/2034 ~	29	28
4.397% due 12/25/2046 •	740	622
4.853% due 05/25/2046 •	262	219
5.742% due 01/25/2047 •	343	315
5.990% due 11/25/2045 •	505	460
5.992% due 06/25/2046 •	1,046	936
6.010% due 12/25/2045 •	180	175
6.012% due 02/25/2046 •	780	685
6.060% due 07/25/2046 •	2,608	2,149
6.060% due 08/25/2046 •	6,952	5,626
6.212% due 11/25/2042 •	103	95
6.512% due 09/25/2046 •	952	880
6.512% due 10/25/2046 ~	365	327
Washington Mutual Mortgage Pass-Through Certificates Trust
4.480% due 05/25/2033 «~	31	30

Total Non-Agency Mortgage-Backed Securities (Cost $56,541)		41,443

ASSET-BACKED SECURITIES 9.3%
37 Capital CLO Ltd. 7.167% due 01/15/2034	3,900	3,898
AGL CLO Ltd. 6.877% due 07/20/2034	1,600	1,600
Apidos CLO 6.755% due 07/16/2031	3,277	3,279
Ares CLO Ltd. 6.825% due 10/15/2030	7,016	7,023
Asset-Backed Securities Corp. Home Equity Loan Trust
5.550% due 05/25/2037 •	17	12
5.996% due 06/15/2031 •	268	245
Atlas Senior Loan Fund Ltd. 6.840% due 10/24/2031	4,573	4,570
Bain Capital Credit CLO Ltd. 6.788% due 04/19/2034	3,000	2,998
Barings Loan Partners CLO Ltd. 0.000% due 07/20/2033 (b)	2,000	2,000
Betony CLO Ltd. 6.732% due 04/30/2031	1,877	1,878
BlueMountain CLO Ltd. 6.854% due 10/22/2030 •	4,316	4,318
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037	2,200	2,200
Carlyle Global Market Strategies CLO Ltd.
6.657% due 07/20/2031	2,612	2,610
6.757% due 01/20/2032	1,993	1,993
6.795% due 07/15/2031	4,900	4,895
Cedar Funding CLO Ltd.
6.677% due 01/20/2031 •	1,886	1,884
6.705% due 05/29/2032	3,412	3,406
CIFC Funding Ltd.
6.627% due 04/20/2030 •	896	896
6.640% due 04/24/2031	1,976	1,977
6.657% due 04/18/2031 •	982	981
6.710% due 04/24/2030 •	797	795
6.717% due 04/20/2031	1,183	1,183
6.864% due 10/17/2031 •	2,950	2,952
Citigroup Global Markets Mortgage Securities, Inc. 6.370% due 01/25/2032 «•	47	49
Credit Suisse First Boston Mortgage Securities Corp. 5.077% due 01/25/2032 •	26	25

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

Credit-Based Asset Servicing & Securitization Trust 3.311% due 01/25/2037 •	847	269
Crestline Denali CLO Ltd. 6.715% due 10/15/2031	2,600	2,597
Cutwater Ltd. 6.875% due 01/15/2029	1,996	1,998
Dewolf Park CLO Ltd. 6.575% due 10/15/2030	1,904	1,904
Diameter Capital CLO Ltd. 0.000% due 01/15/2037 (b)	2,700	2,700
Dryden Senior Loan Fund 6.755% due 01/15/2031	3,726	3,723
Eaton Vance CLO Ltd. 6.825% due 10/15/2034	3,200	3,193
Elevation CLO Ltd. 6.775% due 07/15/2031	995	995
Elmwood CLO Ltd.
6.717% due 10/20/2034	4,700	4,706
7.044% due 12/11/2033	6,300	6,297
7.054% due 01/17/2034	1,000	1,002
GE-WMC Mortgage Securities Trust 5.550% due 08/25/2036 «•	40	16
Generate CLO Ltd.
7.215% due 10/20/2036	3,500	3,500
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •	2,549	2,547
Goldentree Loan Management U.S. CLO Ltd. 7.027% due 01/20/2034	4,000	4,000
Golub Capital Partners CLO Ltd. 6.697% due 04/20/2031	937	938
GSAMP Trust
5.540% due 12/25/2036 ~	397	187
5.650% due 11/25/2035 •	133	12
Halseypoint CLO Ltd. 7.027% due 01/20/2033	2,200	2,198
Home Equity Asset Trust 6.390% due 02/25/2033 «•	1	1
HSI Asset Securitization Corp. Trust 5.570% due 10/25/2036 •	92	37
ICG U.S. CLO Ltd. 6.800% due 01/24/2032	1,000	999
JP Morgan Mortgage Acquisition Trust 5.630% due 08/25/2036 «•	26	11
KKR CLO Ltd. 6.655% due 04/15/2031	951	950
KKR CLO Trust 6.845% due 10/15/2034	1,000	1,001
Lehman ABS Mortgage Loan Trust 5.560% due 06/25/2037 •	350	224
Lockwood Grove CLO Ltd. 6.810% due 01/25/2030	7,056	7,063
Long Beach Mortgage Loan Trust 6.030% due 10/25/2034 •	1,548	1,480
Madison Park Funding Ltd. 6.619% due 07/27/2031 •	1,456	1,455
Magnetite Ltd.
6.840% due 01/25/2032	1,000	1,002
6.935% due 10/25/2033	4,900	4,907
Marathon CLO Ltd. 6.943% due 11/15/2031	2,500	2,500
MASTR Asset-Backed Securities Trust 5.570% due 11/25/2036 •	75	24
Merrill Lynch Mortgage Investors Trust 5.710% due 02/25/2037 •	259	78
Morgan Stanley ABS Capital, Inc. Trust 5.530% due 05/25/2037 •	139	117
Morgan Stanley IXIS Real Estate Capital Trust 5.520% due 11/25/2036 •	31	10
Nassau Ltd. 6.905% due 01/15/2030	874	875
Neuberger Berman CLO Ltd. 6.717% due 04/20/2031 •	1,000	999
Neuberger Berman Loan Advisers CLO Ltd. 6.957% due 10/24/2032	4,500	4,499
New Century Home Equity Loan Trust 5.830% due 05/25/2036 •	159	157
Newark BSL CLO Ltd. 6.610% due 07/25/2030 •	1,782	1,779
Northwoods Capital Ltd. 6.758% due 04/19/2031	2,138	2,140
OCP CLO Ltd. 6.615% due 07/15/2030	2,912	2,911
Palmer Square CLO Ltd.
6.736% due 04/20/2035	1,000	994

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

6.963% due 10/20/2033	6,000	6,006
Rad CLO Ltd. 6.964% due 01/25/2033	3,500	3,484
Renaissance Home Equity Loan Trust 6.170% due 08/25/2032 «•	2	2
Romark WM-R Ltd. 6.707% due 04/20/2031	938	938
Securitized Asset-Backed Receivables LLC Trust
5.590% due 12/25/2036 •	1,450	331
5.630% due 11/25/2036 •	452	129
Signal Peak CLO Ltd. 6.750% due 04/25/2031 •	851	852
Silver Rock CLO Ltd. 7.138% due 10/20/2033	4,000	3,990
Sound Point CLO Ltd. 6.797% due 01/21/2031 ~	1,890	1,888
Soundview Home Loan Trust
5.550% due 06/25/2037 •	191	126
5.590% due 11/25/2036 •	450	136
Steele Creek CLO Ltd. 6.744% due 04/21/2031 •	971	972
Symphony CLO Ltd.
6.874% due 01/23/2032	1,000	998
7.002% due 04/25/2034	1,800	1,802
TIAA CLO Ltd. 6.805% due 01/16/2031 •	424	425
Venture CLO Ltd.
6.874% due 10/22/2031	3,070	3,066
6.915% due 01/15/2032	2,000	1,996

Total Asset-Backed Securities (Cost $166,880)		163,803

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		1,112

Total Short-Term Instruments (Cost $1,112)		1,112

Total Investments in Securities (Cost $2,406,136)		1,967,802

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	2,157,679	20,988

Total Short-Term Instruments (Cost $20,993)		20,988

Total Investments in Affiliates (Cost $20,993)		20,988

Total Investments 112.5% (Cost $2,427,129)		$1,988,790
Financial Derivative Instruments (f)(i) (0.0)%(Cost or Premiums, net $20,132)		(745)
Other Assets and Liabilities, net (12.5)%		(219,861)

Net Assets 100.0%		$1,768,184

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$1,112	U.S. Treasury Notes 0.375% due 11/30/2025	$(1,134)	$1,112	$1,112

Total Repurchase Agreements	$(1,134)	$1,112	$1,112

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

STR	5.540%	01/02/2024	01/03/2024	$(110,985)	$(110,985)
5.660	12/29/2023	01/02/2024	(112,088)	(112,158)

Total Reverse Repurchase Agreements	$(223,143)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.480%	11/20/2023	01/23/2024	$(117,162)	$(117,929)

Total Sale-Buyback Transactions	$(117,929)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2054	$17,000	$(15,953)	$(16,095)
Uniform Mortgage-Backed Security, TBA	4.500	02/01/2054	3,000	(2,896)	(2,910)

Total Short Sales (1.1)%	$(18,849)	$(19,005)

(e)	Securities with an aggregate market value of $231,047 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(193,147) at a weighted average interest rate of 5.182%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(375) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2024	9,149	$1,032,836	$35,373	$0	$0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	3,515	414,825	16,124	0	(330)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	503	67,198	6,056	0	(267)

$57,553	$0	$(597)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2024	2,407	$(495,635)	$(3,185)	$0	$(301)
U.S. Treasury 5-Year Note March Futures	03/2024	7,566	(822,980)	(17,880)	0	(650)
U.S. Treasury Long-Term Bond March Futures	03/2024	2,354	(294,103)	(22,184)	441	0

$(43,249)	$441	$(951)

Total Futures Contracts	$14,304	$441	$(1,548)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$11,700	$119	$120	$239	$0	$(3)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	601,200	7,110	4,772	11,882	0	(155)

$7,229	$4,892	$12,121	$0	$(158)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.530%	Annual	06/21/2024	$474,100	$1,162	$(9,763)	$(8,601)	$0	$(100)
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025	1,159,500	1,336	(10,712)	(9,376)	233	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030	76,000	0	1,136	1,136	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	423,300	323	6,200	6,523	57	0
Receive	1-Day USD-SOFR Compounded-OIS	2.606	Semi-Annual	12/21/2047	40,000	(13)	7,103	7,090	119	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	5,109	15,204	201	0

$12,903	$(927)	$11,976	$620	$(100)

Total Swap Agreements	$20,132	$3,965	$24,097	$620	$(258)

(g)

Securities with an aggregate market value of $53,257 and cash of $1,721 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
U.S. Government Agencies	$0	$70,031	$0	$70,031
U.S. Treasury Obligations	0	1,691,413	0	1,691,413
Non-Agency Mortgage-Backed Securities	0	41,065	378	41,443
Asset-Backed Securities	0	163,724	79	163,803
Short-Term Instruments
Repurchase Agreements	0	1,112	0	1,112

	$0	$1,967,345	$457	$1,967,802
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,988	$0	$0	$20,988

Total Investments	$20,988	$1,967,345	$457	$1,988,790

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,005)	$0	$(19,005)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,061	$0	$1,061

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,806)	$0	$(1,806)

Total Financial Derivative Instruments	$0	$(745)	$0	$(745)

Totals	$20,988	$1,947,595	$457	$1,969,040

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	8.6%

PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	21.1%

PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	1.6%

PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	19.3%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value ("NAV") of a Portfolio’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio’s shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options,

Notes to Financial Statements (Cont.)

futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Portfolio's Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal

Notes to Financial Statements (Cont.)

trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by the PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of December 31, 2023, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Portfolio's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio's taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2023 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$0	$97,993	$(89,021)	$294	$38	$9,304	$1,732	$0
PIMCO All Authority: Multi-RAE PLUS Fund	19,536	16,452	(36,097)	(283)	392	0	348	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$200,572	$2,027,924	$(2,194,300)	$311	$(57)	$34,450	$7,624	$0
PIMCO All Asset: Multi-RAE PLUS Fund	181	3	(184)	0	0	0	2	0
PIMCO All Asset: Multi-Real Fund	142	1,008,045	(994,200)	36	2	14,025	512	0
PIMCO EM Bond and Short-Term Investments Portfolio	12,887	485	(4,200)	(35)	42	9,179	479	0
PIMCO High Yield and Short-Term Investments Portfolio	13,304	67,598	(68,300)	4	4	12,610	490	0
PIMCO Investment Grade Credit Bond Portfolio	282,246	750,960	(833,300)	45	101	200,052	13,138	0
PIMCO Long Duration Credit Bond Portfolio	285,554	9,460,847	(9,669,700)	(523)	4	76,182	5,141	0
PIMCO Mortgage and Short-Term Investments Portfolio	15,645	718,654	(556,400)	(1)	37	177,935	1,552	0
PIMCO Municipal Portfolio	7,018	36,003	(38,800)	5	(2)	4,224	202	0
PIMCO Real Return Portfolio	4,622	110,315	(112,700)	(6)	0	2,231	113	0
PIMCO Sector Fund Series – I	6,035	177,449	(177,400)	(18)	0	6,066	146	0
PIMCO Short-Term Portfolio	13,470	101,599	(111,900)	8	(1)	3,176	396	0
PIMCO U.S. Government and Short-Term Investments Portfolio	19,851	936,437	(935,299)	7	(8)	20,988	521	0
PIMCO International Portfolio	99,231	3,672	(12,000)	(169)	215	90,949	3,617	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended December 31, 2023 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2023	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2023	Dividend Income	Shares Held at 12/31/2023
Xfit Brands, Inc.	$41	$0	$0	$0	$79	$120	$0	68,040,639

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BOA	Bank of America N.A.	FBF	Credit Suisse International	NXN	Natixis New York
BOM	Bank of Montreal	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GRE	NatWest Markets Securities, Inc.	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CDI	Natixis Singapore	MEI	Merrill Lynch International	STR	State Street FICC Repo
CEW	Canadian Imperial Bank of Commerce World Markets	MSC	Morgan Stanley & Co. LLC.	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	SEK	Swedish Krona
CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar
CHF	Swiss Franc	INR	Indian Rupee	THB	Thai Baht
CLP	Chilean Peso	JPY	Japanese Yen	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:
ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERADXULT	eRAFI International Large Strategy Index	NDDUEAFE	MSCI EAFE Index
AMZX	Alerian MLP Total Return Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BRENT	Brent Crude	EUR001M	1 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex- U.S. Index
CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	S&P 500	Standard & Poor's 500 Index
CDX.IG	Credit Derivatives Index - Investment Grade	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFR	Secured Overnight Financing Rate
CMBX	Commercial Mortgage-Backed Index	JMABNIC	J.P. Morgan Nic Custom Index	SOFRINDX	Secured Overnight Financing Rate Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR	TSFR3M	Term SOFR 3-Month
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.	ST	State

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
AID	Agency International Development	CMBS	Collateralized Mortgage-Backed Security	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	oz.	Ounce	WTI	West Texas Intermediate